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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07452
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 9/30/10

Item 1. Schedule of Investments.

Invesco V.I. Basic Balanced Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VIBBA-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—68.35%

Air Freight & Logistics—0.37%
FedEx Corp.	1,319	$112,775

Apparel Retail—0.25%
Gap, Inc. (The)	3,985	74,280

Asset Management & Custody Banks—0.66%
State Street Corp.	5,306	199,824

Automobile Manufacturers—0.47%
Ford Motor Co. (b)	11,555	141,433

Cable & Satellite—2.01%
Comcast Corp. -Class A	19,113	345,563
Time Warner Cable Inc.	4,820	260,232

		605,795

Communications Equipment—0.87%
Cisco Systems, Inc. (b)	11,929	261,245

Computer Hardware—1.86%
Dell Inc. (b)	15,783	204,548
Hewlett-Packard Co.	8,480	356,753

		561,301

Consumer Electronics—0.78%
SONY Corp. -ADR (Japan)	7,611	235,332

Data Processing & Outsourced Services—0.80%
Western Union Co.	13,631	240,860

Diversified Banks—1.02%
U.S. Bancorp	5,720	123,667
Wells Fargo & Co.	7,248	182,142

		305,809

Diversified Chemicals—1.24%
Dow Chemical Co. (The)	6,542	179,643
PPG Industries, Inc.	2,683	195,323

		374,966

Diversified Support Services—0.42%
Cintas Corp.	4,555	125,490

Drug Retail—1.04%
Walgreen Co.	9,349	313,192

Electric Utilities—3.19%
American Electric Power Co., Inc.	13,231	479,359
Edison International	3,832	131,782
Entergy Corp.	2,201	168,443
FirstEnergy Corp.	4,726	182,140

		961,724

Food Distributors—0.69%
Sysco Corp.	7,317	208,681

Health Care Distributors—0.45%
Cardinal Health, Inc.	4,143	136,885

Health Care Equipment—0.86%
Covidien PLC (Ireland)	6,424	258,181

Home Improvement Retail—0.99%
Home Depot, Inc. (The)	9,432	298,806

Human Resource & Employment Services—0.79%
Manpower Inc.	2,560	133,632
Robert Half International, Inc.	4,020	104,520

		238,152

Hypermarkets & Super Centers—1.42%
Wal-Mart Stores, Inc.	8,016	429,016

Industrial Conglomerates—4.02%
General Electric Co.	45,491	739,229
Siemens AG -ADR (Germany)	1,535	161,789
Tyco International Ltd.	8,491	311,874

		1,212,892

Industrial Machinery—1.21%
Dover Corp.	3,439	179,550
Ingersoll-Rand PLC (Ireland)	5,151	183,942

		363,492

Insurance Brokers—2.28%
Marsh & McLennan Cos., Inc.	28,536	688,288

Integrated Oil & Gas—5.53%
ConocoPhillips	4,087	234,716
Exxon Mobil Corp.	3,423	211,507
Hess Corp.	5,243	309,966
Occidental Petroleum Corp.	6,205	485,852
Royal Dutch Shell PLC -ADR (United Kingdom)	7,069	426,261

		1,668,302

Integrated Telecommunication Services—0.79%
Verizon Communications Inc.	7,318	238,494

Internet Software & Services—2.61%
eBay Inc. (b)	22,935	559,614
Yahoo! Inc. (b)	16,095	228,066

		787,680

Investment Banking & Brokerage—1.33%
Charles Schwab Corp. (The)	19,958	277,416
Morgan Stanley	5,052	124,684

		402,100

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Shares	Value

IT Consulting & Other Services—0.73%
Amdocs Ltd. (b)	7,626	$218,561

Life & Health Insurance—0.54%
Principal Financial Group, Inc.	6,249	161,974

Managed Health Care—1.43%
UnitedHealth Group Inc.	12,295	431,677

Movies & Entertainment—3.53%
Time Warner Inc.	12,977	397,745
Viacom Inc. -Class B	18,384	665,317

		1,063,062

Office Services & Supplies—0.45%
Avery Dennison Corp.	3,657	135,748

Oil & Gas Equipment & Services—1.14%
Cameron International Corp. (b)	1,766	75,867
Schlumberger Ltd.	4,352	268,127

		343,994

Oil & Gas Exploration & Production—2.41%
Anadarko Petroleum Corp.	7,066	403,115
Devon Energy Corp.	3,202	207,297
Noble Energy, Inc.	1,561	117,216

		727,628

Other Diversified Financial Services—5.42%
Bank of America Corp.	33,771	442,738
Citigroup Inc. (b)	53,418	208,330
JPMorgan Chase & Co.	25,845	983,919

		1,634,987

Packaged Foods & Meats—2.59%
Kraft Foods Inc. -Class A	15,726	485,304
Unilever N.V. (Netherlands)	9,917	296,320

		781,624

Personal Products—0.80%
Avon Products, Inc.	7,502	240,889

Pharmaceuticals—5.32%
Abbott Laboratories	3,259	170,250
Bayer AG -ADR (Germany)	3,405	237,447
Bristol-Myers Squibb Co.	15,604	423,024
Merck & Co., Inc.	6,387	235,106
Pfizer Inc.	19,323	331,776
Roche Holdings AG -ADR (Switzerland)	6,037	207,320

		1,604,923

Property & Casualty Insurance—0.79%
Chubb Corp. (The)	4,203	239,529

Regional Banks—1.98%
BB&T Corp.	4,996	120,304
Fifth Third Bancorp	9,137	109,918
PNC Financial Services Group, Inc.	7,075	367,263

		597,485

Semiconductor Equipment—0.11%
Lam Research Corp. (b)	778	32,559

Semiconductors—0.76%
Intel Corp.	11,837	227,626

Soft Drinks—1.16%
Coca-Cola Co. (The)	3,123	182,758
Coca-Cola Enterprises Inc.	5,368	166,408

		349,166

Wireless Telecommunication Services—1.22%
Vodafone Group PLC —ADR (United Kingdom)	14,797	367,114

Total Common Stocks & Other Equity Interests (Cost $19,123,917)		20,603,541

	Principal
	Amount
Bonds & Notes—11.86%

Agricultural Products—0.05%
Corn Products International Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	$15,000	16,274

Airlines—0.35%
Delta Air Lines, Inc., Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	100,000	104,875

Automotive Retail—0.30%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	25,000	26,906
AutoZone Inc., Sr. Unsec. Notes, 5.88%, 10/15/12	60,000	64,892

		91,798

Brewers—0.22%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes,
2.50%, 03/26/13	10,000	10,257
5.38%, 01/15/20	50,000	56,431

		66,688

Broadcasting—0.40%
CBS Corp., Sr. Unsec. Gtd. Global
Notes, 5.75%, 04/15/20	50,000	55,735
COX Communications Inc.,
Sr. Unsec. Bonds, 8.38%, 03/01/39(c)	30,000	40,799
Sr. Unsec. Global Notes, 5.45%, 12/15/14	20,000	22,665

		119,199

Cable & Satellite—0.09%
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.,
Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	25,000	27,937

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value

Diversified Banks—0.85%
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 5.13%, 01/08/20	$60,000	$65,078
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	25,000	26,349
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(c)	100,000	111,046
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	50,000	53,222

		255,695

Diversified Metals & Mining—0.06%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	15,000	16,720

Electric Utilities—0.51%
Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	15,000	17,479
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	50,000	57,350
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	60,679
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	17,192

		152,700

Environmental & Facilities Services—0.07%
Waste Management Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	20,000	22,012

Food Retail—0.17%
Safeway Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	50,000	50,522

Gold—0.19%
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	50,000	56,133

Health Care Equipment—0.20%
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20	30,000	32,047
CareFusion Corp., Sr. Unsec. Global Notes, 6.38%, 08/01/19	25,000	29,829

		61,876

Health Care Services—0.30%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	70,000	80,413
Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	10,000	10,178

		90,591

Hotels, Resorts & Cruise Lines—0.32%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(c)	70,000	75,470
Wyndham Worldwide Corp., Sr. Unsec. Notes, 7.38%, 03/01/20	20,000	21,325

		96,795

Industrial Conglomerates—0.07%
NBC Universal Inc., Sr. Unsec. Notes,
2.10%, 04/01/14(c)	10,000	10,019
5.95%, 04/01/41(c)	10,000	10,137

		20,156

Integrated Telecommunication Services—1.00%
AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	20,000	20,445
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 9.38%, 12/15/10	60,000	60,978
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes, 3.75%, 05/20/11	60,000	61,248
Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Global Bonds, 8.00%, 10/01/10	40,000	40,007
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 4.88%, 10/01/10	40,000	40,003
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	79,000	79,978

		302,659

Internet Retail—0.10%
Expedia Inc., Sr. Unsec. Gtd. Notes, 5.95%, 08/15/20(c)	30,000	30,630

Investment Banking & Brokerage—0.40%
Goldman Sachs Group Inc. (The), Sr. Global Notes, 3.70%, 08/01/15	65,000	66,776
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	50,000	53,525

		120,301

Life & Health Insurance—0.45%
Aflac Inc., Sr. Unsec. Notes, 6.45%, 08/15/40	20,000	20,807
Monumental Global Funding II, Sr. Sec. Notes, 5.65%, 07/14/11(c)	25,000	25,701
Prudential Financial Inc., Series D, Sr. Unsec. Medium-Term Notes,
3.88%, 01/14/15	50,000	52,539
7.38%, 06/15/19	30,000	36,561

		135,608

Managed Health Care—0.26%
UnitedHealth Group Inc., Sr. Unsec. Notes, 5.25%, 03/15/11	45,000	45,903
WellPoint Inc, Sr. Unsec. Notes, 4.35%, 08/15/20	30,000	31,240

		77,143

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value

Mortgage Backed Securities—0.28%
U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes, 5.92%, 05/25/12	$79,510	$83,554

Multi-Line Insurance—0.16%
Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(c)	45,000	47,198

Office Electronics—0.28%
Xerox Corp., Sr. Unsec. Notes,
6.88%, 08/15/11	40,000	42,025
4.25%, 02/15/15	40,000	43,024

		85,049

Office REIT’s—0.16%
Digital Realty Trust L.P., Unsec. Gtd. Unsub. Bonds, 5.88%, 02/01/20(c)	45,000	48,012

Oil & Gas Exploration & Production—0.15%
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	15,000	17,317
Petroleos Mexicanos (Mexico), Gtd. Bonds, 5.50%, 01/21/21(c)	25,000	26,674

		43,991

Oil & Gas Refining & Marketing—0.13%
Premcor Refining Group Inc. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/11	40,000	40,677

Oil & Gas Storage & Transportation—0.52%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes,
5.20%, 09/01/20	25,000	27,129
6.45%, 09/01/40	25,000	27,846
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	50,000	55,907
Transcontinental Gas Pipe Line Co. LLC, Series B, Sr. Unsec. Global Notes, 7.00%, 08/15/11	45,000	47,308

		158,190

Other Diversified Financial Services—1.63%
Citigroup Inc.,
Sr. Unsec. Global Notes, 6.01%, 01/15/15	65,000	71,586
Sr. Unsec. Notes, 4.75%, 05/19/15	75,000	79,118
Countrywide Home Loans Inc., Series L, Sr. Unsec. Gtd. Medium-Term Global Notes, 4.00%, 03/22/11	15,000	15,245
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	75,000	85,079
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes, 4.75%, 05/01/13	65,000	70,625
Sr. Unsec. Notes, 3.40%, 06/24/15	70,000	72,992
Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	85,000	95,607
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04; Cost $90,000)(c)(d)(e)(f)	90,000	—

		490,252

Packaged Foods & Meats—0.10%
Kraft Foods Inc., Sr. Unsec. Global Notes, 5.63%, 11/01/11	30,000	31,526

Paper Packaging—0.15%
Bemis Co. Inc., Sr. Unsec. Notes, 5.65%, 08/01/14	40,000	45,081

Paper Products—0.10%
International Paper Co., Sr. Unsec. Global Bonds, 7.50%, 08/15/21	25,000	29,893

Property & Casualty Insurance—0.09%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	28,339

Publishing—0.14%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	40,000	42,016

Regional Banks—0.17%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	40,000	42,258
SVB Financial Group, Sr. Unsec. Notes, 5.38%, 09/15/20	10,000	10,151

		52,409

Research & Consulting Services—0.07%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(c)	20,000	20,451

Retail REIT’s—0.10%
WT Finance Aust Pty Ltd./ Westfield Capital/WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 4.38%, 11/15/10(c)	30,000	30,111

Specialized Finance—0.18%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Notes, 5.55%, 01/15/20	50,000	53,130

Specialized REIT’s—0.18%
Healthcare Realty Trust Inc., Sr. Unsec. Notes, 6.50%, 01/17/17	50,000	53,975

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

		Principal
		Amount	Value

Steel—0.37%
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds,
9.00%, 02/15/15		$15,000	$18,130
3.75%, 08/05/15		20,000	20,252
Sr. Unsec. Global Notes,
7.00%, 10/15/39		40,000	40,808
Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20		20,000	20,578
6.88%, 11/10/39		10,000	11,541

			111,309

Technology Distributors—0.18%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20		50,000	53,248

Tobacco—0.12%
Altria Group Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15		35,000	37,540

Trading Companies & Distributors—0.07%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12		20,000	21,123

Wireless Telecommunication Services—0.17%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15		30,000	32,016

Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 5.50%, 06/15/11		20,000	20,668

			52,684

Total Bonds & Notes (Cost $3,427,316)			3,576,070

U.S. Treasury Securities—6.73%

U.S. Treasury Bills—0.07%
0.19% (g)(h)	01/20/11	20,000	19,993

U.S. Treasury Notes—5.38%
0.75%	05/31/12	800,000	804,812
1.50%	12/31/13	85,000	87,125
2.13%	05/31/15	680,000	709,113
3.88%	08/15/40	20,000	20,681

			1,621,731

U.S. Treasury Bonds—1.28%
5.38%	02/15/31	195,000	251,123
4.50%	08/15/39	40,000	45,813
4.38%	05/15/40	80,000	89,862

			386,798

Total U.S. Treasury Securities (Cost $1,961,738)			2,028,522

U.S. Government Sponsored Mortgage-Backed Securities—3.87%

Federal Home Loan Mortgage Corp. (FHLMC)—1.48%
Pass Through Ctfs.,
7.00%, 06/01/15 to 06/01/32		59,710	66,962
7.50%, 12/01/30 to 05/01/31		11,421	13,034
6.50%, 08/01/32		3,346	3,716
5.50%, 01/01/35 to 02/01/37		339,972	363,434

			447,146

Federal National Mortgage Association (FNMA)—1.28%
Pass Through Ctfs.,
7.50%, 11/01/15 to 03/01/31		63,210	73,427
7.00%, 02/01/16 to 09/01/32		17,780	19,760
6.50%, 07/01/16 to 10/01/35		57,272	64,369
6.00%, 01/01/17 to 03/01/37		198,330	214,244
5.50%, 03/01/21		785	846
8.00%, 08/01/21 to 12/01/23		11,294	12,866

			385,512

Government National Mortgage Association (GNMA)—1.11%
Pass Through Ctfs.,
7.50%, 06/15/23 to 10/15/31		27,520	31,561
8.50%, 11/15/24		27,998	33,195
8.00%, 08/15/25		5,946	6,971
6.50%, 03/15/29 to 01/15/37		236,005	261,347

			333,074

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $1,095,209)			1,165,732

Asset-Backed Securities—1.40%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.70%, 08/25/33(e)		27,935	25,662
Citigroup Mortgage Loan Trust Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.53%, 08/25/34(e)		92,020	93,519
Countrywide Asset-Backed Ctfs., Series 2007- 4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37		39,802	39,143
Credit Suisse Mortgage Capital Ctfs., Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 07/26/37(c)		65,442	67,300
Option One Mortgage Securities Corp., Series 2007-4A, Floating Rate Notes, 0.36%, 04/25/12(c)(e)		47,228	34,093
WaMu Mortgage Trust, Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.72%, 08/25/33(e)		71,019	72,128
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value

Asset-Backed Securities—(continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2,
Floating Rate Pass Through Ctfs.,
4.47%, 07/25/34(e)	$20,915	$21,312
Series 2004-Z, Class 2A1,
Floating Rate Pass Through Ctfs.,
2.97%, 12/25/34(e)	71,647	69,796

Total Asset-Backed Securities (Cost $411,625)		422,953

U.S. Government Sponsored Agency Securities—0.45%

Federal National Mortgage Association (FNMA)—0.45%
Unsec. Global Notes, 2.63%, 11/20/14 (Cost $129,316)	130,000	137,143

	Shares
Money Market Funds—7.05%
Liquid Assets Portfolio — Institutional Class(i)	1,062,293	1,062,293
Premier Portfolio — Institutional Class(i)	1,062,293	1,062,293

Total Money Market Funds (Cost $2,124,586)		2,124,586

TOTAL INVESTMENTS—99.71% (Cost $28,273,707)		30,058,547

OTHER ASSETS LESS LIABILITIES—0.29%		87,268

NET ASSETS—100.00%		$30,145,815

Investment Abbreviations:

ADR	— American Depositary Receipt

Ctfs.	— Certificates

Deb.	— Debentures

Gtd.	— Guaranteed

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Unsec.	— Unsecured

Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $631,166, which represented 2.09% of the Fund’s Net Assets.

(d)	Perpetual bond with no specified maturity date.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2010.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at September 30, 2010 represented less than 0.01% of the Fund’s Net Assets.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Basic Balanced Fund

A.	Security Valuations — (continued)
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount.
Invesco V.I. Basic Balanced Fund

D.	Dollar Roll and Forward Commitment Transactions — (continued)

The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing
Invesco V.I. Basic Balanced Fund

G.	Futures Contracts — (continued)

transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$22,283,360	$444,767	$—	$22,728,127
Corporate Debt Securities	—	3,576,070	—	3,576,070
U.S. Treasury Securities	—	2,028,522	—	2,028,522
U.S. Government Sponsored Securities	—	1,302,875	—	1,302,875
Asset-Backed Securities	—	422,953	—	422,953

	$22,283,360	$7,775,187	$—	$30,058,547

Futures*	(4,911)	—	—	(4,911)

Total Investments	$22,278,449	$7,775,187	$—	$30,053,636

*	Unrealized appreciation (depreciation).
Invesco V.I. Basic Balanced Fund

NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 5 Year Notes	7	December-2010/Long	$846,070	$2,774
U.S. Treasury 30 Year Bonds	3	December-2010/Long	401,156	(288)

Subtotal			$1,247,226	$2,486

U.S. Treasury 10 Year Notes	6	December-2010/Short	(756,281)	(7,397)

Total			$490,945	$(4,911)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $23,750,226 and $29,086,427, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,484,839
Aggregate unrealized (depreciation) of investment securities	(469,269)

Net unrealized appreciation of investment securities	$1,015,570

Cost of investments for tax purposes is $29,042,977.
NOTE 5 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen V.I. Equity and Income Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco V.I. Basic Balanced Fund

Invesco V.I. Basic Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VIBVA-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.89%
Advertising—4.37%
Omnicom Group Inc.	336,134	$13,270,570

Aerospace & Defense—2.04%
Honeywell International Inc.	141,088	6,199,407

Apparel Retail—1.25%
TJX Cos., Inc. (The)	85,200	3,802,476

Asset Management & Custody Banks—1.85%
Bank of New York Mellon Corp.	214,740	5,611,156

Brewers—3.51%
Molson Coors Brewing Co. -Class B	225,246	10,636,116

Cable & Satellite—5.60%
Comcast Corp. -Class A	427,123	7,722,384
Time Warner Cable Inc.	171,621	9,265,818

		16,988,202

Casinos & Gaming—1.30%
International Game Technology	272,481	3,937,350

Computer Hardware—4.39%
Dell Inc. (b)	294,328	3,814,491

Hewlett-Packard Co.	225,782	9,498,649

		13,313,140

Data Processing & Outsourced Services—1.43%
Western Union Co.	245,052	4,330,069

Department Stores—2.15%
Macy’s, Inc.	282,899	6,532,138

Diversified Banks—4.96%
Comerica Inc.	103,247	3,835,626
U.S. Bancorp	189,076	4,087,823
Wells Fargo & Co.	283,370	7,121,088

		15,044,537

General Merchandise Stores—1.40%
Target Corp.	79,736	4,261,092

Household Products—2.37%
Procter & Gamble Co. (The)	120,040	7,198,799

Hypermarkets & Super Centers—3.16%
Wal-Mart Stores, Inc.	179,309	9,596,618

Industrial Conglomerates—2.61%
General Electric Co.	252,365	4,100,931
Tyco International Ltd.	103,611	3,805,632

		7,906,563

Industrial Machinery—2.72%
Illinois Tool Works Inc.	175,538	8,253,797

Integrated Oil & Gas—10.43%
Chevron Corp.	107,459	8,709,552
Exxon Mobil Corp.	101,367	6,263,467
Petroleo Brasileiro S.A. -ADR (Brazil)	171,958	6,236,917
Royal Dutch Shell PLC -ADR (United Kingdom)	172,887	10,425,086

		31,635,022

Internet Software & Services—1.72%
eBay Inc. (b)	213,567	5,211,035

Investment Banking & Brokerage—2.81%
Goldman Sachs Group, Inc. (The)	28,194	4,076,289
Morgan Stanley	180,724	4,460,268

		8,536,557

IT Consulting & Other Services—1.42%
Accenture PLC -Class A (Ireland)	101,349	4,306,319

Life & Health Insurance—2.91%
MetLife, Inc.	124,509	4,787,371
Torchmark Corp.	75,811	4,028,597

		8,815,968

Managed Health Care—1.48%
UnitedHealth Group Inc.	127,878	4,489,796

Movies & Entertainment—2.00%
Time Warner Inc.	197,440	6,051,536

Oil & Gas Drilling—1.59%
Noble Corp. (b)	142,555	4,816,933

Other Diversified Financial Services—6.44%
Bank of America Corp.	608,095	7,972,126
JPMorgan Chase & Co.	303,975	11,572,328

		19,544,454

Packaged Foods & Meats—2.10%
Kraft Foods Inc. -Class A	206,619	6,376,262

Pharmaceuticals—3.85%
Bristol-Myers Squibb Co.	204,170	5,535,049
Pfizer Inc.	357,932	6,145,692

		11,680,741

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Value Fund

	Shares	Value

Property & Casualty Insurance—10.45%
Allied World Assurance Co. Holdings, Ltd. (Bermuda)	79,691	$4,509,714
Aspen Insurance Holdings Ltd.	187,853	5,688,189
Chubb Corp. (The)	239,457	13,646,654
Travelers Cos., Inc. (The)	150,600	7,846,260

		31,690,817

Semiconductors—1.61%
Intel Corp.	254,710	4,898,073

Soft Drinks—1.20%
Coca-Cola Co. (The)	62,268	3,643,923

Steel—1.33%
POSCO -ADR (South Korea)	35,286	4,021,898

Wireless Telecommunication Services—1.44%
Vodafone Group PLC -ADR (United Kingdom)	176,270	4,373,259

Total Common Stocks & Other Equity Interests (Cost $272,778,789)		296,974,623

Money Market Funds—2.36%
Liquid Assets Portfolio-Institutional Class (c)	3,588,227	3,588,227
Premier Portfolio-Institutional Class (c)	3,588,227	3,588,227

Total Money Market Funds (Cost $7,176,454)		7,176,454

TOTAL INVESTMENTS—100.25% (Cost $279,955,243)		304,151,077

OTHER ASSETS LESS LIABILITIES—(0.25)%		(764,563)

NET ASSETS—100.00%		$303,386,514

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Basic Value Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.
Invesco V.I. Basic Value Fund

E.	Foreign Currency Contracts — (continued)

Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$304,151,077	$—	$—	$304,151,077

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $266,821,682 and $312,219,574, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$18,398,208
Aggregate unrealized (depreciation) of investment securities	(4,986,045)

Net unrealized appreciation of investment securities	$13,412,163

Cost of investments for tax purposes is $290,738,914
Invesco V.I. Basic Value Fund

Invesco V.I. Capital Appreciation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VICAP-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.20%

Aerospace & Defense—1.84%
Goodrich Corp.	56,818	$4,189,191
Rockwell Collins, Inc.	39,272	2,287,594
United Technologies Corp.	73,603	5,242,742

		11,719,527

Air Freight & Logistics—0.53%
Expeditors International of Washington, Inc.	72,691	3,360,505

Airlines—2.13%
Delta Air Lines, Inc. (b)	662,311	7,709,300
United Continental Holdings Inc. (b)(c)	248,287	5,867,022

		13,576,322

Apparel Retail—0.47%
Men’s Wearhouse, Inc. (The)	126,009	2,997,754

Apparel, Accessories & Luxury Goods—1.25%
Coach, Inc.	185,643	7,975,223

Asset Management & Custody Banks—0.36%
Ameriprise Financial, Inc.	48,716	2,305,728

Auto Parts & Equipment—1.50%
Autoliv, Inc. (Sweden)	79,318	5,181,845
Johnson Controls, Inc.	142,156	4,335,758

		9,517,603

Automobile Manufacturers—0.35%
Toyota Motor Corp. (Japan)	62,600	2,243,472

Biotechnology—2.79%
Amgen Inc. (b)	143,324	7,898,586
Gilead Sciences, Inc. (b)	277,319	9,875,329

		17,773,915

Broadcasting—0.77%
Scripps Networks Interactive Inc. -Class A	102,586	4,881,042

Cable & Satellite—1.92%
Comcast Corp. -Class A	676,690	12,234,555

Casinos & Gaming—0.48%
International Game Technology	211,656	3,058,429

Communications Equipment—2.77%
Cisco Systems, Inc. (b)	446,633	9,781,263
JDS Uniphase Corp. (b)	208,939	2,588,754
QUALCOMM, Inc.	116,115	5,239,109

		17,609,126

	Shares	Value

Computer Hardware—4.35%
Apple Inc. (b)	97,426	$27,644,627

Computer Storage & Peripherals—0.96%
EMC Corp. (b)	299,806	6,089,060

Construction & Engineering—0.61%
Fluor Corp.	77,674	3,847,193

Construction, Farm Machinery & Heavy Trucks—0.39%
Komatsu Ltd. (Japan)	105,500	2,455,981

Consumer Finance—0.48%
American Express Co.	72,142	3,032,128

Data Processing & Outsourced Services—4.63%
MasterCard, Inc. -Class A	76,326	17,097,024
Visa Inc. -Class A	166,681	12,377,731

		29,474,755

Department Stores—0.50%
Kohl’s Corp. (b)	60,800	3,202,944

Diversified Banks—0.69%
Banco Bradesco S.A. -ADR (Brazil)(c)	213,799	4,357,224

Electrical Components & Equipment—1.50%
Cooper Industries PLC (Ireland)	194,822	9,532,640

Electronic Components—0.89%
Corning Inc.	308,068	5,631,483

Electronic Manufacturing Services—1.31%
Flextronics International Ltd. (Singapore)(b)	793,514	4,792,825
Tyco Electronics Ltd. (Switzerland)	120,914	3,533,107

		8,325,932

Fertilizers & Agricultural Chemicals—0.50%
Monsanto Co.	66,449	3,184,901

General Merchandise Stores—1.44%
Dollar Tree, Inc. (b)	187,153	9,125,580

Health Care Distributors—1.09%
Cardinal Health, Inc.	146,467	4,839,270
McKesson Corp.	34,070	2,104,844

		6,944,114

Health Care Equipment—0.98%
Hospira, Inc. (b)	43,100	2,457,131
Thoratec Corp. (b)	102,596	3,794,000

		6,251,131

Health Care Services—1.42%
Medco Health Solutions, Inc. (b)	173,533	9,034,128

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Shares	Value

Health Care Supplies—0.60%
DENTSPLY International Inc.	119,308	$3,814,277

Home Improvement Retail—1.31%
Lowe’s Cos., Inc.	374,802	8,354,337

Homefurnishing Retail—0.86%
Bed Bath & Beyond Inc. (b)	126,624	5,496,748

Hotels, Resorts & Cruise Lines—0.84%
Carnival Corp. (d)	138,945	5,309,088

Household Products—0.54%
Colgate-Palmolive Co.	44,994	3,458,239

Housewares & Specialties—0.53%
Fortune Brands, Inc.	68,539	3,374,175

Hypermarkets & Super Centers—3.31%
Costco Wholesale Corp.	177,613	11,454,262
Wal-Mart Stores, Inc.	179,495	9,606,573

		21,060,835

Industrial Gases—0.60%
Praxair, Inc.	42,564	3,841,827

Industrial Machinery—3.08%
Illinois Tool Works Inc.	104,717	4,923,793
Ingersoll-Rand PLC (Ireland)	295,646	10,557,519
Kennametal Inc.	132,111	4,086,193

		19,567,505

Integrated Oil & Gas—2.98%
Exxon Mobil Corp.	107,707	6,655,215
Occidental Petroleum Corp.	157,466	12,329,588

		18,984,803

Internet Retail—2.86%
Amazon.com, Inc. (b)	92,275	14,492,712
Priceline.com Inc. (b)	10,668	3,716,091

		18,208,803

Internet Software & Services—3.42%
Google Inc. -Class A (b)	30,981	16,289,500
VeriSign, Inc. (b)	171,482	5,442,839

		21,732,339

Investment Banking & Brokerage—2.30%
Goldman Sachs Group, Inc. (The)	56,061	8,105,299
Jefferies Group, Inc. (c)	288,108	6,537,171

		14,642,470

IT Consulting & Other Services—2.64%
Amdocs Ltd. (b)	116,796	3,347,373
Cognizant Technology Solutions Corp. -Class A (b)	36,176	2,332,267
International Business Machines Corp.	39,649	5,318,517
Teradata Corp. (b)	150,106	5,788,087

		16,786,244

	Shares	Value

Life Sciences Tools & Services—1.21%
Life Technologies Corp. (b)	63,762	$2,977,048
Thermo Fisher Scientific, Inc. (b)	98,413	4,712,014

		7,689,062

Managed Health Care—2.73%
UnitedHealth Group Inc.	495,348	17,391,668

Oil & Gas Equipment & Services—3.38%
Baker Hughes Inc.	62,836	2,676,814
Cameron International Corp. (b)	143,910	6,182,374
Halliburton Co.	86,450	2,858,901
Schlumberger Ltd.	158,528	9,766,910

		21,484,999

Oil & Gas Exploration & Production—0.89%
Apache Corp.	40,199	3,929,854
EQT Corp.	47,610	1,716,817

		5,646,671

Other Diversified Financial Services—1.18%
JPMorgan Chase & Co.	196,465	7,479,423

Pharmaceuticals—3.46%
Abbott Laboratories	178,022	9,299,869
Johnson & Johnson	54,282	3,363,313
Pfizer Inc.	371,198	6,373,470
Shire PLC (United Kingdom)	132,961	2,995,364

		22,032,016

Railroads—1.16%
Union Pacific Corp.	90,421	7,396,438

Regional Banks—0.46%
PNC Financial Services Group, Inc.	56,486	2,932,188

Restaurants—0.65%
Krispy Kreme Doughnuts Inc. -Wts., expiring 03/02/12 (e)	1,194	60
McDonald’s Corp.	55,133	4,107,960

		4,108,020

Semiconductor Equipment—0.36%
ASML Holding N.V. (Netherlands)	76,919	2,306,443

Semiconductors—2.66%
Cree, Inc. (b)	110,101	5,977,383
Intel Corp.	329,102	6,328,631
PMC-Sierra, Inc. (b)	278,322	2,048,450
Xilinx, Inc.	97,214	2,586,865

		16,941,329

Soft Drinks—2.95%
Coca-Cola Co. (The)	112,615	6,590,230
PepsiCo, Inc.	183,140	12,167,821

		18,758,051

Specialized Consumer Services—0.27%
Coinstar, Inc. (b)(c)	40,429	1,738,043

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Shares	Value

Specialized Finance—1.18%
CME Group Inc.	13,463	$3,506,439
IntercontinentalExchange Inc. (b)	38,231	4,003,550

		7,509,989

Specialty Stores—0.36%
Dick’s Sporting Goods, Inc. (b)	81,274	2,278,923

Systems Software—6.28%
Check Point Software Technologies Ltd. (Israel)(b)	614,824	22,705,450
Microsoft Corp.	558,081	13,667,404
Oracle Corp.	131,890	3,541,246

		39,914,100

Trading Companies & Distributors—1.25%
W.W. Grainger, Inc.	66,751	7,950,712

Total Common Stocks & Other Equity Interests (Cost $507,885,929)		605,576,787

Money Market Funds—5.76%
Liquid Assets Portfolio-Institutional Class (f)	18,312,302	18,312,302
Premier Portfolio-Institutional Class (f)	18,312,302	18,312,302

Total Money Market Funds (Cost $36,624,604)		36,624,604

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.96% (Cost $544,510,533)		642,201,391

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.79%
Liquid Assets Portfolio -Institutional Class (Cost $11,380,615)(f)(g)	11,380,615	11,380,615

TOTAL INVESTMENTS—102.75% (Cost $555,891,148)		653,582,006
OTHER ASSETS LESS LIABILITIES—(2.75)%		(17,491,058)

NET ASSETS—100.00%		$636,090,948

Investment Abbreviations:

ADR —American Depositary Receipt

Wts. —Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2010.

(d)	Each unit represents one common share with paired trust share.

(e)	Non-income producing security acquired through a corporate action.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Capital Appreciation Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco V.I. Capital Appreciation Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$646,576,110	$7,005,896	$—	$653,582,006
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $283,279,131 and $377,014,562, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$106,191,482
Aggregate unrealized (depreciation) of investment securities	(13,779,017)

Net unrealized appreciation of investment securities	$92,412,465

Cost of investments for tax purposes is $561,169,541.
Invesco V.I. Capital Appreciation Fund

Invesco V.I. Capital Development Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VICDV-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—94.82%

Aerospace & Defense—1.46%
Goodrich Corp.	33,092	$2,439,873

Air Freight & Logistics—1.63%
C.H. Robinson Worldwide, Inc.	26,971	1,885,812
UTI Worldwide, Inc.	51,348	825,676

		2,711,488

Apparel Retail—1.14%
American Eagle Outfitters, Inc.	126,953	1,899,217

Apparel, Accessories & Luxury Goods—2.19%
Coach, Inc.	54,857	2,356,657
Hanesbrands, Inc. (b)	50,355	1,302,180

		3,658,837

Application Software—2.01%
Autodesk, Inc. (b)	30,680	980,839
TIBCO Software Inc. (b)	133,255	2,363,944

		3,344,783

Asset Management & Custody Banks—1.63%
Affiliated Managers Group, Inc. (b)	34,901	2,722,627

Auto Parts & Equipment—1.56%
BorgWarner, Inc. (b)	49,513	2,605,374

Automotive Retail—1.05%
O’Reilly Automotive, Inc. (b)	32,869	1,748,631

Biotechnology—2.56%
Genzyme Corp. (b)	11,264	797,378
Human Genome Sciences, Inc. (b)	58,085	1,730,352
United Therapeutics Corp. (b)	31,167	1,745,664

		4,273,394

Broadcasting—1.16%
Discovery Communications, Inc. -Class A (b)	44,243	1,926,783

Casinos & Gaming—2.46%
Las Vegas Sands Corp. (b)	74,446	2,594,443
MGM Resorts International (b)(c)	132,879	1,498,875

		4,093,318

Coal & Consumable Fuels—1.02%
Alpha Natural Resources, Inc. (b)	41,500	1,707,725

Communications Equipment—1.48%
Finisar Corp. (b)	102,652	1,928,831
Lantronix Inc.-Wts., expiring 02/09/11(d)	576	0
Sycamore Networks, Inc.	16,669	540,242

		2,469,073

Computer Storage & Peripherals—1.78%
NetApp, Inc. (b)	33,692	1,677,525
SMART Technologies Inc. -Class A (Canada)(b)	95,406	1,292,751

		2,970,276

Construction & Engineering—1.03%
Foster Wheeler AG (Switzerland)(b)	70,431	1,722,742

Construction, Farm Machinery & Heavy Trucks—2.10%
AGCO Corp. (b)	46,004	1,794,616
Bucyrus International, Inc.	24,603	1,706,218

		3,500,834

Consumer Finance—1.52%
Discover Financial Services	151,467	2,526,470

Data Processing & Outsourced Services—1.49%
Alliance Data Systems Corp. (b)(c)	38,170	2,490,974

Department Stores—2.94%
Macy’s, Inc.	120,610	2,784,885
Nordstrom, Inc.	56,935	2,117,982

		4,902,867

Diversified Support Services—0.63%
Copart, Inc. (b)	32,028	1,055,963

Education Services—2.33%
Capella Education Co. (b)	27,312	2,119,957
ITT Educational Services, Inc. (b)	25,051	1,760,334

		3,880,291

Electrical Components & Equipment—0.97%
Regal-Beloit Corp.	27,563	1,617,673

Electronic Components—1.30%
Amphenol Corp. -Class A	44,373	2,173,390

Environmental & Facilities Services—1.27%
Republic Services, Inc.	69,336	2,114,055

Health Care Equipment—3.97%
American Medical Systems Holdings, Inc. (b)	78,749	1,541,905
CareFusion Corp. (b)	72,656	1,804,775
Hologic, Inc. (b)	98,581	1,578,282
NuVasive, Inc. (b)(c)	48,005	1,686,896

		6,611,858

Health Care Facilities—1.71%
Brookdale Senior Living Inc. (b)	45,377	740,099
Universal Health Services, Inc. -Class B	54,245	2,107,961

		2,848,060

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

	Shares	Value

Health Care Services—2.07%
DaVita, Inc. (b)	24,133	$1,665,901
Fresenius Medical Care AG & Co. KGaA -ADR (Germany)	28,999	1,790,398

		3,456,299

Hotels, Resorts & Cruise Lines—3.57%
Ctrip.com International, Ltd. -ADR (China)(b)	47,847	2,284,694
Marriott International Inc. -Class A	74,321	2,662,922
Starwood Hotels & Resorts Worldwide, Inc.	18,984	997,609

		5,945,225

Household Products—1.08%
Church & Dwight Co., Inc.	27,609	1,792,928

Human Resource & Employment Services—0.80%
Robert Half International, Inc.	51,253	1,332,578

Independent Power Producers & Energy Traders—0.65%
KGEN Power Corp. (Acquired 01/12/07; Cost $2,219,196)(b)(e)	158,514	1,085,821

Industrial Machinery—2.82%
Flowserve Corp.	20,178	2,207,877
Gardner Denver Inc.	15,799	848,090
Kennametal Inc.	53,334	1,649,621

		4,705,588

Internet Software & Services—3.23%
Akamai Technologies, Inc. (b)	35,835	1,798,200
Baidu, Inc. —ADR (China)(b)	19,024	1,952,243
VeriSign, Inc. (b)	51,661	1,639,720

		5,390,163

IT Consulting & Other Services—2.72%
Cognizant Technology Solutions Corp. —Class A (b)	35,965	2,318,664
Teradata Corp. (b)	57,343	2,211,146

		4,529,810

Life Sciences Tools & Services—1.89%
Life Technologies Corp. (b)	36,077	1,684,435
Pharmaceutical Product Development, Inc.	59,185	1,467,196

		3,151,631

Managed Health Care—1.62%
Aetna Inc.	56,956	1,800,379
Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost $2,162,718)(b)(e)	157,251	904,193

		2,704,572

Metal & Glass Containers—2.04%
Crown Holdings, Inc. (b)	58,026	1,663,025
Owens-Illinois, Inc. (b)	62,249	1,746,707

		3,409,732

Oil & Gas Equipment & Services—1.06%
Key Energy Services, Inc. (b)	185,449	1,763,620

Oil & Gas Exploration & Production—3.89%
Concho Resources Inc. (b)	41,284	2,731,762
Continental Resources, Inc. (b)	36,870	1,709,293
Oasis Petroleum Inc. (b)	62,580	1,212,175
Pioneer Natural Resources Co.	12,770	830,433

		6,483,663

Packaged Foods & Meats—1.32%
Hershey Co. (The)	46,160	2,196,754

Pharmaceuticals—1.12%
Shire PLC -ADR (United Kingdom)	27,721	1,865,069

Property & Casualty Insurance—0.83%
Assured Guaranty Ltd.	81,212	1,389,537

Real Estate Services—1.26%
CB Richard Ellis Group, Inc. -Class A (b)	115,122	2,104,430

Research & Consulting Services—1.33%
IHS Inc. -Class A (b)	32,507	2,210,476

Restaurants—1.47%
Darden Restaurants, Inc.	57,199	2,446,973

Security & Alarm Services—0.97%
Corrections Corp. of America (b)	65,688	1,621,180

Semiconductor Equipment—0.50%
Lam Research Corp. (b)	10,030	419,756
Teradyne, Inc. (b)	37,143	413,773

		833,529

Semiconductors—3.72%
Altera Corp.	43,504	1,312,081
Avago Technologies Ltd. (Singapore)(b)	77,060	1,734,621
Broadcom Corp. -Class A	23,890	845,467
Cavium Networks, Inc. (b)(c)	64,482	1,854,502
Marvell Technology Group Ltd. (b)	25,782	451,443

		6,198,114

Specialty Chemicals—1.47%
Albemarle Corp.	52,275	2,446,993

Specialty Stores—1.01%
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	57,482	1,678,474

Systems Software—2.65%
Check Point Software Technologies Ltd. (Israel)(b)	57,809	2,134,886
Rovi Corp. (b)	45,214	2,279,238

		4,414,124

Technology Distributors—0.25%
Avnet, Inc. (b)	15,652	422,761

Trading Companies & Distributors—2.43%
MSC Industrial Direct Co., Inc. -Class A	33,705	1,821,418
W.W. Grainger, Inc.	18,738	2,231,883

		4,053,301

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

	Shares	Value

Trucking—1.17%
J.B. Hunt Transport Services, Inc.	56,071	$1,945,664

Wireless Telecommunication Services—1.49%
American Tower Corp. -Class A (b)	48,518	2,487,033

Total Common Stocks & Other Equity Interests (Cost $126,817,486)		158,082,618

Money Market Funds—8.29%
Liquid Assets Portfolio—Institutional Class (f)	6,908,421	6,908,421
Premier Portfolio—Institutional Class (f)	6,908,421	6,908,421

Total Money Market Funds (Cost $13,816,842)		13,816,842

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—103.11% (Cost $140,634,328)		171,899,460

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—2.82%
Liquid Assets Portfolio —Institutional Class (Cost $4,702,321)(f)(g)	4,702,321	4,702,321

TOTAL INVESTMENTS—105.93% (Cost $145,336,649)		176,601,781

OTHER ASSETS LESS LIABILITIES—(5.93)%		(9,885,599)

NET ASSETS—100.00%		$166,716,182

Investment Abbreviations:

ADR	— American Depositary Receipt

Wts.	— Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2010.

(d)	Non-income producing security acquired through a corporate action.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $1,990,014, which represented 1.19% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Capital Development Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses
Invesco V.I. Capital Development Fund

E.	Foreign Currency Translations — (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$174,611,767	$—	$1,990,014	$176,601,781
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $98,028,803 and $119,866,871 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$35,918,081
Aggregate unrealized (depreciation) of investment securities	(4,925,977)

Net unrealized appreciation of investment securities	$30,992,104

Cost of investments for tax purposes is $145,609,677.
Invesco V.I. Capital Development Fund

Invesco V.I. Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VICEQ-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—83.43%
Aerospace & Defense—5.13%
ITT Corp.	503,176	$23,563,732
Lockheed Martin Corp.	206,375	14,710,410
Northrop Grumman Corp.	384,234	23,296,107
United Technologies Corp.	91,102	6,489,196

		68,059,445

Agricultural Products—1.06%
Archer—Daniels—Midland Co.	441,202	14,083,168

Air Freight & Logistics—0.85%
United Parcel Service, Inc. — Class B	169,483	11,302,821

Application Software—0.59%
Adobe Systems Inc. (b)	297,097	7,769,087

Asset Management & Custody Banks—2.81%
Legg Mason, Inc.	760,314	23,045,117
Northern Trust Corp.	295,000	14,230,800

		37,275,917

Biotechnology—1.68%
Genzyme Corp. (b)	86,103	6,095,231
Gilead Sciences, Inc. (b)	452,592	16,116,801

		22,212,032

Cable & Satellite—1.01%
Comcast Corp. — Class A	736,998	13,324,924

Communications Equipment—7.18%
Cisco Systems, Inc. (b)	484,648	10,613,791
Motorola, Inc. (b)	2,983,934	25,452,957
Nokia Corp. — ADR (Finland)	2,475,000	24,824,250
QUALCOMM, Inc.	760,037	34,292,870

		95,183,868

Consumer Finance—2.60%
American Express Co.	820,584	34,489,146

Data Processing & Outsourced Services—0.89%
Automatic Data Processing, Inc.	281,587	11,835,102

Diversified Banks—0.61%
U.S. Bancorp	374,728	8,101,619

Drug Retail—3.08%
CVS Caremark Corp.	1,048,606	32,999,631
Walgreen Co.	235,235	7,880,372

		40,880,003

Education Services—0.65%
Apollo Group, Inc. — Class A (b)	168,865	8,671,218

Electric Utilities—0.96%
Edison International	194,337	6,683,250
Exelon Corp.	141,892	6,041,761

		12,725,011

Electrical Components & Equipment—0.49%
Emerson Electric Co.	122,623	6,457,327

Electronic Equipment & Instruments—1.19%
Agilent Technologies, Inc. (b)	471,727	15,741,530

Electronic Manufacturing Services—1.26%
Tyco Electronics Ltd. (Switzerland)	571,169	16,689,558

Environmental & Facilities Services—1.32%
Waste Management, Inc.	487,966	17,439,905

Food Retail—2.54%
Kroger Co. (The)	1,557,128	33,727,392

Health Care Equipment—4.06%
Baxter International Inc.	315,000	15,028,650
Boston Scientific Corp. (b)	4,219,375	25,864,769
Covidien PLC (Ireland)	322,597	12,965,173

		53,858,592

Heavy Electrical Equipment—0.49%
ABB Ltd. — ADR (Switzerland) (b)	306,024	6,463,227

Home Improvement Retail—1.84%
Lowe’s Cos., Inc.	1,091,085	24,320,285

Hypermarkets & Super Centers—1.36%
Wal—Mart Stores, Inc.	337,412	18,058,290

Industrial Conglomerates—2.41%
General Electric Co.	379,401	6,165,266
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	137,868	4,346,057
Tyco International Ltd.	581,701	21,365,878

		31,877,201

Industrial Gases—1.42%
Air Products & Chemicals, Inc.	227,681	18,856,540

Industrial Machinery—0.77%
Illinois Tool Works Inc.	216,147	10,163,232

Insurance Brokers—0.96%
Marsh & McLennan Cos., Inc.	529,649	$12,775,134

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

	Shares	Value

Integrated Oil & Gas—0.93%
ConocoPhillips	112,425	$6,456,568
Exxon Mobil Corp.	94,817	5,858,742

		12,315,310

Life Sciences Tools & Services—1.44%
Thermo Fisher Scientific, Inc. (b)	399,814	19,143,094

Managed Health Care—1.74%
WellPoint Inc. (b)	406,398	23,018,383

Oil & Gas Equipment & Services—3.07%
Baker Hughes Inc.	675,000	28,755,000
Schlumberger Ltd.	193,772	11,938,293

		40,693,293

Oil & Gas Exploration & Production—1.95%
Apache Corp.	263,832	25,792,216

Oil & Gas Refining & Marketing—1.16%
Valero Energy Corp.	878,097	15,375,478

Oil & Gas Storage & Transportation—1.61%
Williams Cos., Inc. (The)	1,118,698	21,378,319

Packaged Foods & Meats—0.99%
Kraft Foods Inc. — Class A	427,241	13,184,657

Pharmaceuticals—5.25%
Johnson & Johnson	178,835	11,080,617
Pfizer Inc.	1,188,808	20,411,833
Roche Holding AG (Switzerland)	173,732	23,727,696
Teva Pharmaceutical Industries Ltd. — ADR (Israel)	271,370	14,314,768

		69,534,914

Property & Casualty Insurance—5.93%
Berkshire Hathaway Inc. — Class A (b)	272	33,864,000
Progressive Corp. (The)	2,145,916	44,785,267

		78,649,267

Railroads—1.52%
Union Pacific Corp.	246,639	20,175,070

Semiconductors—1.42%
Intel Corp.	307,264	5,908,687
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,485,823	12,871,168

		18,779,855

Systems Software—4.98%
CA, Inc.	35,319	745,937
Microsoft Corp.	1,165,405	28,540,769
Symantec Corp. (b)	2,419,219	36,699,552

		65,986,258

Wireless Telecommunication Services—2.23%
Vodafone Group PLC (United Kingdom)	11,954,877	29,595,796

Total Common Stocks & Other Equity Interests (Cost $1,068,149,143)		1,105,963,484

Preferred Stocks—0.11%
Oil & Gas Exploration & Production—0.11%
Apache Corp., Series D, 6.00% Conv. Pfd. (Cost $1,250,000)	25,000	1,460,938

Money Market Funds—16.48%
Liquid Assets Portfolio — Institutional Class (c)	109,203,096	109,203,096
Premier Portfolio — Institutional Class (c)	109,203,096	109,203,096

Total Money Market Funds (Cost $218,406,192)		218,406,192

TOTAL INVESTMENTS—100.02% (Cost $1,287,805,335)		1,325,830,614

OTHER ASSETS LESS LIABILITIES—(0.02)%		(313,971)

NET ASSETS—100.00%		$1,325,516,643

Investment Abbreviations:
ADR — American Depositary Receipt
Conv. — Convertible
Pfd. — Preferred
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Core Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Invesco V.I. Core Equity Fund

E. Foreign Currency Translations — (continued)
Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,290,427,824	$35,402,790	$—	$1,325,830,614
Foreign Currency Contracts*	(241,988)	—	—	(241,988)

Total Investments	$1,290,185,836	$35,402,790	$—	$1,325,588,626

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Equity Fund

NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

						Unrealized
Settlement	Contract to					Appreciation
Date	Deliver		Receive		Value	(Depreciation)

12/03/2010	GBP	9,456,000	USD	14,606,872	$14,848,860	$(241,988)

Currency Abbreviations:
GBP — British Pound Sterling
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $450,596,677 and $320,012,586, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$123,584,938
Aggregate unrealized (depreciation) of investment securities	(93,241,806)

Net unrealized appreciation of investment securities	$30,343,132

Cost of investments for tax purposes is $1,295,487,482
Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VIDIN-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes—89.31%
Advertising—0.22%
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes,
9.25%, 12/15/17	$25,000	$26,812
Lamar Media Corp., Sr. Gtd. Sub. Global Notes,
7.88%, 04/15/18	25,000	26,438

		53,250

Aerospace & Defense—0.26%
BE Aerospace, Inc., Sr. Unsec. Notes,
8.50%, 07/01/18	25,000	27,328
Bombardier Inc. (Canada), Sr. Notes,
7.50%, 03/15/18 (b)	10,000	10,800
7.75%, 03/15/20 (b)	15,000	16,313
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	10,000	10,225

		64,666

Agricultural Products—0.13%
Corn Products International Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	30,000	32,547

Airlines—2.01%
American Airlines Pass Through Trust, Series 2009-1A,
Sec. Pass Through Ctfs.,
10.38%, 07/02/19	44,381	52,869
Continental Airlines Inc., Series 2009-1, Class A,
Sec. Pass Through Ctfs.,
9.00%, 07/08/16	201,511	231,234
Series 2009-2, Class B,
Sec. Global Pass Through Ctfs.,
9.25%, 05/10/17	15,000	16,322
Delta Air Lines, Inc., Sr. Sec. Notes,
9.50%, 09/15/14 (b)	9,000	9,810
Series 2002-1, Class C,
Sec. Pass Through Ctfs.,
7.78%, 01/02/12	6,025	6,108
Series 2009-1, Class A,
Sr. Sec. Pass Through Ctfs.,
7.75%, 12/17/19	44,262	49,076
Series 2010-1, Class A,
Sec. Pass Through Ctfs.,
6.20%, 07/02/18	40,000	42,350
UAL Corp., Series 2009-1,
Sr. Sec. Gtd. Global Pass Through Ctfs.,
10.40%, 11/01/16	48,726	55,304
Series 2009-2A,
Sec. Gtd. Global Pass Through Ctfs.,
9.75%, 01/15/17	28,552	32,121

		495,194

Alternative Carriers—0.15%
Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes,
9.50%, 02/01/15 (c)	35,000	36,400

Aluminum—0.16%
Century Aluminum Co., Sr. Sec. Notes,
8.00%, 05/15/14	25,000	24,859
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes,
7.25%, 02/15/15	15,000	15,413

		40,272

Apparel Retail—0.42%
Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes,
8.25%, 08/01/13	44,000	44,880
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes,
8.50%, 06/15/19	50,000	58,500

		103,380

Auto Parts & Equipment—0.17%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes,
11.00%, 11/01/15 (b)	15,000	16,312
Tenneco Inc., Sr. Unsec. Gtd. Global Notes,
8.13%, 11/15/15	25,000	26,375

		42,687

Automotive Retail—1.40%
Advance Auto Parts Inc., Sr. Unsec. Gtd. Notes,
5.75%, 05/01/20	100,000	107,625
AutoZone Inc., Sr. Unsec. Notes,
5.75%, 01/15/15	210,000	238,307

		345,932

Brewers—0.39%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes,
4.13%, 01/15/15	90,000	96,797
Broadcasting—2.75%
Allbritton Communications Co., Sr. Unsec. Global Notes,
8.00%, 05/15/18	25,000	25,219
Belo Corp., Sr. Unsec. Notes,
8.00%, 11/15/16	25,000	26,812
COX Communications Inc., Sr. Unsec. Bonds,
8.38%, 03/01/39 (b)	75,000	101,996
Sr. Unsec. Global Notes,
5.45%, 12/15/14	95,000	107,658
Sr. Unsec. Notes,
9.38%, 01/15/19 (b)	140,000	190,439
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Broadcasting—(continued)
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes,
6.35%, 06/01/40	$165,000	$184,435
LIN Television Corp., Sr. Unsec. Gtd. Notes,
8.38%, 04/15/18 (b)	15,000	15,825
Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Sub. Disc. Global Notes,
12.50%, 08/01/16 (c)	25,000	25,188

		677,572

Building Products—0.47%
Building Materials Corp. of America, Sr. Gtd. Notes,
7.50%, 03/15/20 (b)	25,000	25,375
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes,
8.00%, 12/01/15	15,000	14,700
Goodman Global Group Inc., Sr. Unsec. Disc. Global Notes,
12.48%, 12/15/14 (d)	20,000	12,850
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes,
11.75%, 06/15/13	45,000	48,263
USG Corp., Sr. Unsec. Gtd. Notes,
9.75%, 08/01/14 (b)	15,000	15,656

		116,844

Cable & Satellite—2.13%
Cablevision Systems Corp., Sr. Unsec. Global Notes,
8.63%, 09/15/17	25,000	27,625
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/30/17 (b)	25,000	25,437
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Sr. Unsec. Gtd. Global Notes,
7.63%, 05/15/16	350,000	391,125
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes,
8.75%, 04/01/15 (b)	15,000	16,013
Time Warner Cable Inc., Sr. Unsec. Gtd. Notes,
5.00%, 02/01/20	60,000	64,433

		524,633

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes,
7.25%, 02/15/15 (b)	25,000	25,500
MGM Resorts International, Sr. Sec. Global Notes,
11.13%, 11/15/17	15,000	17,137
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes,
8.63%, 08/01/17	30,000	31,950
Seneca Gaming Corp., Sr. Unsec. Global Notes,
7.25%, 05/01/12	25,000	24,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Global Notes,
7.88%, 11/01/17	50,000	53,625

		152,962

Coal & Consumable Fuels—0.13%
CONSOL Energy Inc., Sr. Unsec. Gtd. Notes,
8.00%, 04/01/17 (b)	15,000	16,312
8.25%, 04/01/20 (b)	15,000	16,425

		32,737

Construction Materials—0.49%
Holcim U.S. Finance Sarl & Cie SCS (Switzerland), Unsec. Gtd. Unsub. Notes,
6.00%, 12/30/19 (b)	110,000	121,304
Construction, Farm Machinery & Heavy Trucks—0.47%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes,
7.75%, 09/01/13	25,000	27,312
CNH America LLC, Sr. Unsec. Gtd. Notes,
7.25%, 01/15/16	25,000	26,875
Esco Corp., Sr. Unsec. Gtd. Notes,
8.63%, 12/15/13 (b)	10,000	10,325
Navistar International Corp., Sr. Unsec. Gtd. Notes,
8.25%, 11/01/21	25,000	26,781
Titan International Inc., Sr. Sec. Gtd. Notes,
7.88%, 10/01/17 (b)	25,000	25,391

		116,684

Consumer Finance—0.92%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes,
8.00%, 11/01/31	50,000	53,750
Sr. Unsec. Gtd. Notes,
8.00%, 03/15/20 (b)	25,000	27,375
Ford Motor Credit Co. LLC, Sr. Unsec. Notes,
8.00%, 12/15/16	65,000	73,937
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes,
10.38%, 12/15/16	25,000	26,719
SLM Corp., Sr. Unsec. Medium-Term Notes,
8.00%, 03/25/20	45,000	44,572

		226,353

Data Processing & Outsourced Services—0.11%
SunGard Data Systems Inc., Sr. Unsec. Gtd. Sub. Global Notes,
10.25%, 08/15/15	25,000	26,344
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Department Stores—0.10%
Sears Holdings Corp., Sr. Sec. Notes,
6.63%, 10/15/18 (b)	$25,000	$25,000
Diversified Banks—4.40%
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes,
2.38%, 12/17/13	70,000	72,517
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes,
6.75%, 05/22/19	155,000	185,240
HSBC Bank PLC (United Kingdom), Sr. Notes,
4.13%, 08/12/20 (b)	235,000	238,876
ING Bank N.V. (Netherlands), Unsec. Sub. Notes,
5.13%, 05/01/15 (b)	100,000	108,230
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Notes,
4.38%, 01/12/15 (b)	145,000	149,200
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes,
4.88%, 03/16/15	130,000	137,016
Series 2,
Sr. Unsec. Gtd. Global Notes,
3.40%, 08/23/13	75,000	76,932
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes,
5.50%, 11/18/14 (b)	55,000	61,075
Wachovia Corp., Series G, Sr. Unsec. Medium-Term Notes,
5.50%, 05/01/13	50,000	55,044

		1,084,130

Diversified Capital Markets—0.96%
Credit Suisse AG (Switzerland), Sub. Global Notes,
5.40%, 01/14/20	115,000	123,048
UBS AG (Switzerland), Sr. Unsec. Medium-Term Notes,
5.75%, 04/25/18	100,000	112,553

		235,601

Diversified Metals & Mining—0.46%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes,
8.38%, 04/01/17	35,000	39,014
Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes,
8.95%, 05/01/14	60,000	74,147

		113,161

Drug Retail—0.94%
CVS Caremark Corp., Unsec. Notes,
6.60%, 03/15/19	190,000	230,745

Electric Utilities—2.79%
Carolina Power & Light Co., Sec. First Mortgage Bonds,
5.30%, 01/15/19	40,000	46,609
DCP Midstream LLC, Notes,
9.70%, 12/01/13 (b)	100,000	121,478
Sr. Unsec. Notes,
9.75%, 03/15/19 (b)	55,000	73,811
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes,
3.88%, 10/07/14 (b)	100,000	104,085
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds,
8.16%, 07/15/25	25,000	18,000
Ohio Power Co., Series M, Sr. Unsec. Notes,
5.38%, 10/01/21	180,000	206,462
PPL Electric Utilities Corp., Sec. First Mortgage Bonds,
6.25%, 05/15/39	45,000	54,611
Virginia Electric & Power Co., Sr. Unsec. Notes,
5.00%, 06/30/19	55,000	63,036

		688,092

Electrical Components & Equipment—0.11%
Belden Inc., Sr. Gtd. Sub. Notes,
9.25%, 06/15/19 (b)	25,000	27,187

Electronic Manufacturing Services—0.07%
Jabil Circuit, Inc., Sr. Unsec. Notes,
7.75%, 07/15/16	15,000	16,463

Environmental & Facilities Services—0.35%
Clean Harbors Inc., Sr. Sec. Gtd. Global Notes,
7.63%, 08/15/16	14,000	14,665
Waste Management Inc., Sr. Unsec. Gtd. Notes,
5.00%, 03/15/14	65,000	71,538

		86,203

Food Retail—0.86%
Kroger Co. (The), Sr. Unsec. Gtd. Notes,
5.40%, 07/15/40	25,000	25,922
Safeway Inc., Sr. Unsec. Global Notes,
3.95%, 08/15/20	140,000	141,463
W.M. Wrigley Jr. Co., Sr. Sec. Gtd. Floating Rate Notes,
1.66%, 06/28/11 (b)(e)	45,000	45,122

		212,507

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Gas Utilities—0.04%
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes,
7.38%, 03/15/20	$10,000	$10,675
Gold—1.98%
Gold Fields Orogen Holding BVI Ltd., Sr. Unsec. Gtd. Notes,
4.88%, 10/07/20 (b)	200,000	198,594
Newmont Mining Corp., Sr. Unsec. Gtd. Notes,
5.13%, 10/01/19	145,000	162,786
6.25%, 10/01/39	110,000	126,691

		488,071

Health Care Equipment—1.05%
Boston Scientific Corp., Sr. Unsec. Notes,
4.50%, 01/15/15	50,000	51,289
6.00%, 01/15/20	85,000	90,800
Hospira Inc., Sr. Unsec. Notes,
5.60%, 09/15/40	115,000	117,792

		259,881

Health Care Facilities—0.45%
Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes,
8.88%, 07/15/15	25,000	26,625
HCA, Inc., Sr. Sec. Gtd. Global Notes,
7.88%, 02/15/20	50,000	55,000
Healthsouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	15,000	15,337
7.75%, 09/15/22	15,000	15,188

		112,150

Health Care Services—1.70%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes,
5.25%, 06/15/12	45,000	48,017
6.25%, 06/15/14	125,000	143,595
7.25%, 06/15/19	40,000	50,370
Medco Health Solutions Inc., Sr. Unsec. Notes,
2.75%, 09/15/15	35,000	35,623
Orlando Lutheran Towers Inc., Putable Bonds,
7.75%, 07/01/11	15,000	15,004
8.00%, 07/01/17	125,000	126,310

		418,919

Hotels, Resorts & Cruise Lines—1.64%
Hyatt Hotels Corp., Sr. Unsec. Notes,
5.75%, 08/15/15 (b)	165,000	177,893
Royal Caribbean Cruises Ltd. (Trinidad), Sr. Unsec. Notes,
7.50%, 10/15/27	25,000	23,562
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes,
7.15%, 12/01/19	35,000	38,150
Wyndham Worldwide Corp., Sr. Unsec. Notes,
7.38%, 03/01/20	155,000	165,269

		404,874

Household Products—0.10%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes,
8.25%, 03/01/18	25,000	25,625
Independent Power Producers & Energy Traders—0.44%
AES Corp. (The), Sr. Unsec. Global Notes,
9.75%, 04/15/16	50,000	57,500
NRG Energy, Inc., Sr. Unsec. Gtd. Notes,
7.38%, 02/01/16	25,000	25,750
7.38%, 01/15/17	25,000	25,687

		108,937

Industrial Conglomerates—1.40%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes,
5.75%, 09/11/19 (b)	100,000	112,017
Sr. Unsec. Gtd. Notes,
7.63%, 04/09/19 (b)	130,000	161,781
NBC Universal Inc., Sr. Unsec. Notes,
2.10%, 04/01/14 (b)	35,000	35,067
5.95%, 04/01/41 (b)	35,000	35,480

		344,345

Insurance Brokers—1.16%
AON Corp., Sr. Unsec. Notes,
6.25%, 09/30/40	150,000	155,113
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes,
9.25%, 04/15/19	100,000	131,424

		286,537

Integrated Telecommunication Services—2.72%
AT&T Inc., Sr. Unsec. Global Notes,
2.50%, 08/15/15	60,000	61,336
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes,
9.38%, 12/15/10	250,000	254,073
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Global Notes,
7.38%, 11/15/13	140,000	165,903
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes,
7.13%, 04/01/18 (b)	25,000	26,219
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Integrated Telecommunication Services—(continued)
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes,
5.50%, 10/23/20 (b)	$161,000	$163,729

		671,260

Internet Retail—0.79%
Expedia Inc., Sr. Unsec. Gtd. Notes,
5.95%, 08/15/20 (b)	165,000	168,467
Travelport LLC, Sr. Unsec. Gtd. Global Notes,
9.88%, 09/01/14	25,000	25,969

		194,436

Internet Software & Services—0.07%
Equinix Inc., Sr. Unsec. Notes,
8.13%, 03/01/18	15,000	16,013

Investment Banking & Brokerage—8.28%
Cantor Fitzgerald L.P., Bonds,
7.88%, 10/15/19 (b)	315,000	339,025
E*Trade Financial Corp., Sr. Unsec. Global Notes,
7.38%, 09/15/13	10,000	9,800
Goldman Sachs Group Inc. (The), Sr. Global Notes,
3.70%, 08/01/15	45,000	46,230
Sr. Unsec. Global Notes,
5.13%, 01/15/15	50,000	54,314
Sr. Unsec. Medium-Term Global Notes,
5.38%, 03/15/20	175,000	185,164
Unsec. Sub. Global Notes,
6.75%, 10/01/37	140,000	147,177
Jefferies Group Inc., Sr. Unsec. Notes,
6.45%, 06/08/27	375,000	370,151
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes,
7.30%, 08/01/14 (b)	110,000	123,208
6.00%, 01/14/20 (b)	105,000	112,403
Merrill Lynch & Co. Inc., Series C, Sr. Unsec. Medium-Term Global Notes,
5.45%, 02/05/13	200,000	214,598
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes,
6.00%, 05/13/14	230,000	253,449
Series F,
Sr. Unsec. Medium-Term Global Notes,
5.63%, 09/23/19	130,000	135,579
Schwab Capital Trust I, Jr. Unsec. Gtd. Sub. Variable Rate Notes,
7.50%, 11/15/37 (e)	50,000	51,578

		2,042,676

Leisure Facilities—0.15%
Universal City Development Partners Ltd./ UCDP Finance Inc.,
Sr. Unsec. Gtd. Global Notes,
8.88%, 11/15/15	25,000	25,937
Sr. Unsec. Gtd. Sub. Global Notes,
10.88%, 11/15/16	10,000	10,850

		36,787

Life & Health Insurance—2.92%
Aflac Inc., Sr. Unsec. Notes,
6.45%, 08/15/40	60,000	62,421
MetLife Inc., Sr. Unsec. Notes,
6.75%, 06/01/16	155,000	185,164
Prudential Financial Inc., Jr. Unsec. Sub. Variable Rate Global Notes,
8.88%, 06/15/38 (e)	130,000	144,719
Series D,
Sr. Unsec. Medium-Term Notes,
2.75%, 01/14/13	105,000	107,680
3.88%, 01/14/15	105,000	110,332
7.38%, 06/15/19	90,000	109,684

		720,000

Life Sciences Tools & Services—0.66%
Life Technologies Corp., Sr. Notes,
6.00%, 03/01/20	120,000	136,418
Patheon Inc. (Canada), Sr. Sec. Notes,
8.63%, 04/15/17 (b)	25,000	25,812

		162,230

Mortgage Backed Securities—0.49%
U.S. Bank N.A., Sr. Unsec. Medium-Term Global Notes,
5.92%, 05/25/12	114,847	120,842

Movies & Entertainment—0.37%
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes,
8.63%, 06/15/19	25,000	26,750
Time Warner Cable Inc., Sr. Unsec. Gtd. Global Notes,
6.75%, 07/01/18	55,000	65,530

		92,280

Multi-Line Insurance—1.60%
American Financial Group Inc., Sr. Unsec. Notes,
9.88%, 06/15/19	180,000	222,467
Genworth Financial Inc., Sr. Unsec. Notes,
7.70%, 06/15/20	55,000	58,205
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb.,
8.13%, 06/15/38 (e)	10,000	10,104
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Multi-Line Insurance—(continued)
Liberty Mutual Group Inc., Sr. Unsec. Notes,
5.75%, 03/15/14 (b)	$100,000	$104,885

		395,661

Multi-Utilities—1.30%
Nisource Finance Corp., Sr. Unsec. Gtd. Notes,
7.88%, 11/15/10	250,000	251,787
Pacific Gas & Electric Co., Sr. Unsec. Notes,
5.40%, 01/15/40	65,000	69,419

		321,206

Office REIT’s—1.44%
Boston Properties L.P., Sr. Unsec. Notes,
5.88%, 10/15/19	140,000	156,910
Digital Realty Trust L.P., Unsec. Gtd. Unsub. Bonds,
5.88%, 02/01/20 (b)	185,000	197,383

		354,293

Office Services & Supplies—0.21%
IKON Office Solutions, Inc., Sr. Unsec. Notes,
6.75%, 12/01/25	25,000	25,906
7.30%, 11/01/27	25,000	25,563

		51,469

Oil & Gas Drilling—0.42%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Notes,
4.95%, 11/15/15	100,000	103,687
Oil & Gas Equipment & Services—0.09%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/17	10,000	10,338
Key Energy Services Inc., Sr. Unsec. Gtd. Global Notes,
8.38%, 12/01/14	10,000	10,600

		20,938

Oil & Gas Exploration & Production—2.57%
Anadarko Petroleum Corp., Sr. Unsec. Global Notes,
5.75%, 06/15/14	95,000	101,792
Sr. Unsec. Notes,
7.63%, 03/15/14	15,000	16,898
6.38%, 09/15/17	25,000	27,430
Cimarex Energy Co., Sr. Unsec. Gtd. Notes,
7.13%, 05/01/17	50,000	52,687
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 10/01/19	15,000	16,537
Encore Acquisition Co., Sr. Gtd. Sub. Notes,
9.50%, 05/01/16	10,000	11,238
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes,
11.88%, 11/15/14	40,000	44,150
Motiva Enterprises LLC, Sr. Unsec. Notes,
6.85%, 01/15/40 (b)	100,000	123,618
Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds,
6.63%, 06/15/35	65,000	71,176
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes,
6.88%, 01/20/40	45,000	51,951
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes,
7.88%, 06/01/15	15,000	15,806
Petroleos Mexicanos (Mexico), Gtd. Medium-Term Notes,
5.50%, 01/21/21 (b) 65	,000	69,352
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	15,000	16,463
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes,
7.50%, 10/01/17	15,000	15,919

		635,017

Oil & Gas Refining & Marketing—0.78%
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes,
5.25%, 08/12/19 (b)	100,000	112,183
Tesoro Corp., Sr. Unsec. Gtd. Global Notes,
6.63%, 11/01/15	10,000	10,050
United Refining Co., Series 2, Sr. Unsec. Gtd. Global Notes,
10.50%, 08/15/12	75,000	69,281

		191,514

Oil & Gas Storage & Transportation—2.82%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes,
5.20%, 09/01/20	70,000	75,961
6.45%, 09/01/40	70,000	77,969
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes,
8.25%, 03/01/16	25,000	26,250
Overseas Shipholding Group, Inc., Sr. Unsec. Notes,
8.13%, 03/30/18	25,000	26,063
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes,
5.65%, 03/01/20	155,000	173,311
Williams Partners L.P., Sr. Unsec. Global Notes,
3.80%, 02/15/15	210,000	221,278
6.30%, 04/15/40	85,000	94,123

		694,955

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Other Diversified Financial Services—7.63%
Bank of America Corp., Sr. Unsec. Global Notes,
4.50%, 04/01/15	$240,000	$252,307
6.50%, 08/01/16	130,000	147,064
Citigroup Inc., Sr. Unsec. Global Notes,
6.01%, 01/15/15	250,000	275,332
Sr. Unsec. Notes,
6.38%, 08/12/14	505,000	561,549
Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes,
5.80%, 06/07/12	40,000	42,581
Football Trust V, Pass Through Ctfs.,
5.35%, 10/05/20 (b)	100,000	107,726
General Electric Capital Corp., Series A, Sr. Unsec. Medium-Term Global Notes,
6.88%, 01/10/39	250,000	286,891
International Lease Finance Corp., Sr. Unsec. Notes,
8.63%, 09/15/15 (b)	10,000	10,825
8.75%, 03/15/17 (b)	15,000	16,313
JPMorgan Chase & Co., Sr. Unsec. Global Notes,
4.75%, 05/01/13	15,000	16,298
JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes,
7.00%, 11/01/39	160,000	164,040
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04-04/03/06; Cost $130,332) (b)(e)(f)(g)	130,000	—

		1,880,926

Packaged Foods & Meats—0.83%
Del Monte Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.50%, 10/15/19	10,000	10,800
Dole Food Co. Inc., Sr. Sec. Notes,
8.00%, 10/01/16 (b)	25,000	26,125
Kraft Foods Inc., Sr. Unsec. Global Notes,
2.63%, 05/08/13	70,000	72,374
4.13%, 02/09/16	15,000	16,196
6.50%, 02/09/40	50,000	58,726
Sara Lee Corp., Sr. Unsec. Notes,
2.75%, 09/15/15	20,000	20,281

		204,502

Paper Packaging—0.04%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	10,000	10,500
Paper Products—0.96%
International Paper Co., Sr. Unsec. Global Bonds,
7.50%, 08/15/21	110,000	131,530
Mercer International Inc., Sr. Unsec. Global Notes,
9.25%, 02/15/13	75,000	75,187
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/14	15,000	15,094
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes,
7.13%, 05/01/16	15,000	15,327

		237,138

Pharmaceuticals—0.22%
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Global Notes,
8.38%, 06/15/16	25,000	28,969
Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17 (b)	10,000	10,250
7.00%, 10/01/20 (b)	15,000	15,375

		54,594

Property & Casualty Insurance—1.05%
CNA Financial Corp., Sr. Unsec. Notes,
7.35%, 11/15/19	160,000	181,369
W.R. Berkley Corp., Sr. Unsec. Notes,
5.38%, 09/15/20	75,000	76,773

		258,142

Publishing—0.22%
Gannett Co. Inc., Sr. Unsec. Gtd. Global Notes,
9.38%, 11/15/17	25,000	27,500
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 08/01/11	25,000	26,260

		53,760

Railroads—0.81%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	20,000	20,342
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Notes,
8.00%, 02/01/18 (b)	35,000	37,873
Union Pacific Corp., Sr. Unsec. Notes,
4.00%, 02/01/21	135,000	140,512

		198,727

Regional Banks—1.55%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes,
3.63%, 02/08/15	110,000	116,210
PNC Preferred Funding Trust III, Jr. Sub. Variable Rate Notes,
8.70% (b)(e)(f)	200,000	211,250
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Regional Banks—(continued)
SVB Financial Group, Sr. Unsec. Notes,
5.38%, 09/15/20	$30,000	$30,453
Zions Bancorp., Unsec. Sub. Notes,
5.50%, 11/16/15	25,000	24,750

		382,663

Research & Consulting Services—0.59%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes,
5.25%, 10/01/20 (b)	30,000	32,364
Unsec. Gtd. Notes,
5.80%, 10/15/12 (b)	105,000	113,557

		145,921

Restaurants—1.14%
McDonald’s Corp., Sr. Unsec. Notes,
4.88%, 07/15/40	55,000	56,646
Yum! Brands Inc., Sr. Unsec. Notes,
5.30%, 09/15/19	200,000	223,398

		280,044

Semiconductor Equipment—0.10%
Amkor Technology Inc., Sr. Unsec. Notes,
7.38%, 05/01/18 (b)	25,000	25,438

Semiconductors—0.21%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes,
9.25%, 04/15/18 (b)	25,000	26,000
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes,
7.88%, 10/15/14	25,000	25,937

		51,937

Sovereign Debt—3.06%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Notes,
5.88%, 01/15/19	120,000	141,075
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes,
5.88%, 02/17/14	300,000	339,450
Series A,
Sr. Unsec. Global Medium-Term Notes,
6.05%, 01/11/40	60,000	68,850
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds,
5.00%, 04/29/20 (b)	100,000	104,375
Sr. Unsec. Euro Notes,
3.63%, 04/29/15 (b)	100,000	100,887

		754,637

Specialized Finance—2.31%
CIT Group Inc., Sr. Sec. Bonds,
7.00%, 05/01/14	25,000	25,000
Moody’s Corp., Sr. Unsec. Notes,
5.50%, 09/01/20	115,000	118,810
NASDAQ OMX Group Inc. (The), Sr. Unsec. Notes,
4.00%, 01/15/15	350,000	362,654
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes,
2.63%, 09/16/12	60,000	62,061

		568,525

Specialized REIT’s—1.75%
Entertainment Properties Trust, Sr. Unsec. Gtd. Notes,
7.75%, 07/15/20 (b)	245,000	249,087
Healthcare Realty Trust Inc., Sr. Unsec. Notes,
6.50%, 01/17/17	140,000	151,130
Senior Housing Properties Trust, Sr. Unsec. Notes,
6.75%, 04/15/20	30,000	31,388

		431,605

Specialty Chemicals—0.13%
Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes,
7.88%, 11/15/14	15,000	15,637
8.63%, 03/15/20	15,000	15,675

		31,312

Specialty Stores—0.75%
Staples Inc., Sr. Unsec. Gtd. Global Notes,
9.75%, 01/15/14	25,000	30,850
Sr. Unsec. Gtd. Notes,
7.75%, 04/01/11	150,000	155,015

		185,865

Steel—1.61%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds,
9.00%, 02/15/15	55,000	66,477
Sr. Unsec. Global Notes,
7.00%, 10/15/39	195,000	198,940
Vale Overseas Ltd.,
Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	55,000	56,590
6.88%, 11/10/39	65,000	75,018

		397,025

Systems Software—0.22%
Symantec Corp., Sr. Unsec. Notes, 4.20%, 09/15/20	55,000	55,263
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Technology Distributors–0.28%
Avnet Inc., Sr. Unsec. Notes,
5.88%, 06/15/20	$65,000	$69,223

Textiles–0.10%
Invista, Sr. Unsec. Gtd. Notes,
9.25%, 05/01/12 (b)	24,000	24,420

Tires & Rubber–0.09%
Cooper Tire & Rubber Co., Sr. Unsec. Notes,
7.63%, 03/15/27	25,000	23,250

Trading Companies & Distributors–0.10%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes,
8.38%, 07/15/16	25,000	25,000

Wireless Telecommunication Services–1.48%
American Tower Corp., Sr. Unsec. Global Notes,
4.63%, 04/01/15	90,000	96,048
Clearwire Communications LLC/ Clearwire Finance Inc., Sr. Sec. Gtd. Notes,
12.00%, 12/01/15 (b)	25,000	27,125
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes,
4.88%, 08/15/20 (b)	120,000	123,722
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes,
8.25%, 08/15/19	25,000	27,375
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes,
6.88%, 11/15/28	25,000	23,094
Sprint Nextel Corp., Sr. Unsec. Notes,
8.38%, 08/15/17	10,000	10,825
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Sub. Notes,
11.75%, 07/15/17 (b)	50,000	56,250

		364,439

Total Bonds & Notes (Cost $20,332,752)		22,025,781

U.S. Treasury Securities–4.46%
U.S. Treasury Bills–0.20%
0.19%, 01/20/11 (h)(i)	50,000	49,981

U.S. Treasury Bonds–4.26%
5.38%, 02/15/31	415,000	534,442
3.50%, 02/15/31	65,000	62,908
4.25%, 05/15/39	100,000	110,000
4.50%, 08/15/39	300,000	343,594

		1,050,944

Total U.S. Treasury Securities (Cost $993,303)		1,100,925

Asset-Backed Securities–2.15%
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs.,
5.81%, 09/25/37	70,239	69,075
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs.,
2.89%, 09/26/34 (b)(e)	129,073	121,984
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs.,
5.76%, 08/15/39 (e)	45,000	47,952
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs.,
5.20%, 10/15/44 (e)	110,000	102,077

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs.,
2.95%, 12/25/34 (e)	194,947	189,909

Total Asset-Backed Securities (Cost $502,741)		530,997

U.S. Government Sponsored Mortgage-Backed Securities–1.69%
Federal Home Loan Mortgage Corp. (FHLMC)–0.82%
Pass Through Ctfs.,
6.50%, 05/01/16 to 08/01/32	10,227	11,296
6.00%, 05/01/17 to 12/01/31	64,278	70,463
5.50%, 09/01/17	38,101	41,106
7.00%, 08/01/21	70,324	79,398

		202,263

Federal National Mortgage Association (FNMA)–0.73%
Pass Through Ctfs.,
7.00%, 02/01/16 to 09/01/32	26,060	29,362
6.50%, 05/01/16 to 10/01/35	18,026	20,043
5.00%, 11/01/18	36,224	38,666
7.50%, 04/01/29 to 10/01/29	73,852	84,266
8.00%, 04/01/32	5,990	6,951

		179,288

Government National Mortgage Association (GNMA)–0.14%
Pass Through Ctfs.,
7.50%, 06/15/23	11,224	12,803
8.50%, 11/15/24	6,113	7,247
7.00%, 07/15/31 to 08/15/31	2,366	2,707
6.50%, 11/15/31 to 03/15/32	5,225	5,863
6.00%, 11/15/32	5,165	5,668

		34,288

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $381,114)		415,839

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Municipal Obligations–1.56%
Florida (State of) Development Finance Corp. (Palm Bay Academy, Inc.); Series 2006 B, Taxable RB,
7.50%, 05/15/17	$65,000	$56,039
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB,
6.64%, 04/01/57	110,000	118,585
Kentucky (State of) Asset / Liability Commission; Series 2010, Taxable General Fund RB,
3.17%, 04/01/18	90,000	91,046
Texas (State of) Transportation Commission (State Highway Fund); Series 2010 B, Taxable First Tier Build America RB,
5.18%, 04/01/30	110,000	118,868

Total Municipal Obligations (Cost $374,523)		384,538

	Shares

Common Stocks & Other Equity Interests–0.01%

Broadcasting–0.01%
Adelphia Communications Corp. (j)	––	$1,125
Adelphia Recovery Trust, Series ACC-1 (j)	87,412	1,267

Total Common Stocks & Other Equity Interests (Cost $22,181)		2,392

Money Market Funds–0.45%
Liquid Assets Portfolio – Institutional Class (k)	55,624	55,624
Premier Portfolio – Institutional Class (k)	55,624	55,624
Total Money Market Funds (Cost $111,248)		111,248

TOTAL INVESTMENTS–99.63% (Cost $22,717,862)		24,571,720
OTHER ASSETS LESS LIABILITIES–0.37%		92,361

NET ASSETS–100.00%		$24,664,081

Investment Abbreviations:

Ctfs.	—	Certificates

Deb.	—	Debentures

Disc.	—	Discounted

Gtd.	—	Guaranteed

Jr.	—	Junior

RB	—	Revenue Bonds

REIT	—	Real Estate Investment Trust

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

Unsec.	—	Unsecured

Unsub.	—	Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $5,368,734, which represented 21.77% of the Fund’s Net Assets.

(c)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Zero coupon bonds issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2010.

(f)	Perpetual bond with no specified maturity date.

(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at September 30, 2010 represented less than 0.01% of the Fund’s Net Assets.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schede.
Invesco V.I. Diversified Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Diversified Income Fund

A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

E.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
Invesco V.I. Diversified Income Fund

F.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$112,515	$—	$1,125	$113,640
U.S. Treasury Securities	—	1,100,925	—	1,100,925
U.S. Government Sponsored Securities	—	415,839	—	415,839
Corporate Debt Securities	—	21,271,144	—	21,271,144
Asset Backed Securities	—	530,997	—	530,997
Municipal Obligations	—	384,538	—	384,538
Foreign Government Debt Securities	—	754,637	—	754,637
	$112,515	$24,458,080	$1,125	$24,571,720
Futures*	(8,933)	—	—	(8,933)

Total Investments	$103,582	$24,458,080	$1,125	$24,562,787

*    Unrealized appreciation (depreciation).
NOTE 3 – Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Invesco V.I. Diversified Income Fund

Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of September 30, 2010:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Interest Rate Risk
Futures Contracts (a)	$31,431	$(40,364)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets & Liabilities.
Effect of Derivative Instruments for the nine months ended September 30, 2010
The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Futures*

Realized Gain
Interest Rate Risk	$125,073
Change in Unrealized Appreciation
Interest Rate Risk	$33,867

Total	$158,940

*	The average value of futures outstanding during the period was $8,837,761.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 5 Year Notes	32	December-2010/Long	$3,867,750	$31,431
U.S. Treasury Long Bonds	4	December-2010/Long	534,875	(384)
U.S. Treasury Ultra Bonds	3	December-2010/Long	423,844	(7,928)
Subtotal			$4,826,469	$23,119
U.S. Treasury 10 Year Notes	31	December-2010/Short	(3,907,453)	(32,052)

Total				$(8,933)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $16,350,361 and $14,551,514, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,021,503
Aggregate unrealized (depreciation) of investment securities	(167,645)

Net unrealized appreciation of investment securities	$1,853,858

Cost of investments is the same for tax and financial statement purposes.
Invesco V.I. Diversified Income Fund

Invesco V.I. Dividend Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	MS-VIDGR-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks -95.0%
Aerospace & Defense-5.3%
General Dynamics Corp.	65,868	$4,137,169
Raytheon Co.	59,890	2,737,572
United Technologies Corp.	66,699	4,750,970

		11,625,711

Apparel Retail-1.1%
Ross Stores, Inc.	46,040	2,514,705

Apparel, Accessories & Luxury Goods-1.0%
VF Corp.	26,504	2,147,354

Asset Management & Custody Banks-2.5%
Federated Investors, Inc.-Class B	131,662	2,996,627
State Street Corp.	69,649	2,622,981

		5,619,608

Auto Parts & Equipment-1.4%
Johnson Controls, Inc.	104,500	3,187,250

Brewers-1.9%
Heineken N.V. (Netherlands)	81,708	4,247,265

Building Products-1.5%
Masco Corp.	299,038	3,292,408

Casinos & Gaming-1.2%
International Game Technology	188,216	2,719,721

Communications Equipment-1.5%
Corning, Inc.	176,810	3,232,087

Computer & Electronics Retail-1.8%
Best Buy Co., Inc.	98,860	4,036,454

Computer Hardware-1.2%
International Business Machines Corp.	19,872	2,665,630

Construction & Farm Machinery & Heavy Trucks-1.3%
Caterpillar, Inc.	36,664	2,884,724

Consumer Finance-3.2%
American Express Co.	79,073	3,323,438
Capital One Financial Corp.	94,479	3,736,645

		7,060,083

Data Processing & Outsourced Services-2.1%
Automatic Data Processing, Inc.	108,090	4,543,023

Distributors-0.7%
Genuine Parts Co.	35,348	1,576,167

Diversified Banks-1.2%
Societe Generale (France)	46,229	2,676,436

Diversified Chemicals-1.6%
EI Du Pont de Nemours & Co.	77,811	3,471,927

Drug Retail-0.9%
Walgreen Co.	56,112	1,879,752

Electric Utilities-3.1%
American Electric Power Co., Inc.	126,237	4,573,567
Entergy Corp.	31,080	2,378,552

		6,952,119

Electrical Components & Equipment-1.2%
Emerson Electric Co.	50,179	2,642,426

Food Distributors-1.7%
Sysco Corp.	131,375	3,746,815

Gas Utilities-0.5%
Southern Union Co.	46,644	1,122,255

General Merchandise Stores-1.4%
Target Corp.	59,419	3,175,351

Health Care Equipment-1.6%
Stryker Corp.	68,934	3,450,147

Hotels, Resorts & Cruise Lines-0.6%
Marriott International, Inc. -Class A	39,183	1,403,927

See accompanying Notes which are an integral part of this schedule.
Invesco V.I. Dividend Growth Fund

	Shares	Value

Household Appliances-2.3%
Snap-On, Inc.	64,912	$3,019,057
Whirlpool Corp.	25,123	2,033,958

		5,053,015

Household Products-3.8%
Kimberly-Clark Corp.	91,390	5,944,919
Procter & Gamble Co. (The)	41,234	2,472,803

		8,417,722

Industrial Machinery-1.5%
Pentair, Inc.	100,932	3,394,343

Insurance Brokers-1.4%
Marsh & McLennan Cos., Inc.	124,249	2,996,886

Integrated Oil & Gas-5.7%
Chevron Corp.	34,726	2,814,542
ENI SpA (Italy)	134,484	2,902,203
Exxon Mobil Corp.	77,243	4,772,845
Total SA (France)	39,291	2,024,970

		12,514,560

Integrated Telecommunication Services-1.2%
AT&T, Inc.	91,775	2,624,765

Investment Banking & Brokerage-1.0%
Charles Schwab Corp. (The)	160,194	2,226,697

Leisure Products-0.8%
Mattel, Inc.	70,669	1,657,895

Life & Health Insurance-2.0%
Lincoln National Corp.	70,495	1,686,240
MetLife, Inc.	72,608	2,791,778

		4,478,018

Motorcycle Manufacturers-0.6%
Harley-Davidson, Inc.	44,323	1,260,546

Movies & Entertainment-1.2%
Time Warner, Inc.	87,790	2,690,763

Multi-Utilities-1.1%
DTE Energy Co.	54,769	2,515,540

Office Services & Supplies-1.1%
Pitney Bowes, Inc.	108,936	2,329,052

Oil & Gas Equipment & Services-1.2%
Baker Hughes, Inc.	63,196	2,692,150

Other Diversified Financial Services-0.7%
JPMorgan Chase & Co.	40,590	1,545,261

Packaged Foods & Meats-4.6%
Campbell Soup Co.	65,421	2,338,801
General Mills, Inc.	92,857	3,392,995
Kraft Foods, Inc. -Class A	116,809	3,604,725
Mead Johnson Nutrition Co.	15,810	899,747

		10,236,268

Paper Products-1.4%
International Paper Co.	144,570	3,144,397

Pharmaceuticals-3.8%
Bristol-Myers Squibb Co.	111,070	3,011,108
Johnson & Johnson	68,463	4,241,967
Pfizer, Inc.	73,036	1,254,028

		8,507,103

Property & Casualty Insurance-1.7%
Travelers Cos., Inc. (The)	74,000	3,855,400

Regional Banks-3.6%
Fifth Third Bancorp	248,341	2,987,542
SunTrust Banks, Inc.	189,303	4,889,697

		7,877,239

Restaurants-1.5%
Brinker International, Inc.	181,089	3,415,339

Semiconductors-0.8%
Texas Instruments, Inc.	65,927	1,789,259

Soft Drinks-1.4%
Coca-Cola Co. (The)	52,920	3,096,878

Specialty Chemicals-1.5%
Lubrizol Corp.	31,289	3,315,695

See accompanying Notes which are an integral part of this schedule.
Invesco V.I. Dividend Growth Fund

	Shares	Value

Systems Software-2.2%
Microsoft Corp.	85,342	$2,090,026
Oracle Corp.	100,499	2,698,398

		4,788,424

Thrifts & Mortgage Finance-1.4%
Hudson City Bancorp, Inc.	250,744	3,074,121

Tobacco-4.0%
Altria Group, Inc.	148,750	3,572,975
Philip Morris International, Inc.	95,352	5,341,619

		8,914,594

Total Common Stocks (Cost $202,233,236)		210,285,275

Money Market Funds-4.9%
Liquid Assets Portfolio — Institutional Class (b)	5,483,563	5,483,563
Premier Portfolio — Institutional Class (b)	5,483,563	5,483,563

Total Money Market Funds (Cost $10,967,126)		10,967,126

Total Investments-99.9% (Cost $213,200,362)		221,252,401
Other Assets Less Liabilities-0.1%		187,796

Net Assets-100.0%		$221,440,197

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying Notes which are an integral part of this schedule.
Invesco V.I. Dividend Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
Invesco V.I. Dividend Growth Fund

A.	Security Valuations — (continued)
of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to
Invesco V.I. Dividend Growth Fund

E.	Foreign Currency Contracts — (continued)

acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$214,328,700	$6,923,701	$—	$221,252,401
Invesco V.I. Dividend Growth Fund

NOTE 3 — Derivative Investments
Transactions in options for the nine months ended September 30, 2010, were as follows:

	Number of
	Contracts	Premium

Options written, outstanding at beginning of period	58	$11,657
Options written	498	111,121
Options expired	(303)	(70,142)
Options closed	(253)	(52,636)

End of period	—	$—

NOTE 4 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,716,786
Aggregate unrealized (depreciation) of investment securities	(7,893,596)

Net unrealized appreciation of investment securities	$7,823,190

Cost of investments for tax purposes is $213,429,211.
NOTE 5 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of V.I. Financial Services Fund and Invesco V.I. Select Dimensions Dividend Growth Fund (the “Target Funds”) in exchange for shares of the Fund. The Agreement requires approval of the Target Funds, shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco V.I. Dividend Growth Fund

Invesco V.I. Dynamics Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	I-VIDYN-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.65%

Aerospace & Defense—1.38%
BE Aerospace, Inc. (b)	21,010	$636,813

Air Freight & Logistics—1.12%
UTI Worldwide, Inc.	32,156	517,068

Apparel Retail—2.20%
American Eagle Outfitters, Inc.	37,758	564,860
Rue21, Inc. (b)	17,551	452,991

		1,017,851

Apparel, Accessories & Luxury Goods—2.27%
Coach, Inc.	16,120	692,515
Hanesbrands, Inc. (b)	13,836	357,799

		1,050,314

Application Software—2.01%
Autodesk, Inc. (b)	8,775	280,537
TIBCO Software Inc. (b)	36,615	649,550

		930,087

Asset Management & Custody Banks—1.74%
Affiliated Managers Group, Inc. (b)	10,329	805,765

Auto Parts & Equipment—1.35%
BorgWarner, Inc. (b)	11,867	624,442

Automotive Retail—1.10%
O’Reilly Automotive, Inc. (b)	9,569	509,071

Biotechnology—2.32%
Genzyme Corp. (b)	3,065	216,972
Human Genome Sciences, Inc. (b)	13,780	410,506
United Therapeutics Corp. (b)	8,012	448,752

		1,076,230

Broadcasting—1.12%
Discovery Communications, Inc. — Class A (b)	11,940	519,987

Casinos & Gaming—2.62%
Las Vegas Sands Corp. (b)	20,330	708,500

MGM Resorts International (b)(c)	44,831	505,694

		1,214,194

Coal & Consumable Fuels—0.73%
Massey Energy Co.	10,901	338,149

Communications Equipment—1.14%
Finisar Corp. (b)	27,983	525,801

	Shares	Value

Computer Storage & Peripherals—1.48%
NetApp, Inc. (b)	9,184	$457,271
SMART Technologies Inc. -Class A (Canada)(b)	16,805	227,708

		684,979

Construction & Engineering—2.13%
Foster Wheeler AG (Switzerland)(b)	18,494	452,363
Shaw Group Inc. (The) (b)	15,932	534,678

		987,041

Construction, Farm Machinery & Heavy Trucks—2.04%
AGCO Corp. (b)	12,534	488,951
Bucyrus International, Inc.	6,564	455,214

		944,165

Consumer Finance—1.83%
Discover Financial Services	50,721	846,026

Data Processing & Outsourced Services—1.61%
Alliance Data Systems Corp. (b)	11,442	746,705

Department Stores—3.05%
Macy’s, Inc.	31,002	715,836
Nordstrom, Inc.	18,739	697,091

		1,412,927

Diversified Support Services—1.66%
Copart, Inc. (b)	8,937	294,653
KAR Auction Services Inc. (b)	37,517	473,089

		767,742

Education Services—1.91%
Grand Canyon Education, Inc. (b)	18,270	400,661
ITT Educational Services, Inc. (b)	6,883	483,669

		884,330

Electrical Components & Equipment—1.40%
Baldor Electric Co.	16,052	648,501

Electronic Components—1.23%
Amphenol Corp. -Class A	11,632	569,735

Environmental & Facilities Services—1.17%
Republic Services, Inc.	17,832	543,698

Health Care Equipment—3.84%
American Medical Systems Holdings, Inc. (b)	20,546	402,291

CareFusion Corp. (b)	19,357	480,828

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dynamics Fund

	Shares	Value

Health Care Equipment—(continued)
Hologic, Inc. (b)	26,904	$430,733
NuVasive, Inc. (b)(c)	13,253	465,710

		1,779,562

Health Care Facilities—1.73%
Brookdale Senior Living Inc. (b)	13,618	222,110
Universal Health Services, Inc. -Class B	14,905	579,208

		801,318

Health Care Services—1.36%
Fresenius Medical Care AG & Co. KGaA (Germany)	10,229	631,787

Hotels, Resorts & Cruise Lines—3.65%
Ctrip.com International, Ltd. -ADR (China)(b)	12,690	605,948
Marriott International Inc. -Class A	13,868	496,890
Orient-Express Hotels Ltd. -Class A (Bermuda)(b)	52,623	586,746

		1,689,584

Household Products—0.54%
Church & Dwight Co., Inc.	3,850	250,019

Human Resource & Employment Services—0.77%
Robert Half International, Inc.	13,760	357,760

Independent Power Producers & Energy Traders—0.65%
KGEN Power Corp. (Acquired 01/12/07; Cost $613,032)(b)(d)	43,788	299,948

Industrial Machinery—2.79%
Flowserve Corp.	4,912	537,471
Gardner Denver Inc.	5,584	299,749
Kennametal Inc.	14,628	452,444

		1,289,664

Internet Software & Services—3.13%
Akamai Technologies, Inc. (b)	8,913	447,254
Baidu, Inc. -ADR (China)(b)	5,422	556,406
VeriSign, Inc. (b)	14,055	446,106

		1,449,766

IT Consulting & Other Services—2.80%
Cognizant Technology Solutions Corp. —Class A (b)	10,889	702,014
Teradata Corp. (b)	15,400	593,824

		1,295,838

Life Sciences Tools & Services—1.88%
Life Technologies Corp. (b)	9,836	459,243
Pharmaceutical Product Development, Inc.	16,594	411,365

		870,608

	Shares	Value

Managed Health Care—2.79%
Aetna Inc.	14,887	$470,578
AMERIGROUP Corp. (b)	8,455	359,084
Aveta, Inc. (Acquired 12/21/05 — 5/22/06; Cost $1,165,095)(b)(d)	80,000	460,000

		1,289,662

Metal & Glass Containers—1.46%
Crown Holdings, Inc. (b)	23,658	678,038

Oil & Gas Equipment & Services—1.04%
Key Energy Services, Inc. (b)	50,566	480,883

Oil & Gas Exploration & Production—3.78%
Concho Resources Inc. (b)	7,368	487,541
Continental Resources, Inc. (b)	10,035	465,223
Oasis Petroleum Inc. (b)	17,828	345,328
Pioneer Natural Resources Co.	6,951	452,023

		1,750,115

Packaged Foods & Meats—1.27%
Hershey Co. (The)	12,325	586,547

Pharmaceuticals—1.18%
Shire PLC (United Kingdom)	24,342	548,380

Property & Casualty Insurance—0.91%
Assured Guaranty Ltd.	24,657	421,881

Real Estate Services—1.63%
Jones Lang LaSalle Inc.	8,725	752,706

Research & Consulting Services—1.36%
IHS Inc. -Class A (b)	9,235	627,980

Restaurants—1.22%
Texas Roadhouse, Inc. (b)	40,188	565,043

Security & Alarm Services—0.94%
Corrections Corp. of America (b)	17,681	436,367

Semiconductor Equipment—0.50%
Lam Research Corp. (b)	2,799	117,138
Teradyne, Inc. (b)	10,365	115,466

		232,604

Semiconductors—3.96%
Altera Corp.	11,949	360,382
Avago Technologies Ltd. (Singapore)(b)	27,028	608,400
Broadcom Corp. -Class A	6,524	230,885
Cavium Networks, Inc. (b)(c)	17,562	505,083
Marvell Technology Group Ltd. (b)	7,271	127,315

		1,832,065

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dynamics Fund

	Shares	Value

Specialty Chemicals—2.85%
Albemarle Corp.	13,810	$646,446
Lubrizol Corp. (The)	6,362	674,181

		1,320,627

Specialty Stores—1.17%
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	18,565	542,098

Systems Software—2.68%
Check Point Software Technologies Ltd. (Israel)(b)	15,674	578,841
Rovi Corp. (b)	13,161	663,446

		1,242,287

Technology Distributors—0.25%
Avnet, Inc. (b)	4,368	117,980

Trading Companies & Distributors—0.71%
Fastenal Co. (c)	6,183	328,874

Trucking—1.96%
J.B. Hunt Transport Services, Inc.	15,526	538,752
Knight Transportation, Inc.	19,110	369,396

		908,148

Wireless Telecommunication Services—1.24%
Crown Castle International Corp. (b)	12,955	571,963

Total Common Stocks & Other Equity Interests (Cost $40,456,278)		44,751,723

Money Market Funds—6.05%
Liquid Assets Portfolio — Institutional Class (e)	1,400,086	1,400,086
Premier Portfolio — Institutional Class (e)	1,400,086	1,400,086

Total Money Market Funds (Cost $2,800,172)		2,800,172

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—102.70% (Cost $43,256,450)		47,551,895

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—2.90%
Liquid Assets Portfolio —Institutional Class (Cost $1,343,326)(e)(f)	1,343,326	1,343,326

TOTAL INVESTMENTS—105.60% (Cost $44,599,776)		48,895,221
OTHER ASSETS LESS LIABILITIES—(5.60)%		(2,594,225)

NET ASSETS—100.00%		$46,300,996

Investment Abbreviations:

ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2010.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $759,948, which represented 1.64% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dynamics Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Dynamics Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on
Invesco V.I. Dynamics Fund

E.	Foreign Currency Translations — (continued)
securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$48,135,273	$—	$759,948	$48,895,221
Invesco V.I. Dynamics Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $30,823,944 and $39,712,913, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,158,612
Aggregate unrealized (depreciation) of investment securities	(2,898,565)

Net unrealized appreciation of investment securities	$4,260,047

Cost of investments for tax purposes is $44,635,174.
NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to the Invesco V.I. Capital Development Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco V.I. Dynamics Fund

Invesco V.I. Financial Services Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	I-VIFSE-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—94.34%

Asset Management & Custody Banks—13.05%
Federated Investors, Inc. -Class B	87,742	$1,997,008
Legg Mason, Inc.	89,274	2,705,895
State Street Corp.	84,898	3,197,258

		7,900,161

Consumer Finance—14.02%
American Express Co.	66,888	2,811,303
Capital One Financial Corp.	97,784	3,867,357
Green Dot Corp. -Class A(b)	8,421	408,250
SLM Corp. (b)	121,162	1,399,421

		8,486,331

Data Processing & Outsourced Services—7.32%
Alliance Data Systems Corp. (b)	20,281	1,323,538
Automatic Data Processing, Inc.	39,762	1,671,197
Heartland Payment Systems, Inc.	61,017	928,679
Western Union Co.	28,891	510,504

		4,433,918

Diversified Banks—3.76%
Societe Generale (France)	21,721	1,257,586
U.S. Bancorp	47,128	1,018,907

		2,276,493

Diversified Capital Markets—3.37%
UBS AG (Switzerland)(b)	119,659	2,037,793

Insurance Brokers—3.43%
Marsh & McLennan Cos., Inc.	86,066	2,075,912

Investment Banking & Brokerage—8.44%
Charles Schwab Corp. (The)	84,516	1,174,773
FBR Capital Markets Corp. (b)	240,402	754,862
Lazard Ltd. -Class A	29,300	1,027,844
Morgan Stanley	87,066	2,148,789

		5,106,268

Life & Health Insurance—3.56%
Lincoln National Corp.	30,659	733,363
Prudential Financial, Inc.	6,486	351,412
StanCorp Financial Group, Inc.	28,131	1,068,978

		2,153,753

Other Diversified Financial Services—9.75%
Bank of America Corp.	174,902	2,292,965
Citigroup Inc. (b)	586,869	2,288,789
JPMorgan Chase & Co.	34,690	1,320,649

		5,902,403

Property & Casualty Insurance—4.46%
Allstate Corp. (The)	5,407	170,591
XL Group PLC (Ireland)	116,887	2,531,772

		2,702,363

Regional Banks—13.42%
Fifth Third Bancorp	211,875	2,548,856
First Midwest Bancorp, Inc.	32,764	377,769
SunTrust Banks, Inc.	93,237	2,408,312
Wilmington Trust Corp.	54,704	491,242
Zions Bancorp.	107,398	2,294,021

		8,120,200

Reinsurance—1.85%
Transatlantic Holdings, Inc.	22,020	1,119,056

Specialized Consumer Services—1.43%
H&R Block, Inc.	66,669	863,363

Specialized Finance—3.23%
Moody’s Corp.	78,264	1,955,035

Thrifts & Mortgage Finance—3.25%
Hudson City Bancorp, Inc.	114,892	1,408,576
Ocwen Financial Corp. (b)	55,103	558,744

		1,967,320

Total Common Stocks & Other Equity Interests (Cost $64,876,638)		57,100,369

Money Market Funds—6.01%
Liquid Assets Portfolio — Institutional Class (c)	1,819,259	1,819,259
Premier Portfolio — Institutional Class (c)	1,819,259	1,819,259

Total Money Market Funds (Cost $3,638,518)		3,638,518

TOTAL INVESTMENTS—100.35% (Cost $68,515,156)		60,738,887

OTHER ASSETS LESS LIABILITIES—(0.35)%		(211,802)

NET ASSETS—100.00%		$60,527,085

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Financial Services Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Financial Services Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Financial Services Fund

A.	Security Valuations—(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign
Invesco V.I. Financial Services Fund

F.	Foreign Currency Contracts—(continued)

currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$59,481,301	$1,257,586	$—	$60,738,887
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $18,729,189 and $24,862,854, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,575,658
Aggregate unrealized (depreciation) of investment securities	(16,789,819)

Net unrealized appreciation (depreciation) of investment securities	$(11,214,161)

Cost of investments for tax purposes is $71,953,048.
Invesco V.I. Financial Services Fund

NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I. Dividend Growth Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco V.I. Financial Services Fund

Invesco V.I. Global Dividend Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	MS-VIGDG-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010 (unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-96.4%
Australia-2.6%
Australia & New Zealand Banking Group Ltd.	34,705	$794,323
Macquarie Group Ltd.	19,272	675,613
Telstra Corp. Ltd.	277,490	702,703

		2,172,639

Bermuda-0.9%
PartnerRE Ltd.	9,725	779,751

Brazil-0.8%
Banco Santander Brasil SA (Units) (a)	12,700	172,261
Cia Energetica de Minas Gerais (ADR) (b)	8,136	133,349
PDG Realty SA Empreendimentos e Participacoes	15,200	180,747
Petroleo Brasileiro SA (ADR)	4,834	175,329

		661,686

Canada-3.7%
Agrium, Inc.	10,979	823,772
EnCana Corp.	21,239	641,773
Nexen, Inc.	31,576	635,264
Toronto-Dominion Bank (The) (b)	12,969	938,422

		3,039,231

Cayman Islands-0.2%
Renhe Commercial Holdings Co. Ltd.	788,000	147,264

China-0.3%
China Construction Bank Corp. (H Shares)	112,000	97,942
China Unicom Hong Kong Ltd.	90,000	131,197

		229,139

Finland-0.9%
Nokia OYJ (ADR)	76,774	770,043

France-4.2%
BNP Paribas	11,132	795,507
Bouygues SA	22,592	969,694
Sanofi-Aventis SA	14,952	997,771
Total SA	14,042	723,693
Vallourec SA	332	33,037

		3,519,702

Germany-2.2%
Bayerische Motoren Werke AG	17,498	1,229,259
Salzgitter AG	8,799	571,095

		1,800,354

Hong Kong-2.6%
Chaoda Modern Agriculture Holdings Ltd.	116,000	95,842
Cheung Kong Holdings Ltd.	61,000	924,570
CNOOC Ltd.	87,000	168,911
Esprit Holdings Ltd.	142,700	769,175
Sinofert Holdings Ltd. (c)	272,000	156,704

		2,115,202

India-0.2%
State Bank of India	1,223	175,256

Indonesia-0.1%
Telekomunikasi Indonesia Tbk PT	118,500	122,357

Ireland-0.1%
Dragon Oil PLC (c)	16,427	113,607

Italy-1.1%
ENI SpA	42,139	909,371

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Dividend Growth Fund

	Shares	Value

Japan-12.1%
Canon, Inc.	17,600	$822,993
FUJIFILM Holdings Corp.	25,500	846,833
Mitsubishi Corp.	29,100	690,550
Mitsubishi UFJ Financial Group, Inc.	251,000	1,171,522
Murata Manufacturing Co., Ltd.	12,700	669,382
Nippon Telegraph & Telephone Corp.	14,600	635,954
Nippon Yusen KK	267,000	1,096,385
Nissan Motor Co., Ltd.	107,300	939,810
NTT DoCoMo, Inc.	431	719,807
Seven & I Holdings Co., Ltd.	30,300	711,190
Sumitomo Chemical Co., Ltd.	224,000	984,379
Takeda Pharmaceutical Co., Ltd.	16,400	755,645

		10,044,450

Mexico-0.4%
America Movil SAB de CV	65,700	175,594
Desarrolladora Homex SAB de CV (ADR) (c)	4,438	143,658

		319,252

Netherlands-1.9%
TNT N.V.	31,887	856,794
Unilever N.V.	23,440	702,297

		1,559,091

Norway-0.8%
Statoil ASA	33,701	703,113

Poland-0.1%
KGHM Polska Miedz SA	2,124	85,554

Russia-0.2%
Gazprom OAO (ADR)	5,407	113,777
Rosneft Oil Co. (GDR) (c)	12,548	83,898

		197,675

South Africa-0.8%
Barloworld Ltd.	19,279	129,444
Sasol Ltd.	2,861	128,424
Standard Bank Group Ltd.	9,891	157,512
Steinhoff International Holdings Ltd. (c)	49,322	145,272
Tiger Brands Ltd.	4,632	125,750

		686,402

South Korea-1.5%
Dongbu Insurance Co. Ltd.	2,560	79,141
Hyundai Mipo Dockyard	1,063	175,729
Hyundai Mobis	1,036	233,503
LG Electronics, Inc.	829	69,868
Lotte Shopping Co. Ltd.	229	95,565
POSCO	361	163,364
Samsung Electronics Co., Ltd.	290	197,615
Shinhan Financial Group Co., Ltd.	2,960	113,312
SK Telecom Co. Ltd. (ADR)	4,605	80,449

		1,208,546

Spain-3.7%
Banco Santander SA	90,827	1,150,753
Iberdrola SA	130,487	1,005,532
Telefonica SA	37,228	923,548

		3,079,833

Switzerland-5.2%
ACE Ltd.	25,835	1,504,889
Holcim Ltd.	13,562	870,872
Swisscom AG (Registered Shares)	2,577	1,040,341
Zurich Financial Services AG	3,783	886,608

		4,302,710

Taiwan-0.7%
AU Optronics Corp. (ADR) (c)	11,423	119,485
HTC Corp.	10,600	240,558
Powertech Technology, Inc.	50,000	160,844
U-Ming Marine Transport Corp.	22,000	43,137

		564,024

Thailand-0.3%
Bangkok Bank PCL	28,600	146,810
PTT PCL	8,800	85,694

		232,504

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Dividend Growth Fund

	Shares	Value

Turkey-0.2%
Asya Katilim Bankasi AS	53,951	$128,967

United Kingdom-9.5%
Barclays PLC	154,566	725,804
BHP Billiton PLC	48,176	1,538,246
GlaxoSmithKline PLC	40,507	799,142
Imperial Tobacco Group PLC	50,796	1,515,878
National Grid PLC	87,084	738,719
Royal Dutch Shell PLC (Class A)	62,538	1,882,290
Vodafone Group PLC	295,750	732,117

		7,932,196

United States-39.2%
3M Co.	12,720	1,102,951
Aflac, Inc.	18,316	947,121
Apache Corp.	8,634	844,060
Apollo Group, Inc. (Class A) (c)	13,321	684,033
Archer-Daniels-Midland Co.	27,878	889,866
Avon Products, Inc.	25,344	813,796
Bank of America Corp.	57,714	756,631
Bank of New York Mellon Corp. (The)	32,662	853,458
Best Buy Co., Inc.	18,741	765,195
Chevron Corp.	21,930	1,777,427
Coach, Inc.	30,818	1,323,941
ConocoPhillips	24,198	1,389,691
DaVita, Inc. (c)	14,278	985,610
DTE Energy Co.	15,018	689,777
Energen Corp.	19,256	880,384
GameStop Corp. (Class A) (c)	43,751	862,332
General Dynamics Corp.	12,223	767,727
Gilead Sciences, Inc. (c)	22,633	805,961
International Business Machines Corp.	5,529	741,660
Johnson & Johnson	26,035	1,613,129
Kroger Co. (The)	56,192	1,217,119
Merck & Co., Inc.	45,236	1,665,137
Microsoft Corp.	33,868	829,427
Morgan Stanley	39,198	967,407
Oracle Corp.	55,525	1,490,846
Pfizer, Inc.	46,249	794,095
Philip Morris International, Inc.	14,097	789,714
Stryker Corp.	15,837	792,642
Vale SA (ADR)	5,288	165,356
Valero Energy Corp.	46,679	817,349
WellPoint, Inc. (c)	28,036	1,587,959
Western Digital Corp. (c)	46,454	1,318,829
WR Berkley Corp.	26,314	712,320

		32,642,950

Total Common Stocks & Other Equity Interests (Cost $70,522,279)		80,242,869

Preferred Stocks-1.1%
Brazil-0.1%
Usinas Siderurgicas de Minas Gerais SA	8,400	112,596

Germany-1.0%
Porsche Automobil Holding SE	16,177	802,529

Total Preferred Stocks (Cost $813,441)		915,125

Money Market Funds-2.3%
Liquid Assets Portfolio — Institutional Class (d)	972,871	972,871
Premier Portfolio — Institutional Class (d)	972,871	972,871

Total Money Market Funds (Cost $1,945,742)		1,945,742

Investments Purchased with Cash Collateral from Securites on Loan-1.0%
Money Market Funds-1.0%
Liquid Assets Portfolio — Institutional Class (d)(e)	834,510	834,510

Total Securities Held as Collateral on Loaned Securities (Cost $834,510)		834,510

Total Investments (Cost $74,115,972)—100.8%		83,938,246
Other Assets Less Liabilities—(0.8)%		(664,619)

Net Assets-100.0%		$83,273,627

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Dividend Growth Fund

Investment Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Notes to Schedule of Investments

(a)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(b)	All or a portion of this security was out on loan at September 30, 2010.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Dividend Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
Invesco V.I. Global Dividend Growth Fund

A.	Securities Valuations — (continued)

of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar
Invesco V.I. Global Dividend Growth Fund

E.	Foreign Currency Translations — (continued)

amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco V.I. Global Dividend Growth Fund

     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$2,172,639	$—	$—	$2,172,639
Bermuda	779,751	—	—	779,751
Brazil	774,282	—	—	774,282
Canada	3,039,231	—	—	3,039,231
Cayman Islands	147,264	—	—	147,264
China	—	229,139	—	229,139
Finland	770,043	—	—	770,043
France	1,693,387	1,826,315	—	3,519,702
Germany	—	2,602,883	—	2,602,883
Hong Kong	1,081,274	1,033,928	—	2,115,202
India	175,256	—	—	175,256
Indonesia	—	122,357	—	122,357
Ireland	113,607	—	—	113,607
Italy	909,371	—	—	909,371
Japan	1,359,932	8,684,518	—	10,044,450
Mexico	319,252	—	—	319,252
Netherlands	856,794	702,297	—	1,559,091
Norway	703,113	—	—	703,113
Poland	—	85,554	—	85,554
Russia	—	197,675	—	197,675
South Africa	560,652	125,750	—	686,402
South Korea	1,112,981	95,565	—	1,208,546
Spain	—	3,079,833	—	3,079,833
Switzerland	3,262,369	1,040,341	—	4,302,710
Taiwan	520,887	43,137	—	564,024
Thailand	85,694	146,810	—	232,504
Turkey	—	128,967	—	128,967
United Kingdom	2,621,009	5,311,187	—	7,932,196
United States	35,423,202	—	—	35,423,202

Total Investments	$58,481,990	$25,456,256	$—	$83,938,246

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,863,991
Aggregate unrealized (depreciation) of investment securities	(522,036)

Net unrealized appreciation of investment securities	$9,341,955

Cost of investments for tax purposes is $74,596,291.
Invesco V.I. Global Dividend Growth Fund

Note 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen V.I. Global Value Equity Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco V.I. Global Dividend Growth Fund

Invesco V.I. Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	I-VIGHC-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.15%

Biotechnology—21.26%
Amgen Inc. (b)	66,900	$3,686,859
Biogen Idec Inc. (b)	38,136	2,140,192
BioMarin Pharmaceutical Inc. (b)	124,174	2,775,289
Celgene Corp. (b)	40,563	2,336,835
Genzyme Corp. (b)	52,623	3,725,182
Gilead Sciences, Inc. (b)	199,218	7,094,153
Human Genome Sciences, Inc. (b)	57,275	1,706,222
Incyte Corp. (b)	99,747	1,594,955
Pharmasset, Inc. (b)	25,916	764,522
Savient Pharmaceuticals Inc. (b)	66,076	1,511,158
United Therapeutics Corp. (b)	57,061	3,195,987
Vertex Pharmaceuticals Inc. (b)	42,420	1,466,459

		31,997,813

Drug Retail—5.21%
CVS Caremark Corp.	208,709	6,568,072
Drogasil S.A. (Brazil)	49,620	1,266,819

		7,834,891

Health Care Distributors—1.72%
McKesson Corp.	41,892	2,588,088

Health Care Equipment—11.96%
Baxter International Inc.	69,269	3,304,824
Boston Scientific Corp. (b)	393,162	2,410,083
CareFusion Corp. (b)	61,075	1,517,103
Covidien PLC (Ireland)	73,440	2,951,554
DexCom Inc. (b)	29,399	388,655
Hologic, Inc. (b)	104,356	1,670,739
Hospira, Inc. (b)	44,422	2,532,498
Wright Medical Group, Inc. (b)	67,893	978,338
Zimmer Holdings, Inc. (b)	43,003	2,250,347

		18,004,141

Health Care Facilities—3.61%
Assisted Living Concepts Inc. -Class A(b)	31,460	957,642
Rhoen-Klinikum AG (Germany)	133,140	2,937,736
Universal Health Services, Inc. -Class B	39,598	1,538,778

		5,434,156

Health Care Services—8.76%
DaVita, Inc. (b)	56,085	3,871,548
Express Scripts, Inc. (b)	75,836	3,693,213
Medco Health Solutions, Inc. (b)	39,089	2,034,973
Omnicare, Inc.	57,542	1,374,103
Quest Diagnostics Inc.	43,855	2,213,362

		13,187,199

	Shares	Value

Health Care Supplies—0.99%
Alcon, Inc.	8,960	$1,494,438

Health Care Technology—1.82%
Allscripts Healthcare Solutions, Inc. (b)	62,810	1,160,101
Cerner Corp. (b)	18,848	1,583,043

		2,743,144

Life & Health Insurance—1.03%
Amil Participacoes S.A. (Brazil)(c)	161,400	1,551,905

Life Sciences Tools & Services—9.29%
Gerresheimer AG (Germany)(b)	59,568	2,387,647
Life Technologies Corp. (b)	76,098	3,553,016
Pharmaceutical Product Development, Inc.	78,722	1,951,519
Thermo Fisher Scientific, Inc. (b)	127,197	6,090,192

		13,982,374

Managed Health Care—11.31%
Aetna Inc.	125,839	3,977,771
AMERIGROUP Corp. (b)	37,537	1,594,196
Aveta, Inc. (Acquired 12/21/05; Cost $1,655,802)(b)(c)	122,652	705,249
Centene Corp. (b)	29,038	685,007
CIGNA Corp.	40,036	1,432,488
Health Net Inc. (b)	89,937	2,445,387
UnitedHealth Group Inc.	63,271	2,221,445
WellPoint Inc. (b)	69,819	3,954,548

		17,016,091

Pharmaceuticals—19.19%
Abbott Laboratories	105,877	5,531,014
Allergan, Inc.	24,049	1,599,980
Bayer AG (Germany)	22,993	1,605,657
EastPharma Ltd. -GDR (Turkey)(c)	114,132	148,372
Hikma Pharmaceuticals PLC (United Kingdom)	119,052	1,287,706
Ipsen S.A. (France)	32,981	1,093,275
Johnson & Johnson	65,483	4,057,327
Nippon Shinyaku Co., Ltd. (Japan)	30,000	416,816
Novartis AG -ADR (Switzerland)	52,410	3,022,485
Pharmstandard -GDR (Russia)(c)	23,450	524,108
Roche Holding AG (Switzerland)	41,608	5,682,672
Shire PLC -ADR (United Kingdom)	32,179	2,165,003
Teva Pharmaceutical Industries Ltd. — ADR (Israel)	33,100	1,746,025

		28,880,440

Total Common Stocks & Other Equity Interests (Cost $139,256,137)		144,714,680

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Health Care Fund

	Shares	Value

Money Market Funds—4.86%
Liquid Assets Portfolio — Institutional Class (d)	3,652,971	$3,652,971
Premier Portfolio — Institutional Class (d)	3,652,971	3,652,971

Total Money Market Funds (Cost $7,305,942)		7,305,942

TOTAL INVESTMENTS—101.01% (Cost $146,562,079)		152,020,622

OTHER ASSETS LESS LIABILITIES—(1.01)%		(1,513,706)

NET ASSETS—100.00%		$150,506,916

Investment Abbreviations:
ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $2,929,634, which represented 1.95% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE.
     Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Global Health Care Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.
Invesco V.I. Global Health Care Fund

F. Foreign Currency Translations — (continued)
Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$147,322,069	$3,993,304	$705,249	$152,020,622
Foreign Currency Contracts*	—	(225,230)	—	(225,230)

Total Investments	$147,322,069	$3,768,074	$705,249	$151,795,392

*	Unrealized appreciation (depreciation).
Invesco V.I. Global Health Care Fund

NOTE 3 — Derivative Investments
Open Foreign Currency Contracts at Period-End

						Unrealized
Settlement	Contract to					Appreciation
Date	Deliver		Receive		Value	(Depreciation)

11/10/10	CHF	2,574,000	USD	2,486,236	$2,620,539	$(134,303)
11/10/10	EUR	2,546,500	USD	3,379,587	3,470,514	(90,927)

Total open foreign currency contracts						$(225,230)

Currency Abbreviations:
CHF	— Swiss Franc

EUR	— Euro

USD	— U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $22,629,663 and $38,744,902, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,034,500
Aggregate unrealized (depreciation) of investment securities	(11,637,040)

Net unrealized appreciation of investment securities	$5,397,460

Cost of investments for tax purposes is $146,623,162.
Invesco V.I. Global Health Care Fund

Invesco V.I. Global Multi-Asset Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VIGMA-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010
(Unaudited)
Schedule of Investments in Affiliated Issuers—99.93%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/10	09/30/10

Domestic Equity Funds—23.34%
iShares MSCI EAFE Small Cap Index Fund(b)	8.35%	$—	$7,052,916	$(1,959,411)	$103,541	$(259,459)	$31,461	128,650	$4,937,587
PowerShares FTSE RAFI US 1000 Portfolio	8.68%	5,362,923	3,315,368	(3,682,314)	293,093	(162,204)	48,754	101,865	5,126,866
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	6.31%	3,507,833	2,333,613	(2,410,090)	95,540	203,898	13,495	67,270	3,730,794

Total Domestic Equity Funds		8,870,756	12,701,897	(8,051,815)	492,174	(217,765)	93,710	297,785	13,795,247

Fixed-Income Funds—47.56%
iShares Barclays 20+ Year Treasury Bond Fund(b)	29.63%	—	25,528,383	(9,824,597)	1,550,991	258,828	200,797	165,990	17,513,605
PowerShares 1-30 Laddered Treasury Portfolio	—%	10,598,640	3,867,178	(14,559,010)	340,565	(247,373)	166,376	—	—
PowerShares Emerging Markets Sovereign Debt Portfolio	11.15%	4,617,101	3,382,303	(1,913,568)	522,741	(17,745)	270,532	236,400	6,590,832
PowerShares High Yield Corporate Bond Portfolio	6.78%	3,273,858	1,646,249	(927,383)	60,403	(46,974)	215,464	219,155	4,006,153

Total Fixed-Income Funds		18,489,599	34,424,113	(27,224,558)	2,474,700	(53,264)	853,169	621,545	28,110,590

Foreign Equity Funds—28.55%
iShares MSCI Japan Index Fund(b)	6.77%	3,690,486	2,642,413	(2,266,249)	91,538	(154,469)	26,289	404,825	4,003,719
iShares MSCI Pacific ex-Japan Index Fund(b)	7.29%	—	6,140,998	(1,837,782)	222,891	(220,147)	48,557	97,200	4,305,960
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	—%	3,590,795	1,149,328	(4,838,534)	(605,008)	703,419	12,566	—	—
PowerShares FTSE RAFI Developed Markets ex-US Small-Mid Portfolio	—%	4,108,289	1,488,184	(5,797,381)	(457,066)	657,974	4,561	—	—
PowerShares FTSE RAFI Emerging Markets Portfolio	6.21%	3,262,704	2,220,629	(1,797,789)	158,573	(176,389)	6,997	153,205	3,667,728
PowerShares FTSE RAFI Europe Portfolio	—%	3,618,122	2,089,801	(5,406,507)	(508,290)	206,874	1,709	—	—
Vanguard European ETF(b)	8.28%	—	6,130,197	(1,311,976)	209,784	(134,325)	—	100,445	4,893,680

Total Foreign Equity Funds		18,270,396	21,861,550	(23,256,218)	(887,578)	882,937	100,679	755,675	16,871,087

Money Market Funds—0.48%
Liquid Assets Portfolio — Institutional Class	0.24%	1,183,493	10,499,630	(11,538,446)	—	—	583	144,677	144,677
Premier Portfolio — Institutional Class	0.24%	1,183,493	10,499,630	(11,538,446)	—	—	286	144,677	144,677

Total Money Market Funds		2,366,986	20,999,260	(23,076,892)	—	—	869	289,354	289,354

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $53,320,636)	99.93%	$47,997,737	$89,986,820	$(81,609,483)	$2,079,296	$611,908	$1,048,427		$59,066,278

OTHER ASSETS LESS LIABILITIES	0.07%								40,842

NET ASSETS	100.00%								$59,107,120

Investment Abbreviations:
ETF — Exchange-Trade Fund
Notes to Schedule of Investments:

(a)	Unless otherwise indicated, each exchange-traded fund or mutual fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

(b)	Non-affiliate of the Fund or its investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Multi-Asset Fund

Notes to Quareterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
Invesco V.I. Global Multi-Asset Fund

A.	Security Valuations — (continued)
of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$59,066,278	$—	$—	$59,066,278
Invesco V.I. Global Multi-Asset Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $68,987,560 and $58,532,591, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,553,530
Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$5,553,530

Cost of investments for tax purposes is $53,512,748.
NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I. Balanced-Risk Allocation Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco V.I. Global Multi-Asset Fund

Invesco V.I. Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VIGRE-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—97.85%
Australia—9.06%
CFS Retail Property Trust	788,792	$1,444,985
Goodman Group	3,308,605	2,062,986
ING Industrial Fund	260,927	123,597
ING Office Fund	1,373,330	796,559
Mirvac Group	343,128	441,163
Stockland	718,809	2,668,311
Westfield Group	510,599	6,051,488

		13,589,089

Austria—0.36%
Conwert Immobilien Invest S.E.	37,734	543,493

Brazil—0.46%
Aliansce Shopping Centers S.A.	12,200	91,062
BR Properties S.A. (a)	23,100	222,522
BR Properties S.A.	7,900	76,101
Multiplan Empreendimentos Imobiliarios S.A.	13,900	295,481

		685,166

Canada—2.63%
Boardwalk REIT	9,900	452,450
Canadian REIT	55,700	1,692,556
Cominar REIT	37,600	792,657
Morguard REIT	37,600	502,723
Primaris Retail REIT	26,400	501,097

		3,941,483

China—1.11%
Agile Property Holdings Ltd.	760,000	859,769
KWG Property Holding Ltd.	223,000	171,005
Renhe Commerical Holdings Co. Ltd.	2,422,000	452,617
Shimao Property Holdings Ltd.	113,500	188,701

		1,672,092

Finland—0.40%
Sponda Oyj	125,093	607,120

France—5.80%
Gecina S.A.	4,421	524,362
Klepierre	58,543	2,263,320
Mercialys	23,679	922,727
Societe Immobiliere de Location pour I’Industrie et le Commerce	6,886	889,108
Unibail-Rodamco S.E. (b)	18,442	4,100,797

		8,700,314

Hong Kong—15.06%
China Overseas Land & Investment Ltd.	902,301	1,909,472
China Resources Land Ltd.	231,800	471,421
Hang Lung Properties Ltd.	474,000	2,315,294
Henderson Land Development Co. Ltd.	83,000	589,993
Hongkong Land Holdings Ltd.	441,000	2,738,610
Kerry Properties Ltd.	237,900	1,284,784
Link REIT (The)	306,000	907,064
New World Development Co., Ltd.	281,000	565,010
Sino Land Co. Ltd.	292,000	603,218
Sun Hung Kai Properties Ltd.	516,000	8,851,851
Wharf (Holdings) Ltd. (The)	366,000	2,353,804

		22,590,521

Italy—0.22%
Beni Stabili S.p.A.	353,590	332,132

Japan—9.09%
Advance Resident Investment REIT	141	237,618
AEON Mall Co., Ltd.	18,200	443,238
Japan Prime Realty Investment Corp.	270	594,395
Japan Real Estate Investment Corp.	97	882,778
Japan Retail Fund Investment Corp.	474	667,086
Kenedix Realty Investment Corp.	96	363,349
Mitsubishi Estate Co. Ltd.	255,000	4,157,160
Mitsui Fudosan Co., Ltd.	208,000	3,507,773
Nippon Building Fund Inc.	33	288,933
NTT Urban Development Corp.	631	531,680
Sumitomo Realty & Development Co., Ltd.	95,000	1,967,748

		13,641,758

Malta—0.00%
BGP Holdings PLC (b)	3,053,090	0

Netherlands—1.98%
Corio N.V.	25,304	1,730,022
Eurocommercial Properties N.V.	16,374	759,848
Wereldhave N.V.	5,012	486,500

		2,976,370

Singapore—4.97%
CapitaCommercial Trust	567,000	638,144
Capitaland Ltd.	711,000	2,195,179
CapitaMall Trust	1,146,550	1,874,587
CapitaMalls Asia Ltd.	248,000	408,180
City Developments Ltd.	30,000	291,103
Keppel Land Ltd.	348,000	1,071,787
Suntec REIT	846,000	971,452

		7,450,432

Sweden—0.66%
Castellum A.B.	74,055	984,975

Switzerland—1.01%
Swiss Prime Site AG (b)	21,273	1,510,067

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

	Shares	Value

United Kingdom—5.58%
Big Yellow Group PLC	117,176	$600,849
British Land Co. PLC	184,970	1,351,234
Derwent London PLC	29,412	694,942
Hammerson PLC	225,386	1,396,143
Hansteen Holdings PLC	384,785	442,794
Land Securities Group PLC	191,938	1,928,911
Segro PLC	176,010	756,140
Shaftesbury PLC	105,281	716,001
Unite Group PLC (b)	140,524	485,679

		8,372,693

United States—39.46%
Acadia Realty Trust	31,041	589,779
Alexandria Real Estate Equities, Inc.	21,600	1,512,000
AMB Property Corp.	35,500	939,685
AvalonBay Communities, Inc.	15,942	1,656,852
BioMed Realty Trust, Inc.	42,600	763,392
Boston Properties, Inc.	21,900	1,820,328
Brookfield Properties Corp.	75,724	1,183,279
Camden Property Trust	47,782	2,292,102
Corporate Office Properties Trust	15,200	567,112
DCT Industrial Trust Inc.	113,300	542,707
DiamondRock Hospitality Co. (b)	67,100	636,779
Digital Realty Trust, Inc.	40,741	2,513,720
Equity Residential	65,977	3,138,526
Essex Property Trust, Inc.	18,700	2,046,528
HCP, Inc.	19,700	708,806
Health Care REIT, Inc.	57,767	2,734,690
Highwoods Properties, Inc.	30,000	974,100
Host Hotels & Resorts Inc.	170,259	2,465,350
Kilroy Realty Corp.	34,200	1,133,388
Kimco Realty Corp.	37,600	592,200
LaSalle Hotel Properties	18,300	428,037
Liberty Property Trust	60,400	1,926,760
Macerich Co. (The)	47,751	2,050,905
Marriott International Inc. -Class A	29,748	1,065,871
Mid-America Apartment Communities, Inc.	5,200	303,056
National Retail Properties Inc.	25,300	635,283
Nationwide Health Properties, Inc.	34,771	1,344,595
OMEGA Healthcare Investors, Inc.	28,200	633,090
Piedmont Office Realty Trust Inc. -Class A	39,100	739,381
ProLogis	141,014	1,661,145
Public Storage	19,100	1,853,464
Regency Centers Corp.	53,100	2,095,857
Retail Opportunity Investments Corp.	29,223	279,664
Senior Housing Properties Trust	79,188	1,860,918
Simon Property Group, Inc.	69,003	6,399,338
SL Green Realty Corp.	11,208	709,803
Sovran Self Storage, Inc.	8,400	318,360
Tanger Factory Outlet Centers, Inc.	14,000	659,960
Ventas, Inc.	32,200	1,660,554
Vornado Realty Trust	35,526	3,038,539
Washington Real Estate Investment Trust	23,000	$729,790

		59,205,693

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $113,578,042)		146,803,398

Money Market Funds—0.88%
Liquid Assets Portfolio — Institutional Class (c)	662,484	662,484

Premier Portfolio — Institutional Class(c)	662,484	662,484

Total Money Market Funds (Cost $1,324,968)		1,324,968

TOTAL INVESTMENTS—98.73% (Cost $114,903,010)		148,128,366
OTHER ASSETS LESS LIABILITIES—1.27%		1,899,865

NET ASSETS—100.00%		$150,028,231

Investment Abbreviations:
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2010 represented 0.15% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Global Real Estate Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount re characterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.
Invesco V.I. Global Real Estate Fund

E.	Foreign Currency Translations — (continued)
Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco V.I. Global Real Estate Fund

	Level 1*	Level 2*		Level 3	Total

Australia	$13,589,089	$		$—	$13,589,089
Austria	543,493		—	—	543,493
Brazil	685,166		—	—	685,166
Canada	3,941,483		—	—	3,941,483
China	812,324		859,768	—	1,672,092
Finland	607,120		—	—	607,120
France	1,413,469		7,286,845	—	8,700,314
Hong Kong	10,695,665		11,894,856	—	22,590,521
Italy	332,132		—	—	332,132
Japan	5,659,153		7,982,605	—	13,641,758
Malta	—		0	—	0
Netherlands	2,216,522		759,848	—	2,976,370
Singapore	7,042,252		408,180	—	7,450,432
Sweden	984,975		—	—	984,975
Switzerland	1,510,067		—	—	1,510,067
United Kingdom	5,687,642		2,685,051	—	8,372,693
United States	60,530,661		—	—	60,530,661

Total	$116,251,213		$31,877,153	$—	$148,128,366

*	Transfers occurred between Level 1and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $86,738,901 and $89,098,820, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$23,046,586
Aggregate unrealized (depreciation) of investment securities	(2,014,708)

Net unrealized appreciation of investment securities	$21,031,878

Cost of investments for tax purposes is $127,096,488
Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VIGOV-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities—71.33%

Collateralized Mortgage Obligations—43.56%
Fannie Mae Grantor Trust, 5.34%, 04/25/12	$4,500,000	$4,820,637
Fannie Mae REMICs,
4.50%, 01/25/12 to 07/25/28	11,322,217	11,763,830
5.00%, 12/25/15 to 05/25/30	15,058,578	15,497,505
4.00%, 09/25/16 to 02/25/40	10,461,039	10,933,237
5.50%, 01/25/26 to 03/25/28	3,974,875	4,029,896
6.00%, 10/25/27 to 10/25/33	8,316,336	8,373,633
3.50%, 12/25/31	4,718,625	4,921,704
4.25%, 06/25/33	1,017,361	1,037,231
0.56%, 05/25/36(a)	12,541,047	12,532,972
Fannie Mae Whole Loans, 5.50%, 07/25/34	1,793,914	1,796,708
Federal Home Loan Bank,
4.55%, 04/27/12	1,341,384	1,409,036
5.27%, 12/28/12	15,653,610	16,809,536
5.46%, 11/27/15	45,447,120	49,121,724
Freddie Mac REMICs,
6.75%, 06/15/11	32,592	32,868
5.25%, 08/15/11 to 08/15/32	14,051,900	14,695,136
5.38%, 08/15/11 to 09/15/11	4,307,715	4,416,209
3.88%, 12/15/12	577,195	585,127
4.50%, 12/15/15 to 04/15/30	26,568,434	27,195,910
7.50%, 01/15/16	221,321	221,846
6.00%, 09/15/16 to 09/15/29	20,903,971	21,159,260
3.50%, 10/15/16 to 05/15/22	3,205,170	3,284,510
4.00%, 11/15/16 to 02/15/30	35,343,833	37,207,087
5.00%, 05/15/18 to 03/15/31	21,304,906	21,885,653
3.75%, 10/15/18	7,662,189	7,984,367
4.75%, 05/15/23 to 04/15/31	8,248,421	8,432,074
5.50%, 10/15/25 to 09/15/30	28,179,594	28,671,805
0.66%, 04/15/28 to 06/15/37(a)	22,433,060	22,431,308
0.56%, 03/15/36(a)	12,974,738	12,958,094
0.61%, 11/15/36(a)	15,774,118	15,772,157
1.12%, 11/15/39(a)	8,105,460	8,189,557
Ginnie Mae REMICs,
3.13%, 04/16/16	3,424,284	3,459,870
2.17%, 02/16/24	22,066,658	22,235,121
5.00%, 09/16/27 to 02/20/30	9,028,019	9,254,090
4.21%, 01/16/28	4,701,666	4,793,279
4.75%, 12/20/29	1,034,586	1,034,792
4.50%, 01/20/31 to 08/20/35	57,426,834	60,229,954
5.50%, 04/16/31	4,946,251	5,047,939
5.77%, 08/20/34(a)	3,817,912	4,250,400
4.00%, 03/20/36	24,321,483	25,103,040

		513,579,102

Federal Home Loan Mortgage Corp. (FHLMC)—5.96%
Pass Through Ctfs.,
7.00%, 11/01/10 to 12/01/37	15,976,613	18,045,575

	Principal
	Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
6.50%, 10/01/12 to 12/01/35	$7,007,670	$7,690,371
6.00%, 09/01/13 to 02/01/34	4,630,837	5,026,718
8.00%, 07/01/15 to 09/01/36	13,700,997	15,863,347
7.50%, 03/01/16 to 08/01/36	5,318,119	5,983,813
5.00%, 07/01/18	1,910,650	2,033,409
10.50%, 08/01/19	5,264	5,998
4.50%, 09/01/20	10,383,997	10,973,289
8.50%, 09/01/20 to 08/01/31	934,905	1,086,200
10.00%, 03/01/21	74,603	85,800
9.00%, 06/01/21 to 06/01/22	603,225	671,988
7.05%, 05/20/27	362,942	406,948
6.03%, 10/20/30	2,184,852	2,403,592

		70,277,048

Federal National Mortgage Association (FNMA)—17.29%
Pass Through Ctfs.,
7.00%, 12/01/10 to 06/01/36	24,277,926	26,833,671
7.50%, 08/01/11 to 07/01/37	16,452,726	18,671,078
8.00%, 06/01/12 to 11/01/37	14,503,202	16,522,389
8.50%, 06/01/12 to 08/01/37	5,640,059	6,474,537
6.50%, 05/01/13 to 11/01/37	15,625,173	17,062,545
10.00%, 09/01/13	13,926	14,135
6.00%, 09/01/17 to 04/01/37	5,000,489	5,422,083
5.00%, 11/01/17 to 12/01/33	26,896,538	28,710,838
4.50%, 09/01/18 to 11/01/21	55,465,713	58,973,326
5.50%, 03/01/21	541	583
6.75%, 07/01/24	1,217,272	1,366,288
6.95%, 10/01/25 to 09/01/26	141,617	160,285
Pass Through Ctfs., TBA,
4.00%, 10/01/40(b)	23,000,000	23,646,875

		203,858,633

Government National Mortgage Association (GNMA)—4.52%
Pass Through Ctfs.,
6.50%, 02/20/12 to 01/15/37	14,644,149	16,300,228
8.00%, 07/15/12 to 01/15/37	4,298,061	5,054,072
6.75%, 08/15/13	36,115	38,252
7.50%, 10/15/14 to 10/15/35	7,316,300	8,405,554
11.00%, 10/15/15	1,947	1,966
9.00%, 10/20/16 to 12/20/16	94,637	104,471
7.00%, 04/15/17 to 01/15/37	6,243,346	7,069,953
10.50%, 09/15/17 to 11/15/19	3,574	3,916
8.50%, 12/15/17 to 01/15/37	914,315	1,019,900
10.00%, 06/15/19	36,136	40,434
6.00%, 09/15/20 to 08/15/33	2,988,878	3,274,991
6.95%, 08/20/25 to 08/20/27	964,756	1,091,730
6.25%, 06/15/27	136,751	151,482
6.38%, 10/20/27 to 09/20/28	764,948	853,594
6.10%, 12/20/33	8,741,011	9,937,712

		53,348,255

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $823,756,482)		841,063,038

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal
	Amount	Value

U.S. Government Sponsored Agency Securities—21.47%

Federal Agricultural Mortgage Corp.—8.20%
Bonds, 2.11%, 03/15/12	$70,000,000	$71,246,674
Unsec. Bonds, 2.20%, 11/09/11	25,000,000	25,396,866

		96,643,540

Federal Farm Credit Bank (FFCB)—3.47%
Bonds,
3.00%, 09/22/14	12,500,000	13,385,688
5.59%, 10/04/21	10,075,000	10,568,670
5.75%, 01/18/22	2,775,000	2,943,187
Global Bonds, 1.38%, 06/25/13	10,000,000	10,169,909
Medium-Term Notes, 5.75%, 12/07/28	3,100,000	3,819,030

		40,886,484

Federal Home Loan Bank (FHLB)—6.95%
Unsec. Bonds,
5.45%, 04/15/11	7,875,239	8,082,165
4.72%, 09/20/12	1,272,866	1,337,858
Unsec. Global Bonds,
1.75%, 08/22/12	3,000,000	3,072,382
1.63%, 11/21/12	13,000,000	13,304,561
1.63%, 03/20/13	37,000,000	37,891,790
1.88%, 06/21/13	10,000,000	10,312,919
Series 1, Unsec. Bonds, 5.77%, 03/23/18	7,328,971	7,997,680

		81,999,355

Federal Home Loan Mortgage Corp. (FHLMC)—0.56%
Unsec. Global Notes, 1.75%, 09/10/15	6,500,000	6,566,851

Federal National Mortgage Association (FNMA)—1.82%
Unsec. Global Notes,
2.50%, 05/15/14	10,000,000	10,499,171
1.63%, 10/26/15	11,000,000	11,025,860

		21,525,031

Tennessee Valley Authority (TVA)—0.47%
Series A, Bonds, 6.79%, 05/23/12	5,000,000	5,507,270

Total U.S. Government Sponsored Agency Securities (Cost $246,436,384)		253,128,531

U.S. Treasury Securities—8.19%

U.S. Treasury Notes—7.82%
0.75%, 09/15/13	7,000,000	7,024,063
1.25%, 08/31/15	8,000,000	7,998,750
2.75%, 05/31/17	22,000,000	23,278,750
2.38%, 07/31/17	10,000,000	10,331,250
3.13%, 05/15/19(c)	6,000,000	6,378,750
3.50%, 05/15/20	12,000,000	13,029,375
2.63%, 08/15/20	24,000,000	24,228,750

		92,269,688

	Principal
	Amount	Value

U.S. Treasury Bonds—0.37%
7.63%, 02/15/25(c)	$550,000	$844,594
6.88%, 08/15/25(c)	500,000	726,718
4.25%, 05/15/39(c)	2,500,000	2,750,000

		4,321,312

Total U.S. Treasury Securities (Cost $94,170,262)		96,591,000

Foreign Sovereign Bonds—0.39%

Sovereign Debt—0.39%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24 (Cost $3,830,305)	3,800,000	4,564,926

	Shares

Money Market Funds—0.46%
Government & Agency Portfolio — Institutional Class (d) (Cost $5,383,208)	5,383,208	5,383,208

TOTAL INVESTMENTS—101.84% (Cost $1,173,576,641)		1,200,730,703
OTHER ASSETS LESS LIABILITIES—(1.84)%		(21,661,736)

NET ASSETS—100.00%		$1,179,068,967

Investment Abbreviations:
Ctfs.	—	Certificates

Gtd.	—	Guaranteed

REMICs	—	Real Estate Mortgage Investment Conduits

TBA	—	To Be Announced

Unsec.	—	Unsecured
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2010.

(b)	Security purchased on a forward commitment basis.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE.
     Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Government Securities Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
Invesco V.I. Government Securities Fund

E.	Dollar Roll and Forward Commitment Transactions — (continued)
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco V.I. Government Securities Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$5,383,208	$—	$—	$5,383,208
U.S. Government Sponsored Agency Securities	—	1,094,191,569	—	1,094,191,569
U.S. Treasury Securities	—	96,591,000	—	96,591,000
Foreign Government Debt Securities	—	4,564,926	—	4,564,926

	$5,383,208	$1,195,347,495	$—	$1,200,730,703
Futures*	(1,714,180)	—	—	(1,714,180)

Total Investments	$3,669,028	$1,195,347,495	$—	$1,199,016,523

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of September 30, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk Futures contracts (a)	$689,893	$(2,404,073)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Invesco V.I. Government Securities Fund

Effect of Derivative Instruments for the nine months ended September 30, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures *

Realized Gain
Interest rate risk	$46,059,759
Change in Unrealized Appreciation
Interest rate risk	12,381,025

Total	$58,440,784

*	The average value of futures outstanding during the period was $548,747,518.
Open Futures Contracts at Period-End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 5 Year Notes	501	December-2010/Long	$60,554,461	$492,095
U.S. Treasury 10 Year Notes	1,433	December-2010/Long	180,625,172	176,376
U.S. Treasury 30 Year Bonds	193	December-2010/Long	25,807,719	(18,508)
Ultra U.S. Treasury Bonds	832	December-2010/Long	117,546,000	(2,198,789)

Subtotal			$384,533,352	$(1,548,826)
U.S. Treasury 2 Year Notes	310	December-2010/Short	(68,040,157)	(165,354)

Total			$316,493,195	$(1,714,180)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $537,985,312 and $631,188,820, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,751,995
Aggregate unrealized (depreciation) of investment securities	(1,597,995)

Net unrealized appreciation of investment securities	$27,154,000

Cost of investments for tax purposes is $1,173,576,703.
Note 5 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Van Kampen V.I. Government Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VIHYI-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2010
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—90.71%

Advertising—0.20%
Lamar Media Corp., Sr. Gtd. Sub. Global Notes, 7.88%, 04/15/18	$105,000	$111,038

Aerospace & Defense—1.72%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	20,000	20,400
BE Aerospace, Inc., Sr. Unsec. Notes, 8.50%, 07/01/18	180,000	196,763
Bombardier Inc. (Canada), Sr. Notes,
7.50%, 03/15/18(b)	30,000	32,400
7.75%, 03/15/20(b)	120,000	130,500
Hexcel Corp., Sr. Unsec. Sub. Global Notes, 6.75%, 02/01/15	275,000	281,875
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	275,000	281,187

		943,125

Airlines—3.32%
American Airlines, Series 1991-A2, Sec. Pass Through Ctfs., 10.18%, 01/02/13	55,161	55,161
Continental Airlines Inc., Sr. Unsec. Notes, 8.75%, 12/01/11	185,000	190,550
Series 2000-1, Class C-1, Sec. Sub. Pass Through Ctfs., 8.50%, 05/01/11	37,855	39,275
Series 2000-2, Class B, Sec. Sub. Pass Through Ctfs., 8.31%, 04/02/18	127,051	128,957
Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	109,422	108,328
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	207,992	210,072
Series 2009-1, Class A, Sec. Pass Through Ctfs., 9.00%, 07/08/16	57,575	66,067
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	140,000	152,337
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	67,000	73,030
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	124,468	126,179

	Principal
	Amount	Value

Airlines—(continued)
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	$134,720	$137,751
UAL Corp., Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19(b)	121,512	113,006
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	180,287	204,626
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	142,759	160,604
United Air Lines Inc., Sr. Sec. Gtd. Notes, 9.88%, 08/01/13(b)	50,000	54,000

		1,819,943

Alternative Carriers—1.58%
Global Crossing UK Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 10.75%, 12/15/14	75,000	78,094
Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15	315,000	327,600
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes, 11.25%, 06/15/16	315,000	343,350
Sr. Unsec. Notes, 7.25%, 10/15/20(b)	115,000	116,150

		865,194

Aluminum—1.45%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	430,630	428,208
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	359,000	368,872

		797,080

Apparel Retail—1.00%
Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	350,000	357,000
Limited Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	140,000	163,800
Sr. Unsec. Gtd. Notes, 7.00%, 05/01/20	25,000	27,125

		547,925

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods—1.53%
Hanesbrands, Inc., Series B, Sr. Unsec. Gtd. Floating Rate Global Notes, 4.12%, 12/15/14(c)	$225,000	$217,687
Levi Strauss & Co., Sr. Unsec. Global Notes, 8.88%, 04/01/16	225,000	239,625
Phillips-Van Heusen Corp., Sr. Unsec. Notes, 7.38%, 05/15/20	90,000	95,288
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	305,000	289,750

		842,350

Auto Parts & Equipment—0.85%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	100,000	108,750
Tenneco Inc.,
Sr. Notes, 7.75%, 08/15/18(b)	70,000	72,800
Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	270,000	284,850

		466,400

Automobile Manufacturers—1.30%
Ford Motor Co.,
Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	165,000	247,087
Sr. Unsec. Global Notes, 7.45%, 07/16/31(d)	185,000	194,712
Motors Liquidation Co.,
Sr. Unsec. Global Notes, 7.20%, 01/15/11(e)	445,000	144,625
Sr. Unsec. Notes, 8.38%, 07/15/33(d)(e)	375,000	128,438

		714,862

Broadcasting—2.16%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	150,000	151,313
Belo Corp., Sr. Unsec. Notes, 8.00%, 11/15/16	30,000	32,175
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 9.25%, 12/15/17	170,000	182,325
LIN Television Corp.,
Sr. Unsec. Gtd. Notes, 8.38%, 04/15/18(b)	130,000	137,150
Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/13(d)	10,000	10,000
Nielsen Finance LLC/Co.,
Sr. Global Notes, 11.63%, 02/01/14	85,000	97,113
Sr. Unsec. Gtd. Notes, 7.75%, 10/15/18(b)	100,000	99,267
Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(f)	475,000	478,562

		1,187,905

	Principal
	Amount	Value

Building Products—4.35%
AMH Holdings Inc., Sr. Unsec. Disc. Global Notes, 11.25%, 03/01/14	$505,000	$525,516
Building Materials Corp. of America,
Sr. Gtd. Notes, 7.50%, 03/15/20(b)	130,000	131,950
Sr. Sec. Notes, 7.00%, 02/15/20(b)	160,000	166,400
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	200,000	196,000
Goodman Global Group Inc., Sr. Unsec. Disc. Global Notes, 12.48%, 12/15/14(g)	500,000	321,250
Nortek Inc., Sr. Sec. Gtd. Global Notes, 11.00%, 12/01/13	355,955	380,872
Ply Gem Industries Inc.,
Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	335,000	359,287
Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	210,000	215,250
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	85,000	88,719

		2,385,244

Cable & Satellite—2.13%
Cablevision Systems Corp.,
Sr. Unsec. Global Notes, 8.63%, 09/15/17	135,000	149,175
Sr. Unsec. Notes, 7.75%, 04/15/18	30,000	32,025
8.00%, 04/15/20	20,000	21,575
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/30/17(b)	90,000	91,575
Hughes Network Systems LLC/HNS Finance Corp., Sr. Unsec. Gtd. Global Notes, 9.50%, 04/15/14	205,000	214,225
Kabel Deutschland GmbH (Germany), Sr. Sec. Gtd. Global Notes, 10.63%, 07/01/14	175,000	183,102
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 8.75%, 04/01/15(b)	155,000	165,462
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.38%, 10/15/19	100,000	110,500
Series 1, Sr. Unsec. Gtd. Global Notes, 9.50%, 08/15/16	180,000	203,175

		1,170,814

Casinos & Gaming—5.21%
Boyd Gaming Corp., Sr. Unsec. Sub. Global Notes, 7.75%, 12/15/12	10,000	10,031
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	120,000	122,400
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Casinos & Gaming—(continued)
Harrah’s Operating Co. Inc., Sr. Sec. Gtd. Global Notes, 11.25%, 06/01/17	$175,000	$192,500
10.00%, 12/15/18(d)	50,000	40,000
Sr. Sec. Notes, 12.75%, 04/15/18(b)	120,000	111,900
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	275,000	177,375
Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	100,000	84,500
MGM Resorts International, Sr. Sec. Global Notes,
10.38%, 05/15/14	65,000	72,312
11.13%, 11/15/17	65,000	74,262
Sr. Sec. Gtd. Notes, 13.00%, 11/15/13	130,000	153,400
9.00%, 03/15/20(b)	50,000	53,500
Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15(b)	95,000	87,994
Sr. Unsec. Gtd. Global Notes,
6.75%, 09/01/12(d)	360,000	340,200
6.63%, 07/15/15(d)	223,000	188,435
Sr. Unsec. Gtd. Notes, 5.88%, 02/27/14(d)	10,000	8,550
Midwest Gaming Borrower LLC/ Midwest Finance Corp., Sr. Sec. Notes, 11.63%, 04/15/16(b)	45,000	46,125
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	175,000	186,375
Scientific Games Corp., Sr. Sub. Notes, 8.13%, 09/15/18(b)	20,000	20,700
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	45,000	48,488
Seneca Gaming Corp.,
Sr. Unsec. Global Notes, 7.25%, 05/01/12	80,000	79,200
Series B, Sr. Unsec. Global Notes, 7.25%, 05/01/12	215,000	212,850
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.43%, 02/01/14(b)(c)	155,000	129,425
Sr. Sec. Notes, 9.13%, 02/01/15(b)	220,000	195,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Notes, 7.75%, 08/15/20(b)	75,000	79,875
Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	130,000	139,425

		2,855,622

Coal & Consumable Fuels—0.28%
CONSOL Energy Inc.,
Sr. Unsec. Gtd. Notes,
8.00%, 04/01/17(b)	35,000	38,063
8.25%, 04/01/20(b)	35,000	38,325

	Principal
	Amount	Value

Coal & Consumable Fuels—(continued)
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	$70,000	$75,600

		151,988

Commodity Chemicals—0.28%
Celanese U.S. Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 10/15/18(b)	35,000	35,787
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	115,000	116,869

		152,656

Computer Storage & Peripherals—0.16%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 6.88%, 05/01/20(b)	90,000	89,100

Construction & Engineering—0.82%
American Residential Services LLC, Sr. Sec. Notes, 12.00%, 04/15/15(b)	95,000	99,037
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	350,000	351,750

		450,787

Construction Materials—1.35%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	195,000	197,203
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15(b)	100,000	96,750
Texas Industries Inc., Sr. Unsec. Gtd. Notes, 9.25%, 08/15/20(b)	110,000	114,675
U.S. Concrete, Inc.,
Sec. Conv. Notes, 9.50%, 08/31/15(b)	95,000	113,287
Sr. Unsec. Gtd. Sub. Global Notes, 8.38%, 04/01/14(e)	475,000	218,500

		740,415

Construction, Farm Machinery & Heavy Trucks—1.95%
Case New Holland Inc.,
Sr. Notes, 7.88%, 12/01/17(b)	260,000	286,000
Sr. Unsec. Gtd. Global Notes, 7.75%, 09/01/13	75,000	81,937
CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	60,000	64,500
Esco Corp., Sr. Unsec. Gtd. Notes, 8.63%, 12/15/13(b)	75,000	77,437
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	260,000	278,525
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 8.50%, 03/01/20	150,000	163,125
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Construction, Farm Machinery & Heavy Trucks—(continued)
Terex Corp., Sr. Unsec. Global Notes, 10.88%, 06/01/16	$45,000	$51,638
Titan International Inc., Sr. Sec. Gtd. Notes, 7.88%, 10/01/17(b)	65,000	66,016

		1,069,178

Consumer Finance—3.43%
Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	431,000	463,325
Sr. Unsec. Gtd. Notes,
8.00%, 03/15/20(b)	345,000	377,775
7.50%, 09/15/20(b)	115,000	123,337
Capital One Capital VI, Jr. Ltd. Gtd. Sub. Cum. Trust Pfd. Securities, 8.88%, 05/15/40	205,000	215,506
Ford Motor Credit Co. LLC,
Sr. Unsec. Notes,
8.00%, 12/15/16	150,000	170,625
8.13%, 01/15/20	355,000	413,575
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	110,000	117,563

		1,881,706

Consumer Products—0.04%
Visant Corp., Sr. Notes, 10.00%, 10/01/17(b)	20,000	21,050

Data Processing & Outsourced Services—0.90%
SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes, 9.13%, 08/15/13	391,000	399,919
Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 08/15/15	90,000	94,837

		494,756

Department Stores—0.10%
Sears Holdings Corp., Sr. Sec. Notes, 6.63%, 10/15/18(b)	55,000	55,000

Distillers & Vintners—0.21%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	110,000	116,875

Diversified Metals & Mining—0.39%
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	195,000	212,471

Diversified Support Services—0.31%
Education Management LLC/Education Management Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/14(d)	105,000	104,475
Mobile Mini, Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 08/01/14	60,000	63,150

		167,625

	Principal
	Amount	Value

Drug Retail—0.36%
General Nutrition Centers Inc., Sr. Unsec. Gtd. PIK Floating Rate Global Notes, 5.75%, 03/15/14(c)	$200,000	$199,000

Electric Utilities—0.70%
Elwood Energy LLC, Sr. Sec. Global Notes, 8.16%, 07/05/26	122,984	115,913
LSP Energy L.P./LSP Batesville Funding Corp.,
Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	86,722	73,208
Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	275,000	198,000

		387,121

Electronic Manufacturing Services—0.09%
Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	35,000	38,413
Sanmina-SCI Corp., Sr. Unsec. Gtd. Sub. Global Notes, 6.75%, 03/01/13	10,000	10,150

		48,563

Environmental & Facilities Services—0.17%
EnergySolutions Inc./EnergySolutions LLC, Sr. Unsec. Gtd. Notes, 10.75%, 08/15/18(b)	85,000	92,225

Fertilizers & Agricultural Chemicals—0.22%
CF Industries Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/20	110,000	120,313

Food Retail—0.35%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	205,000	169,125
SUPERVALU Inc., Sr. Unsec. Medium-Term Notes, 7.50%, 11/15/14	25,000	25,188

		194,313

Forest Products—0.10%
Weyerhaeuser Co., Sr. Unsec. Deb., 6.88%, 12/15/33	55,000	52,742

Gas Utilities—0.56%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec. Global Notes, 6.75%, 05/01/14	175,000	177,625
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	120,000	128,100

		305,725

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Health Care Equipment—0.52%
DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	$260,000	$284,700

Health Care Facilities—2.40%
Community Health Systems Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 07/15/15	250,000	266,250
HCA, Inc.,
Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	195,000	214,500
Sr. Unsec. Global Notes, 6.38%, 01/15/15	245,000	247,450
Sr. Unsec. Notes,
6.75%, 07/15/13	185,000	191,012
7.19%, 11/15/15	155,000	153,450
Healthsouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	15,000	15,338
8.13%, 02/15/20	90,000	94,050
7.75%, 09/15/22	35,000	35,437
Psychiatric Solutions, Inc., Series 1, Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 07/15/15	95,000	98,800

		1,316,287

Health Care Services—0.51%
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 03/15/13	7,781	7,946
Omnicare Inc., Sr. Unsec. Gtd. Sub. Notes, 7.75%, 06/01/20	45,000	46,069
Universal Hospital Services Inc., Sr. Sec. PIK Global Notes, 8.50%, 06/01/15	225,000	228,937

		282,952

Health Care Supplies—0.26%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	135,000	141,750

Homebuilding—0.54%
M/I Homes, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/01/12	155,000	155,387

TOUSA, Inc.,
Sr. Unsec. Gtd. Global Notes,
9.00%, 07/01/10(e)	60,000	37,350
9.00%, 07/01/10(e)	163,000	101,468

		294,205

Hotels, Resorts & Cruise Lines—0.81%
Royal Caribbean Cruises Ltd.,
Sr. Unsec. Global Notes, 6.88%, 12/01/13	40,000	42,252
Sr. Unsec. Notes,
7.25%, 03/15/18	85,000	87,975
7.50%, 10/15/27	140,000	131,950

	Principal
	Amount	Value

Hotels, Resorts & Cruise Lines—(continued)
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes, 7.15%, 12/01/19	$165,000	$179,850

		442,027

Household Products—0.46%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	245,000	251,125

Housewares & Specialties—0.53%
Yankee Acquisition Corp., Series B, Sr. Gtd. Global Notes, 8.50%, 02/15/15(d)	280,000	289,100

Independent Power Producers & Energy Traders—1.39%
AES Corp. (The),
Sr. Unsec. Global Notes,
9.75%, 04/15/16	75,000	86,250
8.00%, 10/15/17	65,000	70,363
AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	231,944	239,483
NRG Energy, Inc.,
Sr. Unsec. Gtd. Notes,
7.38%, 02/01/16	120,000	123,600
7.38%, 01/15/17	235,000	241,462

		761,158

Industrial Conglomerates—0.01%
Aleris International Inc., Sr. Unsec. Gtd. PIK Global Notes, 9.00%, 12/15/14(e)	215,000	1,075
Indalex Holding Corp., Series B, Sr. Sec. Gtd. Global Notes, 11.50%, 02/01/14(e)	230,000	2,013

		3,088

Industrial Machinery—0.48%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	75,000	77,625
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 11/01/13	63,000	64,418
Mueller Water Products Inc., Sr. Unsec. Gtd. Notes, 8.75%, 09/01/20(b)	25,000	26,750
SPX Corp., Sr. Unsec. Gtd. Notes, 6.88%, 09/01/17(b)	90,000	95,625

		264,418

Integrated Telecommunication Services—0.75%
Angel Lux Common S.A. (Denmark), Sr. Sec. Bonds, 8.88%, 05/01/16(b)	195,000	208,894
Hawaiian Telcom Communications Inc., Series B, Sr. Unsec. Gtd. Global Notes, 9.75%, 05/01/13(e)	360,000	2,925
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Integrated Telecommunication Services—(continued)
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/18(b)	$190,000	$199,262

		411,081

Internet Retail—1.08%
Travelport LLC,
Sr. Unsec. Gtd. Global Notes, 9.88%, 09/01/14	375,000	389,531
Sr. Unsec. Gtd. Sub. Global Notes, 11.88%, 09/01/16(d)	190,000	205,438

		594,969

Internet Software & Services—0.24%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	125,000	133,438

Investment Banking & Brokerage—1.09%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	220,000	236,779
E*Trade Financial Corp.,
Sr. Unsec. Global Notes, 7.38%, 09/15/13	95,000	93,100
Sr. Unsec. Notes, 7.88%, 12/01/15	165,000	160,050
Merrill Lynch & Co. Inc., Unsec. Sub. Global Notes, 6.11%, 01/29/37	110,000	108,310

		598,239

Leisure Facilities—0.55%
Universal City Development Partners Ltd. / UCDP Finance Inc.,
Sr. Unsec. Gtd. Global Notes, 8.88%, 11/15/15	265,000	274,937
Sr. Unsec. Gtd. Sub. Global Notes, 10.88%, 11/15/16	25,000	27,125

		302,062

Leisure Products—0.05%
Toys R Us Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	25,000	25,875

Life & Health Insurance—0.62%
Aflac Inc., Sr. Unsec. Notes, 6.90%, 12/17/39	185,000	204,936
Pacific Life Insurance Co., Sub. Notes, 9.25%, 06/15/39(b)	105,000	133,191

		338,127

Life Sciences Tools & Services—0.23%
Patheon Inc. (Canada), Sr. Sec. Notes, 8.63%, 04/15/17(b)	125,000	129,063

Movies & Entertainment—0.71%
AMC Entertainment Inc.,
Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	10,000	10,587

	Principal
	Amount	Value

Movies & Entertainment—(continued)
Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 03/01/14	$275,000	$279,125
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	95,000	101,650

		391,362

Multi-Line Insurance—2.23%
American International Group, Inc., Jr. Sub. Variable Rate Global Deb., 8.18%, 05/15/58(c)	210,000	210,000
Sr. Unsec. Global Notes, 6.25%, 05/01/36	100,000	98,500
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(c)	75,000	75,776
Sr. Unsec. Global Notes, 5.95%, 10/15/36	90,000	82,308
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	210,000	200,110
Sr. Unsec. Bonds, 7.50%, 08/15/36(b)	95,000	96,681
Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	385,000	459,195

		1,222,570

Office Services & Supplies—0.86%
IKON Office Solutions, Inc.,
Sr. Unsec. Notes,
6.75%, 12/01/25	230,000	238,337
7.30%, 11/01/27	230,000	235,175

		473,512

Oil & Gas Drilling—0.05%
Pride International Inc., Sr. Unsec. Notes, 6.88%, 08/15/20	25,000	27,156

Oil & Gas Equipment & Services—0.89%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	220,000	227,425
Key Energy Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/01/14	245,000	259,700

		487,125

Oil & Gas Exploration & Production—7.26%
Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.38%, 09/15/17	110,000	120,691
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes,
8.50%, 12/01/15	105,000	102,769
8.88%, 02/01/17	155,000	151,512
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	300,000	317,625
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	140,000	146,650
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production—(continued)
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	$160,000	$168,600
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	80,000	88,200
Sr. Unsec. Gtd. Notes, 7.38%, 10/01/20(b)	165,000	174,075
7.13%, 04/01/21(b)	55,000	56,891
Delta Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/15	400,000	299,000
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	185,000	207,894
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	125,000	124,062
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	205,000	210,125
Harvest Operations Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 10/01/17(b)	65,000	66,463
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	350,000	386,312
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	220,000	235,400
Petrohawk Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	325,000	342,469
Sr. Unsec. Gtd. Notes, 7.25%, 08/15/18(b)	60,000	61,425
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	95,000	101,562
Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes, 7.75%, 06/15/15	90,000	94,725
7.63%, 06/01/18	160,000	169,000
8.63%, 10/15/19	100,000	109,750
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Notes, 7.50%, 05/15/16	45,000	47,194
7.50%, 10/01/17	105,000	111,431
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	85,000	87,125

		3,980,950

Oil & Gas Refining & Marketing—1.28%
Petroplus Finance Ltd. (Switzerland), Sr. Sec. Gtd. Notes, 6.75%, 05/01/14(b)	75,000	68,625
Tesoro Corp.,
Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	175,000	172,156
Sr. Unsec. Gtd. Global Notes, 6.63%, 11/01/15	110,000	110,550

	Principal
	Amount	Value

Oil & Gas Refining & Marketing—(continued)
United Refining Co., Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	$380,000	$351,025

		702,356

Oil & Gas Storage & Transportation—2.53%
Copano Energy LLC/ Copano Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/16	290,000	297,250
Inergy L.P./Inergy Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/15	135,000	145,969
8.25%, 03/01/16	135,000	141,750
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	215,000	233,812
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	180,000	187,650
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/15/13	255,000	267,750
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	105,000	114,844

		1,389,025

Other Diversified Financial Services—1.18%
International Lease Finance Corp.,
Sr. Sec. Notes, 6.50%, 09/01/14(b)	50,000	53,700
6.75%, 09/01/16(b)	135,000	145,041
7.13%, 09/01/18(b)	135,000	145,462
Sr. Unsec. Notes, 8.63%, 09/15/15(b)	105,000	113,663
8.75%, 03/15/17(b)	120,000	130,500
Series R, Sr. Unsec. Medium-Term Notes, 5.65%, 06/01/14	60,000	58,950

		647,316

Packaged Foods & Meats—0.39%
Chiquita Brands International, Inc., Sr. Unsec. Global Notes, 8.88%, 12/01/15(d)	105,000	108,019
Del Monte Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.50%, 10/15/19	30,000	32,400
Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	60,000	62,700
Smithfield Foods Inc., Series B, Sr. Unsec. Global Notes, 7.75%, 05/15/13	10,000	10,425

		213,544

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Paper Packaging—0.16%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	$85,000	$89,250

Paper Products—2.43%
Exopack Holding Corp., Sr. Unsec. Gtd. Global Notes, 11.25%, 02/01/14	210,000	215,775
Georgia-Pacific LLC, Sr. Unsec. Gtd. Notes, 8.25%, 05/01/16(b)	165,000	184,388
Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	457,000	458,142
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	179,000	180,119
P.H. Glatfelter Co.,
Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	90,000	91,962
7.13%, 05/01/16	10,000	10,218
PE Paper Escrow GmbH (Austria), Sr. Sec. Gtd. Notes, 12.00%, 08/01/14(b)	100,000	115,125
Sappi Papier Holding AG (Austria), Unsec. Gtd. Unsub. Notes, 6.75%, 06/15/12(b)	75,000	76,358

		1,332,087

Personal Products—0.03%
NBTY Inc., Sr. Gtd. Notes, 9.00%, 10/01/18(b)	15,000	15,825

Pharmaceuticals—0.45%
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Unsec. Gtd. Notes, 8.75%, 10/15/16(b)	105,000	105,131
Mylan Inc., Sr. Unsec. Gtd. Notes, 7.88%, 07/15/20(b)	20,000	21,450
Valeant Pharmaceuticals International,
Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	20,000	20,500
7.00%, 10/01/20(b)	20,000	20,500
Sr. Unsec. Notes, 7.63%, 03/15/20(b)	60,000	77,100

		244,681

Property & Casualty Insurance—0.29%
Crum & Forster Holdings Corp., Sr. Unsec. Global Notes, 7.75%, 05/01/17	150,000	158,250

Publishing—0.92%
Gannett Co. Inc.,
Sr. Gtd. Notes, 6.38%, 09/01/15(b)	45,000	44,691
7.13%, 09/01/18(b)	30,000	29,550
Sr. Unsec. Gtd. Notes, 8.75%, 11/15/14(b)	90,000	99,225
9.38%, 11/15/17(b)	275,000	302,500

	Principal
	Amount	Value

Publishing—(continued)
MediMedia USA Inc., Sr. Sub. Notes, 11.38%, 11/15/14(b)	$30,000	$27,075
Reader’s Digest Association Inc. (The), Sr. Unsec. Gtd. Sub. Global Notes, 9.00%, 02/15/17(e)	210,000	0

		503,041

Railroads—0.45%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Notes, 8.00%, 02/01/18(b)	230,000	248,881

Regional Banks—1.21%
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	170,000	159,859
Susquehanna Capital II, Jr. Ltd. Gtd. Sub. Notes, 11.00%, 03/23/40	175,000	182,264
Zions Bancorp.,
Sr. Unsec. Notes, 7.75%, 09/23/14	200,000	212,300
Unsec. Sub. Notes, 5.50%, 11/16/15	110,000	108,900

		663,323

Research & Consulting Services—0.11%
FTI Consulting Inc., Sr. Gtd. Notes, 6.75%, 10/01/20(b)	60,000	60,900

Semiconductor Equipment—0.49%
Amkor Technology Inc.,
Sr. Unsec. Gtd. Notes, 9.25%, 06/01/16	120,000	129,300
Sr. Unsec. Notes, 7.38%, 05/01/18(b)	135,000	137,362

		266,662

Semiconductors—1.53%
Advanced Micro Devices Inc., Sr. Unsec. Notes, 7.75%, 08/01/20(b)	45,000	46,463
Freescale Semiconductor Inc.,
Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	55,000	57,200
Sr. Unsec. Gtd. Global Notes, 8.88%, 12/15/14(d)	230,000	231,150
Sr. Unsec. Gtd. Notes, 10.75%, 08/01/20(b)(d)	175,000	176,312
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (South Korea), Sr. Sec. Gtd. Global Notes, 6.88%, 12/15/11(e)	360,000	7,650
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	309,000	320,587

		839,362

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Specialized Finance—1.68%
CIT Group Inc.,
Sr. Sec. Bonds, 7.00%, 05/01/14	$420,000	$420,000
7.00%, 05/01/17	510,000	501,075

		921,075

Specialized REIT’s—0.25%
Host Hotels & Resorts L.P., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/13	6,898	7,019
Omega Healthcare Investors Inc., Sr. Notes, 6.75%, 10/15/22(b)	40,000	39,850
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 04/15/20	85,000	88,931

		135,800

Specialty Chemicals—1.64%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	120,000	124,800
Huntsman International LLC,
Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 11/15/14	225,000	234,562
7.38%, 01/01/15	195,000	199,387
8.63%, 03/15/20	40,000	41,800
NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	150,000	150,000
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	145,000	149,713

		900,262

Specialty Stores—0.25%
Michaels Stores, Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 11/01/14(d)	130,000	137,638

Steel—1.26%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	100,000	102,500
Metals USA, Inc., Sr. Sec. Gtd. Global Notes, 11.13%, 12/01/15	195,000	206,944
Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/16	120,000	125,100
United States Steel Corp.,
Sr. Unsec. Notes, 7.00%, 02/01/18	90,000	92,475
7.38%, 04/01/20	10,000	10,475
Vale Overseas Ltd.,
Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	55,000	56,590
6.88%, 11/10/39	85,000	98,101

		692,185

Textiles—0.19%
Invista, Sr. Unsec. Gtd. Notes, 9.25%, 05/01/12(b)	104,000	105,820

	Principal
	Amount	Value

Tires & Rubber—0.98%
Cooper Tire & Rubber Co.,
Sr. Unsec. Notes, 8.00%, 12/15/19	$185,000	$191,475
7.63%, 03/15/27	370,000	344,100

		535,575

Trading Companies & Distributors—2.24%
Ashtead Capital Inc., Sr. Sec. Gtd. Notes, 9.00%, 08/15/16(b)	250,000	262,500
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	305,000	305,000
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes, 8.88%, 01/01/14	75,000	77,344
Sr. Unsec. Gtd. Notes, 7.50%, 10/15/18(b)	110,000	110,137
KAR Auction Services Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 05/01/14	75,000	78,188
Sunstate Equipment Co., LLC, Sr. Unsec. Notes, 10.50%, 04/01/13 (Acquired 01/13/10-01/21/10; Cost $79,300)(b)	90,000	81,900
United Rentals North America, Inc.,
Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 11/15/13(d)	65,000	65,975
7.00%, 02/15/14	245,000	246,225

		1,227,269

Wireless Telecommunication Services—4.68%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	385,000	417,725
Cricket Communications, Inc.,
Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	110,000	117,838
Sr. Unsec. Gtd. Global Notes, 10.00%, 07/15/15(d)	70,000	75,425
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	145,000	148,081
Digicel Ltd. (Bermuda),
Sr. Notes, 8.25%, 09/01/17(b)	155,000	163,137
Sr. Unsec. Notes, 12.00%, 04/01/14(b)	110,000	127,875
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	95,000	99,275
9.25%, 11/01/14(d)	105,000	109,988
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19	155,000	169,725
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	220,000	203,225
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount		Value
Wireless Telecommunication Services—(continued)
Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		$560,000	$606,200
Wind Acquisition Finance S.A. (Luxembourg),
Sr. Sec. Gtd. Bonds, 12.00%, 12/01/15(b)		160,000	170,400
Sr. Sec. Gtd. Sub. Notes, 11.75%, 07/15/17(b)		140,000	157,500

			2,566,394

Total U.S. Dollar Denominated Bonds & Notes (Cost $46,930,572)			49,753,971

Non-U.S. Dollar Denominated Bonds & Notes—4.09%(h)

Croatia—0.34%
Agrokor, Sr. Unsec. Gtd. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	130,000	188,749

Greece—0.37%
Yioula Glassworks S.A., Sr. Unsec. Gtd. Notes, 9.00%, 12/01/15(b)	EUR	200,000	200,402

Luxembourg—0.98%
Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	50,000	69,528
Hellas Telecommunications Luxembourg V, Sr. Sec. Gtd. Floating Rate Bonds, 4.84%, 10/15/12(b)(c)(e)	EUR	459,411	203,553
TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	195,000	264,514

			537,595

Netherlands—0.97%
Boats Investments B.V., Sec. PIK Medium-Term Euro Notes, 11.00%, 03/31/17	EUR	69,182	78,282
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 6.65%, 05/01/15(b)(c)	EUR	240,000	308,379
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	100,000	143,828

			530,489

Spain—0.25%
Abertis Infraestructuras S.A., Sr. Unsec. Euro Notes, 4.63%, 10/14/16	EUR	50,000	67,810
Inaer Aviation Finance Ltd., Sr. Sec. Bonds, 9.50%, 08/01/17(b)	EUR	50,000	68,335

			136,145

	Principal
	Amount		Value

United Kingdom—0.93%
Avis Finance Co. PLC, Sr. Unsec. Gtd. Floating Rate Euro Bonds, 3.52%, 07/31/13(c)	EUR	110,000	$144,339
EC Finance PLC, Sr. Sec. Gtd. Bonds, 9.75%, 08/01/17(b)	EUR	50,000	73,959
Infinis PLC, Sr. Notes, 9.13%, 12/15/14(b)	GBP	80,000	132,593
ITV PLC,
Series 2005-1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 5.38%, 10/19/15	GBP	50,000	78,157
Series 2006-1, Tranche 1, Unsec. Gtd. Unsub. Medium-Term Euro Notes, 7.38%, 01/05/17	GBP	50,000	81,299

			510,347

United States—0.25%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/01/14	EUR	100,000	139,057
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,125,548)			2,242,784

	Shares

Preferred Stocks—0.46%

Consumer Finance—0.32%
Ally Financial, Inc., Series G, 7.00% — Pfd.(b)		194	175,102

Other Diversified Financial Services—0.14%
Citigroup Capital XIII, 7.88% Variable Rate Pfd.(c)		2,960	75,480

Total Preferred Stocks (Cost $132,562)			250,582

	Principal
	Amount

Bundled Securities—0.40%

Investment Banking & Brokerage—0.40%
Targeted Return Index Securities Trust, Series HY 2006-1, Sec. Variable Rate Bonds, 7.12%, 05/01/16 (Acquired 08/15/08; Cost $207,900) (Cost $210,530)(b)(c)		$220,000	218,352

Senior Secured Floating Rate Interest Loans—0.11%

Airlines—0.11%
Evergreen International Aviation, Inc., Sr. Gtd. Floating Rate First Lien Term Loans, 9.00%, 10/31/11 (Cost $63,369)(c)		63,369	60,623

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Shares	Value

Common Stocks & Other Equity Interests—0.05%

Broadcasting—0.04%
Adelphia Communications Corp., 10.88%, 10/01/10(j)	—	$4,100
Adelphia Recovery Trust, Series ACC-1 (j)	318,570	4,619
Adelphia Recovery Trust, Series ARAHOVA(j)	109,170	13,101

		21,820

Building Products—0.01%
Nortek, Inc.(i)	215	8,600

Total Common Stocks & Other Equity Interests (Cost $143,757)		30,420

Money Market Funds—3.24%
Liquid Assets Portfolio — Institutional Class(k)	889,064	889,064
Premier Portfolio — Institutional Class(k)	889,064	889,064

Total Money Market Funds (Cost $1,778,128)		1,778,128

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.06% (Cost $51,384,466)		54,334,860

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—3.19%
Liquid Assets Portfolio —Institutional Class (Cost $1,752,455)(k)(l)	1,752,455	1,752,455

TOTAL INVESTMENTS—102.25% (Cost $53,136,921)		56,087,315
OTHER ASSETS LESS LIABILITIES—(2.25)%		(1,235,344)

NET ASSETS—100.00%		$54,851,971

Investment Abbreviations:

Conv.	— Convertible
Ctfs.	— Certificates
Cum.	— Cumulative
Deb.	— Debentures
Disc.	— Discounted
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
Jr.	— Junior
Ltd.	— Limited
Pfd.	— Preferred
PIK	— Payment in Kind
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $13,040,017, which represented 23.77% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2010.

(d)	All or a portion of this security was out on loan at September 30, 2010.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2010 was $847,597, which represented 1.55% of the Fund’s Net Assets

(f)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco V.I. High Yield Fund

A. Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of
Invesco V.I. High Yield Fund

E.	Securities Lending — (continued)
any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco V.I. High Yield Fund

          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,556,903	$250,582	$4,100	$3,811,585
Corporate Debt Securities	—	52,275,730	0	52,275,730

	$3,556,903	$52,526,312	$4,100	$56,087,315
Foreign Currency Contracts*	—	(57,837)	—	(57,837)

Total Investments	$3,556,903	$52,468,475	$4,100	$56,029,478

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

						Unrealized
Settlement	Contract to					Appreciation
Date		Deliver		Receive	Value	(Depreciation)

11/10/10	EUR	1,300,000	USD	1,713,876	$1,771,713	$(57,837)
Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $38,568,723 and $48,651,511, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,383,783
Aggregate unrealized (depreciation) of investment securities	(2,031,163)

Net unrealized appreciation of investment securities	$2,352,620

Cost of investments for tax purposes is $53,734,695.
NOTE 5 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Van Kampen V.I. High Yield Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	MS-VIHYI-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks-0.6%
Communications Equipment-0.0%
Orbcomm, Inc. (b)	6,198	$14,069

Financials-0.1%
Citigroup Capital	1,765	44,125

Publishing-0.4%
Nielsen Finance, LLC	120,000	119,120

Retail — Major Department Stor-0.1%
Sears Holding Corp.	30,000	30,000

Wireless Telecommunication Services-0.0%
USA Mobility, Inc.	554	8,881

Total Common Stocks (Cost $193,245)		216,195

	Principal
	Amount

Bonds & Notes-94.3%
Advertising Sales-0.2%
Lamar Media Corp., 7.875%, 04/15/18		$70,000	74,025

Aerospace & Defense-0.9%
Hexcel Corp., 6.75%, 02/01/15		145,000	148,625
Triumph Group, Inc., 8.00%, 11/15/17		140,000	143,150

			291,775

Aerospace/Defense — Equipment-0.3%
Alliant Techsystems, Inc., 6.875%, 09/15/20		15,000	15,300
BE Aerospace, Inc., 6.875%, 10/01/20		85,000	87,125

			102,425

Airlines-2.5%
American Airlines Pass Through Trust 1991, (Series 91A2) , 10.18%, 01/02/13		34,838	34,838
Continental Airlines 2007-1 Class C Pass Through Trust, 7.339%, 04/19/14		278,798	281,586
Continental Airlines 2009-1 Class B Pass Through Trust, (Series B) , 9.25%, 05/10/17		135,000	146,897
Continental Airlines, Inc., 6.75%, 09/15/15(c)		15,000	15,300
Inaer Aviation Finance Ltd. (Spain), 9.50%, 08/01/17(c)	EUR	50,000	68,333
UAL 2007-1 Pass Through Trust, (Series 071A) , 6.636%, 07/02/22		39,098	39,269
United Air Lines, Inc., 9.875%, 08/01/13(c)		195,000	210,600

			796,823

Aluminum-1.1%
Century Aluminum Co., 8.00%, 05/15/14		85,000	84,522
Novelis, Inc. (Canada), 7.25%, 02/15/15		255,000	262,012

			346,534

Apparel Retail-1.1%
Brown Shoe Co., Inc., 8.75%, 05/01/12		310,000	317,750
Collective Brands, Inc., 8.25%, 08/01/13		50,000	51,000

			368,750

Apparel, Accessories & Luxury Goods-1.4%
Hanesbrands, Inc., (Series B) , 4.121%, 12/15/14 (d)		100,000	96,750
Oxford Industries, Inc., 11.375%, 07/15/15		150,000	169,125
Quiksilver, Inc., 6.875%, 04/15/15		200,000	190,000

			455,875

Asset Management & Custody Banks-0.2%
Travelport LLC/Travelport, Inc., 9.00%, 03/01/16(c)		65,000	65,081

Auto Parts & Equipment-0.5%
Tenneco, Inc., 7.75%, 08/15/18(c)		40,000	41,600
Tenneco, Inc., 8.125%, 11/15/15		105,000	110,775

			152,375

Auto Parts: Original Equipment Manufacturer-0.1%
Titan International, Inc., 7.875%, 10/01/17(c)		40,000	40,625

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount		Value

Automobile Manufacturers-1.1%
Case New Holland, Inc., 7.75%, 09/01/13		$135,000	$147,487
Ford Motor Co., 7.45%, 07/16/31		115,000	121,037
General Motors Corp., 8.375%, 07/15/33(e)		265,000	90,763

			359,287

Broadcasting-1.8%
Clear Channel Worldwide Holdings, Inc., (Series B) , 9.25%, 12/15/17		110,000	117,975
ITV PLC (United Kingdom), (MTN) , 5.375%, 10/19/15	GBP	50,000	78,152
ITV PLC (United Kingdom), (MTN) , 7.375%, 01/05/17		50,000	81,294
Kabel Deutschland GmbH (Germany), 10.625%, 07/01/14		75,000	78,472
LIN Television Corp., 6.50%, 05/15/13		65,000	65,000
XM Satellite Radio, Inc., 13.00%, 08/01/13(c)		135,000	155,756

			576,649

Building & Construct — Miscellaneous-0.3%
MasTec, Inc., 7.625%, 02/01/17		110,000	110,550

Building Products-3.4%
AMH Holdings, Inc., 11.25%, 03/01/14		185,000	192,516
Building Materials Corp. of America, 7.50%, 03/15/20(c)		160,000	162,400
Gibraltar Industries, Inc., 8.00%, 12/01/15		105,000	102,900
Nortek, Inc., 11.00%, 12/01/13		220,000	235,400
Ply Gem Industries, Inc., 11.75%, 06/15/13		315,000	337,837
Ply Gem Industries, Inc., 13.125%, 07/15/14		55,000	56,375

			1,087,428

Cable & Satellite-2.0%
CSC Holdings, Inc., 8.625%, 02/15/19		250,000	283,750
Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 04/15/14		125,000	130,625
Virgin Media Finance PLC (United Kingdom), 9.125%, 08/15/16		205,000	220,119

			634,494

Cable/Satellite TV-0.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17(c)		55,000	55,963

Casino Gaming-0.0%
Scientific Games Corp., 8.125%, 09/15/18(c)		15,000	15,525

Casinos & Gaming-5.4%
Ameristar Casinos, Inc., 9.25%, 06/01/14		165,000	177,169
Harrah’s Operating Co., Inc., 5.625%, 06/01/15		115,000	74,175
Harrah’s Operating Co., Inc., 11.25%, 06/01/17		135,000	148,500
Harrah’s Operating Co., Inc., 12.75%, 04/15/18(c)		85,000	79,263
Las Vegas Sands Corp., 6.375%, 02/15/15		100,000	101,625
Mandalay Resort Group, 7.625%, 07/15/13		100,000	84,500
MGM Resorts International, 6.75%, 04/01/13		475,000	437,000
MGM Resorts International, 13.00%, 11/15/13		145,000	171,100
Resort at Summerlin LP, (Series B) , 13.00%, 12/15/07(e)		7,210,050	0
Scientific Games International, Inc., 9.25%, 06/15/19		125,000	134,687
Seneca Gaming Corp., 7.25%, 05/01/12		115,000	113,850
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.75%, 08/15/20(c)		50,000	53,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 05/01/20		160,000	170,800

			1,745,919

Cellular Telecommunications-0.6%
Cricket Communications, Inc., 7.75%, 05/15/16		115,000	123,194
MetroPCS Wireless, Inc., 7.875%, 09/01/18		65,000	66,665

			189,859

Chemicals — Diversified-0.1%
Celanese US Holdings LLC, 6.625%, 10/15/18(c)		20,000	20,450

Chemicals — Plastics-0.3%
PolyOne Corp., 7.375%, 09/15/20		90,000	92,925

Coal & Consumable Fuels-0.7%
Consol Energy, Inc., 8.25%, 04/01/20(c)		35,000	38,325
Foundation PA Coal Co. LLC, 7.25%, 08/01/14		140,000	143,850
Peabody Energy Corp., 6.50%, 09/15/20		45,000	48,600

			230,775

Commodity Chemicals-0.6%
Westlake Chemical Corp., 6.625%, 01/15/16		195,000	198,169

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount		Value

Construction & Farm Machinery & Heavy Trucks-1.3%
Case New Holland, Inc., 7.875%, 12/01/17(c)		$75,000	$82,500
Esco Corp., 8.625%, 12/15/13(c)		45,000	46,462
Navistar International Corp., 8.25%, 11/01/21		180,000	192,825
Oshkosh Corp., 8.50%, 03/01/20		80,000	87,000

			408,787

Construction Materials-0.5%
Texas Industries, Inc., 9.25%, 08/15/20(c)		140,000	145,950

Consulting Services-0.1%
FTI Consulting, Inc., 6.75%, 10/01/20(c)		35,000	35,525

Consumer Finance-3.1%
Ally Financial, Inc., 7.50%, 09/15/20(c)		130,000	139,425
Ally Financial, Inc., 8.00%, 03/15/20(c)		170,000	186,150
Ally Financial, Inc., 8.00%, 11/01/31		160,000	172,000
Ford Motor Credit Co. LLC, 8.00%, 12/15/16		95,000	108,062
Ford Motor Credit Co. LLC, 8.125%, 01/15/20		315,000	366,975
KAR Auction Services, Inc., 8.75%, 05/01/14		45,000	46,913

			1,019,525

Consumer Products-0.0%
Visant Corp., 10.00%, 10/01/17(c)		15,000	15,788

Data Processing & Outsourced Services-1.1%
SunGard Data Systems, Inc., 9.125%, 08/15/13		215,000	219,904
SunGard Data Systems, Inc., 10.25%, 08/15/15		60,000	63,225
SunGard Data Systems, Inc., 10.625%, 05/15/15		65,000	72,638

			355,767

Department Stores-0.7%
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16		200,000	212,000

Distillers & Vintners-0.6%
Constellation Brands, Inc., 7.25%, 05/15/17		175,000	185,937

Diversified Banks-0.5%
TMD Friction Finance SA (Luxembourg), 10.75%, 05/15/17(c)	EUR	115,000	155,990

Diversified Commercial & Professional Services-0.3%
ARAMARK Corp., 8.50%, 02/01/15		100,000	104,500

Diversified Manufactured Operation-0.8%
RBS Global, Inc. / Rexnord LLC, 8.50%, 05/01/18		255,000	262,650

Diversified Metals & Mining-0.8%
Teck Resources Ltd. (Canada), 10.25%, 05/15/16		207,000	251,505

Diversified Minerals-0.1%
Vale Overseas Ltd. (Cayman Islands), 4.625%, 09/15/20		35,000	36,012

Diversified Support Services-0.8%
Travelport LLC, 9.875%, 09/01/14		113,000	117,379
Travelport LLC, 11.875%, 09/01/16		140,000	151,375

			268,754

Drug Retail-0.3%
General Nutrition Centers, Inc., 5.75%, 03/15/14 (f)		85,000	84,575

Electrical Components & Equipment-0.4%
Baldor Electric Co., 8.625%, 02/15/17		120,000	129,000

Electronic Component — Semiconductor-0.4%
Advanced Micro Devices, Inc., 7.75%, 08/01/20(c)		30,000	30,975
Freescale Semiconductor, Inc., 10.75%, 08/01/20(c)		105,000	105,787

			136,762

Environmental & Facilities Services-0.1%
EnergySolutions, Inc. / EnergySolutions LLC, 10.75%, 08/15/18(c)		35,000	37,975

Fertilizers & Agricultural Chemicals-0.7%
CF Industries, Inc., 7.125%, 05/01/20		210,000	229,687

Food — Miscellaneous/Diversified-0.2%
Chiquita Brands International, Inc., 8.875%, 12/01/15		65,000	66,869

Food Retail-1.1%
SUPERVALU, Inc., 7.50%, 05/15/12		110,000	114,262
SUPERVALU, Inc., 7.50%, 11/15/14		120,000	120,900
SUPERVALU, Inc., 8.00%, 05/01/16		120,000	121,200

			356,362

Gambling & Entertainment-0.3%
Pinnacle Entertainment, Inc., 8.625%, 08/01/17		90,000	95,850

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount		Value

Gas Utilities-0.6%
Ferrellgas LP, 6.75%, 05/01/14		$110,000	$111,650
Suburban Propane Partners, 7.375%, 03/15/20		75,000	80,062

			191,712

Health Care Equipment-0.5%
Fresenius US Finance II, Inc., 9.00%, 07/15/15(c)		80,000	91,600
Invacare Corp., 9.75%, 02/15/15		65,000	69,712

			161,312

Health Care Facilities-3.3%
Community Health Systems, 8.875%, 07/15/15		175,000	186,375
HCA, Inc., 5.75%, 03/15/14		255,000	254,681
HCA, Inc., 6.25%, 02/15/13		200,000	204,500
HCA, Inc., 7.875%, 02/15/20		70,000	77,000
Select Medical Corp., 6.237%, 09/15/15(d)		60,000	52,800
Sun Healthcare Group, Inc., 9.125%, 04/15/15		130,000	137,800
Tenet Healthcare Corp., 10.00%, 05/01/18		135,000	154,913

			1,068,069

Health Care Services-0.2%
Omnicare, Inc., 7.75%, 06/01/20		30,000	30,712
Universal Hospital Services, Inc., 8.50%, 06/01/15 (f)		25,000	25,438

			56,150

Highways & Railtracks-0.2%
Abertis Infraestructuras SA (Spain), 4.625%, 10/14/16	EUR	50,000	67,807

Homebuilding-0.8%
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16		175,000	175,875
M/I Homes, Inc., 6.875%, 04/01/12		95,000	95,237

			271,112

Hotels, Resorts & Cruise Lines-0.7%
Carlson Wagonlit BV (Netherlands), 6.649%, 05/01/15(c) (d)	EUR	100,000	128,487
Harrah’s Operating Co., Inc., 10.00%, 12/15/18		30,000	24,000
Royal Caribbean Cruises Ltd. (Liberia), 6.875%, 12/01/13		75,000	79,222

			231,709

Household Products-0.2%
Central Garden and Pet Co., 8.25%, 03/01/18		70,000	71,750

Independent Power Producers & Energy Traders-2.0%
AES Corp. (The), 7.75%, 03/01/14		270,000	290,250
Ipalco Enterprises, Inc., 8.625%, 11/14/11		115,000	121,612
NRG Energy, Inc., 7.375%, 02/01/16		155,000	159,650
NRG Energy, Inc., 7.375%, 01/15/17		50,000	51,375
NRG Energy, Inc., 8.50%, 06/15/19		30,000	31,725

			654,612

Industrial Conglomerates-0.4%
NXP BV / NXP Funding LLC (Netherlands), 7.875%, 10/15/14		120,000	124,500

Industrial Gases-0.2%
Airgas, Inc., 7.125%, 10/01/18(c)		45,000	49,781

Industrial Machinery-0.2%
Mueller Water Products, Inc., 8.75%, 09/01/20(c)		15,000	16,050
SPX Corp., 6.875%, 09/01/17(c)		55,000	58,438

			74,488

Integrated Telecommunication Services-2.9%
Angel Lux Common SA (Luxembourg), 8.875%, 05/01/16(c)		100,000	107,125
Intelsat Corp., 9.25%, 06/15/16		30,000	32,175
Intelsat Jackson Holdings SA (Luxembourg), 7.25%, 10/15/20(c)		325,000	328,250
Intelsat Jackson Holdings SA (Luxembourg), 9.50%, 06/15/16		30,000	32,100
Wind Acquisition Finance SA (Luxembourg), 11.75%, 07/15/17(c)		200,000	225,000
Wind Acquisition Finance SA (Luxembourg), 12.00%, 12/01/15(c)		200,000	213,000

			937,650

Internet Retail-1.2%
Expedia, Inc., 8.50%, 07/01/16		270,000	296,831
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc., 10.75%, 08/01/16		95,000	104,263

			401,094

Investment Banking & Brokerage-0.3%
E*Trade Financial Corp., 7.875%, 12/01/15		100,000	97,000

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Leisure Products-0.0%
Toys R US — Delaware, Inc., 7.375%, 09/01/16(c)	$15,000	$15,525

Life/Health Insurance-0.2%
Aflac, Inc., 6.90%, 12/17/39	65,000	72,005

Medical — Drugs-0.3%
Patheon, Inc. (Canada), 8.625%, 04/15/17(c)	65,000	67,113
Valeant Pharmaceuticals International, 6.75%, 10/01/17(c)	10,000	10,250
Valeant Pharmaceuticals International, 7.00%, 10/01/20(c)	10,000	10,250

		87,613

Medical — Outpatient/Home Medical-0.3%
Apria Healthcare Group, Inc., 12.375%, 11/01/14	95,000	106,163

Medical Products-0.3%
DJO Finance LLC / DJO Finance Corp., 10.875%, 11/15/14	100,000	109,500

Metal & Glass Containers-0.4%
Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	115,000	125,062

Movies & Entertainment-0.9%
AMC Entertainment, Inc., 8.75%, 06/01/19	220,000	232,925
Cinemark USA, Inc., 8.625%, 06/15/19	60,000	64,200

		297,125

Multi-line Insurance-1.4%
American International Group, Inc., 8.175%, 05/15/58 (d)	170,000	170,000
Hartford Financial Services Group, Inc., 8.125%, 06/15/38(d)	70,000	70,725
Nationwide Mutual Insurance Co., 9.375%, 08/15/39(c)	165,000	196,798

		437,523

Mutual Insurance-0.6%
Liberty Mutual Group, Inc., 7.80%, 03/15/37(c)	195,000	185,817

Office Services & Supplies-0.1%
IKON Office Solutions, Inc., 6.75%, 12/01/25	35,000	36,269

Oil & Gas Drilling-0.1%
Pride International, Inc., 6.875%, 08/15/20	15,000	16,294

Oil & Gas Equipment & Services-0.7%
Bristow Group, Inc., 7.50%, 09/15/17	60,000	62,025
Key Energy Services, Inc., 8.375%, 12/01/14	140,000	148,400

		210,425

Oil & Gas Exploration & Production-8.4%
Anadarko Petroleum Corp., 6.375%, 09/15/17	70,000	76,803
Chaparral Energy, Inc., 8.875%, 02/01/17	140,000	136,850
Chesapeake Energy Corp., 6.625%, 08/15/20	155,000	162,363
Chesapeake Energy Corp., 6.875%, 11/15/20	70,000	74,113
Cimarex Energy Co., 7.125%, 05/01/17	220,000	231,825
Continental Resources, 7.375%, 10/01/20(c)	65,000	68,575
Continental Resources, 8.25%, 10/01/19	50,000	55,125
Encore Acquisition Co., 9.50%, 05/01/16	90,000	101,138
Forest Oil Corp., 7.25%, 06/15/19	265,000	271,625
Hilcorp Energy I LP/Hilcorp Finance Co., 7.75%, 11/01/15(c)	135,000	137,025
McMoRan Exploration Co, 11.875%, 11/15/14	250,000	275,937
Newfield Exploration Co., 6.625%, 09/01/14	255,000	261,056
Newfield Exploration Co., 7.125%, 05/15/18	60,000	64,200
Petrohawk Energy Corp., 7.25%, 08/15/18(c)	55,000	56,306
Petrohawk Energy Corp., 7.875%, 06/01/15	175,000	184,406
Pioneer Natural Resources Co., 6.65%, 03/15/17	215,000	229,851
Plains Exploration & Production Co., 7.625%, 06/01/18	225,000	237,656
Range Resources Corp., 7.50%, 05/15/16	90,000	94,388

		2,719,242

Oil & Gas Refining & Marketing-1.4%
Petroplus Finance Ltd. (Bermuda), 6.75%, 05/01/14(c)	150,000	137,250
Tesoro Corp., 6.50%, 06/01/17	170,000	167,238
United Refining Co., (Series 2) , 10.50%, 08/15/12	175,000	161,656

		466,144

Oil & Gas Storage & Transportation-2.6%
Copano Energy LLC / Copano Energy Finance Corp., 8.125%, 03/01/16	175,000	179,375
El Paso Corp., 6.875%, 06/15/14	115,000	122,762
El Paso Corp., 12.00%, 12/12/13	25,000	30,688
Inergy LP, 8.25%, 03/01/16	175,000	183,750
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation-(continued)
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., (Series B) , 8.75%, 04/15/18	$210,000	$228,375
Regency Energy Partners, 8.375%, 12/15/13	85,000	89,250

		834,200

Oil Companies — Exploration & Production-0.9%
Continental Resources, Inc., 7.125%, 04/01/21(c)	30,000	31,031
Delta Petroleum Corp., 7.00%, 04/01/15	95,000	71,013
EXCO Resources, Inc., 7.50%, 09/15/18	80,000	79,400
Harvest Operations Corp. (Canada), 6.875%, 10/01/17(c)	40,000	40,900
Whiting Petroleum Corp., 6.50%, 10/01/18	55,000	56,375

		278,719

Other Diversified Financial Services-1.7%
International Lease Finance Corp., 6.50%, 09/01/14(c)	25,000	26,850
International Lease Finance Corp., 6.75%, 09/01/16(c)	65,000	69,834
International Lease Finance Corp., 7.125%, 09/01/18(c)	65,000	70,038
International Lease Finance Corp., 8.625%, 09/15/15(c)	235,000	254,387
International Lease Finance Corp., 8.75%, 03/15/17(c)	34,000	36,975
Merrill Lynch & Co., Inc., 6.11%, 01/29/37	100,000	98,464

		556,548

Packaged Foods & Meats-0.5%
JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	140,000	163,100

Paper & Related Products-0.3%
Neenah Paper, Inc., 7.375%, 11/15/14	65,000	65,406
Sappi Papier Holdings AG (Austria), 6.75%, 06/15/12 (c)	45,000	45,815

		111,221

Paper Packaging-0.5%
Cascades, Inc (Canada), 7.875%, 01/15/20	145,000	152,250

Paper Products-1.2%
Georgia-Pacific LLC, 8.25%, 05/01/16(c)	65,000	72,638
Mercer International, Inc., 9.25%, 02/15/13	210,000	210,525
PH Glatfelter Co., 7.125%, 05/01/16	110,000	112,398

		395,561

Pharmaceuticals-0.7%
Axcan Intermediate Holdings, Inc., 12.75%, 03/01/16	110,000	112,750
Elan Finance PLC / Elan Finance Corp. (Ireland), 8.75%, 10/15/16(c)	100,000	100,125
Mylan, Inc., 7.875%, 07/15/20(c)	10,000	10,725

		223,600

Physical Therapy/Rehabilitation Centers-0.2%
Healthsouth Corp., 7.25%, 10/01/18	50,000	51,125
Healthsouth Corp., 7.75%, 09/15/22	25,000	25,313

		76,438

Property/Casualty Insurance-0.1%
Crum & Forster Holdings Corp., 7.75%, 05/01/17	35,000	36,925

Publishing-1.6%
Gannett Co., Inc., 6.375%, 09/01/15(c)	25,000	24,828
Gannett Co., Inc., 7.125%, 09/01/18(c)	105,000	103,425
Gannett Co., Inc., 9.375%, 11/15/17(c)	95,000	104,500
Nielsen Finance LLC / Nielsen Finance Co., 0.00%, 08/01/16 (g)	80,000	80,600
Nielsen Finance LLC / Nielsen Finance Co., 10.00%, 08/01/14	185,000	195,637

		508,990

Railroads-0.3%
Kansas City Southern de Mexico SA de CV (Mexico), 8.00%, 02/01/18(c)	95,000	102,799

Regional Bank-0.9%
Regions Financial Corp., 7.375%, 12/10/37	105,000	98,737
Zions Bancorporation, 5.50%, 11/16/15	205,000	202,950

		301,687

Rental Auto/Equipment-0.2%
Hertz Corp. (The), 7.50%, 10/15/18(c)	70,000	70,088

Resorts/Theme Parks-0.4%
Universal City Development Partners Ltd. / UCDP Finance, Inc., 8.875%, 11/15/15	130,000	134,875

Retail — Apparel/Shoe-0.2%
Phillips-Van Heusen Corp., 7.375%, 05/15/20	55,000	58,231

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Semiconductor Equipment-0.5%
Amkor Technologies, Inc., 7.375%, 05/01/18(c)	$150,000	$152,625

Semiconductors-0.9%
Freescale Semiconductor, Inc., 9.125%, 12/15/14 (f)	190,000	190,950
Freescale Semiconductor, Inc., 9.25%, 04/15/18(c)	109,000	113,360

		304,310

Special Purpose Entity-0.4%
Capital One Capital, 8.875%, 05/15/40	115,000	120,894

Specialized Finance-1.8%
CIT Group, Inc., 7.00%, 05/01/17	580,000	569,850

Specialized REIT’s-0.2%
Omega Healthcare Investors, Inc., 6.75%, 10/15/22	20,000	19,925
Senior Housing Properties Trust, 6.75%, 04/15/20	60,000	62,775

		82,700

Specialty Chemicals-1.0%
Ferro Corp., 7.875%, 08/15/18	80,000	83,200
Huntsman International LLC, 7.375%, 01/01/15	245,000	250,512

		333,712

Specialty Stores-0.5%
Michaels Stores, Inc., 0.00%, 11/01/16 (g)	175,000	171,500

Steel 0.6%
AK Steel Corp., 7.625%, 05/15/20	65,000	66,625
United States Steel Corp., 7.00%, 02/01/18	55,000	56,512
United States Steel Corp., 7.375%, 04/01/20	5,000	5,238
Vale Overseas Ltd., 6.875%, 11/10/39	55,000	63,477

		191,852

Steel — Producers-0.3%
Steel Dynamics, Inc., 7.75%, 04/15/16	95,000	99,038

Systems Software-1.3%
Vangent, Inc., 9.625%, 02/15/15	460,000	423,775

Telecommunication Services-0.3%
SBA Telecommunications, Inc., 8.25%, 08/15/19	90,000	98,550

Textiles-0.6%
Invista, 9.25%, 05/01/12(c)	15,000	15,262
Levi Strauss & Co., 7.625%, 05/15/20	165,000	171,600

		186,862

Tires & Rubber-0.5%
Cooper Tire and Rubber Co., 8.00%, 12/15/19	170,000	175,950

Trading Companies & Distributors-2.1%
Ashtead Capital, Inc., 9.00%, 08/15/16(c)	200,000	210,000
Hertz Corp. (The), 8.875%, 01/01/14	120,000	123,750
H&E Equipment Services, Inc., 8.375%, 07/15/16	185,000	185,000
United Rentals North America, Inc., 7.00%, 02/15/14	165,000	165,825

		684,575

Transport — Marine-0.2%
Overseas Shipholding Group, Inc., 8.125%, 03/30/18	50,000	52,125

Vitamins&Nutrition Products-0.0%
NBTY, Inc., 9.00%, 10/01/18(c)	10,000	10,550

Wireless Telecommunication Services-3.0%
Clearwire Communications LLC/Clearwire Finance Inc, 12.00%, 12/01/15(c)	295,000	320,075
Digicel Group Ltd. (Bermuda), 8.875%, 01/15/15(c)	150,000	153,187
Sprint Capital Corp., 6.875%, 11/15/28	160,000	147,800
Sprint Capital Corp., 6.90%, 05/01/19	315,000	317,756
Sprint Nextel Corp., 8.375%, 08/15/17	25,000	27,063

		965,881

Total Bonds & Notes (Cost $35,916,314)		30,581,485

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Shares	Value

Preferred Stock-0.5%
Diversified Banks-0.5%
Ally Financial, Inc., Series G, 7.00% Pfd. (Cost $72,132) (c)	172	$154,838

Senior Secured Floating Rate Interest Loans-1.5%
Casinos & Gaming-0.9%
CCM Merger Corp. (d)	313,045	311,024

Electric Utilities-0.6%
Calpine Corp. (d)	185,649	181,704

Total Senior Secured Floating Rate Interest Loans (Cost $441,691)		492,728

Money Market Funds-1.2%
Investment Companies-1.2%
Liquid Assets Portfolio — Institutional Class (h)	185,710	185,710
Premier Portfolio — Institutional Class (h)	185,710	185,710

Total Money Market Funds-98.1% (Cost $371,420)		371,420

Total Investments-1.9% (Cost $36,994,802)		31,816,666

Other Assets Less Liabilities		608,318

Net Assets-100.0%		$32,424,984

Investment Abbreviations:
REIT	Real Estate Investment Trust

EUR	Euro

GBP	British Pound
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $6,402,493 which represented 20.2% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2010.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2010 was $90,763, which represented 0.3% of the Fund’s Net Assets.

(f)	Payment-in-kind security.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

Notes to Financial Statements
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. High Yield Securities Fund

A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco V.I. High Yield Securities Fund

NOTE 2 — Additional Valuation Information — (continued)
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$394,370	$348,083	$—	$742,453
Corporate Debt Securities	—	31,074,213	0	31,074,213

Total Investments	$394,370	$31,422,296	$0	$31,816,666

NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,114,119
Aggregate unrealized (depreciation) of investment securities	(7,299,997)

Net unrealized appreciation (depreciation) of investment securities	$(5,185,878)

Cost of investments for tax purposes is $37,002,544
Invesco V.I. High Yield Securities Fund

Invesco V.I. Income Builder Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	MS-VIIBU-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—70.5%
Air Freight & Logistics—0.4%
FedEx Corp.	1,398	$119,529

Apparel Retail—0.3%
Gap, Inc. (The)	4,189	78,083

Asset Management & Custody Banks—0.7%
State Street Corp.	5,548	208,938

Automobile Manufacturers—0.5%
Ford Motor Co. (b)	11,860	145,166

Cable & Satellite—2.0%
Comcast Corp. -Class A	19,646	355,200
Time Warner Cable, Inc.	4,952	267,358

		622,558

Communications Equipment—0.9%
Cisco Systems, Inc. (b)	12,631	276,619

Computer Hardware—2.0%
Dell, Inc. (b)	18,575	240,732
Hewlett-Packard Co.	8,723	366,977

		607,709

Consumer Electronics—0.8%
Sony Corp. -ADR (Japan)	8,147	251,905

Data Processing & Outsourced Services—0.8%
Western Union Co. (The)	14,400	254,448

Diversified Banks—1.1%
US Bancorp	6,077	131,385
Wells Fargo & Co.	7,664	192,596

		323,981

Diversified Chemicals—1.3%
Dow Chemical Co. (The)	6,926	190,188
PPG Industries, Inc.	2,831	206,097

		396,285

Diversified Support Services—0.4%
Cintas Corp.	4,687	129,127

Drug Retail—1.1%
Walgreen Co.	9,924	332,454

Electric Utilities—3.2%
American Electric Power Co., Inc.	13,636	494,032
Edison International	4,042	139,004
Entergy Corp.	2,260	172,958
FirstEnergy Corp.	4,849	186,881

		992,875

Food Distributors—0.7%
Sysco Corp.	7,772	221,657

Health Care Distributors—0.5%
Cardinal Health, Inc.	4,256	140,618

Health Care Equipment—0.9%
Covidien PLC (Ireland)	6,647	267,143

Home Improvement Retail—1.0%
Home Depot, Inc.	9,965	315,691

Human Resource & Employment Services—0.8%
Manpower, Inc.	2,621	136,816
Robert Half International, Inc.	4,112	106,912

		243,728

Hypermarkets & Super Centers—1.5%
Wal-Mart Stores, Inc.	8,479	453,796

Industrial Conglomerates—4.1%
General Electric Co.	47,926	778,797
Siemens AG -ADR (Germany)	1,617	170,432
Tyco International Ltd. (Luxembourg)	8,741	321,057

		1,270,286

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Income Builder Fund

	Shares	Value

Industrial Machinery—1.2%
Dover Corp.	3,633	$189,679
Ingersoll-Rand PLC (Ireland)	5,437	194,155

		383,834

Insurance Brokers—2.3%
Marsh & McLennan Cos., Inc.	29,389	708,863

Integrated Oil & Gas—5.8%
ConocoPhillips	4,731	271,701
Exxon Mobil Corp.	3,596	222,197
Hess Corp.	5,540	327,525
Occidental Petroleum Corp.	6,370	498,771
Royal Dutch Shell PLC -ADR (Netherlands)	7,553	455,446

		1,775,640

Integrated Telecommunication Services—0.8%
Verizon Communications, Inc.	7,740	252,247

Internet Software & Services—2.7%
eBay, Inc. (b)	23,652	577,109
Yahoo!, Inc. (b)	17,026	241,258

		818,367

Investment Banking & Brokerage—1.4%
Charles Schwab Corp. (The)	21,208	294,791
Morgan Stanley	5,339	131,767

		426,558

IT Consulting & Other Services—0.7%
Amdocs Ltd. (b)	7,990	228,993

Life & Health Insurance—0.6%
Principal Financial Group, Inc.	6,567	170,217

Managed Health Care—1.5%
UnitedHealth Group, Inc.	12,981	455,763

Movies & Entertainment—3.6%
Time Warner, Inc.	13,329	408,534
Viacom, Inc. -Class B	18,978	686,814

		1,095,348

Office Services & Supplies—0.4%
Avery Dennison Corp.	3,730	138,458

Oil & Gas Equipment & Services—1.2%
Cameron International Corp. (b)	1,864	80,078
Schlumberger Ltd. (Netherlands Antilles)	4,533	279,278

		359,356

Oil & Gas Exploration & Production—2.5%
Anadarko Petroleum Corp.	7,505	428,160
Devon Energy Corp.	3,213	208,010
Noble Energy, Inc.	1,693	127,127

		763,297

Other Diversified Financial Services—5.6%
Bank of America Corp.	35,877	470,348
Citigroup, Inc. (b)	56,747	221,313
JPMorgan Chase & Co.	27,335	1,040,643

		1,732,304

Packaged Foods & Meats—2.6%
Kraft Foods, Inc. -Class A	16,164	498,821
Unilever N.V. -NY Registered Shares (Netherlands)	10,476	313,023

		811,844

Personal Products—0.8%
Avon Products, Inc.	7,995	256,719

Pharmaceuticals—5.5%
Abbott Laboratories	3,405	177,877

Bayer AG -ADR (Germany)	3,615	252,091
Bristol-Myers Squibb Co.	16,501	447,342
Merck & Co., Inc.	6,902	254,063
Pfizer, Inc.	19,894	341,580
Roche Holding AG -ADR (Switzerland)	6,435	220,988

		1,693,941

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Income Builder Fund

	Shares	Value

Property & Casualty Insurance—0.8%
Chubb Corp.	4,381	$249,673

Regional Banks—2.1%
BB&T Corp.	5,253	126,492
Fifth Third Bancorp	9,674	116,378
PNC Financial Services Group, Inc.	7,483	388,443

		631,313

Semiconductor Equipment—0.1%
Lam Research Corp. (b)	821	34,359

Semiconductors—0.8%
Intel Corp.	12,193	234,471

Soft Drinks—1.2%
Coca-Cola Co. (The)	3,243	189,780
Coca-Cola Enterprises, Inc.	5,677	175,987

		365,767

Wireless Telecommunication Services—1.3%
Vodafone Group PLC -ADR (United Kingdom)	15,650	388,277

Total Common Stocks & Other Equity Interests (Cost $21,176,521)		21,628,205

	Principal
	Amount
Bonds & Notes—10.5%
Hotels, Resorts & Cruise Lines—7.0%
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	$2,000,000	2,155,299

Paper Products—3.5%
Buckeye Technologies, Inc., 8.50%, 10/01/13	1,050,000	1,063,125

Total Bonds & Notes (Cost $3,097,333)		3,218,424

Convertible Bonds—13.9%
Brewers 4.4%
Molson Coors Brewing Co., 2.50%, 07/30/13	1,200,000	1,354,500

Gold—4.8%
Newmont Mining Corp., 1.25%, 07/15/14	1,000,000	1,461,250

Semiconductors—4.7%
Intel Corp., 2.95%, 12/15/35 (c)	1,450,000	1,440,938

Total Convertible Bonds (Cost $3,722,225)		4,256,688

	Shares
Convertible Preferred Stocks—1.5%
Residential REIT’s—1.5%
Equity Residential -Series E 7.00% Pfd. (Cost $225,040)	9,000	463,410

Money Market Funds—2.9%
Liquid Assets Portfolio - Institutional Class (d)	441,043	441,043
Premier Portfolio - Institutional Class (d)	441,043	441,043

Total Money Market Funds (Cost $882,086)		882,086

Total Investments -99.3% (Cost $29,103,205)		30,448,813
Other Assets Less Liabilities 0.7%		215,130

Net Assets —100.0%		$30,663,943

Investment Abbreviations:

ADR	American Depositary Receipt

Pfd.	Preferred

REIT	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2010 was $1,440,938 which represented 4.7% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Income Builder Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco V.I. Income Builder Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco V.I. Income Builder Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$22,500,622	$473,079	$—	$22,973,701
Corporate Debt Securities	—	7,475,112	—	7,475,112

	$22,500,622	$7,948,191	$—	$30,448,813

NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,086,586
Aggregate unrealized (depreciation) of investment securities	(1,148,812)

Net unrealized appreciation of investment securities	$937,774

Cost of investments for tax purposes is $29,511,039.
Note 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen V.I. Equity and Income Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco V.I. Income Builder Fund

Invesco V.I. International Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VIIGR-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—93.42%
Australia—5.51%
BHP Billiton Ltd.	485,733	$18,522,309
Cochlear Ltd.	205,348	13,945,321
CSL Ltd.	301,276	9,625,598
QBE Insurance Group Ltd.	458,096	7,643,443
Woolworths Ltd.	275,624	7,684,295

		57,420,966

Belgium—1.79%
Anheuser—Busch InBev N.V.	317,669	18,663,720

Canada—5.81%
Bombardier Inc. — Class B	1,413,078	6,938,977
Canadian National Railway Co.	78,684	5,034,429
Canadian Natural Resources Ltd.	236,140	8,172,134
Cenovus Energy Inc.	298,783	8,596,839
Encana Corp.	223,235	6,748,712
Fairfax Financial Holdings Ltd.	21,288	8,673,349
Suncor Energy, Inc.	275,497	8,974,280
Talisman Energy Inc.	426,348	7,462,334

		60,601,054

China—1.19%
Industrial and Commercial Bank of China Ltd. — Class H	16,677,000	12,398,455

Denmark—1.68%
Novo Nordisk A.S. — Class B	176,992	17,519,143

France—4.90%
AXA S.A.	355,204	6,237,225
BNP Paribas	189,142	13,516,812

Cie Generale des Etablissements Michelin — Rts.(a)	61,517	171,758
Cie Generale des Etablissements Michelin — Class B	61,517	4,694,858
Danone S.A.	165,251	9,896,611
Eutelsat Communications	183,597	7,008,338
Total S.A.	185,325	9,551,568

		51,077,170

Germany—7.44%
Adidas AG	217,564	13,485,211
Bayer AG	231,346	16,155,456
Bayerische Motoren Werke AG	243,244	17,088,838
Fresenius Medical Care AG & Co. KGaA	169,590	10,474,609
Puma AG Rudolf Dassler Sport	38,737	12,780,057
SAP AG	152,632	7,561,051

		77,545,222

Hong Kong—2.20%
Hutchison Whampoa Ltd.	1,734,000	16,153,609
Li & Fung Ltd.	1,222,000	6,839,645

		22,993,254

India—2.06%
Bharat Heavy Electricals Ltd.	110,887	6,114,883
Infosys Technologies Ltd.	226,553	15,376,570

		21,491,453

Israel—2.21%
Teva Pharmaceutical Industries Ltd. — ADR	437,230	23,063,882

Italy—1.70%
Finmeccanica S.p.A.	706,505	8,394,099
UniCredit S.p.A.	3,637,073	9,314,028

		17,708,127

Japan—9.17%
Canon Inc.	208,000	9,725,122
Denso Corp.	275,200	8,158,103
Fanuc Ltd.	132,900	16,853,601
Hoya Corp.	368,800	9,012,011
Keyence Corp.	39,700	8,657,106
Komatsu Ltd.	334,000	7,775,334
Nidec Corp.	243,400	21,690,398
Toyota Motor Corp.	251,100	8,998,977
Yamada Denki Co., Ltd.	76,860	4,768,653

		95,639,305

Mexico—3.36%
America Movil S.A.B. de C.V. — Series L — ADR	372,303	19,854,919
Fomento Economico Mexicano, S.A.B. de C.V. — ADR	130,976	6,644,413
Grupo Televisa S.A. — ADR	452,449	8,560,335

		35,059,667

Netherlands—4.14%
Koninklijke (Royal) KPN N.V.	706,232	10,932,942
Koninklijke Ahold N.V.	836,387	11,274,757
TNT N.V.	404,655	10,873,340
Unilever N.V.	336,969	10,096,446

		43,177,485

Philippines—1.21%
Philippine Long Distance Telephone Co.	210,670	12,568,135

Russia—1.46%
Gazprom OAO — ADR	476,527	10,027,318
VimpelCom Ltd. — ADR(a)	348,072	5,168,869

		15,196,187

See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

	Shares	Value

Singapore—2.62%
Keppel Corp. Ltd.	2,127,000	$14,549,438
United Overseas Bank Ltd.	917,000	12,775,239

		27,324,677

South Korea—2.90%
Hyundai Mobis	99,201	22,359,812
NHN Corp.(a)	45,976	7,903,259

		30,263,071

Sweden—0.29%
Kinnevik Investment AB — Class B	144,275	3,058,511

Switzerland—7.15%
Julius Baer Group Ltd.	225,610	8,224,088
Nestle S.A.	397,680	21,187,205
Novartis AG	191,652	11,044,301
Roche Holding AG	155,402	21,224,250
Syngenta AG	51,954	12,911,833

		74,591,677

Taiwan—2.06%
Hon Hai Precision Industry Co., Ltd.	2,451,680	9,220,678
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	1,210,909	12,278,617

		21,499,295

Turkey—0.99%
Akbank T.A.S.	1,691,310	10,330,890

United Kingdom—21.58%
BG Group PLC	711,916	12,509,528
British American Tobacco PLC	368,197	13,757,290
Centrica PLC	2,924,366	14,862,169
Compass Group PLC	1,997,228	16,645,208
Imperial Tobacco Group PLC	665,758	19,869,206
Informa PLC	1,541,640	10,145,408
International Power PLC	2,741,719	16,712,093
Kingfisher PLC	2,528,543	9,303,223
Next PLC	263,243	9,164,373
Reckitt Benckiser Group PLC	367,249	20,218,125
Reed Elsevier PLC	1,308,035	11,072,655
Royal Dutch Shell PLC — Class B	277,050	8,082,510
Shire PLC	855,507	19,272,981
Smith & Nephew PLC	464,705	4,237,949
Tesco PLC	2,275,100	15,154,532
Vodafone Group PLC	5,922,563	14,662,047
WPP PLC	849,078	9,397,336
		225,066,633

Total Common Stocks & Other Equity Interests (Cost $681,522,923)		974,257,979

Preferred Stocks—2.56%

Brazil—2.56%
Banco Bradesco S.A. — ADR — Pfd.	833,496	16,986,648
Petroleo Brasileiro S.A. — ADR — Pfd.	295,869	9,710,421

Total Preferred Stocks (Cost $19,005,273)		26,697,069

Money Market Funds—4.09%
Liquid Assets Portfolio — Institutional Class(b)	21,296,598	21,296,598
Premier Portfolio — Institutional Class(b)	21,296,598	21,296,598
Total Money Market Funds (Cost $42,593,196)		42,593,196

TOTAL INVESTMENTS—100.07% (Cost $743,121,392)		1,043,548,244
OTHER ASSETS LESS LIABILITIES—(0.07)%		(695,397)

NET ASSETS—100.00%		$1,042,852,847

Investment Abbreviations:
ADR—American Depositary Receipt
Pfd.—Preferred
Rts.—Rights
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. International Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. International Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$38,898,657	$18,522,309	$—	$57,420,966
Belgium	—	18,663,720	—	18,663,720
Brazil	26,697,069	—	—	26,697,069
Canada	60,601,054	—	—	60,601,054
China	—	12,398,455	—	12,398,455
Denmark	—	17,519,143	—	17,519,143
France	16,731,664	34,345,506	—	51,077,170
Germany	23,254,666	54,290,556	—	77,545,222
Hong Kong	—	22,993,254	—	22,993,254
India	21,491,453	—	—	21,491,453
Israel	23,063,882	—	—	23,063,882
Italy	8,394,099	9,314,028	—	17,708,127
Japan	12,926,756	82,712,549	—	95,639,305
Mexico	35,059,667	—	—	35,059,667
Netherlands	22,148,096	21,029,389	—	43,177,485
Philippines	12,568,135	—	—	12,568,135
Russia	5,168,869	10,027,318	—	15,196,187
Singapore	12,775,239	14,549,438	—	27,324,677
South Korea	30,263,071	—	—	30,263,071
Sweden	—	3,058,511	—	3,058,511
Switzerland	55,323,288	19,268,389	—	74,591,677
Taiwan	21,499,295	—	—	21,499,295
Turkey	—	10,330,890	—	10,330,890
United Kingdom	145,487,311	79,579,322	—	225,066,633
United States	42,593,196	—	—	42,593,196

Total Investments	$614,945,467	$428,602,777	$—	$1,043,548,244

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco V.I. International Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $416,377,013 and $1,250,348,740, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$257,991,853

Aggregate unrealized (depreciation) of investment securities	(5,037,632)

Net unrealized appreciation of investment securities	$252,954,221

Cost of investments for tax purposes is $790,594,023.
Invesco V.I. International Growth Fund

Invesco V.I. Large Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VILCG-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—92.76%

Aerospace & Defense—2.14%
Goodrich Corp.	17,973	$1,325,149

Agricultural Products—1.03%
Bunge Ltd.	10,814	639,756

Air Freight & Logistics—2.09%
C.H. Robinson Worldwide, Inc.	10,761	752,409
Expeditors International of Washington, Inc.	11,709	541,307

		1,293,716

Airlines—1.34%
Continental Airlines, Inc. -Class B (b)	33,516	832,537

Apparel Retail—4.10%
Limited Brands, Inc.	48,699	1,304,159
Ross Stores, Inc.	22,595	1,234,139

		2,538,298

Application Software—2.35%
Adobe Systems, Inc. (b)	19,542	511,024
Salesforce.com, Inc. (b)	8,459	945,716

		1,456,740

Asset Management & Custody Banks—0.78%
Ameriprise Financial, Inc.	10,220	483,713

Biotechnology—2.61%
Dendreon Corp. (b)	7,656	315,274
Gilead Sciences, Inc. (b)	27,372	974,717
United Therapeutics Corp. (b)	5,841	327,154

		1,617,145

Cable & Satellite—2.85%
Comcast Corp. -Class A	61,969	1,120,399
DIRECTV -Class A (b)	13,498	561,922
Time Warner Cable Inc.	1,492	80,553

		1,762,874

Casinos & Gaming—1.51%
Las Vegas Sands Corp. (b)	26,778	933,213

Communications Equipment—2.88%
Cisco Systems, Inc. (b)	52,507	1,149,903
QUALCOMM, Inc.	13,980	630,778

		1,780,681

Computer Hardware—7.41%
Apple Inc. (b)	16,164	4,586,535

Computer Storage & Peripherals—2.63%
EMC Corp. (b)	80,019	1,625,186

Construction, Farm Machinery & Heavy Trucks—1.48%
Deere & Co.	13,142	917,049

Consumer Finance—1.64%
American Express Co.	24,192	1,016,790

Data Processing & Outsourced Services—3.16%
Visa Inc. -Class A	26,304	1,953,335

Diversified Metals & Mining—0.49%
Freeport-McMoRan Copper & Gold Inc.	3,579	305,611

Fertilizers & Agricultural Chemicals—3.32%
Monsanto Co.	20,816	997,711
Mosaic Co. (The)	18,010	1,058,267

		2,055,978

General Merchandise Stores—1.12%
Dollar Tree, Inc. (b)	14,179	691,368

Gold—2.01%
Barrick Gold Corp. (Canada)	26,944	1,247,238

Health Care Equipment—1.26%
Hospira, Inc. (b)	13,657	778,586

Health Care Services—1.07%
Medco Health Solutions, Inc. (b)	12,776	665,119

Home Improvement Retail—0.83%
Home Depot, Inc. (The)	16,306	516,574

Industrial Machinery—0.91%
Ingersoll-Rand PLC (Ireland)	15,754	562,575

Integrated Oil & Gas—4.42%
Exxon Mobil Corp.	24,812	1,533,133
Occidental Petroleum Corp.	15,332	1,200,496

		2,733,629

Internet Retail—1.29%
Amazon.com, Inc. (b)	5,090	799,435

Internet Software & Services—2.64%
Google Inc. -Class A (b)	3,104	1,632,052

IT Consulting & Other Services—1.47%
Cognizant Technology Solutions Corp. -Class A (b)	14,146	911,993

Life & Health Insurance—1.16%
Prudential Financial, Inc.	13,255	718,156

Life Sciences Tools & Services—0.95%
Thermo Fisher Scientific, Inc. (b)	12,285	588,206

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Large Cap Growth Fund

	Shares	Value

Managed Health Care—2.08%
UnitedHealth Group Inc.	36,639	$1,286,395

Oil & Gas Equipment & Services—4.51%
Cameron International Corp. (b)	12,010	515,949
Halliburton Co.	31,169	1,030,759
Schlumberger Ltd.	20,188	1,243,783

		2,790,491

Oil & Gas Exploration & Production—0.57%
EOG Resources, Inc.	3,789	352,263

Packaged Foods & Meats—2.31%
Mead Johnson Nutrition Co.	25,170	1,432,425

Pharmaceuticals—2.78%
Abbott Laboratories	24,235	1,266,036
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	8,590	453,123

		1,719,159

Property & Casualty Insurance—1.00%
Berkshire Hathaway Inc. -Class B (b)	7,500	620,100

Railroads—2.46%
Union Pacific Corp.	18,631	1,524,016

Restaurants—1.65%
McDonald’s Corp.	13,701	1,020,862

Semiconductors—2.51%
Broadcom Corp. -Class A	16,032	567,373
Intel Corp.	16,276	312,987
Xilinx, Inc.	25,224	671,211

		1,551,571

Soft Drinks—0.98%
PepsiCo, Inc.	9,118	605,800

Systems Software—6.19%
Oracle Corp.	53,964	1,448,933
Red Hat, Inc. (b)	15,742	645,422
Rovi Corp. (b)	24,396	1,229,802
VMware, Inc. -Class A (b)	5,938	504,374

		3,828,531

Trading Companies & Distributors—1.04%
W.W. Grainger, Inc.	5,388	641,765

Wireless Telecommunication Services—1.74%
American Tower Corp. -Class A (b)	21,004	1,076,665

Total Common Stocks & Other Equity Interests (Cost $47,624,393)		57,419,280

Preferred Stock—2.52%

Brewers—2.52%
Companhia de Bebidas das Americas -ADR -Pfd. (Brazil) (Cost $1,204,696)	12,628	1,563,094

Money Market Funds—4.85%
Liquid Assets Portfolio—Institutional Class (c)	1,499,915	1,499,915
Premier Portfolio—Institutional Class (c)	1,499,915	1,499,915

Total Money Market Funds (Cost $2,999,830)		2,999,830

TOTAL INVESTMENTS—100.13% (Cost $51,828,919)		61,982,204

OTHER ASSETS LESS LIABILITIES—(0.13)%		(82,525)

NET ASSETS—100.00%		$61,899,679

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Large Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Large Cap Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco V.I. Large Cap Growth Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$61,982,204	$—	$—	$61,982,204
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $71,074,758 and $82,015,178 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,714,309
Aggregate unrealized (depreciation) of investment securities	(428,692)

Net unrealized appreciation of investment securities	$9,285,617

Cost of investments for tax purposes is $52,696,587.
Invesco V.I. Large Cap Growth Fund

Invesco V.I. Leisure Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	I-VILEI-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.56%
Advertising—7.14%
Interpublic Group of Cos., Inc. (The) (b)	38,227	$383,417
Lamar Advertising Co. -Class A (b)	10,605	337,451
National CineMedia, Inc.	10,124	181,220
Omnicom Group Inc.	12,284	484,972

		1,387,060

Apparel Retail—5.93%
Abercrombie & Fitch Co. -Class A	7,970	313,380
American Eagle Outfitters, Inc.	17,451	261,067
Gap, Inc. (The)	5,690	106,062
J. Crew Group, Inc. (b)	5,065	170,285
TJX Cos., Inc. (The)	4,143	184,902
Urban Outfitters, Inc. (b)	3,720	116,957

		1,152,653

Apparel, Accessories & Luxury Goods—3.61%
Carter’s, Inc. (b)	4,410	116,115
Coach, Inc.	4,658	200,108
Hanesbrands, Inc. (b)	7,283	188,338
Polo Ralph Lauren Corp.	2,187	196,524

		701,085

Auto Parts & Equipment—1.03%
Autoliv, Inc. (Sweden)	3,071	200,628

Automotive Retail—1.02%
CarMax, Inc. (b)	7,089	197,500

Brewers—1.07%
Heineken N.V. (Netherlands)	4,004	208,139

Broadcasting—6.44%
Discovery Communications, Inc. - Class A (b)	8,889	387,116
Grupo Televisa S.A. - ADR (Mexico)	16,276	307,942
Scripps Networks Interactive Inc. -Class A	11,676	555,544

		1,250,602

Cable & Satellite—5.63%
Comcast Corp. -Class A	22,158	400,617
DIRECTV -Class A (b)	10,793	449,312
Time Warner Cable Inc.	4,521	244,089

		1,094,018

Casinos & Gaming—5.24%
International Game Technology	22,509	325,255
MGM Resorts International (b)(c)	6,506	73,388
Penn National Gaming, Inc. (b)	9,568	283,308
WMS Industries Inc. (b)	8,807	335,283

		1,017,234

Department Stores—5.06%
Kohl’s Corp. (b)	10,736	565,572
Macy’s, Inc.	9,464	218,524
Nordstrom, Inc.	5,341	198,685

		982,781

Food Retail—1.91%
Woolworths Ltd. (Australia)	13,283	370,325

Footwear—2.93%
NIKE, Inc. -Class B	7,094	568,513

General Merchandise Stores-3.61%
Target Corp.	13,133	701,827

Home Furnishings—1.03%
Mohawk Industries, Inc. (b)	3,753	200,035

Home Improvement Retail—5.80%
Home Depot, Inc. (The)	18,230	577,526
Lowe’s Cos., Inc.	24,640	549,226

		1,126,752

Homefurnishing Retail—1.00%
Bed Bath & Beyond Inc. (b)	4,487	194,781

Hotels, Resorts & Cruise Lines—8.33%
Carnival Corp. (d)	5,094	194,642
Choice Hotels International, Inc.	5,753	209,754
Hyatt Hotels Corp. - Class A (b)	4,987	186,464
Marriott International Inc. -Class A	18,379	658,519
Orient-Express Hotels Ltd. -Class A (Bermuda)(b)	16,999	189,539
Regal Hotels International Holdings Ltd. (Hong Kong)	413,800	179,192

		1,618,110

Household Appliances—1.02%
Stanley Black & Decker, Inc.	3,241	198,608

Hypermarkets & Super Centers—1.42%
Costco Wholesale Corp.	4,263	274,921

Internet Retail—2.16%
Amazon.com, Inc. (b)	2,676	420,293

Internet Software & Services—3.40%
Google Inc. -Class A (b)	369	194,017
GSI Commerce, Inc. (b)	6,925	171,047
Knot, Inc. (The) (b)	18,140	165,618
OpenTable, Inc. (b)	1,896	129,080

		659,762

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Leisure Fund

	Shares	Value

Motorcycle Manufacturers—1.08%
Harley-Davidson, Inc.	7,346	$208,920

Movies & Entertainment—8.04%
Time Warner Inc.	11,888	364,367
Viacom Inc. -Class A (c)	7,140	286,243
Viacom Inc. -Class B	8,067	291,945
Walt Disney Co. (The)	18,685	618,660

		1,561,215

Restaurants—11.29%
Brinker International, Inc.	17,089	322,299
Buffalo Wild Wings Inc. (b)	3,774	180,737
Darden Restaurants, Inc.	9,578	409,747
Jack in the Box Inc. (b)	8,405	180,203
McDonald’s Corp.	6,970	519,335
P.F. Chang’s China Bistro, Inc. (c)	4,442	205,220
Starbucks Corp.	14,690	375,770

		2,193,311

Soft Drinks—1.50%
PepsiCo, Inc.	4,393	291,871

Specialty Stores—2.87%
Staples, Inc.	17,076	357,230
Tiffany & Co.	4,239	199,191

		556,421

Total Common Stocks & Other Equity Interests (Cost $16,514,835)		19,337,365

Money Market Funds—0.68%
Liquid Assets Portfolio - Institutional Class (e)	66,335	66,335
Premier Portfolio - Institutional Class (e)	66,335	66,335
Total Money Market Funds (Cost $132,670)		132,670

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $16,647,505)		19,470,035

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—2.03%

Liquid Assets Portfolio -Institutional Class (Cost $395,245)(e)(f)	395,245	395,245

TOTAL INVESTMENTS—102.27% (Cost $17,042,750)		19,865,280
OTHER ASSETS LESS LIABILITIES—(2.27)%		(441,501)

NET ASSETS—100.00%		$19,423,779

Investment Abbreviations:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2010.

(d)	Each unit represents one common share and one trust share.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Leisure Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Leisure Fund

A.	Security Valuations — (continued)
          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
          The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar
Invesco V.I. Leisure Fund

F.	Foreign Currency Translations — (continued)
amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Leisure Fund

     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$19,657,141	$208,139	$—	$19,865,280

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $7,243,665 and $9,636,287, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,657,101
Aggregate unrealized (depreciation) of investment securities	(865,640)

Net unrealized appreciation of investment securities	$2,791,461

Cost of investments for tax purposes is $17,073,819
Invesco V.I. Leisure Fund

Invesco V.I. Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VIMCCE-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—80.78%

Aerospace & Defense—6.25%
Alliant Techsystems Inc. (b)	102,563	$7,733,250
Goodrich Corp.	47,374	3,492,885
ITT Corp.	188,407	8,823,100
Moog Inc. -Class A (b)	106,504	3,781,957
Precision Castparts Corp.	35,776	4,556,074

		28,387,266

Air Freight & Logistics—0.84%
Expeditors International of Washington, Inc.	82,679	3,822,250

Apparel Retail—1.55%
American Eagle Outfitters, Inc.	405,672	6,068,853
Gymboree Corp. (The) (b)	23,661	982,878

		7,051,731

Apparel, Accessories & Luxury Goods—1.33%
Carter’s, Inc. (b)	229,397	6,040,023

Application Software—0.51%
Adobe Systems Inc. (b)	88,447	2,312,889

Asset Management & Custody Banks—3.55%
Legg Mason, Inc.	240,800	7,298,648
Northern Trust Corp.	182,823	8,819,382

		16,118,030

Automotive Retail—0.23%
Pep Boys (The)-Manny, Moe & Jack	98,218	1,039,146

Biotechnology—1.48%
Biogen Idec Inc. (b)	71,652	4,021,110
Genzyme Corp. (b)	38,005	2,690,374

		6,711,484

Communications Equipment—1.71%
Motorola, Inc. (b)	911,659	7,776,451

Computer & Electronics Retail—0.26%
Best Buy Co., Inc.	29,486	1,203,913

Computer Storage & Peripherals—0.25%
NetApp, Inc. (b)	22,901	1,140,241

Construction & Engineering—0.80%
Chicago Bridge & Iron Co. N.V. -New York Shares(b)	148,698	3,635,666

Construction, Farm Machinery & Heavy Trucks—1.26%
Terex Corp. (b)	151,606	3,474,810
WABCO Holdings Inc. (b)	53,745	2,254,065

		5,728,875

Data Processing & Outsourced Services—0.75%
Western Union Co.	192,981	3,409,974

Distributors—0.15%
Genuine Parts Co.	15,037	670,500

Education Services—0.53%
Apollo Group, Inc. -Class A (b)	46,915	2,409,085

Electric Utilities—0.90%
Edison International	118,852	4,087,320

Electrical Components & Equipment—1.40%
Cooper Industries PLC (Ireland)	44,768	2,190,498
Thomas & Betts Corp. (b)	101,950	4,181,989

		6,372,487

Electronic Equipment & Instruments—1.30%
Agilent Technologies, Inc. (b)	176,480	5,889,138

Electronic Manufacturing Services—0.68%
Molex Inc. (c)	148,034	3,098,352

Environmental & Facilities Services—1.36%
Republic Services, Inc.	202,466	6,173,188

Fertilizers & Agricultural Chemicals—0.51%
Scotts Miracle-Gro Co. (The) -Class A	44,691	2,311,865

Food Retail—3.19%
Kroger Co. (The)	95,913	2,077,476
Safeway Inc.	550,056	11,639,185
Winn-Dixie Stores, Inc. (b)	104,564	745,541

		14,462,202

Gas Utilities—0.14%
UGI Corp.	21,717	621,323

Health Care Equipment—6.63%
Boston Scientific Corp. (b)	1,657,947	10,163,215
Hologic, Inc. (b)	469,199	7,511,876
Hospira, Inc. (b)	63,622	3,627,090
Teleflex Inc.	36,387	2,066,054
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Health Care Equipment—(continued)
Zimmer Holdings, Inc. (b)	128,411	$6,719,748

		30,087,983

Health Care Facilities—0.92%
Rhoen-Klinikum AG (Germany)	125,735	2,774,344
VCA Antech, Inc. (b)	65,702	1,385,655

		4,159,999

Health Care Services—3.03%
DaVita, Inc. (b)	79,335	5,476,495
Laboratory Corp. of America Holdings (b)	43,893	3,442,528
Quest Diagnostics Inc.	96,138	4,852,085

		13,771,108

Household Products—0.63%
Energizer Holdings, Inc. (b)	42,593	2,863,527

Hypermarkets & Super Centers—1.43%
BJ’s Wholesale Club, Inc. (b)	156,236	6,483,794

Industrial Conglomerates—0.51%
Tyco International Ltd.	62,664	2,301,649

Industrial Gases—0.14%
Air Products & Chemicals, Inc.	7,555	625,705

Industrial Machinery—1.83%
Actuant Corp. -Class A	97,323	2,234,536
Danaher Corp.	19,064	774,189
Pall Corp.	42,365	1,764,079
Parker Hannifin Corp.	50,612	3,545,877

		8,318,681

Insurance Brokers—1.35%
Marsh & McLennan Cos., Inc.	253,291	6,109,379

Investment Banking & Brokerage—0.21%
Charles Schwab Corp. (The)	68,119	946,854

IT Consulting & Other Services—1.32%
Amdocs Ltd. (b)	209,758	6,011,664

Leisure Products—0.62%
Hasbro, Inc.	62,852	2,797,543

Life & Health Insurance—0.73%
Torchmark Corp.	62,309	3,311,100

Life Sciences Tools & Services—2.69%
Pharmaceutical Product Development, Inc.	241,518	5,987,231
Techne Corp.	31,596	1,950,421
Waters Corp. (b)	60,459	4,279,288

		12,216,940

Managed Health Care—1.56%
Aetna Inc.	219,398	6,935,171
Health Net Inc. (b)	5,348	145,412

		7,080,583

Marine—0.65%
Kirby Corp. (b)	73,786	2,955,867

Metal & Glass Containers—0.62%
Owens-Illinois, Inc. (b)	101,039	2,835,154

Mortgage REIT’s—0.23%
Annaly Capital Management Inc.	58,300	1,026,080

Multi-Sector Holdings—0.19%
PICO Holdings, Inc. (b)	28,327	845,844

Office Electronics—0.20%
Xerox Corp.	88,731	918,366

Office Services & Supplies—0.99%
Pitney Bowes Inc.	209,391	4,476,780

Oil & Gas Equipment & Services—3.66%
Baker Hughes Inc.	173,706	7,399,876
Cameron International Corp. (b)	80,599	3,462,533
Dresser-Rand Group, Inc. (b)	90,594	3,342,013
National Oilwell Varco Inc.	31,059	1,381,194
Schlumberger Ltd.	16,981	1,046,199

		16,631,815

Oil & Gas Exploration & Production—1.04%
Newfield Exploration Co. (b)	68,063	3,909,539
Pioneer Natural Resources Co.	7,591	493,643
Southwestern Energy Co. (b)	9,474	316,810

		4,719,992

Oil & Gas Refining & Marketing—0.49%
Valero Energy Corp.	127,937	2,240,177

Oil & Gas Storage & Transportation—1.15%
Williams Cos., Inc. (The)	273,801	5,232,337

Paper Packaging—0.61%
Sealed Air Corp.	122,667	2,757,554

Personal Products—0.11%
Avon Products, Inc.	15,614	501,366

Pharmaceuticals—0.61%
Teva Pharmaceutical Industries Ltd. — ADR (Israel)	52,822	2,786,361

Property & Casualty Insurance—1.82%
Axis Capital Holdings Ltd.	19,675	648,095
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Property & Casualty Insurance—(continued)
Progressive Corp. (The)	363,861	$7,593,779

		8,241,874

Research & Consulting Services—0.44%
Dun & Bradstreet Corp. (The)	26,764	1,984,283

Restaurants—0.45%
Darden Restaurants, Inc.	48,292	2,065,932

Semiconductor Equipment—0.44%
FormFactor Inc. (b)	232,197	1,996,894

Semiconductors—2.35%
Linear Technology Corp.	207,062	6,363,015
Microchip Technology Inc. (c)	70,224	2,208,545
Xilinx, Inc.	78,155	2,079,705

		10,651,265

Specialized Consumer Services—0.66%
H&R Block, Inc.	230,524	2,985,286

Specialized Finance—0.53%
Moody’s Corp.	95,682	2,390,136

Specialty Chemicals—3.12%
International Flavors & Fragrances Inc.	137,260	6,659,855
Sigma-Aldrich Corp.	124,082	7,492,071

		14,151,926

Systems Software—2.90%
CA, Inc.	22,196	468,779
Symantec Corp. (b)	836,869	12,695,303

		13,164,082

Thrifts & Mortgage Finance—2.04%
People’s United Financial Inc.	706,714	9,250,886

Wireless Telecommunication Services—0.95%
MetroPCS Communications, Inc. (b)	411,930	4,308,788

Total Common Stocks & Other Equity Interests (Cost $317,644,190)		366,678,953

Money Market Funds—19.33%
Liquid Assets Portfolio — Institutional Class (d)	43,876,838	43,876,838
Premier Portfolio — Institutional Class (d)	43,876,838	43,876,838

Total Money Market Funds (Cost $87,753,676)		87,753,676

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.11% (Cost $405,397,866)		$454,432,629

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.73%
Liquid Assets Portfolio —Institutional Class (Cost $3,313,677)(d)(e)	3,313,677	$3,313,677

TOTAL INVESTMENTS—100.84% (Cost $408,711,543)		457,746,306

OTHER ASSETS LESS LIABILITIES—(0.84)%		(3,792,992)

NET ASSETS—100.00%		$453,953,314

Investment Abbreviations:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Mid Cap Core Equity Fund

A.	Security Valuations—(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on
Invesco V.I. Mid Cap Core Equity Fund

E.	Foreign Currency Translations—(continued)

securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$457,746,306	$—	$—	$457,746,306
Invesco V.I. Mid Cap Core Equity Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $207,106,568 and $282,618,567, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$54,850,858
Aggregate unrealized (depreciation) of investment securities	(9,939,258)

Net unrealized appreciation of investment securities	$44,911,600

Cost of investments for tax purposes is $412,834,706.
Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VIMKT-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–43.65%(a)

Asset-Backed Securities — Fully Supported Bank–20.09%
Crown Point Capital Co., LLC -Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	11/09/10	$1,000	$999,566
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi Ltd.) (b)(c)	0.25%	10/12/10	1,400	1,399,893
Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.30%	11/16/10	1,000	999,617
Lexington Parker Capital Co., LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	11/12/10	1,000	999,533
LMA-Americas LLC (CEP-Credit Agricole, S.A.) (b)(c)	0.27%	11/30/10	1,400	1,399,370

				5,797,979

Asset-Backed Securities — Multi-Purpose–8.32%
Gemini Securitization Corp. (c)	0.25%	10/07/10	1,000	999,958
Nieuw Amsterdam Receivables Corp. (b)(c)	0.28%	11/30/10	1,400	1,399,347

				2,399,305

Asset-Backed Securities — Securities–4.85%
Solitaire Funding Ltd./LLC (b)(c)	0.26%	10/04/10	1,400	1,399,970

Diversified Banks–6.93%
National Australia Funding Delaware Inc. (b)(c)	0.26%	12/13/10	1,000	999,483
Societe Generale North America, Inc. (b)	0.26%	10/07/10	1,000	999,957

				1,999,440

Regional Banks–3.46%
Banque et Caisse d’Epargne de l’Etat (b)	0.46%	10/28/10	1,000	999,655

Total Commercial Paper (Cost $12,596,349)				12,596,349

Variable Rate Demand Notes–31.93%(d)

Credit Enhanced–31.93%
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	12/01/28	1,800	1,800,000
Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.) (e)	0.34%	10/01/25	1,000	1,000,000
Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.27%	05/15/17	600	600,000
Miami-Dade (County of), Florida Industrial Development Authority (Professional Modification Services, Inc.); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.34%	08/01/18	1,000	1,000,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.28%	03/01/26	520	520,000
New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 B, VRD RB (LOC-TD Bank, N.A.) (b)(e)	0.33%	10/01/36	1,000	1,000,000
Pitney Road Partners, LLC; Series 2008, VRD Notes (CEP-General Electric Capital Corp.) (c)	0.55%	07/01/25	2,260	2,260,000
Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight Project); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.) (e)	0.55%	12/01/18	535	535,000
Saint Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (b)(e)	0.26%	03/01/29	500	500,000

Total Variable Rate Demand Notes (Cost $9,215,000)				9,215,000

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–8.17%
European Investment Bank Sr. Unsec. Global MTN (b)	5.25%	06/15/11	$968	$998,004
Unilever Capital Corp. Sr. Unsec. Gtd. Global MTN (b)	7.13%	11/01/10	1,351	1,358,799
Total Medium-Term Notes (Cost $2,356,803)				2,356,803

TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.75% (Cost $24,168,152)				24,168,152

			Repurchase
			Amount

Repurchase Agreements–16.04%(f)
BNP Paribas, Joint agreement dated 09/30/10, aggregate maturing value $592,006,249 (collateralized by U.S. Government sponsored agency & Corporate obligations valued at $604,926,600; 0%-6.24%, 01/07/14-06/25/43) (b)	0.38%	10/01/10	1,400,015	1,400,000
RBC Capital Markets Corp., Joint agreement dated 09/30/10, aggegrate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 4.00%-6.50%, 10/01/33-09/01/40)	0.25%	10/01/10	429,298	429,295
RBS Securities Inc., Joint agreement dated 09/30/10, aggregate maturing value $350,002,236 (collateralized by U.S. Government sponsored agency obligations valued at $357,004,964; 0%-9.38%, 11/10/11-09/15/39)	0.23%	10/01/10	1,400,009	1,400,000
Wells Fargo Securities, LLC, Joint agreement dated 09/30/10, aggregate maturing value $1,000,008,333 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-7.88%, 10/15/10-08/12/45)	0.30%	10/01/10	1,400,012	1,400,000

Total Repurchase Agreements (Cost $4,629,295)				4,629,295

TOTAL INVESTMENTS(g)(h)–99.79% (Cost $28,797,447)				28,797,447

OTHER ASSETS LESS LIABILITIES—0.21%				59,815

NET ASSETS—100.00%				$28,857,262

Investment Abbreviations:

CEP	— Credit Enhancement Provider

Gtd.	— Guaranteed

IDR	— Industrial Development Revenue Bonds

LOC	— Letter of Credit

MTN	— Medium-Term Notes

RB	— Revenue Bonds

Ref.	— Refunding

Sr.	— Senior

Unsec.	— Unsecured

VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 20.0%; France: 13.2%; other countries less than 5% each: 25.3%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $12,856,737, which represented 44.55% of the Fund’s Net Assets.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2010.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Principal amount equals value at period end. See Note 1D.

(g)	Also represents cost for federal income tax purposes.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	11.5%
Wells Fargo Bank, N.A.	8.3
General Electric Capital Corp.	7.8
Liberty Hampshire Co., LLC	6.9
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Invesco V.I. Money Market Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2	— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$28,797,447	$—	$28,797,447

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.9%
Advertising —0.2%
Interpublic Group of Cos., Inc. (The) (b)	5,540	$55,566
Omnicom Group, Inc.	3,440	135,811

		191,377

Aerospace & Defense—2.7%
Boeing Co. (The)	8,354	555,875
General Dynamics Corp.	4,343	272,784
Goodrich Corp.	1,426	105,139
Honeywell International, Inc.	8,836	388,254
ITT Corp.	2,091	97,921
L-3 Communications Holdings, Inc.	1,306	94,385
Lockheed Martin Corp.	3,393	241,853
Northrop Grumman Corp.	3,358	203,596
Precision Castparts Corp.	1,620	206,307
Raytheon Co.	4,271	195,227
Rockwell Collins, Inc.	1,793	104,442
United Technologies Corp.	10,607	755,537

		3,221,320

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	7,327	233,878

Air Freight & Logistics —1.1%
C.H. Robinson Worldwide, Inc.	1,890	132,149
Expeditors International of Washington, Inc.	2,426	112,154
FedEx Corp.	3,590	306,945
United Parcel Service, Inc.-Class B	11,312	754,397

		1,305,645

Airlines—0.1%
Southwest Airlines Co.	8,483	110,873

Aluminum—0.1%
Alcoa, Inc.	11,639	140,948

Apparel Retail—0.5%
Abercrombie & Fitch Co.-Class A	1,018	40,028
Gap, Inc. (The)	4,986	92,939
Limited Brands, Inc.	3,021	80,902
Ross Stores, Inc.	1,395	76,195
TJX Cos., Inc.	4,550	203,067
Urban Outfitters, Inc. (b)	1,469	46,185

		539,316

Apparel, Accessories & Luxury Goods—0.2%
Coach, Inc.	3,377	145,076
Polo Ralph Lauren Corp.	749	67,305
VF Corp.	986	79,886

		292,267

Application Software—0.6%
Adobe Systems, Inc. (b)	5,982	156,429
Autodesk, Inc. (b)	2,586	82,674
Citrix Systems, Inc. (b)	2,116	144,396
Compuware Corp. (b)	2,588	22,076
Intuit, Inc. (b)	3,227	141,375
Salesforce.com, Inc. (b)	1,334	149,141

		696,091

Asset Management & Custody Banks—1.2%
Ameriprise Financial, Inc.	2,865	135,600
Bank of New York Mellon Corp. (The)	13,827	361,300
Federated Investors, Inc.-Class B	1,061	24,148
Franklin Resources, Inc.	1,683	179,913
Invesco Ltd.	5,377	114,154
Janus Capital Group, Inc.	2,127	23,291
Legg Mason, Inc.	1,727	52,345
Northern Trust Corp.	2,756	132,949
State Street Corp.	5,718	215,340
T. Rowe Price Group, Inc.	2,926	146,490

		1,385,530

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Auto Parts & Equipment—0.2%
Johnson Controls, Inc.	7,668	$233,874

Automobile Manufacturers—0.4%
Ford Motor Co. (b)	39,270	480,665

Automotive Retail—0.1%
AutoNation, Inc. (b)	718	16,693
AutoZone, Inc. (b)	327	74,854
O’Reilly Automotive, Inc. (b)	1,573	83,684

		175,231

Biotechnology—1.4%
Amgen, Inc. (b)	10,920	601,801
Biogen Idec, Inc. (b)	2,757	154,723
Celgene Corp. (b)	5,253	302,625
Cephalon, Inc. (b)	868	54,198
Genzyme Corp. (b)	2,909	205,928
Gilead Sciences, Inc. (b)	9,560	340,432

		1,659,707

Brewers—0.1%
Molson Coors Brewing Co.-Class B	1,797	84,854

Broadcasting—0.2%
CBS Corp.-Class B	7,815	123,946
Discovery Communications, Inc.-Class A (b)	3,259	141,929

		265,875

Building Products—0.0%
Masco Corp.	4,084	44,965

Cable & Satellite—1.1%
Comcast Corp.-Class A	32,045	579,374
DirecTV-Class A (b)	9,896	411,970
Scripps Networks Interactive, Inc.-Class A	1,036	49,293
Time Warner Cable, Inc.	4,034	217,796

		1,258,433

Casinos & Gaming—0.1%
International Game Technology	3,360	48,552
Wynn Resorts Ltd.	860	74,622

		123,174

Coal & Consumable Fuels—0.2%
Consol Energy, Inc.	2,577	95,246
Massey Energy Co.	1,202	37,286
Peabody Energy Corp.	3,063	150,118

		282,650

Commercial Printing—0.0%
RR Donnelley & Sons Co.	2,364	40,093

Communications Equipment—2.6%
Cisco Systems, Inc. (b)	65,228	1,428,493
Corning, Inc.	17,792	325,238
Harris Corp.	1,479	65,505
JDS Uniphase Corp. (b)	2,482	30,752
Juniper Networks, Inc. (b)	5,935	180,127
Motorola, Inc. (b)	26,648	227,308
QUALCOMM, Inc.	18,328	826,959
Tellabs, Inc.	4,391	32,713

		3,117,095

Computer & Electronics Retail—0.2%
Best Buy Co., Inc.	3,943	160,992
GameStop Corp.-Class A (b)	1,725	34,000
RadioShack Corp.	1,397	29,798

		224,790

Computer Hardware—5.3%
Apple, Inc. (b)	10,430	2,959,512
Dell, Inc. (b)	19,318	250,361
Hewlett-Packard Co.	25,893	1,089,319
International Business Machines Corp.	14,401	1,931,750
Teradata Corp. (b)	1,901	73,303

		6,304,245

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Computer Storage & Peripherals—0.8%
EMC Corp. (b)	23,434	$475,944
Lexmark International, Inc. (b)	893	39,846
NetApp, Inc. (b)	4,077	202,994
QLogic Corp. (b)	1,232	21,732
SanDisk Corp. (b)	2,660	97,489
Western Digital Corp. (b)	2,638	74,893

		912,898

Construction & Engineering—0.2%
Fluor Corp.	2,036	100,843
Jacobs Engineering Group, Inc. (b)	1,443	55,844
Quanta Services, Inc. (b)	2,420	46,174

		202,861

Construction Materials—0.0%
Vulcan Materials Co.	1,454	53,682

Construction, Farm Machinery & Heavy Trucks—1.1%
Caterpillar, Inc.	7,197	566,260
Cummins, Inc.	2,269	205,526
Deere & Co.	4,842	337,875
PACCAR, Inc.	4,159	200,256

		1,309,917

Consumer Electronics—0.0%
Harman International Industries, Inc. (b)	827	27,630

Consumer Finance—0.7%
American Express Co.	11,952	502,343
Capital One Financial Corp.	5,203	205,779
Discover Financial Services	6,183	103,132
SLM Corp. (b)	5,498	63,502

		874,756

Data Processing & Outsourced Services—1.2%
Automatic Data Processing, Inc.	5,617	236,083
Computer Sciences Corp.	1,757	80,822
Fidelity National Information Services, Inc.	3,009	81,634
Fiserv, Inc. (b)	1,713	92,194
Mastercard, Inc.-Class A	1,102	246,848
Paychex, Inc.	3,641	100,091
Total System Services, Inc.	1,892	28,834
Visa, Inc.-Class A	5,673	421,277
Western Union Co. (The)	7,520	132,878

		1,420,661

Department Stores—0.4%
JC Penney Co., Inc.	2,722	73,984
Kohl’s Corp. (b)	3,509	184,854
Macy’s, Inc.	4,842	111,802
Nordstrom, Inc.	1,897	70,568
Sears Holdings Corp. (b)	505	36,431

		477,639

Distillers & Vintners—0.1%
Brown-Forman Corp.-Class B	1,184	72,982
Constellation Brands, Inc. (b)	2,022	35,769

		108,751

Distributors—0.1%
Genuine Parts Co.	1,809	80,663

Diversified Banks—1.7%
Comerica, Inc.	2,036	75,637
US Bancorp	21,853	472,462
Wells Fargo & Co.	59,756	1,501,668

		2,049,767

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Diversified Chemicals—0.9%
Dow Chemical Co. (The)	13,268	$364,339
Eastman Chemical Co.	835	61,790
EI Du Pont de Nemours & Co.	10,328	460,836
FMC Corp.	839	57,396
PPG Industries, Inc.	1,895	137,956

		1,082,317

Diversified Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold, Inc.	5,377	459,142
Titanium Metals Corp. (b)	1,008	20,120

		479,262

Diversified Support Services—0.1%
Cintas Corp.	1,518	41,821
Iron Mountain, Inc.	2,300	51,382

		93,203

Drug Retail—0.7%
CVS Caremark Corp.	15,514	488,226
Walgreen Co.	11,112	372,252

		860,478

Education Services—0.1%
Apollo Group, Inc.-Class A (b)	1,433	73,585
DeVry, Inc.	705	34,693

		108,278

Electric Utilities—1.9%
Allegheny Energy, Inc.	1,925	47,201
American Electric Power Co., Inc.	5,458	197,743
Duke Energy Corp.	15,073	266,943
Edison International	3,713	127,690
Entergy Corp.	2,132	163,162
Exelon Corp.	7,530	320,628
FirstEnergy Corp.	3,502	134,967
NextEra Energy, Inc.	4,726	257,047
Northeast Utilities	1,998	59,081
Pepco Holdings, Inc.	2,567	47,746
Pinnacle West Capital Corp.	1,252	51,670
PPL Corp.	5,511	150,065
Progress Energy, Inc.	3,339	148,318
Southern Co.	9,501	353,817

		2,326,078

Electrical Components & Equipment—0.5%
Emerson Electric Co.	8,585	452,086
First Solar, Inc. (b)	615	90,620
Rockwell Automation, Inc.	1,624	100,250

		642,956

Electronic Components—0.1%
Amphenol Corp.-Class A	1,977	96,833

Electronic Equipment & Instruments—0.1%
Agilent Technologies, Inc. (b)	3,957	132,045
FLIR Systems, Inc. (b)	1,831	47,057

		179,102

Electronic Manufacturing Services—0.1%
Jabil Circuit, Inc.	2,214	31,904
Molex, Inc.	1,621	33,927

		65,831

Environmental & Facilities Services—0.3%
Republic Services, Inc.	3,497	106,623
Stericycle, Inc. (b)	963	66,909
Waste Management, Inc.	5,451	194,819

		368,351

Fertilizers & Agricultural Chemicals—0.3%
CF Industries Holdings, Inc.	809	77,260
Monsanto Co.	6,170	295,728

		372,988

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Food Distributors—0.2%
Sysco Corp.	6,734	$192,054

Food Retail—0.3%
Kroger Co. (The)	7,366	159,548
Safeway, Inc.	4,341	91,856
SUPERVALU, Inc.	2,435	28,075
Whole Foods Market, Inc. (b)	1,667	61,862

		341,341

Footwear—0.3%
NIKE, Inc.-Class B	4,412	353,578

Forest Products—0.1%
Weyerhaeuser Co.	6,146	96,861

Gas Utilities—0.1%
EQT Corp.	1,702	61,374
Nicor, Inc.	538	24,651

		86,025

General Merchandise Stores—0.4%
Big Lots, Inc. (b)	862	28,662
Family Dollar Stores, Inc.	1,538	67,918
Target Corp.	8,237	440,185

		536,765

Gold—0.3%
Newmont Mining Corp.	5,621	353,055

Health Care Distributors—0.4%
AmerisourceBergen Corp.	3,219	98,695
Cardinal Health, Inc.	4,009	132,457
McKesson Corp.	2,984	184,352
Patterson Cos., Inc.	1,062	30,426

		445,930

Health Care Equipment—1.7%
Baxter International, Inc.	6,671	318,273
Becton Dickinson and Co.	2,659	197,032
Boston Scientific Corp. (b)	17,286	105,963
C.R. Bard, Inc.	1,083	88,189
CareFusion Corp. (b)	2,537	63,019
Hospira, Inc. (b)	1,890	107,749
Intuitive Surgical, Inc. (b)	449	127,399
Medtronic, Inc.	12,330	414,041
St. Jude Medical, Inc. (b)	3,724	146,502
Stryker Corp.	3,897	195,045
Varian Medical Systems, Inc. (b)	1,407	85,124
Zimmer Holdings, Inc. (b)	2,311	120,935

		1,969,271

Health Care Facilities—0.0%
Tenet Healthcare Corp. (b)	5,539	26,144

Health Care Services—0.7%
Cerner Corp. (b)	809	67,948
DaVita, Inc. (b)	1,183	81,663
Express Scripts, Inc. (b)	6,192	301,550
Laboratory Corp. of America Holdings (b)	1,184	92,861
Medco Health Solutions, Inc. (b)	4,942	257,281
Quest Diagnostics, Inc.	1,679	84,739

		886,042

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Health Care Supplies—0.0%
DENTSPLY International, Inc.	1,630	$52,111

Home Entertainment Software—0.1%
Electronic Arts, Inc. (b)	3,816	62,697

Home Furnishings—0.0%
Leggett & Platt, Inc.	1,669	37,986

Home Improvement Retail—0.9%
Home Depot, Inc.	19,014	602,364
Lowe’s Cos., Inc.	16,022	357,130
Sherwin-Williams Co. (The)	1,030	77,394

		1,036,888

Homebuilding—0.1%
DR Horton, Inc.	3,206	35,651
Lennar Corp.-Class A	1,793	27,576
Pulte Group, Inc. (b)	3,845	33,682

		96,909

Homefurnishing Retail—0.1%
Bed Bath & Beyond, Inc. (b)	3,000	130,230

Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp. (Units) (Panama) (c)	4,968	189,827
Marriott International, Inc.-Class A	3,271	117,200
Starwood Hotels & Resorts Worldwide, Inc.	2,159	113,455
Wyndham Worldwide Corp.	2,050	56,314

		476,796

Household Appliances—0.2%
Snap-On, Inc.	658	30,604
Stanley Black & Decker, Inc.	1,891	115,880
Whirlpool Corp.	855	69,221

		215,705

Household Products—2.3%
Clorox Co.	1,585	105,814
Colgate-Palmolive Co.	5,548	426,419
Kimberly-Clark Corp.	4,673	303,979
Procter & Gamble Co. (The)	32,410	1,943,628

		2,779,840

Housewares & Specialties—0.1%
Fortune Brands, Inc.	1,735	85,414
Newell Rubbermaid, Inc.	3,223	57,402

		142,816

Human Resource & Employment Services—0.1%
Monster Worldwide, Inc. (b)	1,506	19,518
Robert Half International, Inc.	1,692	43,992

		63,510

Hypermarkets & Super Centers—1.3%
Costco Wholesale Corp.	5,026	324,127
Wal-Mart Stores, Inc.	22,837	1,222,236

		1,546,363

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The) (b)	7,616	86,442
Constellation Energy Group, Inc.	2,305	74,313
NRG Energy, Inc. (b)	2,850	59,337

		220,092

Industrial Conglomerates—2.5%
3M Co.	8,128	704,779
General Electric Co. (d)	122,075	1,983,719
Textron, Inc.	3,165	65,072
Tyco International Ltd. (Luxembourg)	5,682	208,700

		2,962,270

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial Gases—0.4%
Air Products & Chemicals, Inc.	2,419	$200,341
Praxair, Inc.	3,487	314,737

		515,078

Industrial Machinery—0.9%
Danaher Corp.	6,109	248,087
Dover Corp.	2,128	111,103
Eaton Corp.	1,909	157,473
Flowserve Corp.	638	69,810
Illinois Tool Works, Inc.	5,748	270,271
Pall Corp.	1,350	56,214
Parker Hannifin Corp.	1,834	128,490
Roper Industries, Inc.	1,069	69,677

		1,111,125

Industrial REIT’s—0.1%
ProLogis	5,489	64,660

Insurance Brokers—0.2%
AON Corp.	3,070	120,068
Marsh & McLennan Cos., Inc.	6,153	148,410

		268,478

Integrated Oil & Gas—6.5%
Chevron Corp.	22,957	1,860,665
ConocoPhillips	16,936	972,634
Exxon Mobil Corp.	58,140	3,592,471
Hess Corp.	3,330	196,870
Marathon Oil Corp.	8,087	267,680
Murphy Oil Corp.	2,182	135,109
Occidental Petroleum Corp.	9,258	724,901

		7,750,330

Integrated Telecommunication Services—2.9%
AT&T, Inc.	67,484	1,930,042
CenturyLink, Inc.	3,449	136,098
Frontier Communications Corp.	11,295	92,280
Qwest Communications International, Inc.	19,859	124,516
Verizon Communications, Inc.	32,275	1,051,842
Windstream Corp.	5,466	67,177

		3,401,955

Internet Retail—0.7%
Amazon.com, Inc. (b)	4,039	634,365
Expedia, Inc.	2,377	67,055
Priceline.com, Inc. (b)	552	192,284

		893,704

Internet Software & Services—1.8%
Akamai Technologies, Inc. (b)	2,069	103,822
eBay, Inc. (b)	13,184	321,690
Google, Inc.-Class A (b)	2,837	1,491,666
VeriSign, Inc. (b)	1,979	62,814
Yahoo!, Inc. (b)	15,394	218,133

		2,198,125

Investment Banking & Brokerage—1.2%
Charles Schwab Corp. (The)	11,314	157,264
E*Trade Financial Corp. (b)	2,265	32,933
Goldman Sachs Group, Inc. (The)	5,886	850,998
Morgan Stanley	15,935	393,276

		1,434,471

IT Consulting & Other Services—0.2%
Cognizant Technology Solutions Corp.-Class A (b)	3,434	221,390
SAIC, Inc. (b)	3,394	54,236

		275,626

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Leisure Products—0.1%
Hasbro, Inc.	1,596	$71,038
Mattel, Inc.	4,156	97,500

		168,538

Life & Health Insurance—1.1%
Aflac, Inc.	5,352	276,752
Lincoln National Corp.	3,616	86,495
MetLife, Inc.	10,352	398,034
Principal Financial Group, Inc.	3,640	94,349
Prudential Financial, Inc.	5,311	287,750
Torchmark Corp.	922	48,995
Unum Group	3,775	83,616

		1,275,991

Life Sciences Tools & Services—0.4%
Life Technologies Corp. (b)	2,080	97,115
PerkinElmer, Inc.	1,307	30,244
Thermo Fisher Scientific, Inc. (b)	4,651	222,690
Waters Corp. (b)	1,058	74,885

		424,934

Managed Health Care—0.9%
Aetna, Inc.	4,765	150,622
CIGNA Corp.	3,107	111,168
Coventry Health Care, Inc. (b)	1,667	35,891
Humana, Inc. (b)	1,939	97,415
UnitedHealth Group, Inc.	12,836	450,672
WellPoint, Inc. (b)	4,556	258,052

		1,103,820

Metal & Glass Containers—0.1%
Ball Corp.	1,051	61,852
Owens-Illinois, Inc. (b)	1,870	52,472
Pactiv Corp. (b)	1,534	50,591

		164,915

Motorcycle Manufacturers—0.1%
Harley-Davidson, Inc.	2,656	75,537

Movies & Entertainment—1.4%
News Corp.-Class A	26,038	340,056
Time Warner, Inc.	12,839	393,516
Viacom, Inc.-Class B	6,910	250,073
Walt Disney Co. (The)	21,838	723,056

		1,706,701

Multi-line Insurance—0.4%
American International Group, Inc. (b)	1,538	60,136
Assurant, Inc.	1,191	48,474
Genworth Financial, Inc.-Class A (b)	5,537	67,662
Hartford Financial Services Group, Inc.	5,102	117,091
Loews Corp.	3,629	137,539

		430,902

Multi-Sector Holdings—0.0%
Leucadia National Corp. (b)	2,267	53,546

Multi-Utilities—1.5%
Ameren Corp.	2,747	78,015
CenterPoint Energy, Inc.	4,774	75,047
CMS Energy Corp.	2,646	47,681
Consolidated Edison, Inc.	3,213	154,931
Dominion Resources, Inc.	6,726	293,657
DTE Energy Co.	1,919	88,140
Integrys Energy Group, Inc.	889	46,281
NiSource, Inc.	3,214	55,923
Oneok, Inc.	1,227	55,264
PG&E Corp.	4,461	202,619
Public Service Enterprise Group, Inc.	5,745	190,044
SCANA Corp.	1,309	52,779
Sempra Energy	2,821	151,770
TECO Energy, Inc.	2,455	42,521
Wisconsin Energy Corp.	1,331	76,932
Xcel Energy, Inc.	5,286	121,419

		1,733,023

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Office Electronics—0.1%
Xerox Corp.	15,825	$163,789

Office REIT’s—0.1%
Boston Properties, Inc.	1,583	131,579

Office Services & Supplies—0.1%
Avery Dennison Corp.	1,275	47,328
Pitney Bowes, Inc.	2,379	50,863

		98,191

Oil & Gas Drilling—0.2%
Diamond Offshore Drilling, Inc.	802	54,351
Helmerich & Payne, Inc.	1,204	48,714
Nabors Industries Ltd. (Bermuda) (b)	3,207	57,918
Rowan Cos., Inc. (b)	1,321	40,106

		201,089

Oil & Gas Equipment & Services—1.6%
Baker Hughes, Inc.	4,921	209,634
Cameron International Corp. (b)	2,783	119,558
FMC Technologies, Inc. (b)	1,385	94,582
Halliburton Co.	10,421	344,622
National Oilwell Varco, Inc.	4,776	212,389
Schlumberger Ltd. (Netherlands Antilles)	15,601	961,178

		1,941,963

Oil & Gas Exploration & Production—1.8%
Anadarko Petroleum Corp.	5,639	321,705
Apache Corp.	4,159	406,584
Cabot Oil & Gas Corp.	1,200	36,132
Chesapeake Energy Corp.	7,521	170,351
Denbury Resources, Inc. (b)	4,569	72,601
Devon Energy Corp.	4,966	321,499
EOG Resources, Inc.	2,885	268,218
Noble Energy, Inc.	1,989	149,354
Pioneer Natural Resources Co.	1,320	85,840
QEP Resources, Inc.	1,995	60,129
Range Resources Corp.	1,816	69,244
Southwestern Energy Co. (b)	3,945	131,921

		2,093,578

Oil & Gas Refining & Marketing—0.2%
Sunoco, Inc.	1,392	50,808
Tesoro Corp.	1,587	21,202
Valero Energy Corp.	6,432	112,625

		184,635

Oil & Gas Storage & Transportation—0.3%
El Paso Corp.	7,997	99,003
Spectra Energy Corp.	7,386	166,554
Williams Cos., Inc. (The)	6,702	128,075

		393,632

Other Diversified Financial Services—3.6%
Bank of America Corp.	114,569	1,502,000
Citigroup, Inc. (b)	271,281	1,057,996
JPMorgan Chase & Co.	45,259	1,723,010

		4,283,006

Packaged Foods & Meats—1.6%
Campbell Soup Co.	2,232	79,794
ConAgra Foods, Inc.	5,019	110,117
Dean Foods Co. (b)	2,073	21,165
General Mills, Inc.	7,333	267,948
Hershey Co. (The)	1,762	83,854
HJ Heinz Co.	3,634	172,143
Hormel Foods Corp.	799	35,636
JM Smucker Co. (The)	1,357	82,139
Kellogg Co.	2,975	150,267
Kraft Foods, Inc.-Class A	19,876	613,373
McCormick & Co., Inc.	1,509	63,438
Mead Johnson Nutrition Co.	2,330	132,600
Sara Lee Corp.	7,511	100,873
Tyson Foods, Inc.-Class A	3,446	55,205

		1,968,552

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Paper Packaging—0.1%
Bemis Co., Inc.	1,259	$39,973
Sealed Air Corp.	1,805	40,577

		80,550

Paper Products—0.1%
International Paper Co.	5,012	109,011
MeadWestvaco Corp.	1,941	47,322

		156,333

Personal Products—0.2%
Avon Products, Inc.	4,916	157,853
Estee Lauder Cos., Inc. (The)-Class A	1,303	82,388

		240,241

Pharmaceuticals—6.0%
Abbott Laboratories	17,629	920,939
Allergan, Inc.	3,504	233,121
Bristol-Myers Squibb Co.	19,604	531,465
Eli Lilly & Co.	11,568	422,579
Forest Laboratories, Inc. (b)	3,254	100,646
Johnson & Johnson	31,443	1,948,208
King Pharmaceuticals, Inc. (b)	2,882	28,705
Merck & Co., Inc.	35,140	1,293,503
Mylan, Inc. (b)	3,488	65,609
Pfizer, Inc.	91,783	1,575,914
Watson Pharmaceuticals, Inc. (b)	1,237	52,338

		7,173,027

Photographic Products—0.0%
Eastman Kodak Co. (b)	3,110	13,062

Property & Casualty Insurance—2.4%
ACE Ltd. (Switzerland)	3,869	225,369
Allstate Corp. (The)	6,115	192,928
Berkshire Hathaway, Inc.-Class B (b)	19,751	1,633,013
Chubb Corp.	3,590	204,594
Cincinnati Financial Corp.	1,847	53,286
Progressive Corp. (The)	7,599	158,591
Travelers Cos., Inc. (The)	5,357	279,100
XL Group PLC (Cayman Islands)	3,885	84,149

		2,831,030

Publishing—0.2%
Gannett Co., Inc.	2,745	33,571
McGraw-Hill Cos., Inc. (The)	3,495	115,545
Meredith Corp.	410	13,657
New York Times Co. (The)-Class A (b)	1,391	10,766
Washington Post Co. (The)-Class B	68	27,160

		200,699

Railroads—0.8%
CSX Corp.	4,334	239,757
Norfolk Southern Corp.	4,217	250,954
Union Pacific Corp.	5,669	463,724

		954,435

Real Estate Services—0.1%
CB Richard Ellis Group, Inc.-Class A (b)	3,305	60,415

Regional Banks—1.0%
BB&T Corp.	7,960	191,677
Fifth Third Bancorp	9,060	108,992
First Horizon National Corp. (b)	2,675	30,517
Huntington Bancshares, Inc.	8,151	46,216
KeyCorp	10,022	79,775
M&T Bank Corp.	979	80,092
Marshall & Ilsley Corp.	5,992	42,184
PNC Financial Services Group, Inc.	5,996	311,252
Regions Financial Corp.	14,317	104,084
SunTrust Banks, Inc.	5,667	146,379
Zions Bancorporation	1,964	41,951

		1,183,119

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

REIT — Diversified—0.1%
Vornado Realty Trust	1,851	$158,316

Research & Consulting Services—0.1%
Dun & Bradstreet Corp.	581	43,075
Equifax, Inc.	1,462	45,615

		88,690

Residential REIT’s—0.2%
Apartment Investment & Management Co.	1,295	27,687
AvalonBay Communities, Inc.	972	101,020
Equity Residential	3,224	153,366

		282,073

Restaurants—1.2%
Darden Restaurants, Inc.	1,601	68,491
McDonald’s Corp.	12,152	905,445
Starbucks Corp.	8,491	217,200
Yum! Brands, Inc.	5,328	245,408

		1,436,544

Retail REIT’s—0.3%
Kimco Realty Corp.	4,645	73,159
Simon Property Group, Inc.	3,335	309,288

		382,447

Semiconductor Equipment—0.3%
Applied Materials, Inc.	15,213	177,688
KLA-Tencor Corp.	1,937	68,241
MEMC Electronic Materials, Inc. (b)	2,617	31,195
Novellus Systems, Inc. (b)	1,047	27,829
Teradyne, Inc. (b)	2,053	22,870

		327,823

Semiconductors—2.1%
Advanced Micro Devices, Inc. (b)	6,434	45,746
Altera Corp.	3,507	105,771
Analog Devices, Inc.	3,402	106,755
Broadcom Corp.-Class A	5,116	181,055
Intel Corp.	63,576	1,222,566
Linear Technology Corp.	2,562	78,730
LSI Corp. (b)	7,328	33,416
Microchip Technology, Inc.	2,114	66,485
Micron Technology, Inc. (b)	9,738	70,211
National Semiconductor Corp.	2,754	35,169
NVIDIA Corp. (b)	6,510	76,037
Texas Instruments, Inc.	13,646	370,352
Xilinx, Inc.	2,949	78,473

		2,470,766

Soft Drinks—2.5%
Coca-Cola Co. (The)	26,370	1,543,172
Coca-Cola Enterprises, Inc.	3,787	117,397
Dr Pepper Snapple Group, Inc.	2,700	95,904
PepsiCo, Inc.	18,165	1,206,883

		2,963,356

Specialized Consumer Services—0.0%
H&R Block, Inc.	3,521	45,597

Specialized Finance—0.4%
CME Group, Inc.	767	199,765
IntercontinentalExchange, Inc. (b)	853	89,326
Moody’s Corp.	2,350	58,703
NASDAQ OMX Group, Inc. (The) (b)	1,641	31,885
NYSE Euronext	2,974	84,967

		464,646

Specialized REIT’s—0.5%
HCP, Inc.	3,534	127,153
Health Care REIT, Inc.	1,525	72,193
Host Hotels & Resorts, Inc.	7,503	108,643
Plum Creek Timber Co., Inc.	1,856	65,517
Public Storage	1,592	154,488
Ventas, Inc.	1,787	92,156

		620,150

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Specialty Chemicals—0.3%
Airgas, Inc.	850	$57,758
Ecolab, Inc.	2,659	134,918
International Flavors & Fragrances, Inc.	918	44,541
Sigma-Aldrich Corp.	1,382	83,445

		320,662

Specialty Stores—0.3%
CarMax, Inc. (b)	2,566	71,489
Office Depot, Inc. (b)	3,191	14,679
Staples, Inc.	8,309	173,824
Tiffany & Co.	1,448	68,041

		328,033

Steel—0.3%
AK Steel Holding Corp. (b)	1,212	16,738
Allegheny Technologies, Inc.	1,137	52,814
Cliffs Natural Resources, Inc.	1,543	98,628
Nucor Corp.	3,591	137,176
United States Steel Corp.	1,633	71,591

		376,947

Systems Software—3.2%
BMC Software, Inc. (b)	2,068	83,713
CA, Inc.	4,465	94,301
McAfee, Inc. (b)	1,735	81,996
Microsoft Corp.	86,925	2,128,793
Novell, Inc. (b)	3,978	23,749
Oracle Corp.	44,191	1,186,528
Red Hat, Inc. (b)	2,149	88,109
Symantec Corp. (b)	9,006	136,621

		3,823,810

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	6,012	73,707
People’s United Financial, Inc.	4,271	55,907

		129,614

Tires & Rubber—0.0%
Goodyear Tire & Rubber Co. (The) (b)	2,802	30,121

Tobacco—1.7%
Altria Group, Inc.	23,741	570,259
Lorillard, Inc.	1,741	139,820
Philip Morris International, Inc.	20,927	1,172,330
Reynolds American, Inc.	1,926	114,385

		1,996,794

Trading Companies & Distributors—0.1%
Fastenal Co.	1,682	89,465
WW Grainger, Inc.	680	80,995

		170,460

Trucking—0.0%
Ryder System, Inc.	603	25,790

Wireless Telecommunication Services—0.4%
American Tower Corp.—Class A (b)	4,598	235,694
MetroPCS Communications, Inc. (b)	3,022	31,610
Sprint Nextel Corp. (b)	34,094	157,855

		425,159

Total Common Stocks & Other Equity Interests (Cost $87,208,556)		117,991,259

Money Market Funds—1.1%
Investment Companies—1.1%
Liquid Assets Portfolio — Institutional Class (e)	677,530	677,530
Premier Portfolio — Institutional Class (e)	677,530	677,530

Total Money Market Funds (Cost $1,355,060)		1,355,060

Total Investments—100.0% (Cost $88,563,616)		119,346,319
Other Assets Less Liabilities—0.0%		(36,096)

Net Assets—100.0%		$119,310,223

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Investment Abbreviations:

REIT	Real Estate Investment Trust.
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts see note 1E and note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent
Invesco V.I. S&P 500 Index Fund

A.	Security Valuations — (continued)
uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs
Invesco V.I. S&P 500 Index Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$119,346,319	$—	$—	$119,346,319
Futures*	25,915	—	—	25,915

Total Investments	$119,372,234	$—	$—	$119,372,234

*	Unrealized appreciation.
NOTE 3 — Derivative Investments

Open Futures Contracts
	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

S&P 500 E-MINI	26	December-2010/Long	$1,477,710	$25,915

Invesco V.I. S&P 500 Index Fund

NOTE 4 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$36,349,591
Aggregate unrealized (depreciation) of investment securities	(10,942,454)

Net unrealized appreciation of investment securities	$25,407,137

Cost of investments for tax purposes is $93,939,182.
Invesco V.I. S&P 500 Index Fund

Invesco V.I. Select Dimensions Funds
Invesco V.I. Select Dimensions Balanced Fund
Invesco V.I. Select Dimensions Dividend Growth Fund
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	MS-VISDCOMBO-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)
Invesco V.I. Select Dimensions Balanced Funds

	Shares	Value

Common Stocks & Other Equity Interests—65.0%
Air Freight & Logistics—0.4%
FedEx Corp.	1,578	$134,919

Apparel Retail—0.2%
Gap, Inc. (The)	4,708	87,757

Asset Management & Custody Banks—0.6%
State Street Corp.	6,471	243,698

Automobile Manufacturers—0.4%
Ford Motor Co. (b)	13,881	169,903

Cable & Satellite—1.9%
Comcast Corp. — Class A	22,916	414,321
Time Warner Cable, Inc.	5,762	311,091

		725,412

Communications Equipment—0.8%
Cisco Systems, Inc. (b)	14,242	311,900

Computer Hardware—1.8%
Dell, Inc. (b)	21,200	274,752
Hewlett-Packard Co.	10,184	428,441

		703,193

Consumer Electronics—0.8%
Sony Corp. — ADR (Japan)	9,279	286,907

Data Processing & Outsourced Services—0.8%
Western Union Co. (The)	16,362	289,116

Diversified Banks—1.0%
US Bancorp	6,928	149,784
Wells Fargo & Co.	8,656	217,525

		367,309

Diversified Chemicals—1.2%
Dow Chemical Co. (The)	7,838	215,231
PPG Industries, Inc.	3,162	230,194

		445,425

Diversified Consumer Services—0.4%
Cintas Corp.	5,440	149,872

Drug Retail—1.0%
Walgreen Co.	11,194	374,999

Electric Utilities—3.1%
American Electric Power Co., Inc.	16,137	584,643
Edison International	4,597	158,091
Entergy Corp.	2,662	203,723
FirstEnergy Corp.	5,735	221,027

		1,167,484

Food Distributors—0.7%
Sysco Corp.	8,759	249,807

Health Care Distributors—0.4%
Cardinal Health, Inc.	4,970	164,209

Health Care Equipment—0.8%
Covidien PLC (Ireland)	7,682	308,740

Home Improvement Retail—0.9%
Home Depot, Inc.	11,337	359,156

Human Resource & Employment Services—0.7%
Manpower, Inc.	3,033	158,323
Robert Half International, Inc.	4,783	124,358

		282,681

Hypermarkets & Super Centers—1.3%
Wal-Mart Stores, Inc.	9,590	513,257

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Funds

	Shares	Value

Industrial Conglomerates—3.8%
General Electric Co.	54,316	$882,635
Siemens AG — ADR (Germany)	1,810	190,774
Tyco International Ltd. (Luxembourg)	10,131	372,112

		1,445,521

Industrial Machinery—1.1%
Dover Corp.	4,102	214,165
Ingersoll-Rand PLC (Ireland)	6,074	216,903

		431,068

Insurance Brokers—2.2%
Marsh & McLennan Cos., Inc.	34,166	824,084

Integrated Oil & Gas—5.4%
ConocoPhillips	5,480	314,716
Exxon Mobil Corp.	4,146	256,181
Hess Corp.	6,262	370,210
Occidental Petroleum Corp.	7,418	580,830
Royal Dutch Shell PLC — ADR (Netherlands)	8,648	521,474

		2,043,411

Integrated Telecommunication Services—0.7%
Verizon Communications, Inc.	8,755	285,325

Internet Software & Services—2.5%
eBay, Inc. (b)	27,479	670,487
Yahoo!, Inc. (b)	19,328	273,878

		944,365

Investment Banking & Brokerage—1.3%
Charles Schwab Corp. (The)	23,964	333,100
Morgan Stanley	6,034	148,919

		482,019

IT Consulting & Other Services—0.7%
Amdocs Ltd. (b)	9,199	263,643

Life & Health Insurance—0.5%
Principal Financial Group, Inc.	7,399	191,782

Managed Health Care—1.4%
UnitedHealth Group, Inc.	14,712	516,538

Movies & Entertainment—3.3%
Time Warner, Inc.	15,521	475,719
Viacom, Inc. — Class B	22,000	796,180

		1,271,899

Office Services & Supplies—0.4%
Avery Dennison Corp.	4,409	163,662

Oil & Gas Equipment & Services—1.1%
Cameron International Corp. (b)	2,117	90,946
Schlumberger Ltd. (Netherlands Antilles)	5,251	323,514

		414,460

Oil & Gas Exploration & Production—2.3%
Anadarko Petroleum Corp.	8,468	483,099
Devon Energy Corp.	3,846	248,990
Noble Energy, Inc.	2,000	150,180

		882,269

Other Diversified Financial Services—5.2%
Bank of America Corp.	40,909	536,317
Citigroup, Inc. (b)	64,707	252,357
JPMorgan Chase & Co.	30,919	1,177,087

		1,965,761

Packaged Foods & Meats—2.5%
Kraft Foods, Inc. — Class A	18,850	581,711
Unilever N.V. — NY Registered Shares (Netherlands)	11,857	354,287

		935,998

Personal Products—0.8%
Avon Products, Inc.	9,151	293,839

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Funds

	Shares	Value

Pharmaceuticals—5.0%
Abbott Laboratories	3,910	$204,258
Bayer AG — ADR (Germany)	4,078	284,378
Bristol-Myers Squibb Co.	18,605	504,382
Merck & Co., Inc.	7,434	273,646
Pfizer, Inc.	23,164	397,726
Roche Holding AG — ADR (Switzerland)	7,328	251,655

		1,916,045

Property & Casualty Insurance—0.7%
Chubb Corp.	4,945	281,815

Regional Banks—1.9%
BB&T Corp.	5,982	144,047
Fifth Third Bancorp	10,908	131,223
PNC Financial Services Group, Inc.	8,464	439,366

		714,636

Semiconductor Equipment—0.1%
Lam Research Corp. (b)	917	38,376

Semiconductors—0.7%
Intel Corp.	14,164	272,374

Soft Drinks—1.1%
Coca-Cola Co. (The)	3,760	220,035
Coca-Cola Enterprises, Inc.	6,422	199,082

		419,117

Wireless Telecommunication Services—1.1%
Vodafone Group PLC — ADR (United Kingdom)	17,702	439,187

Total Common Stocks & Other Equity Interests (Cost $24,832,668)		24,772,938

	Principal
	Amount
U.S. Treasury Securities—18.0%
U.S. Treasury Bills—0.0%
0.10%, 10/28/10 (c)(d)	$15,000	14,998

U.S. Treasury Bonds—1.8%
4.25%, 05/15/39	555,000	610,500
4.625%, 02/15/40	50,000	58,430

		668,930

U.S. Treasury Notes—16.2%
0.875%, 02/29/12	500,000	503,789
1.00%, 04/30/12	400,000	404,031
1.375%, 09/15/12	1,700,000	1,732,273
1.50%, 12/31/13	500,000	512,500
2.125%, 11/30/14	550,000	575,008
2.375%, 10/31/14	1,620,000	1,710,112
2.50%, 03/31/15	275,000	291,629
2.625%, 07/31/14	100,000	106,469
3.625%, 08/15/19	265,000	291,459
3.625%, 02/15/20	46,000	50,456

		6,177,726

Total U.S. Treasury Securities (Cost $6,586,524)		6,861,654

Bonds & Notes—13.5%
Agricultural Products—0.1%
Corn Products International, Inc., 6.625%, 04/15/37	25,000	27,123

Airlines—0.1%
Delta Air Lines, Inc., 6.20%, 07/02/18	20,000	21,175

Automobile Manufacturers—0.1%
Daimler Finance North America LLC, 7.30%, 01/15/12	20,000	21,492

Automotive Retail—0.2%
Advance Auto Parts, Inc., 5.75%, 05/01/20	50,000	53,812
AutoZone, Inc., 6.50%, 01/15/14	35,000	39,563

		93,375

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Funds

	Principal
	Amount	Value

Brewers—0.2%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 03/26/13	$15,000	$15,386
Anheuser-Busch InBev Worldwide, Inc., 7.20%, 01/15/14 (e)	25,000	29,178
FBG Finance Ltd. (Australia), 5.125%, 06/15/15 (e)	30,000	33,387

		77,951

Cable & Satellite—0.4%
Comcast Corp., 5.15%, 03/01/20	15,000	16,438
Comcast Corp., 5.70%, 05/15/18	45,000	51,524
DirecTV Holdings LLC/Financing Co., Inc., 7.625%, 05/15/16	40,000	44,700
Time Warner Cable, Inc., 6.75%, 06/15/39	10,000	11,542
Time Warner Cable, Inc., 8.25%, 04/01/19	10,000	12,925
Time Warner Cable, Inc., 8.75%, 02/14/19	15,000	19,818

		156,947

Construction Materials—0.0%
Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19 (e)	15,000	16,541

Consumer Finance—0.5%
American Express Co., 8.125%, 05/20/19	20,000	25,916
American Express Credit Corp., Series C, 7.30%, 08/20/13	35,000	40,192
Capital One Financial Corp., 6.75%, 09/15/17	50,000	60,196
HSBC Finance Corp., 6.375%, 10/15/11	25,000	26,353
HSBC Finance Corp., 6.75%, 05/15/11	45,000	46,650

		199,307

Department Stores—0.4%
Kohl’s Corp., 6.875%, 12/15/37	25,000	31,147
Macy’s Retail Holdings, Inc., 5.35%, 03/15/12	100,000	103,500

		134,647

Diversified Banks—1.3%
Abbey National Treasury Services PLC, 3.875%, 11/10/14 (e)	100,000	102,655
Ally Financial, Inc., 2.20%, 12/19/12	50,000	51,752
Bank of Nova Scotia, 2.375%, 12/17/13	35,000	36,258
Barclays Bank PLC (United Kingdom), 6.75%, 05/22/19	25,000	29,877
Commonwealth Bank of Australia (Australia), 5.00%, 10/15/19 (e)	35,000	37,935
Credit Suisse (Switzerland), 6.00%, 02/15/18	5,000	5,535
US Bancorp, 2.00%, 06/14/13	50,000	51,242
Wells Fargo & Co., 5.625%, 12/11/17	105,000	119,914
Westpac Banking Corp., 2.10%, 08/02/13	40,000	40,653

		475,821

Diversified Capital Markets—0.1%
Credit Suisse AG, 5.40%, 01/14/20	10,000	10,700
UBS AG (Switzerland), MTN, 5.875%, 12/20/17	25,000	28,394

		39,094

Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	30,000	33,441
Rio Tinto Finance USA Ltd. (Australia), 9.00%, 05/01/19	30,000	41,770
Southern Copper Corp., 5.375%, 04/16/20	5,000	5,313
Southern Copper Corp., 6.75%, 04/16/40	10,000	10,954

		91,478

Drug Retail—0.1%
CVS Pass-Through Trust, 6.036%, 12/10/28	40,851	42,892

Electric Utilities—0.9%
EDF SA, 4.60%, 01/27/20 (e)	25,000	27,372
Enel Finance International SA, 5.125%, 10/07/19 (e)	100,000	106,222
FirstEnergy Solutions Corp., 6.05%, 08/15/21	35,000	37,553
Iberdrola Finance Ireland Ltd. (Ireland), 3.80%, 09/11/14 (e)	75,000	77,163
Ohio Power Co., Series M, 5.375%, 10/01/21	50,000	57,350
Progress Energy, Inc., 7.05%, 03/15/19	35,000	43,641

		349,301

Electronic Components—0.0%
Corning, Inc., 7.25%, 08/15/36	5,000	5,920

Environmental & Facilities Services—0.1%
Waste Management, Inc., 5.00%, 03/15/14	35,000	38,521

Fertilizers & Agricultural Chemicals—0.0%
Potash Corp. of Saskatchewan, Inc. (Canada), 5.875%, 12/01/36	5,000	5,292

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Funds

	Principal
	Amount	Value

Food Retail—0.4%
Delhaize Group SA (Belgium), 5.875%, 02/01/14	$15,000	$16,971
Safeway, Inc., 3.95%, 08/15/20	70,000	70,731
WM Wrigley Jr. Co., 1.664%, 06/28/11(e)(f)	65,000	65,177

		152,879

Health Care Equipment—0.2%
Boston Scientific Corp., 5.45%, 06/15/14	40,000	42,160
CareFusion Corp., 4.125%, 08/01/12	35,000	36,619

		78,779

Health Care Services—0.3%
Express Scripts, Inc., 5.25%, 06/15/12	85,000	90,698
Medco Health Solutions, Inc., 2.75%, 09/15/15	20,000	20,356

		111,054

Home Improvement Retail—0.1%
Home Depot, Inc., 5.875%, 12/16/36	25,000	26,639

Hypermarkets & Super Centers—0.0%
Wal-Mart Stores, Inc., 5.25%, 09/01/35	10,000	10,763
Wal-Mart Stores, Inc., 6.50%, 08/15/37	5,000	6,275

		17,038

Industrial Conglomerates—1.2%
General Electric Capital Corp., 2.625%, 12/28/12	300,000	313,376
General Electric Capital Corp., 5.625%, 05/01/18	35,000	38,899
General Electric Capital Corp., MTN , 5.875%, 01/14/38	15,000	15,251
General Electric Co., 5.25%, 12/06/17	45,000	50,712
Koninklijke Philips Electronics N.V. (Netherlands), 5.75%, 03/11/18	25,000	29,237

		447,475

Insurance Brokers—0.1%
AON Corp., 3.50%, 09/30/15	25,000	25,497

Integrated Oil & Gas—0.1%
Hess Corp., 6.00%, 01/15/40	25,000	27,560
Shell International Finance BV (Finland), 3.10%, 06/28/15	5,000	5,271

		32,831

Integrated Telecommunication Services—0.7%
AT&T Corp., 8.00%, 11/15/31	1,000	1,336
AT&T, Inc., 5.35%, 09/01/40 (e)	4,000	4,093
AT&T, Inc., 6.15%, 09/15/34	15,000	16,602
AT&T, Inc., 6.30%, 01/15/38	50,000	56,567
Deutsche Telekom International Finance BV (Netherlands), 8.75%, 06/15/30	15,000	21,033
Telecom Italia Capital SA (Luxembourg), 6.999%, 06/04/18	35,000	40,415
Telecom Italia Capital SA (Luxembourg), 7.175%, 06/18/19	20,000	23,552
Telefonica Europe BV (Netherlands), 8.25%, 09/15/30	30,000	39,853
Verizon Communications, Inc., 6.35%, 04/01/19	25,000	30,545
Verizon Communications, Inc., 8.95%, 03/01/39	20,000	29,349

		263,345

Internet Retail—0.1%
Expedia, Inc., 5.95%, 08/15/20 (e)	45,000	45,946

Investment Banking & Brokerage—0.8%
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	55,000	67,214
Charles Schwab Corp. (The), 4.45%, 07/22/20	45,000	47,215
Goldman Sachs Group, Inc. (The), 6.15%, 04/01/18	100,000	111,467
Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	20,000	21,025
Jefferies Group, Inc., 6.875%, 04/15/21	55,000	58,715

		305,636

Life & Health Insurance—0.4%
Aegon N.V. (Netherlands), 4.625%, 12/01/15	25,000	26,597
Aflac, Inc., 6.45%, 08/15/40	30,000	31,210
Pacific LifeCorp, 6.00%, 02/10/20 (e)	40,000	43,832
Prudential Financial, Inc., MTN, 4.75%, 09/17/15	25,000	27,157
Prudential Financial, Inc., MTN, 6.625%, 12/01/37	15,000	17,005
Prudential Financial, Inc., Series D, 7.375%, 06/15/19	5,000	6,094

		151,895

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Funds

	Principal
	Amount	Value

Managed Health Care—0.2%
Aetna, Inc., 3.95%, 09/01/20	$55,000	$55,128
WellPoint, Inc., 4.35%, 08/15/20	35,000	36,447

		91,575

Movies & Entertainment—0.0%
Time Warner, Inc., 5.875%, 11/15/16	10,000	11,612

Multi-line Insurance—0.1%
CNA Financial Corp., 5.875%, 08/15/20	30,000	30,690

Multi-Utilities—0.0%
Nisource Finance Corp., 6.80%, 01/15/19	10,000	11,820

Multimedia—0.1%
NBC Universal, Inc., 2.10%, 04/01/14 (e)	20,000	20,038
NBC Universal, Inc., 5.95%, 04/01/41(e)	30,000	30,412

		50,450

Office Electronics—0.0%
Xerox Corp., 5.625%, 12/15/19	5,000	5,599
Xerox Corp., 6.35%, 05/15/18	10,000	11,627

		17,226

Office REIT’s—0.2%
Boston Properties LP, 5.875%, 10/15/19	25,000	28,020
Digital Realty Trust LP, 4.50%, 07/15/15 (e)	30,000	31,154

		59,174

Oil & Gas Exploration & Production—0.1%
Petroleos Mexicanos, 5.50%, 01/21/21 (e)	35,000	37,343

Oil & Gas Storage & Transportation—0.2%
Enterprise Products Operating LLC, 5.25%, 01/31/20	15,000	16,358
Enterprise Products Operating LLC, Series N, 6.50%, 01/31/19	25,000	29,176
Texas Eastern Transmission LP, 7.00%, 07/15/32	20,000	24,793

		70,327

Other Diversified Financial Services—2.0%
Bank of America Corp., 5.75%, 12/01/17	110,000	118,135
Bear Stearns Cos. LLC (The), 6.40%, 10/02/17	5,000	5,839
Citigroup Funding, Inc., 2.25%, 12/10/12	360,000	372,946
Citigroup Inc, 5.875%, 05/29/37	25,000	25,280
Citigroup Inc, 6.125%, 11/21/17	35,000	38,371
Citigroup Inc, 6.125%, 05/15/18	25,000	27,390
Citigroup Inc, 8.50%, 05/22/19	40,000	49,625
JPMorgan Chase & Co., 4.40%, 07/22/20	40,000	41,150
JPMorgan Chase & Co., 6.00%, 01/15/18	25,000	28,586
Merrill Lynch & Co., Inc., MTN , 6.875%, 04/25/18	40,000	44,992

		752,314

Packaged Foods & Meats—0.3%
ConAgra Foods, Inc., 7.00%, 10/01/28	20,000	24,042
ConAgra Foods, Inc., 8.25%, 09/15/30	10,000	13,522
Kraft Foods, Inc., 5.375%, 02/10/20	15,000	16,753
Kraft Foods, Inc., 6.875%, 01/26/39	20,000	24,392
Kraft Foods, Inc., 7.00%, 08/11/37	30,000	36,969

		115,678

Railroads—0.0%
CSX Corp., 6.15%, 05/01/37	5,000	5,675
Union Pacific Corp., 6.125%, 02/15/20	5,000	6,042

		11,717

Real Estate Management & Development—0.0%
Brookfield Asset Management, Inc. (Canada), 7.125%, 06/15/12	10,000	10,767

Regional Banks—0.2%
PNC Funding Corp., 5.125%, 02/08/20	30,000	32,630
PNC Funding Corp., 6.70%, 06/10/19	20,000	23,848
SVB Financial Group, 5.375%, 09/15/20	15,000	15,226

		71,704

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Funds

	Principal
	Amount	Value

Reinsurance—0.1%
Platinum Underwriters Finance, Inc., Series B, 7.50%, 06/01/17	$15,000	$16,582
Reinsurance Group of America, Inc., 6.45%, 11/15/19	25,000	27,590

		44,172

Research & Consulting Services—0.1%
ERAC USA Finance LLC, 2.75%, 07/01/13 (e)	30,000	30,676

Restaurants—0.1%
Yum! Brands, Inc., 5.30%, 09/15/19	20,000	22,340
Yum! Brands, Inc., 6.25%, 03/15/18	10,000	11,837

		34,177

Retail REIT’s—0.1%
WEA Finance LLC/WT Finance Aust Pty Ltd., 6.75%, 09/02/19 (e)	25,000	29,274

Specialized Finance—0.1%
NASDAQ OMX Group, Inc. (The), 5.55%, 01/15/20	25,000	26,565

Steel—0.4%
ArcelorMittal, 3.75%, 08/05/15	50,000	50,629
ArcelorMittal (Luxembourg), 9.85%, 06/01/19	36,000	46,297
Vale Overseas Ltd. (Cayman Islands), 5.625%, 09/15/19	25,000	27,855
Vale Overseas Ltd., 6.875%, 11/10/39	15,000	17,312

		142,093

Tobacco—0.1%
Philip Morris International, Inc., 5.65%, 05/16/18	25,000	29,417

Total Bonds & Notes (Cost $4,763,903)		5,134,662

U.S. Government Agency Obligations—1.9%
Federal Home Loan Mortgage Corp. (FHLMC)—1.2%
Federal Home Loan Mortgage Corp., 3.00%, 07/28/14	120,000	128,380
Federal Home Loan Mortgage Corp., 5.50%, 08/23/17	140,000	169,575
Federal Home Loan Mortgage Corp., 6.75%, 03/15/31	100,000	140,471

		438,426

Federal National Mortgage Association (FNMA)—0.5%
Federal National Mortgage Association, 4.375%, 10/15/15	180,000	204,246

Industrial Conglomerates — FDIC Guaranteed—0.2%
General Electric Capital Corp., 2.20%, 06/08/12	80,000	82,269

Total U.S. Government Agency Obligations (Cost $663,479)		724,941

Foreign Government Obligations—0.4%
Brazilian Government International Bond (Brazil), 6.00%, 01/17/17	100,000	117,000
Peruvian Government International Bond (Peru), 7.125%, 03/30/19	10,000	12,537
Republic of Italy (Italy), 6.875%, 09/27/23	30,000	36,525

Total Foreign Government Obligations (Cost $145,251)		166,062

Municipal Obligations—0.1%
Texas State Transportation Commission, 5.028%, 04/01/26	35,000	38,294

Total Municipal Obligations (Cost $35,000)		38,294

	Shares
Money Market Funds—0.7%
Liquid Assets Portfolio — Institutional Class (g)	132,821	132,821
Premier Portfolio — Institutional Class (g)	132,821	132,821

Total Money Market Funds (Cost $265,642)		265,642

TOTAL INVESTMENTS—99.6% (Cost $37,292,467)		37,964,193
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%		142,545

NET ASSETS—100.0%		$38,106,738

Investment Abbreviations:

ADR — American Depositary Receipt

FDIC — Federal Deposit Insurance Corporation

MTN — Medium-Term Note

REIT — Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Balanced Funds

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $768,398 which represented 2% of the Fund’s Net Assets.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2010.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Schedule of Investments (a)
September 30, 2010
(Unaudited)
Invesco V.I. Select Dimensions Dividend Growth Fund

	Shares	Value

Common Stocks & Other Equity Interests—94.4%
Aerospace & Defense—5.3%
General Dynamics Corp.	26,229	$1,647,443
Raytheon Co.	23,849	1,090,138
United Technologies Corp.	26,739	1,904,619

		4,642,200

Apparel Retail—1.1%
Ross Stores, Inc.	18,334	1,001,403

Apparel, Accessories & Luxury Goods—1.1%
VF Corp.	11,764	953,119

Asset Management & Custody Banks—2.5%
Federated Investors, Inc. — Class B	52,264	1,189,529
State Street Corp.	27,664	1,041,826

		2,231,355

Auto Parts & Equipment—1.4%
Johnson Controls, Inc.	41,860	1,276,730

Brewers—1.9%
Heineken N.V. (Netherlands)	32,537	1,691,306

Building Products—1.5%
Masco Corp.	119,069	1,310,950

Casinos & Gaming—1.2%
International Game Technology	74,704	1,079,473

Communications Equipment—1.4%
Corning, Inc.	66,730	1,219,824

Computer & Electronics Retail—1.8%
Best Buy Co., Inc.	39,700	1,620,951

Computer Hardware—1.2%
International Business Machines Corp.	7,913	1,061,450

Construction, Farm Machinery & Heavy Trucks—1.3%
Caterpillar, Inc.	14,599	1,148,649

Consumer Finance—3.2%
American Express Co.	31,428	1,320,919
Capital One Financial Corp.	37,605	1,487,278

		2,808,197

Data Processing & Outsourced Services—2.1%
Automatic Data Processing, Inc.	43,023	1,808,257

Distributors—0.7%
Genuine Parts Co.	14,074	627,560

Diversified Banks—1.2%
Societe Generale (France)	18,393	1,064,866

Diversified Chemicals—1.6%
EI Du Pont de Nemours & Co.	30,911	1,379,249

Drug Retail—0.8%
Walgreen Co.	22,279	746,346

Electric Utilities—3.1%
American Electric Power Co., Inc.	50,269	1,821,246
Entergy Corp.	12,356	945,605

		2,766,851

Electrical Components & Equipment—1.2%
Emerson Electric Co.	19,973	1,051,778

Food Distributors—1.7%
Sysco Corp.	52,288	1,491,254

Gas Utilities—0.5%
Southern Union Co.	18,581	447,059

General Merchandise Stores—1.4%
Target Corp.	23,649	1,263,803

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Dividend Growth Fund

	Shares	Value

Health Care Equipment—1.6%
Stryker Corp.	27,450	$1,373,872

Hotels, Resorts & Cruise Lines—0.6%
Marriott International, Inc. — Class A	15,596	558,805

Household Appliances—2.3%
Snap—On, Inc.	25,819	1,200,841
Whirlpool Corp.	10,004	809,924

		2,010,765

Household Products—3.7%
Kimberly—Clark Corp.	36,371	2,365,933
Procter & Gamble Co. (The)	14,670	879,760

		3,245,693

Industrial Machinery—1.5%
Pentair, Inc.	40,171	1,350,951

Insurance Brokers—1.4%
Marsh & McLennan Cos., Inc.	49,365	1,190,684

Integrated Oil & Gas—5.3%
Chevron Corp.	13,807	1,119,057
ENI SpA (Italy)	53,553	1,155,689
Exxon Mobil Corp.	25,281	1,562,113
Total SA (France)	15,646	806,360

		4,643,219

Integrated Telecommunication Services—1.2%
AT&T, Inc.	36,545	1,045,187

Investment Banking & Brokerage—1.0%
Charles Schwab Corp. (The)	63,791	886,695

Leisure Products—0.8%
Mattel, Inc.	28,148	660,352

Life & Health Insurance—2.0%
Lincoln National Corp.	28,052	671,004
MetLife, Inc.	28,909	1,111,551

		1,782,555

Motorcycle Manufacturers—0.6%
Harley—Davidson, Inc.	17,638	501,625

Movies & Entertainment—1.2%
Time Warner, Inc.	34,959	1,071,493

Multi-Utilities—1.1%
DTE Energy Co.	21,810	1,001,733

Office Services & Supplies—1.0%
Pitney Bowes, Inc.	41,400	885,132

Oil & Gas Equipment & Services—1.2%
Baker Hughes, Inc.	25,151	1,071,433

Other Diversified Financial Services—0.7%
JPMorgan Chase & Co.	16,155	615,021

Packaged Foods & Meats—4.6%
Campbell Soup Co.	26,051	931,323
General Mills, Inc.	36,977	1,351,140
Kraft Foods, Inc. — Class A	46,515	1,435,453
Mead Johnson Nutrition Co.	6,290	357,964

		4,075,880

Paper Products—1.6%
International Paper Co.	63,470	1,380,472

Pharmaceuticals—3.8%
Bristol—Myers Squibb Co.	44,228	1,199,021

Johnson & Johnson	27,240	1,687,790
Pfizer, Inc.	29,038	498,583

		3,385,394

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Dividend Growth Fund

	Shares	Value

Property & Casualty Insurance—1.7%
Travelers Cos., Inc. (The)	29,030	$1,512,463

Regional Banks—3.5%
Fifth Third Bancorp	98,577	1,185,881
SunTrust Banks, Inc.	75,347	1,946,213

		3,132,094

Restaurants—1.5%
Brinker International, Inc.	72,061	1,359,070

Semiconductors—0.8%
Texas Instruments, Inc.	26,239	712,126

Soft Drinks—1.4%
Coca-Cola Co. (The)	21,069	1,232,958

Specialty Chemicals—1.5%
Lubrizol Corp.	12,459	1,320,280

Systems Software—2.2%
Microsoft Corp.	33,956	831,583
Oracle Corp.	40,019	1,074,510

		1,906,093

Thrifts & Mortgage Finance—1.4%
Hudson City Bancorp, Inc.	99,796	1,223,499

Tobacco—4.0%
Altria Group, Inc.	59,233	1,422,777
Philip Morris International, Inc.	37,969	2,127,023

		3,549,800

Total Common Stocks & Other Equity Interests (Cost $79,727,976)		83,377,974

Money Market Funds—5.6%
Liquid Assets Portfolio — Institutional Class (b)	2,450,738	2,450,738
Premier Portfolio — Institutional Class (b)	2,450,738	2,450,738

Total Money Market Funds (Cost $4,901,476)		4,901,476

TOTAL INVESTMENTS—100.00% (Cost $84,629,452)		88,279,450
OTHER ASSETS LESS LIABILITES—0.00%		2,293

NET ASSETS—100.00%		$88,281,743

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Schedule of Investments (a)
September 30, 2010
(Unaudited)
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Common Stocks & Other Equity Interests—98.4%
Advertising—0.4%
Interpublic Group of Cos., Inc. (The) (b)	19,035	$190,921
Omnicom Group, Inc.	4,683	184,885

		375,806

Aerospace & Defense—2.3%
Boeing Co. (The)	2,917	194,097
General Dynamics Corp.	2,930	184,033
Goodrich Corp.	2,551	188,085
Honeywell International, Inc.	4,196	184,372
ITT Corp.	4,018	188,163
L-3 Communications Holdings, Inc.	2,595	187,541
Lockheed Martin Corp.	2,632	187,609
Northrop Grumman Corp.	3,117	188,984
Precision Castparts Corp.	1,449	184,530
Raytheon Co.	4,001	182,886
Rockwell Collins, Inc.	3,144	183,138
United Technologies Corp.	2,640	188,047

		2,241,485

Agricultural Products—0.2%
Archer-Daniels-Midland Co. (c)	5,660	180,667

Air Freight & Logistics—0.8%
C.H. Robinson Worldwide, Inc.	2,683	187,595
Expeditors International of Washington, Inc.	4,153	191,993
FedEx Corp.	2,233	190,922
United Parcel Service, Inc. — Class B	2,754	183,664

		754,174

Airlines—0.2%
Southwest Airlines Co.	15,527	202,938

Aluminum—0.2%
Alcoa, Inc.	16,430	198,967

Apparel Retail—1.2%
Abercrombie & Fitch Co. — Class A	4,951	194,673
Gap, Inc. (The)	9,713	181,050
Limited Brands, Inc.	6,861	183,738
Ross Stores, Inc.	3,406	186,036
TJX Cos., Inc.	4,290	191,463
Urban Outfitters, Inc. (b)	5,374	168,958

		1,105,918

Apparel, Accessories & Luxury Goods—0.6%
Coach, Inc.	4,423	190,012
Polo Ralph Lauren Corp.	2,094	188,167
VF Corp.	2,370	192,017

		570,196

Application Software—1.1%
Adobe Systems, Inc. (b)	5,590	146,179
Autodesk, Inc. (b)	5,622	179,735
Citrix Systems, Inc. (b)	2,693	183,770
Compuware Corp. (b)	21,284	181,553
Intuit, Inc. (b)	4,102	179,709
Salesforce.com, Inc. (b)	1,573	175,861

		1,046,807

Asset Management & Custody Banks—1.9%
Ameriprise Financial, Inc.	3,856	182,505
Bank of New York Mellon Corp. (The)	7,223	188,737
Federated Investors, Inc. — Class B	7,999	182,057
Franklin Resources, Inc.	1,736	185,578
Invesco Ltd.	8,755	185,869
Janus Capital Group, Inc.	17,494	191,559
Legg Mason, Inc.	6,142	186,164
Northern Trust Corp.	3,744	180,611
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Asset Management & Custody Banks—(continued)
State Street Corp.	4,806	$180,994
T. Rowe Price Group, Inc.	3,698	185,140

		1,849,214

Auto Parts & Equipment—0.2%
Johnson Controls, Inc.	6,350	193,675

Automobile Manufacturers—0.2%
Ford Motor Co. (b)	14,706	180,001

Automotive Retail—0.6%
AutoNation, Inc. (b)	7,869	182,955
AutoZone, Inc. (b)	831	190,224
O’Reilly Automotive, Inc. (b)	3,536	188,115

		561,294

Biotechnology—1.2%
Amgen, Inc. (b)	3,326	183,296
Biogen Idec, Inc. (b)	3,171	177,956
Celgene Corp. (b)	3,323	191,438
Cephalon, Inc. (b)	2,949	184,136
Genzyme Corp. (b)	2,620	185,470
Gilead Sciences, Inc. (b)	5,302	188,804

		1,111,100

Brewers—0.2%
Molson Coors Brewing Co. — Class B	4,037	190,627
Broadcasting—0.4%
CBS Corp. — Class B	12,148	192,667
Discovery Communications, Inc. — Class A (b)	4,374	190,488

		383,155

Building Products—0.2%
Masco Corp.	16,790	184,858

Cable & Satellite—0.8%
Comcast Corp. — Class A	10,406	188,141
DirecTV — Class A (b)	4,405	183,380
Scripps Networks Interactive, Inc. — Class A	4,005	190,558
Time Warner Cable, Inc.	3,603	194,526

		756,605

Casinos & Gaming—0.4%
International Game Technology	12,197	176,247
Wynn Resorts Ltd.	1,998	173,366

		349,613

Coal & Consumable Fuels—0.6%
Consol Energy, Inc.	5,258	194,336
Massey Energy Co.	6,130	190,152
Peabody Energy Corp.	3,907	191,482

		575,970

Commercial Printing—0.2%
RR Donnelley & Sons Co.	10,940	185,542

Communications Equipment—1.6%
Cisco Systems, Inc. (b)	8,387	183,675
Corning, Inc.	10,799	197,406
Harris Corp.	4,105	181,811
JDS Uniphase Corp. (b)	15,174	188,006
Juniper Networks, Inc. (b)	6,115	185,590
Motorola, Inc. (b)	21,894	186,756
QUALCOMM, Inc.	4,319	194,873
Tellabs, Inc.	24,427	181,981

		1,500,098

Computer & Electronics Retail—0.6%
Best Buy Co., Inc.	4,920	200,884
GameStop Corp. — Class A (b)	9,478	186,811
RadioShack Corp.	8,890	189,624

		577,319

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Computer Hardware—1.0%
Apple, Inc. (b)	666	$188,978
Dell, Inc. (b)	14,742	191,056
Hewlett-Packard Co.	4,689	197,266
International Business Machines Corp.	1,410	189,138
Teradata Corp. (b)	5,313	204,869

		971,307

Computer Storage & Peripherals—1.2%
EMC Corp. (b)	8,925	181,267
Lexmark International, Inc. (b)	4,410	196,774
NetApp, Inc. (b)	3,744	186,414
QLogic Corp. (b)	10,989	193,846
SanDisk Corp. (b)	4,785	175,370
Western Digital Corp. (b)	6,923	196,544

		1,130,215

Construction & Engineering—0.6%
Fluor Corp.	3,776	187,025
Jacobs Engineering Group, Inc. (b)	5,065	196,016
Quanta Services, Inc. (b)	10,086	192,441

		575,482

Construction & Farm Machinery & Heavy Trucks—0.8%
Caterpillar, Inc.	2,509	197,408
Cummins, Inc.	2,156	195,290
Deere & Co.	2,534	176,823
PACCAR, Inc.	4,037	194,382

		763,903

Construction Materials—0.2%
Vulcan Materials Co.	4,992	184,305

Consumer Electronics—0.2%
Harman International Industries, Inc. (b)	5,566	185,960

Consumer Finance—0.8%
American Express Co.	4,427	186,067
Capital One Financial Corp.	4,725	186,874
Discover Financial Services	11,797	196,774
SLM Corp. (b)	15,672	181,011

		750,726

Data Processing & Outsourced Services—1.8%
Automatic Data Processing, Inc.	4,444	186,781
Computer Sciences Corp.	4,211	193,706
Fidelity National Information Services, Inc.	6,704	181,880
Fiserv, Inc. (b)	3,429	184,549
Mastercard, Inc. — Class A	859	192,416
Paychex, Inc.	7,078	194,574
Total System Services, Inc.	12,254	186,751
Visa, Inc. — Class A	2,682	199,165
Western Union Co. (The)	10,824	191,260

		1,711,082

Department Stores—1.0%
JC Penney Co., Inc.	7,527	204,584
Kohl’s Corp. (b)	3,608	190,069
Macy’s, Inc.	8,445	194,995
Nordstrom, Inc.	5,068	188,530
Sears Holdings Corp. (b)	2,748	198,241

		976,419

Distillers & Vintners—0.4%
Brown-Forman Corp. — Class B	3,009	185,475
Constellation Brands, Inc. (b)	10,227	180,915

		366,390

Distributors—0.2%
Genuine Parts Co.	4,224	188,348

Diversified REIT’s—0.2%
Vornado Realty Trust	2,122	181,495

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Banks—0.6%
Comerica, Inc.	4,958	$184,190
US Bancorp	8,053	174,106
Wells Fargo & Co.	7,070	177,669

		535,965

Diversified Chemicals—1.0%
Dow Chemical Co. (The)	6,874	188,760
Eastman Chemical Co.	2,620	193,880
EI Du Pont de Nemours & Co.	4,179	186,467
FMC Corp.	2,727	186,554
PPG Industries, Inc.	2,548	185,495

		941,156

Diversified Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold, Inc.	2,247	191,871
Titanium Metals Corp. (b)	9,999	199,580

		391,451

Diversified Support Services—0.4%
Cintas Corp.	6,632	182,711
Iron Mountain, Inc.	8,999	201,038

		383,749

Drug Retail—0.4%
CVS Caremark Corp.	6,151	193,572
Walgreen Co.	6,286	210,581

		404,153

Education Services—0.4%
Apollo Group, Inc. — Class A (b)	3,736	191,844
DeVry, Inc.	4,102	201,859

		393,703

Electric Utilities—2.7%
Allegheny Energy, Inc.	8,035	197,018
American Electric Power Co., Inc.	5,099	184,737
Duke Energy Corp.	10,483	185,654
Edison International	5,409	186,016
Entergy Corp.	2,394	183,213
Exelon Corp.	4,361	185,691
FirstEnergy Corp.	5,037	194,126
NextEra Energy, Inc.	3,416	185,796
Northeast Utilities	6,305	186,439
Pepco Holdings, Inc.	10,137	188,548
Pinnacle West Capital Corp.	4,550	187,779
PPL Corp.	6,866	186,961
Progress Energy, Inc.	4,219	187,408
Southern Co.	4,933	183,705

		2,623,091

Electrical Components & Equipment—0.6%
Emerson Electric Co.	3,585	188,786
First Solar, Inc. (b)	1,266	186,545
Rockwell Automation, Inc.	3,063	189,079

		564,410

Electronic Components—0.2%
Amphenol Corp. — Class A	3,878	189,944

Electronic Equipment & Instruments—0.4%
Agilent Technologies, Inc. (b)	6,004	200,353
FLIR Systems, Inc. (b)	6,738	173,167

		373,520

Electronic Manufacturing Services—0.4%
Jabil Circuit, Inc.	14,361	206,942
Molex, Inc.	9,325	195,172

		402,114

Environmental & Facilities Services—0.6%
Republic Services, Inc.	5,885	179,434
Stericycle, Inc. (b)	2,624	182,316
Waste Management, Inc.	5,229	186,884

		548,634

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Fertilizers & Agricultural Chemicals—0.3%
CF Industries Holdings, Inc.	1,839	$175,624
Monsanto Co.	3,264	156,444

		332,068

Food Distributors—0.2%
Sysco Corp.	6,294	179,505

Food Retail—0.8%
Kroger Co. (The)	8,429	182,572
Safeway, Inc.	9,025	190,969
SUPERVALU, Inc.	16,299	187,928
Whole Foods Market, Inc. (b)	4,926	182,804

		744,273

Footwear—0.2%
NIKE, Inc. — Class B	2,376	190,413

Forest Products—0.2%
Weyerhaeuser Co.	11,501	181,256

Gas Utilities—0.4%
EQT Corp.	5,404	194,868
Nicor, Inc.	4,155	190,382

		385,250

General Merchandise Stores—0.6%
Big Lots, Inc. (b)	5,463	181,645
Family Dollar Stores, Inc.	4,226	186,620
Target Corp.	3,417	182,604

		550,869

Gold—0.2%
Newmont Mining Corp.	2,915	183,091

Health Care Services—1.2%
Cerner Corp. (b)	2,319	194,773
DaVita, Inc. (b)	2,828	195,217
Express Scripts, Inc. (b)	3,963	192,998
Laboratory Corp. of America Holdings (b)	2,449	192,075
Medco Health Solutions, Inc. (b)	3,847	200,275
Quest Diagnostics, Inc.	3,804	191,988

		1,167,326

Health Care Distributors—0.8%
AmerisourceBergen Corp.	6,084	186,536
Cardinal Health, Inc.	5,611	185,387
McKesson Corp.	2,945	181,942
Patterson Cos., Inc.	6,760	193,674

		747,539

Health Care Equipment—2.4%
Baxter International, Inc.	4,082	194,752
Becton Dickinson and Co.	2,499	185,176
Boston Scientific Corp. (b)	33,891	207,752
C.R. Bard, Inc.	2,289	186,393
CareFusion Corp. (b)	7,583	188,362
Hospira, Inc. (b)	3,298	188,019
Intuitive Surgical, Inc. (b)	620	175,919
Medtronic, Inc.	5,493	184,455
St Jude Medical, Inc. (b)	4,951	194,772
Stryker Corp.	3,818	191,091
Varian Medical Systems, Inc. (b)	3,103	187,731
Zimmer Holdings, Inc. (b)	3,623	189,592

		2,274,014

Health Care Facilities—0.2%
Tenet Healthcare Corp. (b)	43,528	205,452

Health Care Supplies—0.2%
DENTSPLY International, Inc.	5,988	191,436

Home Entertainment Software—0.2%
Electronic Arts, Inc. (b)	11,296	185,593

Home Furnishings—0.2%
Leggett & Platt, Inc.	8,503	193,528

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Home Improvement Retail—0.6%
Home Depot, Inc.	6,136	$194,388
Lowe’s Cos., Inc.	8,738	194,770
Sherwin-Williams Co. (The)	2,533	190,330

		579,488

Homebuilding—0.6%
DR Horton, Inc.	17,328	192,687
Lennar Corp. — Class A	13,129	201,924
Pulte Group, Inc. (b)	22,265	195,042

		589,653

Homefurnishing Retail—0.2%
Bed Bath & Beyond, Inc. (b)	4,465	193,826

Hotels, Resorts & Cruise Lines—0.8%
Carnival Corp. — Units (Panama) (d)	5,093	194,603
Marriott International, Inc. — Class A	5,149	184,489
Starwood Hotels & Resorts Worldwide, Inc.	3,536	185,817
Wyndham Worldwide Corp.	6,808	187,016

		751,925

Household Appliances—0.6%
Snap-On, Inc.	4,031	187,482
Stanley Black & Decker, Inc.	3,082	188,865
Whirlpool Corp.	2,465	199,566

		575,913

Household Products—0.8%
Clorox Co.	2,756	183,990
Colgate-Palmolive Co.	2,373	182,389
Kimberly-Clark Corp.	2,767	179,993
Procter & Gamble Co. (The)	3,012	180,630

		727,002

Housewares & Specialties—0.4%
Fortune Brands, Inc.	3,729	183,579
Newell Rubbermaid, Inc.	10,973	195,429

		379,008

Human Resource & Employment Services—0.4%
Monster Worldwide, Inc. (b)	14,589	189,073
Robert Half International, Inc.	7,484	194,584

		383,657

Hypermarkets & Super Centers—0.4%
Costco Wholesale Corp.	2,996	193,212
Wal-Mart Stores, Inc.	3,464	185,393

		378,605

Independent Power Producers & Energy Traders—0.6%
AES Corp. (The) (b)	16,883	191,622
Constellation Energy Group, Inc.	5,954	191,957
NRG Energy, Inc. (b)	8,527	177,532

		561,111

Industrial Conglomerates—0.8%
3M Co.	2,133	184,952
General Electric Co. (c)	11,282	183,333
Textron, Inc.	9,557	196,492
Tyco International Ltd. (Luxembourg)	4,632	170,133

		734,910

Industrial Gases—0.4%
Air Products & Chemicals, Inc.	2,234	185,020
Praxair, Inc.	2,078	187,560

		372,580

Industrial Machinery—1.6%
Danaher Corp.	4,504	182,907
Dover Corp.	3,630	189,522
Eaton Corp.	2,299	189,645
Flowserve Corp.	1,767	193,345
Illinois Tool Works, Inc.	3,975	186,904
Pall Corp.	4,540	189,046
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery—(continued)
Parker Hannifin Corp.	2,680	$187,761
Roper Industries, Inc.	2,867	186,871

		1,506,001

Industrial REIT’s—0.2%
ProLogis	16,445	193,722

Insurance Brokers—0.4%
AON Corp.	4,793	187,454
Marsh & McLennan Cos., Inc.	7,568	182,540

		369,994

Integrated Oil & Gas—1.4%
Chevron Corp.	2,341	189,738
ConocoPhillips	3,323	190,840
Exxon Mobil Corp.	3,022	186,729
Hess Corp.	3,341	197,520
Marathon Oil Corp.	5,801	192,013
Murphy Oil Corp.	3,111	192,633
Occidental Petroleum Corp.	2,409	188,625

		1,338,098

Integrated Telecommunication Services—1.2%
AT&T, Inc.	6,520	186,472
CenturyLink, Inc.	4,709	185,817
Frontier Communications Corp.	23,076	188,531
Qwest Communications International, Inc.	29,820	186,972
Verizon Communications, Inc.	5,788	188,631
Windstream Corp.	14,790	181,769

		1,118,192

Internet Retail—0.6%
Amazon.com, Inc. (b)	1,237	194,283
Expedia, Inc.	6,390	180,262
Priceline.com, Inc. (b)	548	190,890

		565,435

Internet Software & Services—1.0%
Akamai Technologies, Inc. (b)	3,506	175,931
eBay, Inc. (b)	7,568	184,659
Google, Inc. — Class A (b)	374	196,646
VeriSign, Inc. (b)	5,838	185,298
Yahoo!, Inc. (b)	13,157	186,435

		928,969

Investment Banking & Brokerage—0.8%
Charles Schwab Corp. (The)	13,368	185,815
E*Trade Financial Corp. (b)	13,129	190,896
Goldman Sachs Group, Inc. (The)	1,215	175,665
Morgan Stanley	6,939	171,254

		723,630

IT Consulting & Other Services—0.4%
Cognizant Technology Solutions Corp. — Class A (b)	2,865	184,706
SAIC, Inc. (b)	11,759	187,909

		372,615

Leisure Products—0.4%
Hasbro, Inc.	4,109	182,892
Mattel, Inc.	8,124	190,589

		373,481

Life & Health Insurance—1.3%
Aflac, Inc.	3,546	183,363
Lincoln National Corp.	7,478	178,874
MetLife, Inc.	4,573	175,832
Principal Financial Group, Inc.	7,245	187,790
Prudential Financial, Inc.	3,326	180,203
Torchmark Corp.	3,413	181,367
Unum Group	8,274	183,269

		1,270,698

Life Sciences Tools & Services—0.8%
Life Technologies Corp. (b)	3,948	184,332
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Life Sciences Tools & Services—(continued)
PerkinElmer, Inc.	8,263	$191,206
Thermo Fisher Scientific, Inc. (b)	3,881	185,822
Waters Corp. (b)	2,663	188,487

		749,847

Managed Health Care—1.2%
Aetna, Inc.	6,176	195,223
CIGNA Corp.	5,311	190,028
Coventry Health Care, Inc. (b)	8,784	189,120
Humana, Inc. (b)	3,646	183,175
UnitedHealth Group, Inc.	5,364	188,330
WellPoint, Inc. (b)	3,397	192,406

		1,138,282

Metal & Glass Containers—0.6%
Ball Corp.	3,062	180,199
Owens-Illinois, Inc. (b)	6,388	179,247
Pactiv Corp. (b)	5,641	186,040

		545,486

Motorcycle Manufacturers—0.2%
Harley-Davidson, Inc.	6,494	184,689

Movies & Entertainment—0.7%
News Corp. — Class A	13,586	177,433
Time Warner, Inc.	5,869	179,885
Viacom, Inc. — Class B	5,203	188,297
Walt Disney Co. (The)	5,303	175,582

		721,197

Multi-line Insurance—1.0%
American International Group, Inc. (b)	5,134	200,739
Assurant, Inc.	4,591	186,854
Genworth Financial, Inc. — Class A (b)	14,802	180,880
Hartford Financial Services Group, Inc.	8,164	187,364
Loews Corp.	4,910	186,089

		941,926

Multi-Sector Holdings—0.2%
Leucadia National Corp. (b)	7,799	184,212

Multi-Utilities—3.1%
Ameren Corp.	6,699	190,252
CenterPoint Energy, Inc.	12,221	192,114
CMS Energy Corp.	10,359	186,669
Consolidated Edison, Inc.	3,832	184,779
Dominion Resources, Inc.	4,230	184,682
DTE Energy Co.	3,965	182,112
Integrys Energy Group, Inc.	3,675	191,321
NiSource, Inc.	10,850	188,790
Oneok, Inc.	4,180	188,267
PG&E Corp.	4,058	184,314
Public Service Enterprise Group, Inc.	5,754	190,342
SCANA Corp.	4,614	186,036
Sempra Energy	3,460	186,148
TECO Energy, Inc.	10,830	187,576
Wisconsin Energy Corp.	3,242	187,388
Xcel Energy, Inc.	8,049	184,886

		2,995,676

Office Electronics—0.2%
Xerox Corp.	18,186	188,225

Office REIT’s—0.2%
Boston Properties, Inc.	2,108	175,217

Office Services & Supplies—0.4%
Avery Dennison Corp.	5,060	187,827
Pitney Bowes, Inc.	8,755	187,182

		375,009

Oil & Gas Drilling—0.8%
Diamond Offshore Drilling, Inc.	2,967	201,074
Helmerich & Payne, Inc.	4,739	191,740
Nabors Industries Ltd. (Bermuda) (b)	10,767	194,452
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Oil & Gas Drilling—(continued)
Rowan Cos., Inc. (b)	6,204	$188,353

		775,619

Oil & Gas Equipment & Services—1.2%
Baker Hughes, Inc.	4,605	196,173
Cameron International Corp. (b)	4,644	199,506
FMC Technologies, Inc. (b)	2,818	192,441
Halliburton Co.	5,925	195,940
National Oilwell Varco, Inc.	4,449	197,847
Schlumberger Ltd. (Netherlands Antilles)	3,161	194,736

		1,176,643

Oil & Gas Exploration & Production—2.4%
Anadarko Petroleum Corp.	3,392	193,514
Apache Corp.	1,943	189,948
Cabot Oil & Gas Corp.	6,805	204,899
Chesapeake Energy Corp.	8,559	193,861
Denbury Resources, Inc. (b)	11,858	188,424
Devon Energy Corp.	2,964	191,889
EOG Resources, Inc.	2,060	191,518
Noble Energy, Inc.	2,479	186,148
Pioneer Natural Resources Co.	2,809	182,669
QEP Resources, Inc.	6,290	189,581
Range Resources Corp.	5,219	199,000
Southwestern Energy Co. (b)	5,833	195,055

		2,306,506

Oil & Gas Refining & Marketing—0.6%
Sunoco, Inc.	5,346	195,129
Tesoro Corp.	14,624	195,377
Valero Energy Corp.	10,811	189,300

		579,806

Oil & Gas Storage & Transportation—0.6%
El Paso Corp.	15,218	188,399
Spectra Energy Corp.	8,507	191,833
Williams Cos., Inc. (The)	9,982	190,756

		570,988

Other Diversified Financial Services—0.6%
Bank of America Corp.	13,698	179,581
Citigroup, Inc. (b)	46,504	181,365
JPMorgan Chase & Co.	4,586	174,589

		535,535

Packaged Foods & Meats—2.7%
Campbell Soup Co.	5,043	180,287
ConAgra Foods, Inc.	8,315	182,431
Dean Foods Co. (b)	18,387	187,731
General Mills, Inc.	5,057	184,783
Hershey Co. (The)	3,876	184,459
HJ Heinz Co.	3,830	181,427
Hormel Foods Corp.	4,159	185,492
JM Smucker Co. (The)	3,007	182,014
Kellogg Co.	3,631	183,402
Kraft Foods, Inc. — Class A	5,850	180,531
McCormick & Co., Inc.	4,453	187,204
Mead Johnson Nutrition Co.	3,333	189,681
Sara Lee Corp.	13,045	175,194
Tyson Foods, Inc. — Class A	11,588	185,640

		2,570,276

Paper Packaging—0.4%
Bemis Co., Inc.	5,903	187,420
Sealed Air Corp.	8,164	183,527

		370,947

Paper Products—0.4%
International Paper Co.	7,829	170,281
MeadWestvaco Corp.	7,589	185,020

		355,301

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Personal Products—0.4%
Avon Products, Inc.	5,903	$189,545
Estee Lauder Cos., Inc. (The) — Class A	3,120	197,278

		386,823

Pharmaceuticals—2.1%
Abbott Laboratories	3,556	185,766
Allergan, Inc.	2,816	187,349
Bristol-Myers Squibb Co.	6,726	182,342
Eli Lilly & Co.	5,110	186,668
Forest Laboratories, Inc. (b)	5,869	181,528
Johnson & Johnson	2,984	184,889
King Pharmaceuticals, Inc. (b)	19,666	195,873
Merck & Co., Inc.	5,034	185,302
Mylan, Inc. (b)	10,103	190,037
Pfizer, Inc.	10,767	184,869
Watson Pharmaceuticals, Inc. (b)	4,227	178,844

		2,043,467

Photographic Products—0.2%
Eastman Kodak Co. (b)	47,221	198,328

Property & Casualty Insurance—1.5%
ACE Ltd. (Switzerland)	3,172	184,769
Allstate Corp. (The)	5,893	185,924
Berkshire Hathaway, Inc. — Class B (b)	2,220	183,550
Chubb Corp.	3,185	181,513
Cincinnati Financial Corp.	6,283	181,264
Progressive Corp. (The)	8,697	181,506
Travelers Cos., Inc. (The)	3,486	181,621
XL Group PLC (Ireland)	8,792	190,435

		1,470,582

Publishing—1.0%
Gannett Co., Inc.	13,915	170,180
McGraw-Hill Cos., Inc. (The)	5,982	197,765
Meredith Corp.	5,694	189,667
New York Times Co. (The) — Class A (b)	22,847	176,836
Washington Post Co. (The) — Class B	499	199,306

		933,754

Railroads—0.6%
CSX Corp.	3,346	185,101
Norfolk Southern Corp.	3,142	186,980
Union Pacific Corp.	2,296	187,813

		559,894

Real Estate Services—0.2%
CB Richard Ellis Group, Inc. — Class A (b)	10,059	183,879

Regional Banks—2.1%
BB&T Corp.	7,975	192,038
Fifth Third Bancorp	15,038	180,907
First Horizon National Corp. (b)	16,714	190,708
Huntington Bancshares, Inc.	31,670	179,569
KeyCorp	22,346	177,874
M&T Bank Corp.	2,118	173,274
Marshall & Ilsley Corp.	26,241	184,737
PNC Financial Services Group, Inc.	3,379	175,404
Regions Financial Corp.	26,855	195,236
SunTrust Banks, Inc.	7,075	182,747
Zions BanCorp.	8,551	182,649

		2,015,143

Research & Consulting Services—0.4%
Dun & Bradstreet Corp.	2,636	195,433
Equifax, Inc.	6,120	190,944

		386,377

Residential REIT’s—0.5%
Apartment Investment & Management Co.	8,281	177,048
AvalonBay Communities, Inc.	1,674	173,979
Equity Residential	3,758	178,768

		529,795

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Restaurants—0.8%
Darden Restaurants, Inc.	4,083	$174,671
McDonald’s Corp.	2,470	184,040
Starbucks Corp.	7,183	183,741
Yum! Brands, Inc.	4,015	184,931

		727,383

Retail REIT’s—0.4%
Kimco Realty Corp.	11,387	179,346
Simon Property Group, Inc.	1,926	178,617

		357,963

Semiconductor Equipment—1.0%
Applied Materials, Inc.	16,653	194,507
KLA-Tencor Corp.	5,915	208,385
MEMC Electronic Materials, Inc. (b)	16,255	193,760
Novellus Systems, Inc. (b)	7,265	193,104
Teradyne, Inc. (b)	17,834	198,671

		988,427

Semiconductors—2.6%
Advanced Micro Devices, Inc. (b)	29,965	213,051
Altera Corp.	6,395	192,873
Analog Devices, Inc.	6,130	192,359
Broadcom Corp. — Class A	5,372	190,115
Intel Corp.	9,755	187,589
Linear Technology Corp.	5,812	178,603
LSI Corp. (b)	41,371	188,652
Microchip Technology, Inc.	6,165	193,889
Micron Technology, Inc. (b)	27,093	195,341
National Semiconductor Corp.	14,671	187,349
NVIDIA Corp. (b)	17,377	202,963
Texas Instruments, Inc.	7,138	193,725
Xilinx, Inc.	6,944	184,780

		2,501,289

Soft Drinks—0.8%
Coca-Cola Co. (The)	3,190	186,679
Coca-Cola Enterprises, Inc.	6,078	188,418
Dr Pepper Snapple Group, Inc.	5,181	184,029
PepsiCo, Inc.	2,778	184,570

		743,696

Specialized Consumer Services—0.2%
H&R Block, Inc.	14,129	182,971

Specialized Finance—0.9%
CME Group, Inc.	695	181,013
Intercontinental Exchange, Inc. (b)	1,749	183,155
Moody’s Corp.	7,347	183,528
NASDAQ OMX Group, Inc. (The) (b)	9,463	183,866
NYSE Euronext	6,172	176,334

		907,896

Specialized REIT’s—1.1%
HCP, Inc.	4,926	177,237
Health Care REIT, Inc.	3,833	181,454
Host Hotels & Resorts, Inc.	12,703	183,939
Plum Creek Timber Co., Inc.	5,142	181,513
Public Storage	1,788	173,508
Ventas, Inc.	3,473	179,103

		1,076,754

Specialty Chemicals—0.8%
Airgas, Inc.	2,713	184,348
Ecolab, Inc.	3,661	185,759
International Flavors & Fragrances, Inc.	3,795	184,134
Sigma-Aldrich Corp.	3,119	188,325

		742,566

Specialty Stores—0.8%
CarMax, Inc. (b)	7,763	216,277
Office Depot, Inc. (b)	45,694	210,193
Staples, Inc.	9,424	197,150
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Specialty Stores—(continued)
Tiffany & Co.	4,083	$191,860

		815,480

Steel—1.0%
AK Steel Holding Corp. (b)	13,271	183,273
Allegheny Technologies, Inc.	4,054	188,308
Cliffs Natural Resources, Inc.	3,014	192,655
Nucor Corp.	4,715	180,113
United States Steel Corp.	3,976	174,308

		918,657

Systems Software—1.5%
BMC Software, Inc. (b)	4,659	188,596
CA, Inc.	8,981	189,679
McAfee, Inc. (b)	3,882	183,463
Microsoft Corp. (c)	7,283	178,361
Novell, Inc. (b)	30,064	179,482
Oracle Corp.	6,688	179,573
Red Hat, Inc. (b)	4,765	195,365
Symantec Corp. (b)	12,262	186,014

		1,480,533

Thrifts & Mortgage Finance—0.4%
Hudson City Bancorp, Inc.	15,269	187,198
People’s United Financial, Inc.	14,167	185,446

		372,644

Tires & Rubber—0.2%
Goodyear Tire & Rubber Co. (The) (b)	16,459	176,934

Tobacco—0.8%
Altria Group, Inc.	7,809	187,572
Lorillard, Inc.	2,275	182,705
Philip Morris International, Inc.	3,332	186,659
Reynolds American, Inc.	3,144	186,722

		743,658

Trading Companies & Distributors—0.4%
Fastenal Co.	3,565	189,622
WW Grainger, Inc.	1,546	184,144

		373,766

Trucking—0.2%
Ryder System, Inc.	4,363	186,606

Wireless Telecommunication Services—0.6%
American Tower Corp. — Class A (b)	3,727	191,046
MetroPCS Communications, Inc. (b)	19,417	203,102
Sprint Nextel Corp. (b)	41,371	191,548

		585,696

Total Common Stocks & Other Equity Interests (Cost $53,652,867)		93,746,025

Money Market Funds—0.1%
Liquid Assets Portfolio — Institutional Class (e)	29,386	29,386
Premier Portfolio — Institutional Class (e)	29,386	29,386

Total Money Market Funds (Cost $58,772)		58,772

TOTAL INVESTMENTS—98.5% (Cost $53,711,639)		93,804,797
OTHER ASSETS LESS LIABILITIES—1.5%		1,451,191

NET ASSETS—100.0%		$95,255,988

Investment Abbreviations:

REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Funds

Notes to Quarterly Schedule of Investments
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco V.I. Select Dimensions Funds

A.	Security Valuations — (continued)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco V.I. Select Dimensions Funds

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.
Invesco V.I. Select Dimensions Funds

H.	Call Options Written — (continued)

If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco V.I. Select Dimensions Funds

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.
Invesco V.I. Select Dimensions Balanced Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$24,502,547	$536,033	$—	$25,038,580
U.S. Treasury Securities	—	6,861,654	—	6,861,654
U.S. Government Sponsored Securities	—	724,941	—	724,941
Corporate Debt Securities	—	5,134,662	—	5,134,662
Municipal Obligations	—	38,294	—	38,294
Foreign Government Debt Securities	—	166,062	—	166,062
	$24,502,547	$13,461,646	$—	$37,964,193
Futures*	(11,989)	—	—	(11,989)

Total Investments	$24,490,558	$13,461,646	$—	$37,952,204

*	Unrealized appreciation (depreciation).
Invesco V.I. Select Dimensions Dividend Growth Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$85,523,278	$2,756,172	$—	$88,279,450
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$93,804,797	$—	$—	$93,804,797
Futures*	3,012	—	—	3,012

Total Investments	$93,807,809	$—	$—	$93,807,809

*	Unrealized appreciation.
Invesco V.I. Select Dimensions Funds

NOTE 3 — Derivative Investments
Invesco V.I. Select Dimensions Balanced Fund
Open Futures Contracts

			Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 30 Year Bonds	3	December-2010/Long	$401,156	$(288)
U.S. Treasury 10 Year Notes	1	December-2010/Long	126,047	201
Subtotal			$527,203	$(87)
U.S. Treasury 5 Year Notes	9	December-2010/Short	(1,087,805)	(11,902)

Total				$(11,989)

Invesco V.I. Select Dimensions Dividend Growth Fund
Call Options Written — Transactions During the Period

	Call Option Contracts
	Number of	Premiums
	Contracts	Received
Beginning of period	22	$4,422
Written	192	41,002
Closed	(92)	(17,326)
Exercised	—	—
Expired	(122)	$(28,098)

End of period	—	—

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Open Futures Contracts

	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation
S&P 500 E-MINI	29	December-2010/Long	$1,648,215	$3,012
NOTE 4 — Investment Securities
The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At September 30, 2010
	Federal Tax	Unrealized	Unrealized	Net Unrealized
	Cost*	Appreciation	(Depreciation)	Appreciation

Invesco V.I. Select Dimensions Balanced Fund	$37,353,039	$2,546,493	$(1,935,339)	$611,154
Invesco V.I. Select Dimensions Dividend Growth Fund	84,725,305	6,220,407	(2,666,262)	3,554,145
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund	56,191,258	38,726,641	(1,113,102)	37,613,539

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Invesco V.I. Select Dimensions Funds

NOTE 5 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Invesco V.I. Select Dimensions Balanced Fund and Invesco V.I. Select Dimensions Dividend Growth Fund (the “Target Funds”) would transfer all of their assets and liabilities to the Invesco Van Kampen V.I. Equity and Income Fund and Invesco V.I. Dividend Growth Fund, repectively, (each an “Acquiring Fund”) in exchange for shares of each respective Acquiring Fund. The Agreement requires approval of each of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco V.I. Select Dimensions Funds

Invesco V.I. Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.12%

Advertising—1.31%
Interpublic Group of Cos., Inc. (The) (b)	283,645	$2,844,959

Aerospace & Defense—1.86%
AAR Corp. (b)	94,186	1,757,511
Aerovironment Inc. (b)	41,811	930,295
Curtiss-Wright Corp.	44,551	1,349,895

		4,037,701

Agricultural Products—1.09%
Corn Products International, Inc.	62,944	2,360,400

Air Freight & Logistics—1.04%
UTI Worldwide, Inc.	140,428	2,258,082

Airlines—0.35%
Continental Airlines, Inc. -Class B (b)	30,581	759,632

Apparel Retail—2.55%
Genesco Inc. (b)	71,684	2,141,918
J. Crew Group, Inc. (b)	43,850	1,474,237
The Finish Line, Inc. -Class A	137,900	1,918,189

		5,534,344

Apparel, Accessories & Luxury Goods—3.34%
Carter’s, Inc. (b)	73,291	1,929,752
Hanesbrands, Inc. (b)	87,125	2,253,052
Phillips-Van Heusen Corp.	50,955	3,065,453

		7,248,257

Application Software—4.09%
Parametric Technology Corp. (b)	115,804	2,262,810
Quest Software, Inc. (b)	115,960	2,851,456
TIBCO Software Inc. (b)	212,701	3,773,316

		8,887,582

Asset Management & Custody Banks—1.76%
Affiliated Managers Group, Inc. (b)	22,426	1,749,452
SEI Investments Co.	101,550	2,065,527

		3,814,979

Auto Parts & Equipment—1.51%
TRW Automotive Holdings Corp. (b)	78,901	3,279,126

Automotive Retail—0.78%
Penske Automotive Group, Inc. (b)	127,902	1,688,306

Biotechnology—0.34%
InterMune, Inc. (b)	54,665	744,537

Casinos & Gaming—0.81%
Bally Technologies Inc. (b)	50,370	1,760,432

Communications Equipment—2.39%
JDS Uniphase Corp. (b)	242,504	3,004,625
Tellabs, Inc.	293,312	2,185,174

		5,189,799

Construction, Farm Machinery & Heavy Trucks—2.19%
Titan International, Inc. (c)	230,474	3,127,532
Trinity Industries, Inc.	73,038	1,626,556

		4,754,088

Data Processing & Outsourced Services—1.03%
Wright Express Corp. (b)	62,482	2,231,232

Department Stores—0.96%
Dillard’s, Inc. -Class A	88,134	2,083,488

Diversified Chemicals—1.00%
FMC Corp.	31,877	2,180,706

Diversified Metals & Mining—1.04%
Compass Minerals International, Inc.	29,367	2,250,100

Electrical Components & Equipment—3.20%
Baldor Electric Co.	57,240	2,312,496
Belden Inc.	84,608	2,231,959
GrafTech International Ltd. (b)	153,056	2,392,265

		6,936,720

Electronic Equipment & Instruments—1.99%
OSI Systems, Inc. (b)	87,503	3,178,109
Rofin-Sinar Technologies, Inc. (b)	44,618	1,132,405

		4,310,514

Environmental & Facilities Services—3.04%
ABM Industries Inc.	114,492	2,471,882
Team, Inc. (b)	118,191	2,034,067
Waste Connections, Inc. (b)	52,710	2,090,479

		6,596,428

Gas Utilities—1.50%
Energen Corp.	31,891	1,458,057
UGI Corp.	62,510	1,788,411

		3,246,468

Health Care Distributors—0.76%
Owens & Minor, Inc.	58,059	1,652,359

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

	Shares	Value

Health Care Equipment—1.02%
Teleflex Inc.	39,004	$2,214,647

Health Care Facilities—2.07%
Hanger Orthopedic Group, Inc. (b)	120,625	1,753,888
Universal Health Services, Inc. -Class B	70,286	2,731,314

		4,485,202

Health Care Services—1.35%
Emdeon, Inc. — Class A (b)	115,179	1,402,880
Gentiva Health Services, Inc. (b)	69,448	1,517,439

		2,920,319

Health Care Supplies—1.04%
Cooper Cos., Inc. (The)	49,056	2,267,368

Health Care Technology—0.71%
Omnicell, Inc. (b)	118,660	1,552,073

Home Furnishings—0.94%
Ethan Allen Interiors Inc.	116,580	2,035,487

Industrial Machinery—3.04%
Gardner Denver Inc.	46,613	2,502,186
IDEX Corp.	66,076	2,346,359
Valmont Industries, Inc.	24,146	1,748,170

		6,596,715

Insurance Brokers—0.88%
Arthur J. Gallagher & Co.	72,312	1,906,867

Integrated Telecommunication Services—1.67%
Alaska Communications Systems Group Inc.	199,148	2,021,352
Cincinnati Bell Inc. (b)	602,696	1,609,199

		3,630,551

Internet Software & Services—1.96%
GSI Commerce, Inc. (b)	77,744	1,920,277
Open Text Corp. (Canada)(b)	49,656	2,335,818

		4,256,095

Investment Banking & Brokerage—0.89%
KBW Inc.	75,066	1,921,690

IT Consulting & Other Services—0.84%
CACI International Inc. -Class A (b)	40,196	1,819,271

Life Sciences Tools & Services—1.59%
Dionex Corp. (b)	26,183	2,263,258
eResearch Technology, Inc. (b)	158,293	1,184,032

		3,447,290

Metal & Glass Containers—1.03%
AptarGroup, Inc.	48,923	2,234,313

Movies & Entertainment—0.79%
World Wrestling Entertainment, Inc. -Class A	123,141	1,712,891

Office REIT’s—1.95%
Alexandria Real Estate Equities, Inc.	26,224	1,835,680
Digital Realty Trust, Inc. (c)	39,000	2,406,300

		4,241,980

Oil & Gas Equipment & Services—3.29%
Complete Production Services, Inc. (b)	143,231	2,929,074
Dresser-Rand Group, Inc. (b)	62,416	2,302,526
Oceaneering International, Inc. (b)	35,322	1,902,443

		7,134,043

Oil & Gas Exploration & Production—2.95%
Comstock Resources, Inc. (b)	65,784	1,479,482
Forest Oil Corp. (b)	76,287	2,265,724
Penn Virginia Corp.	86,939	1,394,502
SandRidge Energy Inc. (b)	221,305	1,257,012

		6,396,720

Packaged Foods & Meats—1.97%
Flowers Foods, Inc.	78,345	1,946,090
TreeHouse Foods, Inc. (b)	50,569	2,331,231

		4,277,321

Pharmaceuticals—2.77%
Valeant Pharmaceuticals International, Inc.	83,439	2,090,147
ViroPharma Inc. (b)	179,893	2,682,205
VIVUS, Inc. (b)(c)	184,079	1,231,488

		6,003,840

Property & Casualty Insurance—1.56%
FPIC Insurance Group, Inc. (b)	48,428	1,699,339
Hanover Insurance Group Inc.	35,977	1,690,919

		3,390,258

Regional Banks—7.00%
Associated Banc-Corp	150,142	1,980,373
BancFirst Corp.	48,640	1,967,974
Columbia Banking System, Inc.	105,797	2,078,911
Commerce Bancshares, Inc.	44,507	1,673,018
Community Trust Bancorp, Inc.	54,652	1,480,523
East West Bancorp, Inc.	126,974	2,067,137
FirstMerit Corp.	98,098	1,797,155
Zions Bancorp.	100,117	2,138,499

		15,183,590

Restaurants—4.83%
Brinker International, Inc.	117,215	2,210,675
DineEquity, Inc. (b)	53,579	2,409,983
P.F. Chang’s China Bistro, Inc. (c)	45,145	2,085,699
Papa John’s International, Inc. (b)	54,845	1,446,811
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

	Shares	Value

Restaurants—(continued)
Texas Roadhouse, Inc. (b)	166,476	$2,340,653

		10,493,821

Semiconductor Equipment—2.60%
Advanced Energy Industries, Inc. (b)	132,296	1,727,786
Cymer, Inc. (b)	55,744	2,066,988
MKS Instruments, Inc. (b)	102,231	1,838,113

		5,632,887

Semiconductors—1.13%
Semtech Corp. (b)	121,896	2,461,080

Specialized REIT’s—2.62%
LaSalle Hotel Properties	108,448	2,536,599
Senior Housing Properties Trust	73,846	1,735,381
Universal Health Realty Income Trust	41,089	1,413,872

		5,685,852

Specialty Chemicals—1.30%
PolyOne Corp. (b)	234,005	2,829,120

Systems Software—1.80%
Ariba Inc. (b)	206,368	3,900,355

Technology Distributors—0.88%
Ingram Micro Inc. -Class A (b)	113,644	1,916,038

Trading Companies & Distributors—0.77%
Beacon Roofing Supply, Inc. (b)	115,271	1,679,499

Trucking—1.95%
Landstar System, Inc.	48,908	1,888,827
Old Dominion Freight Line, Inc. (b)	92,250	2,344,995

		4,233,822

Total Common Stocks & Other Equity Interests (Cost $179,863,501)		215,111,244

Money Market Funds—1.36%
Liquid Assets Portfolio — Institutional Class (d)	1,476,783	1,476,783
Premier Portfolio — Institutional Class (d)	1,476,783	1,476,783

Total Money Market Funds (Cost $2,953,566)		2,953,566

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan) 100.48% (Cost $182,817,067)		218,064,810

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—2.75%
Liquid Assets Portfolio—Institutional Class (Cost $5,970,960)(d)(e)	5,970,960	5,970,960

TOTAL INVESTMENTS—103.23% (Cost $188,788,027)		224,035,770

OTHER ASSETS LESS LIABILITIES—(3.23)%		(7,012,692)

NET ASSETS—100.00%		$217,023,078

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Small Cap Equity Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco V.I. Small Cap Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$224,035,770	$—	$—	$224,035,770
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $76,880,887 and $71,226,014, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$39,964,413
Aggregate unrealized (depreciation) of investment securities	(8,125,883)

Net unrealized appreciation of investment securities	$31,838,530

Cost of investments for tax purposes is $192,197,240.
Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	I-VITEC-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.92%

Application Software—7.46%
Adobe Systems Inc. (b)	52,985	$1,385,558
Autodesk, Inc. (b)	49,417	1,579,862
NICE Systems Ltd. -ADR (Israel)(b)	61,289	1,917,733
Quest Software, Inc. (b)	63,951	1,572,555
TIBCO Software Inc. (b)	106,502	1,889,345

		8,345,053

Communications Equipment—14.48%
Acme Packet, Inc. (b)	36,161	1,371,948
Ciena Corp. (b)	97,074	1,511,442
Cisco Systems, Inc. (b)	133,564	2,925,052
CommScope, Inc. (b)	76,665	1,820,027
Finisar Corp. (b)	67,726	1,272,571
JDS Uniphase Corp. (b)	118,169	1,464,114
Plantronics, Inc.	28,095	949,049
Polycom, Inc. (b)	33,143	904,141
QUALCOMM, Inc.	77,998	3,519,270
Sycamore Networks, Inc.	13,895	450,337

		16,187,951

Computer Hardware—8.50%
Apple Inc. (b)	30,196	8,568,115
Dell Inc. (b)	71,884	931,617

		9,499,732

Computer Storage & Peripherals—5.95%
EMC Corp. (b)	130,314	2,646,677
NetApp, Inc. (b)	27,344	1,361,458
QLogic Corp. (b)	66,376	1,170,873
SMART Technologies Inc. -Class A (Canada)(b)	64,200	869,910
STEC Inc. (b)(c)	48,088	598,695

		6,647,613

Data Processing & Outsourced Services—4.09%
Alliance Data Systems Corp. (b)(c)	31,147	2,032,653
MasterCard, Inc. -Class A	6,820	1,527,680
Western Union Co.	57,260	1,011,784

		4,572,117

Electronic Components—2.05%
Corning Inc.	71,857	1,313,546
Dolby Laboratories Inc. -Class A (b)	17,212	977,814

		2,291,360

Electronic Equipment & Instruments—0.58%
Cogent Inc. (b)	61,225	651,434

Electronic Manufacturing Services—5.21%
Flextronics International Ltd.
(Singapore)(b)	374,937	2,264,619
Jabil Circuit, Inc.	46,823	674,719
Tyco Electronics Ltd. (Switzerland)	98,766	2,885,943

		5,825,281

Home Entertainment Software—0.51%
Nintendo Co., Ltd. (Japan)(c)	2,300	574,656

Internet Retail—1.76%
Amazon.com, Inc. (b)	12,539	1,969,375

Internet Software & Services—6.97%
Google Inc. -Class A (b)	9,599	5,047,058
GSI Commerce, Inc. (b)	44,192	1,091,542
VeriSign, Inc. (b)	29,962	950,994
Yahoo! Inc. (b)	49,973	708,118

		7,797,712

IT Consulting & Other Services—5.66%
Cognizant Technology Solutions Corp. -Class A (b)	74,767	4,820,229
International Business Machines Corp.	11,210	1,503,709

		6,323,938

Other Diversified Financial Services—0.76%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Cost $3,149,655) (b)(d)(e)	—	844,572

Semiconductor Equipment—3.49%
Advanced Energy Industries, Inc. (b)	49,103	641,285
ASML Holding N.V. -New York Shares (Netherlands)	69,451	2,064,778
Cymer, Inc. (b)	32,309	1,198,018

		3,904,081

Semiconductors—12.69%
Avago Technologies Ltd. (Singapore)(b)	71,137	1,601,294
Broadcom Corp. -Class A	49,646	1,756,972
Cirrus Logic, Inc. (b)	16,233	289,596
Intel Corp.	177,831	3,419,690
Microsemi Corp. (b)	126,482	2,169,166
ON Semiconductor Corp. (b)	137,310	990,005
RF Micro Devices, Inc. (b)	140,799	864,506
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

	Shares	Value

Semiconductors—(continued)
Semtech Corp. (b)	73,731	$1,488,629
Skyworks Solutions, Inc. (b)	34,757	718,775
Xilinx, Inc.	33,698	896,704

		14,195,337

Systems Software—16.34%
Ariba Inc. (b)	92,177	1,742,145
Check Point Software Technologies Ltd. (Israel)(b)	116,517	4,302,973
CommVault Systems, Inc. (b)	20,592	536,010
Microsoft Corp.	155,470	3,807,461
Oracle Corp.	93,925	2,521,886
Red Hat, Inc. (b)	46,701	1,914,741
Rovi Corp. (b)	50,225	2,531,842
Symantec Corp. (b)	60,523	918,134

		18,275,192

Technology Distributors—1.42%
Anixter International Inc. (b)	29,410	1,587,846

Total Common Stocks & Other Equity Interests (Cost $92,260,903)		109,493,250

Money Market Funds—1.98%
Liquid Assets Portfolio — Institutional Class (f)	1,105,577	1,105,577
Premier Portfolio — Institutional Class (f)	1,105,577	1,105,577
Total Money Market Funds (Cost $2,211,154)		2,211,154

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.90% (Cost $94,472,057)		111,704,404

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—2.23%
Liquid Assets Portfolio —Institutional Class (Cost $2,496,898)(f)(g)	2,496,898	2,496,898

TOTAL INVESTMENTS—102.13% (Cost $96,968,955)		114,201,302

OTHER ASSETS LESS LIABILITIES—(2.13)%		(2,384,144)

NET ASSETS—100.00%		$111,817,158

Investment Abbreviations:

ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2010.

(d)	The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2010 represented 0.76% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Technology Fund

A.	Security Valuations—(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.

E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results
Invesco V.I. Technology Fund

F.	Foreign Currency Translations—(continued)

of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
General Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$113,356,730	$—	$844,572	$114,201,302
Invesco V.I. Technology Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $34,203,875 and $44,797,652, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$25,576,073
Aggregate unrealized (depreciation) of investment securities	(6,542,245)

Net unrealized appreciation of investment securities	$19,033,828

Cost of investments for tax purposes is $95,167,474.
Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	I-VIUTI-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments(a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks—95.03%
Electric Utilities—45.98%
American Electric Power Co., Inc.	82,768	$2,998,685
Duke Energy Corp.	104,755	1,855,211
E.ON AG (Germany)	53,357	1,570,539
Edison International	78,139	2,687,200
Entergy Corp.	41,886	3,205,535
Exelon Corp.	37,918	1,614,548
FirstEnergy Corp.	53,693	2,069,328
NextEra Energy, Inc.	19,558	1,063,760
Northeast Utilities	59,859	1,770,031
Pepco Holdings, Inc.	152,313	2,833,022
Pinnacle West Capital Corp.	10,555	435,605
Portland General Electric Co.	129,466	2,625,570
PPL Corp.	95,357	2,596,571
Southern Co.	79,108	2,945,982

		30,271,587

Gas Utilities—5.53%
AGL Resources Inc.	27,701	1,062,610
ONEOK, Inc.	38,288	1,724,492
UGI Corp.	29,949	856,841

		3,643,943

Independent Power Producers & Energy Traders—4.86%
Calpine Corp. (b)	96,596	1,202,620
NRG Energy, Inc. (b)	95,846	1,995,514

		3,198,134

Integrated Telecommunication Services—5.59%
AT&T Inc.	41,493	1,186,700
Qwest Communications International Inc.	113,728	713,075
Verizon Communications Inc.	54,675	1,781,858

		3,681,633

Multi-Utilities—27.26%
CMS Energy Corp.	119,894	2,160,490
Dominion Resources, Inc.	72,972	3,185,957
National Grid PLC (United Kingdom)	320,668	2,720,355
PG&E Corp.	37,657	1,710,381
Public Service Enterprise Group Inc.	65,698	2,173,290
Sempra Energy	43,756	2,354,073
Wisconsin Energy Corp.	12,683	733,077
Xcel Energy, Inc.	126,774	2,911,999

		17,949,622

Oil & Gas Exploration & Production—1.15%
EQT Corp.	21,018	757,909

Oil & Gas Storage & Transportation—4.66%
El Paso Corp.	54,162	670,526
Southern Union Co.	44,355	1,067,181
Williams Cos., Inc. (The)	69,599	1,330,037

		3,067,744

Total Common Stocks (Cost $54,792,205)		62,570,572

Money Market Funds—4.81%
Liquid Assets Portfolio — Institutional Class (c)	1,583,335	1,583,335
Premier Portfolio — Institutional Class (c)	1,583,335	1,583,335

Total Money Market Funds (Cost $3,166,670)		3,166,670

TOTAL INVESTMENTS—99.84% (Cost $57,958,875)		65,737,242

OTHER ASSETS LESS LIABILITIES—0.16%		104,605

NET ASSETS—100.00%		$65,841,847

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Utilities Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund’s holdings.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies
Invesco V.I. Utilities Fund

F.	Foreign Currency Translations — (continued)
are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$64,166,703	$1,570,539	$—	$65,737,242
Invesco V.I. Utilities Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2010 was $5,668,393 and $11,463,692, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$9,690,782
Aggregate unrealized (depreciation) of investment securities	(2,224,611)

Net unrealized appreciation of investment securities	$7,466,171

Cost of investments for tax purposes is $58,271,071.
Invesco V.I. Utilities Fund

Invesco Van Kampen V.I. Capital Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	Invesco Advisers, Inc.

Invesco Van Kampen V.I. Capital Growth Fund
Schedule of Investments ■ September 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.8%
Aerospace & Defense 2.0%
Goodrich Corp.	50,745	$3,741,429

Agricultural Products 1.0%
Bunge Ltd. (Bermuda)	32,100	1,899,036

Air Freight & Logistics 1.9%
C.H. Robinson Worldwide, Inc.	30,382	2,124,310
Expeditors International of Washington, Inc.	33,061	1,528,410

		3,652,720

Airlines 1.3%
Continental Airlines, Inc., Class B (a)	99,317	2,467,034

Apparel Retail 3.8%
Limited Brands, Inc.	137,501	3,682,277
Ross Stores, Inc.	63,797	3,484,592

		7,166,869

Application Software 2.2%
Adobe Systems, Inc. (a)	58,059	1,518,243
Salesforce.com, Inc. (a)	23,887	2,670,566

		4,188,809

Asset Management & Custody Banks 0.8%
Ameriprise Financial, Inc.	30,329	1,435,472

Biotechnology 2.6%
Dendreon Corp. (a)	22,726	935,857
Gilead Sciences, Inc. (a)	81,280	2,894,381
United Therapeutics Corp. (a)	17,350	971,773

		4,802,011

Broadcasting & Cable TV 1.7%
Comcast Corp., Class A	174,968	3,163,421

Invesco Van Kampen V.I. Capital Growth Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Broadcasting — Diversified 1.0%
DIRECTV, Class A (a)	39,952	$1,663,202
Time Warner Cable, Inc.	4,214	227,514

		1,890,716

Casinos & Gaming 1.5%
Las Vegas Sands Corp. (a)	79,405	2,767,264

Communications Equipment 2.7%
Cisco Systems, Inc. (a)	148,251	3,246,697
QUALCOMM, Inc.	41,493	1,872,164

		5,118,861

Computer Hardware 6.9%
Apple, Inc. (a)	45,637	12,949,499

Computer Storage & Peripherals 2.6%
EMC Corp. (a)	237,354	4,820,660

Construction & Farm Machinery & Heavy Trucks 1.4%
Deere & Co.	39,043	2,724,421

Consumer Finance 1.6%
American Express Co.	71,900	3,021,957

Data Processing & Outsourced Services 3.1%
Visa, Inc., Class A	77,858	5,781,735

Diversified Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	10,639	908,464

Fertilizers & Agricultural Chemicals 3.2%
Monsanto Co.	61,832	2,963,608
Mosaic Co.	53,406	3,138,136

		6,101,744

General Merchandise Stores 1.0%
Dollar Tree, Inc. (a)	40,033	1,952,009

Invesco Van Kampen V.I. Capital Growth Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Gold 2.0%
Barrick Gold Corp. (Canada)	79,914	$3,699,219

Health Care Equipment 1.2%
Hospira, Inc. (a)	40,378	2,301,950

Health Care Services 1.0%
Medco Health Solutions, Inc. (a)	37,937	1,975,000

Home Improvement Retail 0.8%
Home Depot, Inc.	48,265	1,529,035

Industrial Machinery 0.9%
Ingersoll-Rand PLC (Ireland)	46,680	1,666,943

Integrated Oil & Gas 4.3%
Exxon Mobil Corp.	73,659	4,551,389
Occidental Petroleum Corp.	45,516	3,563,903

		8,115,292

Internet Retail 1.2%
Amazon.com, Inc. (a)	14,370	2,256,952

Internet Software & Services 5.1%
Baidu, Inc. — ADR (Cayman Islands) (a)	47,987	4,924,426
Google, Inc., Class A (a)	8,765	4,608,549

		9,532,975

IT Consulting & Other Services 1.4%
Cognizant Technology Solutions Corp., Class A (a)	42,024	2,709,287

Life & Health Insurance 1.1%
Prudential Financial, Inc.	39,395	2,134,421

Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc. (a)	36,318	1,738,906

Invesco Van Kampen V.I. Capital Growth Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Managed Health Care 2.0%
UnitedHealth Group, Inc.	108,799	$3,819,933

Oil & Gas Equipment & Services 4.4%
Cameron International Corp. (a)	35,571	1,528,130
Halliburton Co.	92,312	3,052,758
Schlumberger Ltd. (Netherlands Antilles)	59,884	3,689,453

		8,270,341

Oil & Gas Exploration & Production 0.6%
EOG Resources, Inc.	11,247	1,045,634

Pharmaceuticals 5.0%
Abbott Laboratories	71,966	3,759,504
Mead Johnson Nutrition Co.	74,592	4,245,031
Teva Pharmaceutical Industries Ltd. — ADR (Israel)	25,520	1,346,180

		9,350,715

Property & Casualty Insurance 1.0%
Berkshire Hathaway, Inc., Class B (a)	22,300	1,843,764

Railroads 2.3%
Union Pacific Corp.	52,604	4,303,007

Restaurants 1.5%
McDonald’s Corp.	38,686	2,882,494

Semiconductors 2.3%
Broadcom Corp., Class A	45,263	1,601,858
Intel Corp.	48,183	926,559
Xilinx, Inc.	71,220	1,895,164

		4,423,581

Soft Drinks 1.0%
PepsiCo, Inc.	27,087	1,799,660

Invesco Van Kampen V.I. Capital Growth Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Systems Software 5.9%
Oracle Corp.	160,271	$4,303,276
Red Hat, Inc. (a)	46,648	1,912,568
Rovi Corp. (a)	68,882	3,472,342
VMware, Inc., Class A (a)	16,767	1,424,189

		11,112,375

Trading Companies & Distributors 1.0%
WW Grainger, Inc.	16,005	1,906,356

Wireless Telecommunication Services 3.1%
America Movil SAB de CV, Ser L — ADR (Mexico)	50,931	2,716,150
American Tower Corp., Class A (a)	59,304	3,039,923

		5,756,073

Total Common Stocks 92.8%		174,728,044

Investment Companies 0.0%
SPDR S&P 500 ETF Trust	79	9,016

Total Long-Term Investments 92.8% (Cost $145,585,042)		174,737,060

Money Market Funds 4.8%
Liquid Assets Portfolio—Institutional Class (b)	4,503,499	4,503,499
Premier Portfolio—Institutional Class (b)	4,503,499	4,503,499

Total Money Market Funds 4.8% (Cost $9,006,998)		9,006,998

Total Investments 97.6% (Cost $154,592,040)		183,744,058

Other Assets in Excess of Liabilities 2.4%		4,476,301

Net Assets 100.0%		$188,220,359

Investment Abbreviations:
ADR — American Depositary Receipt

Invesco Van Kampen V.I. Capital Growth Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
Security Valuations Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen V.I. Capital Growth Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3
		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Equity Securities	$183,744,058	$—	$—	$183,744,058

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,418,049
Aggregate unrealized (depreciation) of investment securities	(1,518,026)

Net unrealized appreciation of investment securities	$25,900,023

Cost of investments for tax purposes is $157,844,035.
Subsequent Event Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco V.I. Large Cap Growth Fund (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Van Kampen V.I. Comstock Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-VICOM-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Van Kampen V.I. Comstock Fund
Schedule of Investments ■ September, 30 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.0%
Aerospace & Defense 1.1%
Honeywell International, Inc.	442,009	$19,421,875

Aluminum 1.3%
Alcoa, Inc.	1,836,633	22,241,626

Asset Management & Custody Banks 2.3%
Bank of New York Mellon Corp.	1,266,062	33,082,200
State Street Corp.	150,700	5,675,362

		38,757,562

Broadcasting & Cable TV 4.7%
Comcast Corp., Class A	4,349,792	78,644,239

Broadcasting — Diversified 2.2%
DIRECTV, Class A (a)	316,757	13,186,594
Time Warner Cable, Inc.	435,982	23,538,668

		36,725,262

Communications Equipment 1.0%
Cisco Systems, Inc. (a)	739,611	16,197,481

Computer Hardware 2.2%
Dell, Inc. (a)	1,391,004	18,027,412
Hewlett-Packard Co.	445,571	18,745,172

		36,772,584

Data Processing & Outsourced Services 0.3%
Western Union Co.	285,542	5,045,527

Department Stores 1.0%
J.C. Penney Co., Inc.	390,123	10,603,543
Macy’s, Inc.	260,165	6,007,210

		16,610,753

Diversified Banks 1.6%
U.S. Bancorp	481,681	10,413,943

Invesco Van Kampen V.I. Comstock Fund
Schedule of Investments ■ September, 30 2010 (Unaudited) (continued)

	Number of
Description	Shares	Value

Diversified Banks (continued)
Wells Fargo & Co.	649,981	$16,334,023

		26,747,966

Diversified Chemicals 0.7%
Du Pont (E.I.) de Nemours & Co.	265,155	11,831,216

Drug Retail 1.5%
CVS Caremark Corp.	787,593	24,785,552

Electric Utilities 1.1%
American Electric Power Co., Inc.	132,400	4,796,852
FirstEnergy Corp.	340,751	13,132,544

		17,929,396

Electrical Components & Equipment 0.8%
Emerson Electric Co.	269,775	14,206,351

General Merchandise Stores 0.4%
Target Corp.	117,878	6,299,400

Health Care Distributors 1.3%
Cardinal Health, Inc.	650,265	21,484,756

Home Improvement Retail 1.7%
Home Depot, Inc.	462,571	14,654,249
Lowe’s Cos., Inc.	668,721	14,905,791

		29,560,040

Household Products 0.3%
Procter & Gamble Co.	83,774	5,023,927

Hypermarkets & Super Centers 1.8%
Wal-Mart Stores, Inc.	561,375	30,044,790

Industrial Conglomerates 3.2%
General Electric Co.	1,350,889	21,951,946
Textron, Inc.	507,726	10,438,847

Invesco Van Kampen V.I. Comstock Fund
Schedule of Investments ■ September, 30 2010 (Unaudited) (continued)

	Number of
Description	Shares	Value

Industrial Conglomerates (continued)
Tyco International Ltd. (Switzerland)	605,400	$22,236,342

		54,627,135

Industrial Machinery 1.1%
Ingersoll-Rand PLC (Ireland)	523,514	18,694,685

Integrated Oil & Gas 6.4%
BP PLC — ADR (United Kingdom)	227,139	9,351,313
Chevron Corp.	422,300	34,227,415
ConocoPhillips	465,930	26,758,360
Royal Dutch Shell PLC — ADR (United Kingdom)	428,734	25,852,660
Total SA — ADR (France)	244,455	12,613,878

		108,803,626

Integrated Telecommunication Services 3.3%
AT&T, Inc.	862,403	24,664,726
Verizon Communications, Inc.	936,445	30,518,742

		55,183,468

Internet Software & Services 4.6%
eBay, Inc. (a)	2,088,363	50,956,057
Yahoo!, Inc. (a)	1,895,149	26,854,261

		77,810,318

Investment Banking & Brokerage 1.5%
Goldman Sachs Group, Inc.	127,679	18,459,830
Morgan Stanley	255,585	6,307,838

		24,767,668

IT Consulting & Other Services 0.5%
Accenture PLC, Class A (Ireland)	192,000	8,158,080

Life & Health Insurance 2.9%
Aflac, Inc.	165,873	8,577,293
MetLife, Inc.	635,000	24,415,750
Torchmark Corp.	288,637	15,338,170

		48,331,213

Managed Health Care 2.5%
UnitedHealth Group, Inc.	858,158	30,129,927

Invesco Van Kampen V.I. Comstock Fund
Schedule of Investments ■ September, 30 2010 (Unaudited) (continued)

	Number of
Description	Shares	Value

Managed Health Care (continued)
WellPoint, Inc. (a)	203,851	$11,546,121

		41,676,048

Movies & Entertainment 6.7%
News Corp., Class B	1,522,447	22,928,052
Time Warner, Inc.	782,715	23,990,215
Viacom, Inc., Class B	1,819,002	65,829,682

		112,747,949

Multi-Utilities 0.3%
Sempra Energy	103,200	5,552,160

Oil & Gas Drilling 0.4%
Noble Corp. (Switzerland) (a)	179,192	6,054,898

Oil & Gas Equipment & Services 2.6%
Halliburton Co.	933,769	30,879,741
Weatherford International Ltd. (Switzerland) (a)	730,034	12,483,581

		43,363,322

Other Diversified Financial Services 6.1%
Bank of America Corp.	2,486,054	32,592,168
Citigroup, Inc. (a)	5,655,647	22,057,023
JPMorgan Chase & Co.	1,263,873	48,115,645

		102,764,836

Packaged Foods & Meats 4.2%
Kraft Foods, Inc., Class A	1,345,953	41,536,109
Unilever NV (Netherlands)	1,001,477	29,924,133

		71,460,242

Paper Products 2.5%
International Paper Co.	1,955,567	42,533,582

Personal Products 0.6%
Avon Products, Inc.	302,379	9,709,390

Invesco Van Kampen V.I. Comstock Fund
Schedule of Investments ■ September, 30 2010 (Unaudited) (continued)

	Number of
Description	Shares	Value

Pharmaceuticals 8.8%
Abbott Laboratories	260,729	$13,620,483
Bristol-Myers Squibb Co.	1,381,539	37,453,522
GlaxoSmithKline PLC — ADR (United Kingdom)	256,212	10,125,498
Merck & Co., Inc.	877,566	32,303,205
Pfizer, Inc.	2,627,971	45,122,262
Roche Holdings AG — ADR (Switzerland)	304,098	10,443,212

		149,068,182

Property & Casualty Insurance 5.8%
Chubb Corp.	1,103,447	62,885,445
Travelers Cos., Inc.	674,511	35,142,023

		98,027,468

Regional Banks 1.1%
PNC Financial Services Group, Inc.	369,989	19,206,129

Semiconductor Equipment 0.5%
KLA-Tencor Corp.	251,619	8,864,537

Semiconductors 1.2%
Intel Corp.	1,094,599	21,049,139

Soft Drinks 1.4%
Coca-Cola Co.	322,692	18,883,936
PepsiCo, Inc.	81,100	5,388,284

		24,272,220

Systems Software 0.3%
Microsoft Corp.	205,237	5,026,254

Tobacco 0.7%
Philip Morris International, Inc.	211,298	11,836,914

Wireless Telecommunication Services 0.9%
Vodafone Group PLC — ADR (United Kingdom)	624,100	15,483,921

Invesco Van Kampen V.I. Comstock Fund
Schedule of Investments ■ September, 30 2010 (Unaudited) (continued)

	Number of
Description	Shares	Value

Total Long-Term Investments 97.4% (Cost $1,852,268,238)		$1,643,403,687

Money Market Funds 2.1%
Liquid Assets Portfolio-Institutional Class (b)	17,813,332	17,813,332
Premier Portfolio-Institutional Class (b)	17,813,332	17,813,332

Total Money Market Funds 2.1% (Cost $35,626,664)		35,626,664

Total Investments 99.5% (Cost $1,887,894,902)		1,679,030,351

Other Assets in Excess of Liabilities 0.5%		8,600,846

Net Assets 100.0%		$1,687,631,197

Investment Abbreviations:
ADR — American Depositary Receipt
Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market and the Fund are affiliated by having the same investment adviser.
Notes to Schedule of Investments:
Security Valuations Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Invesco Van Kampen V.I. Comstock Fund
Schedule of Investments ■ September, 30 2010 (Unaudited) (continued)
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments

Invesco Van Kampen V.I. Comstock Fund
Schedule of Investments ■ September, 30 2010 (Unaudited) (continued)
are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3
Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Equity Securities	$1,668,587,139	$10,443,212	$—	$1,679,030,351

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$81,132,509
Aggregate unrealized (depreciation) of investment securities	(303,944,355)

Net unrealized appreciation of investment securities	$(222,811,846)

Cost of Investments for tax purposes is $1,901,842,197.

Invesco Van Kampen V.I. Equity and Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-VIEGI-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—61.5%
Air Freight & Logistics—0.3%
FedEx Corp.	28,885	$2,469,668

Apparel Retail—0.2%
Gap, Inc. (The)	90,001	1,677,619

Asset Management & Custody Banks—0.6%
State Street Corp.	114,359	4,306,760

Automobile Manufacturers—0.4%
Ford Motor Co. (b)	248,400	3,040,416

Cable & Satellite—1.8%
Comcast Corp. (Class A)	410,566	7,423,033
Time Warner Cable, Inc.	100,451	5,423,350

		12,846,383

Communications Equipment—0.8%
Cisco Systems, Inc. (b)	262,695	5,753,020

Computer Hardware—1.7%
Dell, Inc. (b)	381,513	4,944,408
Hewlett-Packard Co.	176,766	7,436,546

		12,380,954

Consumer Electronics—0.7%
Sony Corp. (ADR) (Japan)	164,170	5,076,136

Data Processing & Outsourced Services—0.7%
Western Union Co. (The)	296,914	5,246,470

Diversified Banks—0.9%
US Bancorp	124,383	2,689,160
Wells Fargo & Co.	159,697	4,013,186

		6,702,346

Diversified Chemicals—1.1%
Dow Chemical Co. (The)	144,029	3,955,036
PPG Industries, Inc.	57,195	4,163,796

		8,118,832

Diversified Support Services—0.4%
Cintas Corp.	97,906	2,697,310

Drug Retail—0.9%
Walgreen Co.	205,027	6,868,404

Electric Utilities—2.8%
American Electric Power Co., Inc.	275,758	9,990,712
Edison International	81,695	2,809,491
Entergy Corp.	45,882	3,511,350
FirstEnergy Corp.	98,502	3,796,267

		20,107,820

Food Distributors—0.6%
Sysco Corp.	159,863	4,559,293

Health Care Distributors—0.4%
Cardinal Health, Inc.	86,400	2,854,656

Health Care Equipment—0.7%
Covidien PLC (Ireland)	133,856	5,379,673

Home Improvement Retail—0.9%
Home Depot, Inc.	205,091	6,497,283

Human Resource & Employment Services—0.7%
Manpower, Inc.	53,333	2,783,983
Robert Half International, Inc.	82,665	2,149,290

		4,933,273

Hypermarkets & Super Centers—1.3%
Wal-Mart Stores, Inc.	176,052	9,422,303

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Shares	Value

Industrial Conglomerates—3.7%
General Electric Co.	1,011,236	$16,432,585
Siemens AG (ADR) (Germany)	34,132	3,597,513
Tyco International Ltd. (Luxembourg)	183,142	6,726,805

		26,756,903

Industrial Machinery—1.1%
Dover Corp.	75,004	3,915,959
Ingersoll-Rand PLC (Ireland)	115,479	4,123,755

		8,039,714

Insurance Brokers—2.0%
Marsh & McLennan Cos., Inc.	594,756	14,345,515

Integrated Oil & Gas—5.0%
ConocoPhillips	96,720	5,554,630
Exxon Mobil Corp.	73,945	4,569,062
Hess Corp.	116,501	6,887,539
Occidental Petroleum Corp.	129,368	10,129,514
Royal Dutch Shell PLC (ADR) (Netherlands)	147,395	8,887,918

		36,028,663

Integrated Telecommunication Services—0.7%
Verizon Communications, Inc.	160,719	5,237,832

Internet Software & Services—2.3%
eBay, Inc. (b)	493,216	12,034,470
Yahoo!, Inc. (b)	348,840	4,943,063

		16,977,533

Investment Banking & Brokerage—1.2%
Charles Schwab Corp. (The)	440,581	6,124,076
Morgan Stanley	112,267	2,770,749

		8,894,825

IT Consulting & Other Services—0.7%
Amdocs Ltd. (b)	164,433	4,712,650

Life & Health Insurance—0.5%
Principal Financial Group, Inc.	133,320	3,455,654

Managed Health Care—1.3%
UnitedHealth Group, Inc.	272,207	9,557,188

Movies & Entertainment—3.2%
Time Warner, Inc.	294,547	9,027,866
Viacom, Inc. (Class B)	383,142	13,865,909

		22,893,775

Office Services & Supplies—0.4%
Avery Dennison Corp.	79,435	2,948,627

Oil & Gas Equipment & Services—1.0%
Cameron International Corp. (b)	38,569	1,656,924
Schlumberger Ltd. (Netherlands)	90,770	5,592,340

		7,249,264

Oil & Gas Exploration & Production—2.2%
Anadarko Petroleum Corp.	154,406	8,808,862
Devon Energy Corp.	66,819	4,325,862
Noble Energy, Inc.	33,726	2,532,486

		15,667,210

Other Diversified Financial Services—4.9%
Bank of America Corp.	734,424	9,628,299
Citigroup, Inc. (b)	1,161,660	4,530,474
JPMorgan Chase & Co.	567,191	21,592,961

		35,751,734

Packaged Foods & Meats—2.4%
Kraft Foods, Inc. (Class A)	340,553	10,509,466
Unilever N.V. (NY Registered Shares) (Netherlands)	219,490	6,558,361

		17,067,827

Personal Products—0.7%
Avon Products, Inc.	162,408	5,214,921

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Shares	Value
Pharmaceuticals—4.8%
Abbott Laboratories	67,979	$3,551,223
Bayer AG (ADR) (Germany)	74,687	5,208,276
Bristol-Myers Squibb Co.	345,547	9,367,779
Merck & Co., Inc.	149,695	5,510,273
Pfizer, Inc.	415,143	7,128,005
Roche Holding AG (ADR) (Switzerland)	125,885	4,323,092

		35,088,648

Property & Casualty Insurance—0.7%
Chubb Corp.	89,962	5,126,934

Regional Banks—1.8%
BB&T Corp.	109,316	2,632,329
Fifth Third Bancorp	201,205	2,420,496
PNC Financial Services Group, Inc.	155,378	8,065,672

		13,118,497

Semiconductor Equipment—0.1%
Lam Research Corp. (b)	17,440	729,864

Semiconductors—0.7%
Intel Corp.	245,498	4,720,927

Soft Drinks—1.1%
Coca-Cola Co. (The)	67,586	3,955,133
Coca-Cola Enterprises, Inc.	117,885	3,654,435

		7,609,568

Wireless Telecommunication Services—1.1%
Vodafone Group PLC (ADR) (United Kingdom)	324,960	8,062,258

Total Common Stocks & Other Equity Interests (Cost $424,231,328)		446,195,150

	Principal
	Amount

Convertible Bonds—14.9%
Advertising—0.5%
Interpublic Group of Cos., Inc., 4.25%, 03/15/23	$1,805,000	1,962,937
Interpublic Group of Cos., Inc., 4.75%, 03/15/23	1,638,000	1,861,178

		3,824,115

Application Software—0.3%
Cadence Design Systems, Inc., 1.50%, 12/15/13	860,000	779,375
Cadence Design Systems, Inc., 2.625%, 06/01/15(c)	1,049,000	1,246,999

		2,026,374

Asset Management & Custody Banks—0.5%
Affiliated Managers Group, Inc., 3.95%, 08/15/38	2,511,000	2,554,943
Janus Capital Group, Inc., 3.25%, 07/15/14	1,225,000	1,402,625

		3,957,568

Auto Parts & Equipment—0.4%
BorgWarner, Inc., 3.50%, 04/15/12	1,772,000	2,959,240

Automobile Manufacturers—0.8%
Ford Motor Co., 4.25%, 11/15/16	3,775,000	5,653,062

Biotechnology—2.2%
Amgen, Inc., 0.375%, 02/01/13	6,808,000	6,782,470
Amylin Pharmaceuticals, Inc., 3.00%, 06/15/14	1,628,000	1,489,620
Cephalon, Inc., 2.50%, 05/01/14	2,659,000	3,004,670
Gilead Sciences, Inc., 1.625%, 05/01/16(c)	4,665,000	4,781,625

		16,058,385

Casinos & Gaming—0.8%
International Game Technology, 3.25%, 05/01/14	3,013,000	3,291,702
MGM Resorts International, 4.25%, 04/15/15(c)	2,731,000	2,529,589

		5,821,291

Coal & Consumable Fuels—0.4%
Massey Energy Co., 3.25%, 08/01/15	3,271,000	2,919,368

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Communications Equipment—0.9%
Alcatel-Lucent USA, Inc., (Series B) , 2.875%, 06/15/25	$4,401,000	$4,010,411
Ciena Corp., 0.25%, 05/01/13	1,336,000	1,199,060
JDS Uniphase Corp., 1.00%, 05/15/26(c)	1,100,000	1,031,250
JDS Uniphase Corp., 1.00%, 05/15/26	662,000	620,625

		6,861,346

Computer Storage & Peripherals—0.8%
SanDisk Corp., 1.00%, 05/15/13	6,064,000	5,594,040

Construction & Farm Machinery & Heavy Trucks—0.2%
Navistar International Corp., 3.00%, 10/15/14	967,000	1,091,501

Construction Materials—0.3%
Cemex SAB de CV, 4.875%, 03/15/15(c)	1,950,000	1,886,625

Health Care Equipment—0.2%
Wright Medical Group, Inc., 2.625%, 12/01/14	1,640,000	1,465,750

Health Care Facilities—0.4%
LifePoint Hospitals, Inc., 3.50%, 05/15/14	2,770,000	2,770,000

Health Care Services—0.3%
Omnicare, Inc., (Series OCR) , 3.25%, 12/15/35	2,896,000	2,505,040

Hotels, Resorts & Cruise Lines—0.3%
Gaylord Entertainment Co., 3.75%, 10/01/14(c)	1,728,000	2,263,680

Industrial Conglomerates—0.1%
Textron, Inc., (Series TXT) , 4.50%, 05/01/13	474,000	810,540

Investment Banking & Brokerage—0.6%
Goldman Sachs Group, Inc. (The), (Series 0000) (MTN) , 1.00%, 03/15/17(c)	3,328,000	3,265,600
Jefferies Group, Inc., 3.875%, 11/01/29	1,414,200	1,430,110

		4,695,710

Life Sciences Tools & Services—0.4%
Life Technologies Corp., 1.50%, 02/15/24	2,545,000	2,885,394

Movies & Entertainment—0.7%
Liberty Media LLC, 3.125%, 03/30/23	4,735,200	5,238,315

Oil & Gas Equipment & Services—0.2%
Helix Energy Solutions Group, Inc., 3.25%, 12/15/25	1,208,000	1,118,910

Pharmaceuticals—1.1%
Endo Pharmaceuticals Holdings, Inc., 1.75%, 04/15/15	1,493,000	1,901,709
King Pharmaceuticals, Inc., 1.25%, 04/01/26	2,368,000	2,225,920
Mylan, Inc., 1.25%, 03/15/12	3,359,000	3,497,558

		7,625,187

Semiconductors—1.0%
Linear Technology Corp., 3.00%, 05/01/27(c)	1,193,000	1,216,860
Linear Technology Corp., 3.00%, 05/01/27	819,000	835,380
Micron Technology, Inc., 1.875%, 06/01/14	3,414,000	3,051,262
Xilinx, Inc., 3.125%, 03/15/37	763,000	746,786
Xilinx, Inc., 3.125%, 03/15/37(c)	1,302,000	1,274,333

		7,124,621

Specialized Finance—0.2%
NASDAQ OMX Group, Inc. (The), 2.50%, 08/15/13	1,601,000	1,586,991

Steel—0.4%
Allegheny Technologies, Inc., 4.25%, 06/01/14	2,058,000	2,804,025

Systems Software—0.5%
Symantec Corp., 1.00%, 06/15/13	3,445,000	3,724,906

Thrifts & Mortgage Finance—0.1%
MGIC Investment Corp., 5.00%, 05/01/17	554,000	607,323

Wireless Telecommunication Services—0.3%
SBA Communications Corp., 1.875%, 05/01/13	1,711,000	1,929,153

Total Convertible Bonds (Cost $97,978,297)		107,808,460

U.S. Treasury Securities—7.6%
U.S. Treasury Bills—0.0%
0.201%, 10/28/10(d)(e)	345,000	344,948

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

U.S. Treasury Bonds—2.7%
6.625%, 02/15/27	$2,500,000	$3,608,594
8.125%, 08/15/21	2,700,000	4,092,188
5.375%, 02/15/31	8,800,000	11,332,750
4.25%, 05/15/39	250,000	275,000
4.625%, 02/15/40	200,000	233,719

		19,542,251

U.S. Treasury Notes—4.9%
4.00%, 08/15/18	3,055,000	3,475,063
3.375%, 11/15/19	300,000	323,297
2.625%, 07/31/14	1,000,000	1,064,687
1.50%, 12/31/13	500,000	512,500
1.75%, 03/31/14	2,300,000	2,375,469
3.625%, 08/15/19	1,260,000	1,385,803
2.375%, 10/31/14	14,100,000	14,884,312
2.25%, 01/31/15	6,000,000	6,298,125
2.125%, 11/30/14	4,700,000	4,913,703

		35,232,959

Total U.S. Treasury Securities (Cost $51,099,849)		55,120,158

Bonds & Notes—8.1%
Advertising—0.0%
WPP Finance (United Kingdom), 8.00%, 09/15/14	100,000	119,206

Agricultural Products—0.0%
Corn Products International, Inc., 6.625%, 04/15/37	215,000	233,254

Air Freight & Logistics—0.0%
FedEx Corp., 7.25%, 02/15/11	10,000	10,246

Airlines—0.0%
Delta Air Lines, Inc., 6.20%, 07/02/18	230,000	243,512

Application Software—0.0%
Adobe Systems, Inc., 4.75%, 02/01/20	185,000	199,117

Automobile Manufacturers—0.0%
Daimler Finance North America LLC, 7.30%, 01/15/12	170,000	182,682

Automotive Retail—0.1%
Advance Auto Parts, Inc., 5.75%, 05/01/20	525,000	565,031
AutoZone, Inc., 6.50%, 01/15/14	360,000	406,932

		971,963

Brewers—0.1%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 03/26/13	180,000	184,636
Anheuser-Busch InBev Worldwide, Inc., 7.20%, 01/15/14(c)	215,000	250,928
FBG Finance Ltd. (Australia), 5.125%, 06/15/15(c)	295,000	328,308

		763,872

Broadcasting—0.0%
COX Communications, Inc., 8.375%, 03/01/39(c)	50,000	67,998

Cable & Satellite—0.2%
Comcast Corp., 5.15%, 03/01/20	160,000	175,333
Comcast Corp., 5.70%, 05/15/18	400,000	457,988
DirecTV Holdings LLC / Financing Co., Inc., 7.625%, 05/15/16	410,000	458,175
Time Warner Cable, Inc., 6.75%, 06/15/39	130,000	150,051
Time Warner Cable, Inc., 8.75%, 02/14/19	200,000	264,246

		1,505,793

Commercial Banks — Non-U.S.—0.1%
Groupe BPCE (France)	390,000	392,090

Communications Equipment—0.0%
Cisco Systems, Inc., 4.95%, 02/15/19	215,000	246,687
Corning, Inc., 6.625%, 05/15/19	35,000	42,549

		289,236

Construction Materials—0.0%
Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19(c)	85,000	93,735

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Consumer Finance—0.3%
American Express Co., 8.125%, 05/20/19	$555,000	$719,158
Capital One Bank USA NA, 8.80%, 07/15/19	400,000	512,499
HSBC Finance Corp., 6.375%, 10/15/11	445,000	469,087
HSBC Finance Corp., 6.75%, 05/15/11	120,000	124,399

		1,825,143

Department Stores—0.0%
Kohl’s Corp., 6.875%, 12/15/37	190,000	236,719

Diversified Banks—1.0%
Abbey National Treasury Services PLC, 3.875%, 11/10/14(c)	210,000	215,576
Ally Financial, Inc., 2.20%, 12/19/12	500,000	517,520
Bank of Nova Scotia, 2.375%, 12/17/13	360,000	372,943
Barclays Bank PLC (United Kingdom), 6.75%, 05/22/19	485,000	579,624
Commonwealth Bank of Australia (Australia), 5.00%, 10/15/19(c)	285,000	308,897
Credit Suisse (Switzerland), 6.00%, 02/15/18	70,000	77,486
HBOS PLC (United Kingdom), 6.75%, 05/21/18(c)	325,000	326,410
HSBC Bank PLC, 4.125%, 08/12/20(c)	565,000	574,318
Lloyds TSB Bank PLC (United Kingdom), 5.80%, 01/13/20(c)	185,000	192,563
National Australia Bank Ltd., 3.75%, 03/02/15(c)	190,000	201,790
Nordea Bank AB, 4.875%, 01/27/20(c)	245,000	266,658
Rabobank Nederland N.V. (Netherlands), 4.75%, 01/15/20(c)	490,000	530,826
Royal Bank of Scotland PLC (The) (United Kingdom), 4.875%, 03/16/15	420,000	442,666
Santander US Debt SA Unipersonal, 3.724%, 01/20/15(c)	200,000	202,803
Standard Chartered PLC (United Kingdom), 3.85%, 04/27/15(c)	255,000	266,015
US Bancorp, 2.00%, 06/14/13	480,000	491,924
US Bank NA, 3.778%, 04/29/20(f)	450,000	472,351
Wells Fargo & Co., 5.625%, 12/11/17	795,000	907,921
Westpac Banking Corp., 2.10%, 08/02/13	400,000	406,526

		7,354,817

Diversified Capital Markets—0.2%
Credit Suisse, 4.375%, 08/05/20	395,000	404,956
Credit Suisse (Switzerland), 5.30%, 08/13/19	170,000	189,047
Credit Suisse AG (Switzerland), 5.40%, 01/14/20	550,000	588,491
UBS AG (Switzerland), (MTN) , 5.875%, 12/20/17	225,000	255,549

		1,438,043

Diversified Metals & Mining—0.2%
Anglo American Capital PLC (United Kingdom), 9.375%, 04/08/19(c)	300,000	402,947
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	305,000	339,980
Rio Tinto Finance USA Ltd. (Australia), 9.00%, 05/01/19	265,000	368,966

		1,111,893

Drug Retail—0.1%
CVS Pass-Through Trust, 6.036%, 12/10/28	354,045	371,732
CVS Pass-Through Trust, 8.353%, 07/10/31(c)	34,312	43,075

		414,807

Electric Utilities—0.2%
EDF SA, 4.60%, 01/27/20(c)	125,000	136,859
Enel Finance International SA, 5.125%, 10/07/19(c)	325,000	345,221
FirstEnergy Solutions Corp., 6.05%, 08/15/21	340,000	364,799
Iberdrola Finance Ireland Ltd. (Ireland), 3.80%, 09/11/14(c)	125,000	128,605
Ohio Power Co., (Series M) , 5.375%, 10/01/21	100,000	114,701
Progress Energy, Inc., 7.05%, 03/15/19	270,000	336,655

		1,426,840

Electronic Components—0.0%
Corning, Inc., 7.25%, 08/15/36	55,000	65,123

Environmental & Facilities Services—0.1%
Waste Management, Inc., 5.00%, 03/15/14	340,000	374,201

Fertilizers & Agricultural Chemicals—0.0%
Potash Corp. of Saskatchewan, Inc. (Canada), 5.875%, 12/01/36	35,000	37,041

Food Retail—0.2%
Delhaize Group SA (Belgium), 5.875%, 02/01/14	165,000	186,680
Safeway, Inc., 3.95%, 08/15/20	700,000	707,313
WM Wrigley Jr Co, 1.664%, 06/28/11(c)(f)	650,000	651,766

		1,545,759

Gold—0.1%
Newmont Mining Corp., 5.125%, 10/01/19	315,000	353,639

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Gold Mining—0.1%
Gold Fields Orogen Holdings, 4.875%, 10/07/20(c)	$665,000	$660,325

Health Care Equipment—0.1%
Boston Scientific Corp., 5.45%, 06/15/14	410,000	432,140
CareFusion Corp., 4.125%, 08/01/12	355,000	371,419

		803,559

Health Care Services—0.2%
Express Scripts, Inc., 5.25%, 06/15/12	840,000	896,315
Medco Health Solutions, Inc., 2.75%, 09/15/15	190,000	193,379

		1,089,694

Home Improvement Retail—0.0%
Home Depot, Inc., 5.875%, 12/16/36	210,000	223,765

Hypermarkets & Super Centers—0.0%
Wal-Mart Stores, Inc., 5.25%, 09/01/35	120,000	129,155
Wal-Mart Stores, Inc., 6.50%, 08/15/37	45,000	56,478

		185,633

Industrial Conglomerates—0.6%
General Electric Capital Corp., 2.625%, 12/28/12	3,150,000	3,290,450
General Electric Capital Corp., 5.625%, 05/01/18	295,000	327,857
General Electric Capital Corp., (MTN) , 5.875%, 01/14/38	120,000	122,010
General Electric Capital Corp., (Series G) , 6.00%, 08/07/19	65,000	73,370
General Electric Co., 5.25%, 12/06/17	440,000	495,850

		4,309,537

Insurance Brokers—0.0%
AON Corp., 3.50%, 09/30/15	260,000	265,171

Integrated Oil & Gas—0.1%
Hess Corp., 6.00%, 01/15/40	175,000	192,916
Shell International Finance BV (Finland), 3.10%, 06/28/15	110,000	115,963

		308,879

Integrated Telecommunication Services—0.4%
AT&T Corp., 8.00%, 11/15/31	3,000	4,009
AT&T, Inc., 5.35%, 09/01/40(c)	97,000	99,259
AT&T, Inc., 6.15%, 09/15/34	125,000	138,347
AT&T, Inc., 6.30%, 01/15/38	610,000	690,123
Deutsche Telekom International Finance BV (Netherlands), 8.75%, 06/15/30	140,000	196,306
Telecom Italia Capital SA (Luxembourg), 6.999%, 06/04/18	325,000	375,279
Telecom Italia Capital SA (Luxembourg), 7.175%, 06/18/19	140,000	164,864
Telefonica Europe BV (Netherlands), 8.25%, 09/15/30	295,000	391,892
Verizon Communications, Inc., 6.35%, 04/01/19	235,000	287,120
Verizon Communications, Inc., 8.95%, 03/01/39	280,000	410,888

		2,758,087

Internet Retail—0.1%
Expedia, Inc., 5.95%, 08/15/20(c)	430,000	439,036

Investment Banking & Brokerage—0.5%
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	285,000	348,291
Charles Schwab Corp. (The), 4.45%, 07/22/20	465,000	487,882
Goldman Sachs Group, Inc. (The), 6.15%, 04/01/18	805,000	897,311
Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	365,000	383,711
Jefferies Group, Inc., 6.875%, 04/15/21	535,000	571,135
Morgan Stanley, 4.00%, 07/24/15	610,000	625,948

		3,314,278

IT Consulting & Other Services—0.0%
International Business Machines Corp., 5.60%, 11/30/39	220,000	253,950

Life & Health Insurance—0.2%
Aegon N.V. (Netherlands), 4.625%, 12/01/15	250,000	265,965
Aflac, Inc., 6.45%, 08/15/40	295,000	306,902
Pacific LifeCorp, 6.00%, 02/10/20(c)	175,000	191,766
Prudential Financial, Inc., (MTN) , 4.75%, 09/17/15	230,000	249,845
Prudential Financial, Inc., (MTN) , 6.625%, 12/01/37	95,000	107,702
Prudential Financial, Inc., (Series D) , 7.375%, 06/15/19	70,000	85,310

		1,207,490

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Managed Health Care—0.1%
Aetna, Inc., 3.95%, 09/01/20	$550,000	$551,283
WellPoint, Inc., 4.35%, 08/15/20	335,000	348,846

		900,129

Movies & Entertainment—0.0%
Time Warner, Inc., 5.875%, 11/15/16	120,000	139,344

Multi-line Insurance—0.2%
AIG SunAmerica Global Financing VI, 6.30%, 05/10/11(c)	405,000	417,909
CNA Financial Corp., 5.875%, 08/15/20	295,000	301,781
MetLife, Inc., 2.375%, 02/06/14	135,000	136,592
MetLife, Inc., 4.75%, 02/08/21	410,000	436,745
MetLife, Inc., 5.875%, 02/06/41	135,000	148,222

		1,441,249

Multi-Utilities—0.0%
Nisource Finance Corp., 6.80%, 01/15/19	105,000	124,105

Multimedia—0.1%
NBC Universal, Inc., 2.10%, 04/01/14(c)	200,000	200,382
NBC Universal, Inc., 5.95%, 04/01/41(c)	190,000	192,608

		392,990

Office Electronics—0.0%
Xerox Corp., 5.625%, 12/15/19	45,000	50,390
Xerox Corp., 6.35%, 05/15/18	120,000	139,520

		189,910

Office REIT’s—0.1%
Boston Properties LP, 5.875%, 10/15/19	175,000	196,138
Digital Realty Trust LP, 4.50%, 07/15/15(c)	305,000	316,738

		512,876

Oil & Gas Exploration & Production—0.1%
Petroleos Mexicanos, 5.50%, 01/21/21(c)	335,000	357,428

Oil & Gas Storage & Transportation—0.1%
Enterprise Products Operating LLC, 5.25%, 01/31/20	100,000	109,053
Enterprise Products Operating LLC, (Series N) , 6.50%, 01/31/19	220,000	256,752
Spectra Energy Capital LLC, 7.50%, 09/15/38	120,000	146,954
Texas Eastern Transmission LP, 7.00%, 07/15/32	165,000	204,544

		717,303

Other Diversified Financial Services—1.2%
Bank of America Corp., (Series L) , 5.65%, 05/01/18	280,000	297,528
Bank of America Corp., 5.75%, 12/01/17	865,000	928,970
Bank of America Corp., 7.625%, 06/01/19	70,000	83,663
Citibank NA, 1.75%, 12/28/12	1,500,000	1,537,871
Citigroup Funding, Inc., 2.25%, 12/10/12	3,090,000	3,201,119
Citigroup Inc, 6.125%, 11/21/17	460,000	504,307
Citigroup Inc, 6.125%, 05/15/18	355,000	388,943
Citigroup Inc, 8.50%, 05/22/19	415,000	514,862
JPMorgan Chase & Co., 4.40%, 07/22/20	360,000	370,354
JPMorgan Chase & Co., 6.00%, 01/15/18	590,000	674,619
Merrill Lynch & Co., Inc., (MTN) , 6.875%, 04/25/18	285,000	320,565

		8,822,801

Packaged Foods & Meats—0.2%
ConAgra Foods, Inc., 7.00%, 10/01/28	40,000	48,085
ConAgra Foods, Inc., 8.25%, 09/15/30	180,000	243,388
Grupo Bimbo SAB de CV, 4.875%, 06/30/20(c)	270,000	285,057
Kraft Foods, Inc., 5.375%, 02/10/20	200,000	223,380
Kraft Foods, Inc., 6.875%, 01/26/39	180,000	219,526
Kraft Foods, Inc., 7.00%, 08/11/37	275,000	338,882

		1,358,318

Pharmaceuticals—0.2%
GlaxoSmithKline Capital, Inc., 5.65%, 05/15/18	75,000	88,972
GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	70,000	87,514
Merck & Co., Inc., 5.00%, 06/30/19	280,000	325,322
Pfizer, Inc., 6.20%, 03/15/19	650,000	798,714

		1,300,522

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Railroads—0.0%
CSX Corp., 6.15%, 05/01/37	$75,000	$85,123
Union Pacific Corp., 6.125%, 02/15/20	105,000	126,884

		212,007

Real Estate Management & Development—0.0%
Brookfield Asset Management, Inc. (Canada), 7.125%, 06/15/12	10,000	10,767

Regional Banks—0.3%
KeyBank NA, 3.20%, 06/15/12	500,000	522,850
Nationwide Building Society (United Kingdom), 6.25%, 02/25/20(c)	485,000	538,015
PNC Funding Corp., 5.125%, 02/08/20	330,000	358,931
PNC Funding Corp., 6.70%, 06/10/19	165,000	196,745
SVB Financial Group, 5.375%, 09/15/20	160,000	162,416

		1,778,957

Reinsurance—0.1%
Platinum Underwriters Finance, Inc., (Series B) , 7.50%, 06/01/17	145,000	160,290
Reinsurance Group of America, Inc., 6.45%, 11/15/19	150,000	165,542

		325,832

Research & Consulting Services—0.0%
ERAC USA Finance LLC, 2.75%, 07/01/13(c)	290,000	296,534

Restaurants—0.0%
Yum! Brands, Inc., 5.30%, 09/15/19	155,000	173,134
Yum! Brands, Inc., 6.25%, 03/15/18	100,000	118,370

		291,504

Retail REIT’s—0.0%
WEA Finance LLC / WT Finance Aust Pty Ltd., 6.75%, 09/02/19(c)	225,000	263,464

Specialized Finance—0.0%
NASDAQ OMX Group, Inc. (The), 5.55%, 01/15/20	240,000	255,024

Steel—0.2%
ArcelorMittal, 3.75%, 08/05/15	515,000	521,478
ArcelorMittal (Luxembourg), 9.85%, 06/01/19	410,000	527,280
Vale Overseas Ltd. (Cayman Islands), 5.625%, 09/15/19	160,000	178,271
Vale Overseas Ltd., 6.875%, 11/10/39	160,000	184,660

		1,411,689

Tobacco—0.0%
Philip Morris International, Inc., 5.65%, 05/16/18	210,000	247,101

Total Bonds & Notes (Cost $54,354,800)		58,425,987

U.S. Government Agency Obligations—0.9%
Federal Home Loan Mortgage Corp. (FHLMC)—0.4%
Federal Home Loan Mortgage Corp., 3.00%, 07/28/14	900,000	962,853
Federal Home Loan Mortgage Corp., 4.875%, 06/13/18	1,000,000	1,175,268
Federal Home Loan Mortgage Corp., 6.75%, 03/15/31	650,000	913,062

		3,051,183

Federal National Mortgage Association (FNMA)—0.2%
Federal National Mortgage Association, 4.375%, 10/15/15	1,520,000	1,724,741

U.S. Government Agency—0.3%
Federal Home Loan Mortgage Corp., 5.00%, 04/18/17	1,500,000	1,766,724

Total U.S. Government Agency Obligations (Cost $6,082,565)		6,542,648

	Shares

Convertible Preferred Stocks—2.0%
Agricultural Products—0.2%
Archer-Daniels-Midland Co., 6.25% Pfd.	34,250	1,415,895

Electric Utilities—0.3%
CenterPoint Energy, Inc., 2.00% Pfd. (f)	62,215	1,890,092

Health Care Facilities—0.2%
Healthsouth Corp., 6.50% Pfd.	1,785	1,560,090

Health Care Services—0.1%
Omnicare Capital Trust II (Series B), 4.00% Pfd.	26,407	976,795

Office Services & Supplies—0.3%
Avery Dennison Corp., 7.88% Pfd.	52,960	1,986,000

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Shares	Value

Oil & Gas Storage & Transportation—0.5%
El Paso Energy Capital Trust I, 4.75% Pfd.	95,499	$3,652,837

Regional Banks — FDIC Guaranteed—0.4%
KeyCorp (Series A), 7.75% Pfd.	30,290	3,248,602

Total Convertible Preferred Stocks (Cost $13,878,303)		14,730,311

	Principal
	Amount

Foreign Government Obligations—0.1%
Republic of Italy (Italy), 6.875%, 09/27/23	$290,000	353,072
Korea Development Bank (South Korea), 4.375%, 08/10/15	200,000	213,946

Total Foreign Government Obligations (Cost $518,529)		567,018

Foreign Government & Corporate Bonds—0.0%
Diversified Banks—0.0%
Standard Chartered Bank (United Kingdom) (Cost $106,122) (c)	100,000	113,693

U.S. Government Agencies — Mortgage-Backed Securities—0.0%
Federal Home Loan Mortgage Corp.—0.0%
Federal Home Loan Mortgage Corp., 6.50%, 02/01/26	8,929	9,857

Federal National Mortgage Association (FNMA)—0.0%
Federal National Mortgage Association, 9.50%, 04/01/30	15,196	17,828

Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $26,622)		27,685

Municipal Obligations—0.0%
Texas State Transportation Commission, (Series B), 5.028%, 04/01/26 (Cost $205,000) (g)	205,000	224,295

	Shares

Money Market Funds—4.7%
Liquid Assets Portfolio — Institutional Class (h)	17,042,132	17,042,132
Premier Portfolio — Institutional Class (h)	17,042,132	17,042,132

Total Money Market Funds (Cost $34,084,264)		34,084,264

Total Investments (Cost $682,565,679)—99.8%		723,839,669
Other Assets Less Liabilities—0.2%		1,223,537

Net Assets—100.0%		$725,063,206

Investment Abbreviations:

ADR	American Depositary Receipt

MTN	Medium Term Note

Pfd.	Preferred

REIT	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $29,404,073 which represented 4.1% of the Fund’s Net Assets.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	All or portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2010.

(g)	Capital appreciation bond.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

Futures Contracts Open at September 30, 2010:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

75	Long	U.S. 2 Year Treasury Note Future, December 2010	$16,461,328	$33,827
53	Short	U.S. 10 Year Treasury Note Future, December 2010	(6,680,484)	(25,783)
56	Short	U.S. Treasury Bond Future, December 2010	(7,488,250)	50,632
106	Short	U.S. 2 Year Treasury Note Future, December 2010	(12,811,922)	(140,176)

		Net Unrealized Depreciation		$(81,500)

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen V.I. Equity and Income Fund

A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Van Kampen V.I. Equity and Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$482,028,175	$12,981,550	$—	$495,009,725
U.S. Treasury Securities	—	55,120,158	—	55,120,158
U.S. Government Sponsored Securities	—	6,570,333	—	6,570,333
Corporate Debt Securities	—	166,348,140	—	166,348,140
Municipal Obligations	—	224,295	—	224,295
Foreign Government Debt Securities	—	567,018	—	567,018

	$482,028,175	$241,811,494	$—	$723,839,669

Futures*	(81,500)	—	—	(81,500)

Total Investments	$481,946,675	$241,811,494	$—	$723,758,169

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 2 Year Notes	75	December-2010/Long	$16,461,328	$33,827

Subtotal			$16,461,328	$33,827

U.S. Treasury 5 Year Notes	106	December-2010/Short	(12,811,922)	(140,176)
U.S. Treasury 10 Year Notes	53	December-2010/Short	(6,680,484)	(25,783)
U.S. Treasury Long Bonds	56	December-2010/Short	(7,488,250)	50,632

Subtotal			$(26,980,656)	$(115,327)

Total			$10,519,328	$(81,500)

Invesco Van Kampen V.I. Equity and Income Fund

NOTE 4 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$56,489,265
Aggregate unrealized (depreciation) of investment securities	(16,369,202)

Net unrealized appreciation of investment securities	$40,120,063

Cost of investments for tax purposes is $683,719,606.
NOTE 5 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Fund (the “Target Funds”) in exchange for shares of the Fund. The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen V.I. Equity and Income Fund

Invesco Van Kampen V.I. Global Tactical
Asset Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-VIGTAA-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Van Kampen V.I. Global Tactical Asset Allocation
Schedule of Investments
September 30, 2010
(Unaudited)

Description	Shares	Value

Common Stocks 63.2%
Australia 2.1%
BHP Billiton Ltd.	20,898	$796,773
Commonwealth Bank of Australia	852	42,139
Rio Tinto Ltd.	2,622	194,558
Westpac Banking Corp.	14,291	321,013

		1,354,483

Bermuda 1.2%
Allied World Assurance Co. Holdings Ltd.	2,000	113,180
Arch Capital Group Ltd. (a)	7,900	662,020

		775,200

Canada 3.7%
Atco, Ltd., Class 1	3,200	167,946
Bank of Montreal	1,500	86,714
BCE, Inc.	35,500	1,155,156
Canadian Imperial Bank of Commerce	1,900	137,851
Canadian Utilities, Ltd., Class A	800	38,768
George Weston Ltd.	5,000	383,662
Penn West Energy Trust	3,600	72,147
Rogers Communication, Inc., Class B	8,300	310,655

		2,352,899

Denmark 1.8%
Coloplast A/S, Class B	1,184	141,234
Novo Nordisk A/S, Class B	10,288	1,018,297

		1,159,531

Finland 0.6%
Fortum Oyj	14,501	379,833

See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

France 1.4%
Sanofi-Aventis SA	11,943	$796,975
Total SA	1,392	71,740

		868,715

Germany 1.5%
Deutsche Bank AG	527	28,841
Deutsche Lufthansa AG (a)	19,377	356,763
Hannover Rueckversicherung AG	6,708	308,542
RWE AG	3,562	240,273

		934,419

Hong Kong 1.7%
BOC Hong Kong Holdings Ltd.	94,500	299,619
Cheung Kong Holdings Ltd.	26,000	394,079
Swire Pacific Ltd., Class A	27,500	378,890

		1,072,588

Italy 2.2%
Enel SpA	10,330	55,145
ENI SpA	6,225	134,337
Mediaset SpA	105,318	746,589
Mediobanca SpA (warrants, expiring 03/18/11) (a)	429	14
Terna Rete Elettrica Nationale SpA	116,363	494,823

		1,430,908

Japan 6.6%
Canon, Inc.	25,000	1,169,025
Chuo Mitsui Trust Holdings, Inc.	11,000	36,561
DAITO Trust Construction Co., Ltd.	5,200	310,829
East Japan Railway Co.	1,300	78,486
Honda Motor Co., Ltd.	8,600	305,919
Hoya Corp.	5,600	136,858
Mizuho Financial Group, Inc.	197,300	286,544
Nissan Motor Co., Ltd.	92,200	807,554
Sekisui Chemical Co., Ltd.	19,000	115,193
Takeda Pharmaceutical Co., Ltd.	9,400	433,114
See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

Japan (continued)
Tokio Marine Holdings, Inc.	19,400	$524,400

		4,204,483

Jersey Channel Islands 1.3%
Petrofac Ltd.	39,670	855,620

Luxembourg 0.2%
Tenaris SA	5,487	105,375

Netherlands 0.1%
STMicroelectronics NV	9,454	72,569

Norway 0.2%
StatoilHydro ASA	6,233	130,041

Singapore 0.3%
United Overseas Bank Ltd.	16,000	222,888

Spain 1.4%
Banco Bilbao Vizcaya Argentaria SA	29,182	395,200
Banco Santander SA	37,620	476,635

		871,835

Sweden 2.0%
Alfa Laval AB	14,716	258,248
Nordea Bank AB	26,014	271,396
SKF AB, Class B	16,125	371,244
Svenska Handelsbanken AB, Class A	10,803	354,514

		1,255,402

Switzerland 2.0%
Banque Cantonale Vaudoise	119	60,974
Nestle SA	2,055	109,479
Novartis AG	15,266	879,687
Roche Holding AG	1,690	230,802

		1,280,942

See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

United Kingdom 5.5%
AstraZeneca PLC	6,837	$347,286
BHP Billiton PLC	26,526	846,970
British American Tobacco PLC	23,534	879,267
BT Group PLC	190,724	419,451
HSBC Holdings PLC	4,067	41,208
IG Group Holdings PLC	11,733	91,773
Mondi PLC	50,951	411,800
Next PLC	14,625	509,113

		3,546,868

United States 27.4%
American Express Co.	9,000	378,270
Amgen, Inc. (a)	7,300	402,303
Apple, Inc. (a)	500	141,875
Capital One Financial Corp.	7,200	284,760
Cardinal Health, Inc.	10,200	337,008
Chevron Corp.	18,300	1,483,215
Cimarex Energy Co.	1,400	92,652
Cisco Systems, Inc. (a)	7,600	166,440
Citigroup, Inc. (a)	20,700	80,730
ConocoPhillips	8,300	476,669
Del Monte Foods Co.	3,000	39,330
D.R. Horton, Inc.	29,400	326,928
Exxon Mobil Corp.	18,600	1,149,294
Ford Motor Co. (a)	17,200	210,528
Forest Laboratories, Inc. (a)	3,600	111,348
Franklin Resources, Inc.	3,200	342,080
Gannett Co., Inc.	31,300	382,799
Gap, Inc.	45,800	853,712
Goldman Sachs Group, Inc.	1,700	245,786
Humana, Inc. (a)	1,300	65,312
IAC/InteractiveCorp (a)	14,600	383,542
See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

United States (continued)
InterDigital, Inc. (a)	6,900	$204,309
International Business Machines Corp.	9,000	1,207,260
Johnson & Johnson	6,300	390,348
Jones Apparel Group, Inc.	17,900	351,556
JPMorgan Chase & Co.	13,100	498,717
Lear Corp. (a)	5,300	418,329
Limited Brands, Inc.	32,100	859,638
M & T Bank Corp.	3,200	261,792
Macy’s, Inc.	4,200	96,978
McDonald’s Corp.	6,000	447,060
Microsoft Corp.	46,100	1,128,989
Northrop Grumman Corp.	5,600	339,528
Oil States International, Inc. (a)	2,400	111,720
Oshkosh Corp. (a)	26,400	726,000
Peabody Energy Corp.	5,400	264,654
PPG Industries, Inc.	900	65,520
Procter & Gamble Co.	4,600	275,862
R.R. Donnelley & Sons Co.	17,300	293,408
Sprint Nextel Corp. (a)	14,900	68,987
Time Warner, Inc.	3,533	108,286
Travelers Cos., Inc.	900	46,890
TRW Automotive Holdings Corp. (a)	8,800	365,728
UnitedHealth Group, Inc.	14,800	519,628
U.S. Bancorp	2,700	58,374
Vishay Intertechnology, Inc. (a)	14,600	141,328
Walter Energy, Inc.	2,700	219,483
Wells Fargo & Co.	2,200	55,286

		17,480,239

Total Common Stocks 63.2%		40,354,838

See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

Investment Companies 3.8%
iShares Barclays 3-7 Year Treasury Bond Fund	1,900	$224,656
iShares MSCI EAFE Index Fund	11,500	631,580
SPDR Barclays Capital International Treasury Bond Fund	15,900	953,364
SPDR S&P 500 ETF Trust	5,400	616,248

Total Investment Companies 3.8%		2,425,848

Total Long-Term Investments 67.0% (Cost $38,885,142)		42,780,686

Money Market Funds 21.2%
Liquid Assets Portfolio-Institutional Class (b)	6,762,150	6,762,150
Premier Portfolio-Institutional Class (b)	6,762,150	6,762,150

Total Money Market Funds 21.2% (Cost $13,524,300)		13,524,300

United States Government Agency Obligation 9.4%
United States Treasury Bill ($6,000,000 par, yielding 0.270%, 02/24/11 maturity) (Cost $5,995,876)		5,996,460

Total Investments 97.6% (Cost $58,405,318)		62,301,446
Foreign Currency 0.0% (Cost $7,488)		7,592
Other Assets in Excess of Liabilities 2.4%		1,507,538

Net Assets 100.0%		$63,816,576

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Forward Foreign Currency Contracts Outstanding as of September 30, 2010:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts:
Indian Rupee 41,000,000 expiring 12/14/10	US $	$901,275	$(13,060)

Taiwan Dollar 23,000,000 expiring 12/14/10	US	$736,930	(9,290)

			$(22,350)

Futures Contracts Outstanding as of September 30, 2010:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
10-Year Government of Canada Bond Futures, December 2010 (Current Notional Value of $123,293 per contract)	26	$37,475
10-Year Government of Japan Bond Futures, December 2010 (Current Notional Value of $1,716,737 per contract)	4	94,889
ASX SPI 200 Index Futures, December 2010 (Current Notional Value of $111,349 per contract)	2	(3,340)
Australian Treasury Bond 10-Year Futures, December 2010 (Current Notional Value of $104,451 per contract)	23	14,502
DAX Index Futures, December 2010 (Current Notional Value of $213,005 per contract)	1	(1,587)
FTSE 100 Index Futures, December 2010 (Current Notional Value of $87,134 per contract)	9	(3,758)
German Euro Bond Futures, December 2010 (Current Notional Value of $179,428 per contract)	16	20,096
IBEX 35 Index Futures, October 2010 (Current Notional Value of $142,507 per contract)	2	(8,519)
MSCI Taiwan Index Futures, October 2010 (Current Notional Value of $29,100 per contract)	26	0
OMEX 30 Index Futures, October 2010 (Current Notional Value of $16,147 per contract)	18	936
Russell 2000 Mini Index Futures, December 2010 (Current Notional Value of $67,450 per contract)	14	36,803
See accompanying notes which are an integral part of this schedule.

		Unrealized
		Appreciation/
	Contracts	Depreciation
SGX CNX Nifty Index Futures, October 2010 (Current Notional Value of $12,054 per contract)	79	(9,023)
SGX MSCI Index Futures, October 2010 (Current Notional Value of $55,316 per contract)	14	(5,943)
S&P 60 Index Futures, December 2010 (Current Notional Value of $138,968 per contract)	6	9,365
UK Long Gilt Bond Futures, December 2010 (Current Notional Value of $195,904 per contract)	14	(5,957)
U.S. Treasury Notes 10-Year Futures, December 2010 (Current Notional Value of $126,047 per contract)	38	25,235

Total Long Contracts	292	201,174

Short Contracts:
AEX Index Futures, October 2010 (Current Notional Value of $91,264 per contract)	2	1,420
CAC 40 Index Futures, October 2010 (Current Notional Value of $50,649 per contract)	4	3,768
FTSE JSE Top 40 Index Futures, December 2010 (Current Notional Value of $37,793 per contract)	6	(6,865)
FTSE MIB Index Futures, December 2010 (Current Notional Value of $139,257 per contract)	1	2,689
Hang Seng China Ent Index Futures, October 2010 (Current Notional Value of $79,697 per contract)	3	(290)
Hang Seng Index Futures, October 2010 (Current Notional Value of $143,807 per contract)	2	200
S&P 500 E-Mini Index Futures, December 2010 (Current Notional Value of $56,835 per contract)	21	(33,443)
Topix Index Futures, December 2010 (Current Notional Value of $98,932 per contract)	2	(1,388)

Total Short Contracts	41	(33,909)

Total Futures Contracts	333	$167,265

				Notional	Unrealized
				Amount	Appreciation/
Swap Contracts	Counterparty			(000)	Depreciation

J.P. Morgan Global Government Bond Index	J.P. Morgan Chase Bank	34,250	June 2011, Long	16,380	506,935
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Global Tactical Asset Allocation
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010 (Unaudited)
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements — Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	—	Prices are based on quoted prices in active markets for identical investments

Level 2	—	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3	—	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value.

					Percent
					of Net
	Level 1	Level 2	Level 3	Total	Assets

Investments in an Asset Position

Common Stocks

Aerospace & Defense	$—	$378,890	$—	$378,890	0.6%

Airlines	—	394,079	—	394,079	0.6

Apparel Retail	—	1,226,865	—	1,226,865	1.9
Apparel, Accessories & Luxury Goods	—	240,273	—	240,273	0.4
Asset Management & Custody Banks	264,654	—	—	264,654	0.4

Auto Parts & Equipment	—	338,081	—	338,081	0.5
Automobile Manufacturers	111,720	83,986	—	195,706	0.3

Biotechnology	—	746,589	—	746,589	1.2

Broadcasting & Cable TV	80,730		—	80,730	0.1

Commercial Printing	—	71,740	—	71,740	0.1
Communications Equipment	—	703,671	—	703,671	1.1

Computer Hardware	14	230,802	—	230,816	0.4
Construction & Farm Machinery & Heavy Trucks	—	105,375	—	105,375	0.2

Consumer Finance	1,576,049	—	—	1,576,049	2.5

Department Stores	96,978	130,041	—	227,019	0.4

Diversified Banks	3,431,475	2,070,231	—	5,501,706	8.6
Diversified Capital Markets	337,008	—	—	337,008	0.5

Diversified Chemicals	108,287	—		108,287	0.2
Diversified Metals & Mining	768,618	753,070	—	1,521,688	2.4

					Percent
					of Net
	Level 1	Level 2	Level 3	Total	Assets

Electric Utilities	131,419	42,139	—	173,558	0.3
Electronic Equipment Manufacturers	219,483	356,763	—	576,246	0.9

Food Retail	—	60,974	—	60,974	0.1

Health Care Distributors	—	286,544	—	286,544	0.4

Health Care Supplies	—	419,452	—	419,452	0.7

Homebuilding	339,528	445,166	—	784,694	1.2

Household Products	—	524,400	—	524,400	0.8

Industrial Conglomerates	55,286	—	—	55,286	0.1

Industrial Machinery	—	445,400	—	445,400	0.7

Integrated Oil & Gas	833,999	1,701,493	—	2,535,492	4.0
Integrated Telecommunication Services	498,717	395,200	—	893,917	1.4
Internet Software & Services	293,408	—	—	293,408	0.5
Investment Banking & Brokerage	65,520	141,234	—	206,754	0.3

Managed Health Care	417,190	—	—	417,190	0.7

Movies & Entertainment	365,728	—	—	365,728	0.6

Multi-Utilities	86,714	383,847	—	470,561	0.7

Office Electronics	476,669	—	—	476,669	0.7
Oil & Gas Equipment & Services	111,348	812,946	—	924,294	1.4
Oil & Gas Exploration & Production	1,155,156	109,479	—	1,264,635	2.0
Other Diversified Financial Services	—	1,604,528	—	1,604,528	2.5

Packaged Foods & Meats	383,542	879,687	—	1,263,229	2.0

Paper Products	261,792	—		261,792	0.4

Pharmaceuticals	3,735,369	1,260,798	—	4,996,167	7.8
Property & Casualty Insurance	410,777	—	—	410,777	0.6
Publishing	72,147	—	—	72,147	0.1

					Percent
					of Net
	Level 1	Level 2	Level 3	Total	Assets

Railroads	39,330	—	—	39,330	0.1
Real Estate Management & Development	—	1,178,886	—	1,178,886	1.8

Regional Banks	134,299	—	—	134,299	0.2

Reinsurance	2,145,235	—	—	2,145,235	3.4

Restaurants	—	72,569	—	72,569	0.1

Semiconductors	342,080	—	—	342,080	0.5

Specialized Finance	859,638	—	—	859,638	1.3

Systems Software	—	354,514	—	354,514	0.6

Tobacco	351,556	—	—	351,556	0.6
Wireless Telecommunication Services	46,890	796,773	—	843,663	1.3

Total Common Stocks	20,608,353	19,746,485	—	40,354,838	63.2
United States Government Agency Obligation	—	5,996,460	—	5,996,460	9.4

Investment Companies	2,425,848	—	—	2,425,848	3.8

Money Markets	13,524,300	—	—	13,524,300	21.2

Futures	247,378	—	—	247,378	0.4

Swap Contracts	—	506,935		506,935	0.8

Total Investments in an Asset Position	36,805,879	26,249,880	—	63,055,759	98.8

Investments in a Liability Position
Forward Foreign Currency Contracts	—	(22,350)	—	(22,350)

Futures	(80,113)	—	—	(80,113)

Total Investments in a Liability Position	(80,113)	(22,350)	—	(102,463)

Investment Securities — Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,430,293
Aggregate unrealized (depreciation) of investment securities	(610,838)

Net unrealized appreciation of investment securities	$3,819,455

Cost of investments for tax purposes is $58,481,992.

Invesco Van Kampen V.I. Global Value Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-VIGVE-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-96.7%

Australia— 2.6%
Australia & New Zealand Banking Group Ltd.	17,716	$405,481
Macquarie Group Ltd.	9,844	345,098
Telstra Corp. Ltd.	141,658	358,729

		1,109,308

Bermuda— 0.9%
Partnerre Ltd.	4,965	398,094

Brazil— 1.0%
Banco Santander Brasil SA -Units (a)	6,500	88,165
Cia Energetica de Minas Gerais -ADR (b)	4,087	66,986
PDG Realty SA Empreendimentos e Participacoes	7,700	91,563
Petroleo Brasileiro SA -ADR	2,469	89,550
Vale SA -ADR	2,759	86,274

		422,538

Canada— 3.7%
Agrium, Inc.	5,603	420,402
EnCana Corp.	10,842	327,610
Nexen, Inc.	16,120	324,311
Toronto-Dominion Bank (The)	6,621	479,088

		1,551,411

China— 0.5%
China Construction Bank Corp. -H Shares	57,000	49,846
CNOOC Ltd.	44,000	85,426
Renhe Commercial Holdings Co. Ltd.	402,000	75,127

		210,399

Finland— 0.9%
Nokia OYJ -ADR	39,213	393,306

France— 4.2%
BNP Paribas	5,683	406,115
Bouygues SA	11,533	495,019
Sanofi-Aventis SA	7,633	509,362
Total SA	7,169	369,474
Vallourec SA	168	16,718

		1,796,688

Germany— 2.2%
Bayerische Motoren Werke AG	8,933	627,556
Salzgitter AG	4,494	291,681

		919,237

Hong Kong— 2.5%
Chaoda Modern Agriculture Holdings Ltd.	58,000	47,921
Cheung Kong Holdings Ltd.	31,000	469,863
China Unicom Hong Kong Ltd.	46,000	67,056
Esprit Holdings Ltd.	72,900	392,943
Sinofert Holdings Ltd. (c)	138,000	79,504

		1,057,287

India— 0.2%
State Bank of India	624	89,419

Indonesia— 0.2%
Telekomunikasi Indonesia Tbk PT	60,500	62,469

Ireland— 0.1%
Dragon Oil PLC (c)	8,389	58,017

Italy— 1.1%
Eni SpA	21,512	464,235

Japan— 12.1%
Canon, Inc.	9,000	420,849
FUJIFILM Holdings Corp.	13,000	431,719
Mitsubishi Corp.	14,900	353,580
Mitsubishi UFJ Financial Group, Inc.	128,200	598,363
Murata Manufacturing Co., Ltd.	6,500	342,597
Nippon Telegraph & Telephone Corp.	7,400	322,333
Nippon Yusen KK	136,000	558,458
Nissan Motor Co., Ltd.	54,800	479,978
NTT DoCoMo, Inc.	220	367,419
Seven & I Holdings Co., Ltd.	15,500	363,810
Sumitomo Chemical Co., Ltd.	115,000	505,373
Takeda Pharmaceutical Co., Ltd.	8,400	387,038

		5,131,517

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Value Equity Fund

1

	Shares	Value

Mexico— 0.4%
America Movil SAB de CV	32,200	$86,060
Desarrolladora Homex SAB de CV -ADR (c)	2,266	73,350

		159,410

Netherlands— 1.9%
TNT N.V.	16,278	437,385
Unilever N.V.	11,966	358,519

		795,904

Norway— 0.8%
Statoil ASA	17,204	358,932

Poland— 0.1%
KGHM Polska Miedz SA	1,084	43,663

Republic of Korea— 1.5%
Dongbu Insurance Co. Ltd.	1,310	40,498
Hyundai Mipo Dockyard	543	89,766
Hyundai Mobis	528	119,005
LG Electronics, Inc.	424	35,735
Lotte Shopping Co. Ltd.	117	48,826
POSCO	184	83,266
Samsung Electronics Co., Ltd.	147	100,170
Shinhan Financial Group Co., Ltd.	1,500	57,421
SK Telecom Co. Ltd. -ADR	2,351	41,072

		615,759

Russia— 0.2%
Gazprom OAO -ADR	2,761	58,098
Rosneft Oil Co. -GDR (c)	6,409	42,852

		100,950

South Africa— 0.8%
Barloworld Ltd.	9,832	66,014
Sasol Ltd.	1,459	65,491
Standard Bank Group Ltd.	5,205	82,889
Steinhoff International Holdings Ltd. (c)	25,152	74,082
Tiger Brands Ltd.	2,362	64,124

		352,600

Spain— 3.7%
Banco Santander SA	46,367	587,457
Iberdrola SA	66,613	513,320
Telefonica SA	19,005	471,474

		1,572,251

Switzerland— 5.2%
ACE Ltd.	13,188	768,201
Holcim Ltd.	6,924	444,619
Swisscom AG -Registered Shares	1,315	530,869
Zurich Financial Services AG	1,931	452,561

		2,196,250

Taiwan— 0.7%
AU Optronics Corp. -ADR (c)	5,834	61,024
HTC Corp.	5,300	120,279
Powertech Technology, Inc.	25,000	80,422
U-Ming Marine Transport Corp.	11,000	21,568

		283,293

Thailand— 0.3%
Bangkok Bank PCL	14,600	74,945
PTT PCL	4,500	43,821

		118,766

Turkey— 0.2%
Asya Katilim Bankasi AS	27,514	65,771

United Kingdom— 9.6%
Barclays PLC	78,905	370,519
BHP Billiton PLC	24,600	785,471
GlaxoSmithKline PLC	20,673	407,847
Imperial Tobacco Group PLC	25,931	773,845
National Grid PLC	44,456	377,113
Royal Dutch Shell PLC-Class A	31,973	962,334
Vodafone Group PLC	150,979	373,742

		4,050,871

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Value Equity Fund

2

	Shares	Value

United States— 39.1%
3M Co.	6,494	$563,095
Aflac, Inc.	9,350	483,488
Apache Corp.	4,408	430,926
Apollo Group, Inc.-Class A (c)	6,856	352,056
Archer-Daniels-Midland Co.	14,232	454,285
Avon Products, Inc.	12,938	415,439
Bank of America Corp.	29,463	386,260
Bank of New York Mellon Corp. (The)	16,674	435,692
Best Buy Co., Inc.	9,567	390,621
Chevron Corp.	11,195	907,355
Coach, Inc.	15,733	675,890
ConocoPhillips	12,353	709,433
DaVita, Inc. (c)	7,289	503,160
DTE Energy Co.	7,667	352,145
Energen Corp.	9,830	449,428
GameStop Corp. -Class A (c)	22,335	440,223
General Dynamics Corp.	6,240	391,934
Gilead Sciences, Inc. (c)	11,554	411,438
International Business Machines Corp.	2,823	378,677
Johnson & Johnson	13,291	823,510
Kroger Co. (The)	28,686	621,339
Merck & Co., Inc.	23,093	850,053
Microsoft Corp.	17,290	423,432
Morgan Stanley	20,010	493,847
Oracle Corp.	28,345	761,063
Pfizer, Inc.	23,610	405,384
Philip Morris International, Inc.	7,196	403,120
Stryker Corp.	8,085	404,654
Valero Energy Corp.	23,830	417,263
WellPoint, Inc. (c)	14,312	810,632
Western Digital Corp. (c)	23,708	673,070
WR Berkley Corp.	13,433	363,631

		16,582,543

Total Common Stocks & Other Equity Interests (Cost $36,872,348)		40,960,888

Preferred Stocks— 1.1%

Brazil— 0.1%
Usinas Siderurgicas de Minas Gerais SA	4,800	64,340

Germany— 1.0%
Porsche Automobil Holding SE	8,258	409,673

Total Preferred Stocks (Cost $421,908)		474,013

Money Market Funds— 2.0%
Liquid Assets Portfolio — Institutional Class (d)	428,501	428,501
Premier Portfolio — Institutional Class (d)	428,501	428,501

Total Money Market Funds (Cost $857,002)		857,002

Securities Held as Collateral on Loaned Securities— 0.1%

Money Market Funds— 0.1%
Liquid Assets Portfolio — Institutional Class (d)(e)	49,500	49,500

Total Securities Held as Collateral on Loaned Securities (Cost $49,500)		49,500

Total Investments 99.9% (Cost $38,200,758)		42,341,403
Other Assets Less Liabilities 0.1%		43,239

Net Assets 100.0%		$42,384,642

Investment Abbreviations:

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Notes to Schedule of Investments:

(a)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(b)	All or a portion of this security was out on loan at September 30, 2010.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Value Equity Fund

3

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Global Value Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Invesco Van Kampen V.I. Global Value Equity Fund

E.	Foreign Currency Translations — (continued)
Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Global Value Equity Fund

	Level 1*	Level 2*	Level 3	Total

Australia	$1,109,308	$—	$—	$1,109,308
Bermuda	398,094	—	—	398,094
Brazil	486,878	—	—	486,878
Canada	1,551,411	—	—	1,551,411
China	75,127	135,272	—	210,399
Finland	393,306	—	—	393,306
France	864,493	932,195	—	1,796,688
Germany	—	1,328,910	—	1,328,910
Hong Kong	549,367	507,920	—	1,057,287
India	89,419	—	—	89,419
Indonesia	—	62,469	—	62,469
Ireland	58,017	—	—	58,017
Italy	464,235	—	—	464,235
Japan	696,177	4,435,340	—	5,131,517
Mexico	159,410	—	—	159,410
Netherlands	437,385	358,519	—	795,904
Norway	358,932	—	—	358,932
Poland	—	43,663	—	43,663
Republic of Korea	566,933	48,826	—	615,759
Russia	—	100,950	—	100,950
South Africa	288,476	64,124	—	352,600
Spain	—	1,572,251	—	1,572,251
Switzerland	1,665,381	530,869	—	2,196,250
Taiwan	261,725	21,568	—	283,293
Thailand	43,821	74,945	—	118,766
Turkey	—	65,771	—	65,771
United Kingdom	1,339,447	2,711,424	—	4,050,871
United States	17,489,045	—	—	17,489,045

Total Investments	$29,346,387	$12,995,016	$—	$42,341,403

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 4 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,213,456
Aggregate unrealized (depreciation) of investment securities	(289,449)

Net unrealized appreciation of investment securities	$3,942,007

Cost of investments for tax purposes is $38,399,396.
NOTE 5 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities of Invesco V.I. Global Dividend Growth (the “Target Fund”) in exchange for shares of the Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen V.I. Global Value Equity Fund

Invesco Van Kampen V.I. Government Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-VIGOV-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Van Kampen V.I. Government Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 46.3%
$8,350	Federal Home Loan Mortgage Corp., October (a)	4.500%	TBA	$8,685,303
285	Federal Home Loan Mortgage Corp., October (a)	6.000	TBA	305,574
5,238	Federal Home Loan Mortgage Corp.	4.500	01/01/40	5,469,797
6,437	Federal Home Loan Mortgage Corp.	5.000	01/01/37 to 01/01/40	6,816,489
8,759	Federal Home Loan Mortgage Corp.	5.500	05/01/38 to 11/01/39	9,298,098
5,559	Federal Home Loan Mortgage Corp.	6.000	06/01/29 to 07/01/38	5,966,282
19	Federal Home Loan Mortgage Corp.	6.500	06/01/29	20,703
264	Federal Home Loan Mortgage Corp.	7.500	05/01/35	301,239
138	Federal Home Loan Mortgage Corp.	8.000	08/01/32	158,758
165	Federal Home Loan Mortgage Corp.	8.500	08/01/31	194,168
19,620	Federal National Mortgage Association, October (a)	4.000	TBA	20,293,252
11,421	Federal National Mortgage Association	4.500	11/01/24 to 08/01/39	11,972,133
30,562	Federal National Mortgage Association	5.000	06/01/23 to 03/01/40	32,352,928
24,128	Federal National Mortgage Association	5.500	04/01/35 to 08/01/38	25,773,499
10,628	Federal National Mortgage Association	6.000	01/01/14 to 10/01/38	11,523,953
2,483	Federal National Mortgage Association	6.500	11/01/10 to 04/01/38	2,721,474

Invesco Van Kampen V.I. Government Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$38	Federal National Mortgage Association	7.000%	06/01/11 to 06/01/32	$43,196
462	Federal National Mortgage Association	7.500	08/01/37	527,153
343	Federal National Mortgage Association	8.000	04/01/33	398,400
318	Federal National Mortgage Association	8.500	10/01/32	370,387
44	Government National Mortgage Association	6.500	05/15/23 to 03/15/29	49,940
62	Government National Mortgage Association	7.000	04/15/23 to 11/15/27	70,586
15	Government National Mortgage Association	8.000	05/15/17 to 01/15/23	16,976

	Total Mortgage Backed Securities 46.3%			143,330,288

	Collateralized Mortgage Obligations 24.9%
1,704	FDIC Structured Sale Guaranteed Notes (b)(c)	0.809	02/25/48	1,708,992
3,327	Federal Home Loan Mortgage Corp. (REMIC) (b)	0.557	03/15/36	3,322,588
5,760	Federal Home Loan Mortgage Corp. (REMIC) (b)	0.657	04/15/28 to 06/15/37	5,759,133
67	Federal Home Loan Mortgage Corp. (REMIC) (b)	0.662	11/15/36	66,544
6,018	Federal Home Loan Mortgage Corp. (REMIC)	0.850	03/15/13	6,025,527
1,265	Federal Home Loan Mortgage Corp. (REMIC)	3.750	10/15/18	1,318,174
1,928	Federal Home Loan Mortgage Corp. (REMIC)	3.770	09/15/17	1,985,282
2,535	Federal Home Loan Mortgage Corp. (REMIC)	3.835	09/15/17	2,611,958

Invesco Van Kampen V.I. Government Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$2,289	Federal Home Loan Mortgage Corp. (REMIC)	4.160%	07/15/17	$2,359,577
2,027	Federal Home Loan Mortgage Corp. (REMIC)	4.250	01/15/19	2,125,279
1,963	Federal Home Loan Mortgage Corp. (REMIC)	4.380	05/15/17	2,024,661
4,527	Federal Home Loan Mortgage Corp. (REMIC)	4.500	06/15/19 to 01/15/25	4,691,408
1,009	Federal Home Loan Mortgage Corp. (REMIC)	4.750	07/15/14	1,033,201
878	Federal Home Loan Mortgage Corp. (REMIC)	5.500	02/15/33	899,983
2,175	Federal Home Loan Mortgage Corp. (REMIC)	5.750	05/15/36	2,302,905
3,135	Federal National Mortgage Association (REMIC) (b)	0.566	05/25/36	3,133,243
719	Federal National Mortgage Association (REMIC)	3.000	07/25/22	733,583
2,212	Federal National Mortgage Association (REMIC)	4.500	07/25/19	2,324,274
567	Federal National Mortgage Association (REMIC)	6.500	01/25/30	639,817
750	Federal National Mortgage Association	6.022	11/25/10	753,094
26,745	Government National Mortgage Association	4.500	01/16/31 to 08/20/35	28,531,613

Invesco Van Kampen V.I. Government Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$1,668	Government National Mortgage Association	5.000%	08/16/35	$1,750,093
979	Government National Mortgage Association (d)	5.768	08/20/34	1,089,846

	Total Collateralized Mortgage Obligations 24.9%			77,190,775

	United States Treasury Obligations 20.1%
1,185	United States Treasury Bonds	4.250	05/15/39	1,303,500
3,000	United States Treasury Bonds	4.375	11/15/39	3,366,562
3,700	United States Treasury Bonds	4.625	02/15/40	4,323,797
3,800	United States Treasury Bonds	5.375	02/15/31	4,893,688
1,400	United States Treasury Bonds	6.875	08/15/25	2,034,813
8,270	United States Treasury Bonds	7.500	11/15/24	12,539,387
1,100	United States Treasury Bonds	7.875	02/15/21	1,630,406
150	United States Treasury Notes	2.125	11/30/14	156,820
9,000	United States Treasury Notes (e)	2.125	05/31/15	9,385,313
3,500	United States Treasury Notes	2.250	01/31/15	3,673,906
450	United States Treasury Notes	2.375	10/31/14	475,031
8,037	United States Treasury Notes	2.500	03/31/15	8,522,987
6,250	United States Treasury Notes	3.500	05/15/20	6,786,133
2,729	United States Treasury Notes	3.625	02/15/20	2,993,372

	Total United States Treasury Obligations 20.1%			62,085,715

	United States Government Agency Obligations 8.3%
3,900	Federal Home Loan Banks	3.625	10/18/13	4,230,984
12,500	Federal Home Loan Banks	1.875	06/21/13	12,891,149
1,000	Federal National Mortgage Association	5.000	05/11/17	1,177,065
480	Federal National Mortgage Association	5.375	06/12/17	576,193
1,985	Financing Corp.	9.650	11/02/18	2,995,189

Invesco Van Kampen V.I. Government Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Government Agency Obligations (continued)
$700	Financing Corp.	9.800%	04/06/18	$1,045,677
2,420	Tennessee Valley Authority, Ser D	4.875	12/15/16	2,848,917

	Total United States Government Agency Obligations 8.3%			25,765,174

	Agency Bonds 8.0%
	Banking 2.7%
8,200	GMAC, Inc.	2.200	12/19/12	8,487,322

	Banking — Savings and Loans 0.8%
2,260	US Central Federal Credit Union	1.900	10/19/12	2,319,946

	Commercial Bank 3.0%
9,000	Citibank NA	1.750	12/28/12	9,227,228

	Diversified Financial Services 0.9%
2,800	General Electric Capital Corp.	2.625	12/28/12	2,924,845

	Diversified Financial Securities — Other Services 0.6%
1,540	Private Export Funding Corp.	4.300	12/15/21	1,702,422

	Total Agency Bonds 8.0%			24,661,763

	Adjustable Rate Mortgage Backed Securities 1.1%
520	Federal Home Loan Mortgage Corp. (b)	5.520	01/01/38	554,762
931	Federal Home Loan Mortgage Corp. (b)	5.935	10/01/36	988,969
1,395	Federal National Mortgage Association (b)	2.606	05/01/35	1,460,024

Invesco Van Kampen V.I. Government Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities (continued)
$338	Federal National Mortgage Association (b)	5.741%	03/01/38	$358,809

	Total Adjustable Rate Mortgage Backed Securities 1.1%			3,362,564

Total Long-Term Investments 108.7% (Cost $325,835,726)				336,396,279

Money Market Funds 0.3%
Government & Agency Portfolio, Institutional Class (932,266 Common Shares) (f) (Cost $932,266)				932,266

Total Investments 109.0% (Cost $326,767,992)				337,328,545

Liabilities in Excess of Other Assets (9.0%)				(27,871,288)

Net Assets 100.0%				$309,457,257

Percentages are calculated as a percentage of net assets.

(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	Floating Rate Coupon

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Variable Rate Coupon

(e)	All or portion of this security has been physically segregated in connection with open futures contracts.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

REMIC —	Real Estate Mortgage Investment Conduits

TBA —	To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Invesco Van Kampen V.I. Government Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
Futures contracts outstanding as of September 30, 2010:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 5-Year Futures, December 2010 (Current Notional Value of $120,867 per contract)	251	$192,200
U.S. Treasury Notes 10-Year Futures, December 2010 (Current Notional Value of $126,047 per contract)	2	(473)
U.S. Treasury Bonds Ultra Long Futures, December 2010 (Current Notional Value of $141,281 per contract)	12	25,631

Total Long Contracts:	265	217,358

Short Contracts:
U.S. Treasury Notes 2-Year Futures, December 2010 (Current Notional Value of $219,484 per contract)	115	(46,336)
U.S. Treasury Bonds 30-Year Futures, December 2010 (Current Notional Value of $133,719 per contract)	33	(95,882)

Total Short Contracts:	148	(142,218)

Total Futures Contracts	413	$75,140

Invesco Van Kampen V.I. Government Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and

Invesco Van Kampen V.I. Government Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participant may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factor market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation inputs levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen V.I. Government Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
Investments in an Asset Position:
Mortgage Backed Securities	$—	$143,330,288	$—	$143,330,288
Collateralized Mortgage Obligations	—	77,190,775	—	77,190,775
U.S. Treasury Obligations	—	62,085,715	—	62,085,715
U.S. Government Agency Obligations	—	25,765,174	—	25,765,174
Agency Bonds	—	24,661,763	—	24,661,763
Adjustable Rate Mortgage Backed Securities	—	3,362,564	—	3,362,564
Equity Securities	932,266		—	932,266
Futures	217,831	—	—	217,831

Total Investments in an Asset Position	1,150,097	336,396,279	—	337,546,376

Investments in a Liability Position:
Futures	(142,691)	—	—	(142,691)

Total Investments in a Liability Position	$(142,691)	$—	$—	$(142,691)

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,216,835
Aggregate unrealized (depreciation) of investment securities	(276,477)

Net unrealized appreciation of investment securities	$9,940,358

Cost of investments for tax purposes is $327,388,187.

Invesco Van Kampen V.I. Government Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I. Government Securities Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Van Kampen V.I. Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-VIGRI-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Van Kampen V.I. Growth and Income Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.4%
Air Freight & Logistics 0.5%
FedEx Corp.	103,281	$8,830,525

Apparel Retail 0.3%
Gap, Inc.	316,388	5,897,472

Application Software 1.0%
Amdocs Ltd. (Guernsey) (a)	588,432	16,864,461

Asset Management & Custody Banks 0.9%
State Street Corp.	404,968	15,251,095

Automobile Manufacturers 0.6%
Ford Motor Co. (a)	880,811	10,781,127

Broadcasting & Cable TV 1.5%
Comcast Corp., Class A	1,456,347	26,330,754

Broadcasting — Diversified 1.2%
Time Warner Cable, Inc.	372,214	20,095,834

Communications Equipment 1.2%
Cisco Systems, Inc. (a)	937,026	20,520,869

Computer Hardware 2.7%
Dell, Inc. (a)	1,352,444	17,527,674
Hewlett-Packard Co.	654,990	27,555,430

		45,083,104

Consumer Electronics 1.1%
Sony Corp. — ADR (Japan)	584,851	18,083,593

Data Processing & Outsourced Services 1.1%
Western Union Co.	1,057,737	18,690,213

Diversified Banks 1.4%
U.S. Bancorp	441,372	9,542,463

Invesco Van Kampen V.I. Growth and Income Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Diversified Banks (continued)
Wells Fargo & Co.	569,489	$14,311,258

		23,853,721

Diversified Chemicals 2.8%
Bayer AG — ADR (Germany)	266,397	18,577,115
Dow Chemical Co.	513,839	14,110,019
PPG Industries, Inc.	201,865	14,695,772

		47,382,906

Diversified Commercial & Professional Services 0.6%
Cintas Corp.	350,523	9,656,909

Drug Retail 1.4%
Walgreen Co.	731,305	24,498,717

Electric Utilities 4.4%
American Electric Power Co., Inc.	1,021,853	37,021,734
Edison International	288,336	9,915,875
Entergy Corp.	170,043	13,013,391
FirstEnergy Corp.	365,035	14,068,449

		74,019,449

Food Distributors 1.0%
Sysco Corp.	572,861	16,337,996

Health Care Distributors 0.6%
Cardinal Health, Inc.	320,033	10,573,890

Health Care Equipment 1.2%
Covidien PLC (Ireland)	496,159	19,940,630

Home Improvement Retail 1.4%
Home Depot, Inc.	730,451	23,140,688

Human Resource & Employment Services 1.1%
Manpower, Inc.	197,792	10,324,742

Invesco Van Kampen V.I. Growth and Income Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Human Resource & Employment Services (continued)
Robert Half International, Inc.	306,175	$7,960,550

		18,285,292

Hypermarkets & Super Centers 2.0%
Wal-Mart Stores, Inc.	628,292	33,626,188

Industrial Conglomerates 5.6%
General Electric Co.	3,600,955	58,515,519
Siemens AG — ADR (Germany)	121,543	12,810,632
Tyco International Ltd. (Switzerland)	653,790	24,013,707

		95,339,858

Industrial Machinery 1.7%
Dover Corp.	268,570	14,022,040
Ingersoll-Rand PLC (Ireland)	408,827	14,599,212

		28,621,252

Insurance Brokers 3.1%
Marsh & McLennan Cos., Inc.	2,203,969	53,159,732

Integrated Oil & Gas 7.7%
ConocoPhillips	342,659	19,678,906
Exxon Mobil Corp.	261,145	16,136,150
Hess Corp.	414,921	24,530,129
Occidental Petroleum Corp.	479,279	37,527,546
Royal Dutch Shell PLC — ADR (United Kingdom)	546,007	32,924,222

		130,796,953

Integrated Telecommunication Services 1.1%
Verizon Communications, Inc.	573,573	18,692,744

Internet Software & Services 3.5%
eBay, Inc. (a)	1,747,615	42,641,806
Yahoo!, Inc. (a)	1,251,195	17,729,433

		60,371,239

Investment Banking & Brokerage 1.9%
Charles Schwab Corp.	1,570,395	21,828,490

Invesco Van Kampen V.I. Growth and Income Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Investment Banking & Brokerage (continued)
Morgan Stanley	399,845	$9,868,175

		31,696,665

Life & Health Insurance 0.7%
Principal Financial Group, Inc.	478,041	12,390,823

Managed Health Care 2.0%
UnitedHealth Group, Inc.	971,250	34,100,587

Movies & Entertainment 4.8%
Time Warner, Inc.	1,002,274	30,719,698
Viacom, Inc., Class B	1,419,840	51,384,010

		82,103,708

Office Services & Supplies 0.6%
Avery Dennison Corp.	280,933	10,428,233

Oil & Gas Equipment & Services 1.6%
Cameron International Corp. (a)	137,751	5,917,783
Schlumberger Ltd. (Netherlands Antilles)	336,159	20,710,756

		26,628,539

Oil & Gas Exploration & Production 3.3%
Anadarko Petroleum Corp.	553,176	31,558,690
Devon Energy Corp.	247,316	16,011,238
Noble Energy, Inc.	120,898	9,078,231

		56,648,159

Other Diversified Financial Services 7.5%
Bank of America Corp.	2,606,079	34,165,695
Citigroup, Inc. (a)	4,122,103	16,076,202
JPMorgan Chase & Co.	2,012,657	76,621,852

		126,863,749

Packaged Foods & Meats 3.6%
Kraft Foods, Inc., Class A	1,215,990	37,525,452
Unilever NV (Netherlands)	783,314	23,405,422

		60,930,874

Invesco Van Kampen V.I. Growth and Income Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Personal Products 1.1%
Avon Products, Inc.	578,960	$18,590,406

Pharmaceuticals 6.3%
Abbott Laboratories	251,721	13,149,905
Bristol-Myers Squibb Co.	1,232,774	33,420,503
Merck & Co., Inc.	522,592	19,236,612
Pfizer, Inc.	1,494,152	25,654,590
Roche Holdings AG — ADR (Switzerland)	466,380	16,016,235

		107,477,845

Property & Casualty Insurance 1.1%
Chubb Corp.	322,619	18,386,057

Regional Banks 2.8%
BB&T Corp.	390,096	9,393,511
Fifth Third Bancorp	717,694	8,633,859
PNC Financial Services Group, Inc.	554,512	28,784,718

		46,812,088

Semiconductor Equipment 0.1%
Lam Research Corp. (a)	61,614	2,578,546

Semiconductors 1.0%
Intel Corp.	907,978	17,460,417

Soft Drinks 1.6%
Coca-Cola Co.	240,308	14,062,824
Coca-Cola Enterprises, Inc. (a)	420,708	13,041,948

		27,104,772

Wireless Telecommunication Services 1.7%
Vodafone Group PLC — ADR (United Kingdom)	1,159,716	28,772,554

Total Common Stocks 94.4% (Cost $1,559,292,986)		1,603,701,233

Money Market Funds 5.3%
Liquid Assets Portfolio-Institutional Class (b)	45,024,743	45,024,743

Invesco Van Kampen V.I. Growth and Income Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Money Market Funds (continued)
Premier Portfolio-Institutional Class (b)	45,024,743	$45,024,743

Total Money Market Funds 5.3% (Cost $90,049,486)		90,049,486

Total Investments 99.7% (Cost $1,649,342,472)		1,693,750,719

Other Assets in Excess of Liabilities 0.3%		5,767,124

Net Assets 100.0%		$1,699,517,843

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment advisor.

ADR	— American Depositary Receipt
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments

Invesco Van Kampen V.I. Growth and Income Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments

Invesco Van Kampen V.I. Growth and Income Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3

Equity Securities	$1,659,157,369	$34,593,350	$—	$1,693,750,719
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$112,620,450
Aggregate unrealized (depreciation) of investment securities	(70,946,132)

Net unrealized appreciation of investment securities	$41,674,318

Cost of investments for tax purposes is $1,652,076,401

Invesco Van Kampen V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-VIHYI-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010 (unaudited)

		Principal
		Amount	Value

Bonds & Notes-95.6%
Advertising-0.2%
Lamar Media Corp., 7.88%, 04/15/18		$70,000	$74,025

Aerospace-0.5%
Hexcel Corp., 6.75%, 02/01/15		150,000	153,750

Aerospace & Defense-1.1%
Alliant Techsystems, Inc., 6.88%, 09/15/20		15,000	15,300
BE Aerospace, Inc., 6.88%, 10/01/20		85,000	87,125
Bombardier, Inc. (Canada), 7.75%, 03/15/20(b)		110,000	119,625
Triumph Group, Inc., 8.00%, 11/15/17		135,000	138,037

			360,087

Airlines-2.8%
American Airlines, Series 1991-A2 Pass Through Trust, 10.18%, 01/02/13		31,935	31,935
Continental Airlines Inc., 6.75%, 09/15/15(b)		15,000	15,300
Continental Airlines Inc., Series 2007-1 Class C Pass Through Trust, 7.34%, 04/19/14		278,798	281,586
Continental Airlines Inc., Series 2009-1 Class B Pass Through Trust, 9.25%, 05/10/17		35,000	38,085
Delta Air Lines, 9.50%, 09/15/14(b)		184,000	200,560
Inaer Aviation Finance Ltd. (Spain), 9.50%, 08/01/17(b)	EUR	50,000	68,333
UAL Corp., Series 2007-1 Class A Pass Through Trust, 6.64%, 07/02/22		$39,098	39,269
United Air Lines, Inc., 9.88%, 08/01/13(b)		195,000	210,600

			885,668

Aluminum-0.2%
Century Aluminum Co., 8.00%, 05/15/14		80,000	79,550

Apparel, Accessories & Luxury Goods-1.6%
Hanesbrands, Inc., Series B, 4.12%, 12/15/14(c)		95,000	91,913
Oxford Industries, Inc., 11.38%, 07/15/15		175,000	197,312
Phillips-Van Heusen Corp., 7.38%, 05/15/20		50,000	52,938
Quiksilver, Inc., 6.88%, 04/15/15		200,000	190,000

			532,163

Apparel Retail-0.1%
Collective Brands, Inc., 8.25%, 08/01/13		45,000	45,900

Auto Parts & Equipment-1.0%
Tenneco, Inc., 7.75%, 08/15/18(b)		40,000	41,600
Tenneco, Inc., 8.13%, 11/15/15		105,000	110,775
TMD Friction Finance SA (Luxembourg), 10.75%, 05/15/17(b)	EUR	115,000	155,990

			308,365

Automotive-2.1%
Ford Motor Co., 7.45%, 07/16/31		$110,000	115,775
Ford Motor Credit Co. LLC, 8.00%, 12/15/16		95,000	108,062
Ford Motor Credit Co. LLC, 8.13%, 01/15/20		310,000	361,150
Motors Liquidation Co., 8.38%, 07/15/33(d)		260,000	89,050

			674,037

Biotechnology-0.9%
FMC Finance III SA (Luxembourg), 6.88%, 07/15/17		275,000	295,303

Broadcasting-2.7%
Allbritton Communications Co., 8.00%, 05/15/18		65,000	65,569
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17		105,000	112,612
ITV PLC (United Kingdom), (MTN), 5.38%, 10/19/15	GBP	50,000	78,152
ITV PLC (United Kingdom), (MTN), 7.38%, 01/05/17	GBP	50,000	81,294
LIN Television Corp., 6.50%, 05/15/13		$60,000	60,000
Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 08/01/14		210,000	222,075
Nielsen Finance LLC/Nielsen Finance Co., 12.50%, 08/01/16(f)		75,000	75,562
XM Satellite Radio, Inc., 13.00%, 08/01/13(b)		150,000	173,062

			868,326

Building Products-3.2%
AMH Holdings, Inc., 11.25%, 03/01/14		175,000	182,109
Building Materials Corp. of America, 6.88%, 08/15/18(b)		65,000	64,188
Building Materials Corp. of America, 7.50%, 03/15/20(b)		60,000	60,900
Gibraltar Industries, Inc., 8.00%, 12/01/15		105,000	102,900
Nortek, Inc., 11.00%, 12/01/13		215,000	230,050
Ply Gem Industries, Inc., 11.75%, 06/15/13		305,000	327,112
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield

	Principal
	Amount	Value

Building Products-(continued)
Ply Gem Industries, Inc., 13.13%, 07/15/14	$55,000	$56,375

		1,023,634

Cable & Satellite-1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17(b)	50,000	50,875
CSC Holdings, Inc., 8.63%, 02/15/19	180,000	204,300
Kabel Deutschland GmbH (Germany), 10.63%, 07/01/14	75,000	78,473
Virgin Media Finance PLC (United Kingdom), 9.13%, 08/15/16	230,000	246,962

		580,610

Casinos & Gaming-1.8%
Great Canadian Gaming Co. (Canada), 7.25%, 02/15/15(b)	75,000	76,500
Pinnacle Entertainment, Inc., 8.63%, 08/01/17	90,000	95,850
Mandalay Resort Group, 7.63%, 07/15/13	100,000	84,500
Seneca Gaming Corp., 7.25%, 05/01/12	115,000	113,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 08/15/20(b)	45,000	47,925
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.88%, 05/01/20	145,000	154,788

		573,413

Coal & Consumable Fuels-0.6%
CONSOL Energy, Inc., 8.25%, 04/01/20(b)	35,000	38,325
Foundation PA Coal Co. LLC, 7.25%, 08/01/14	105,000	107,887
Peabody Energy Corp., 6.50%, 09/15/20	45,000	48,600

		194,812

Chemicals-0.9%
Airgas, Inc., 7.13%, 10/01/18(b)	50,000	55,313
Celanese US Holdings LLC, 6.63%, 10/15/18(b)	20,000	20,450
Westlake Chemical Corp., 6.63%, 01/15/16	200,000	203,250

		279,013

Construction & Engineering-0.3%
MasTec, Inc., 7.63%, 02/01/17	105,000	105,525

Construction Materials-0.4%
Texas Industries, Inc., 9.25%, 08/15/20(b)	135,000	140,738

Construction, Farm Machinery & Heavy Trucks-1.9%
Case New Holland, Inc., 7.75%, 09/01/13	150,000	163,875
Case New Holland, Inc., 7.88%, 12/01/17(b)	75,000	82,500
Esco Corp., 8.63%, 12/15/13(b)	45,000	46,463
Navistar International Corp., 8.25%, 11/01/21	185,000	198,181
Oshkosh Corp., 8.50%, 03/01/20	80,000	87,000
Titan International, Inc., 7.88%, 10/01/17(b)	40,000	40,625

		618,644

Consumer Finance-2.2%
Ally Financial, Inc., 7.50%, 09/15/20(b)	125,000	134,063
Ally Financial, Inc., 8.00%, 03/15/20(b)	165,000	180,675
Ally Financial, Inc., 8.00%, 11/01/31	175,000	188,125
Capital One Capital VI, 8.88%, 05/15/40	115,000	120,894
National Money Mart Co. (Canada), 10.38%, 12/15/16	65,000	69,469

		693,226

Consumer Products-0.1%
Visant Corp., (144A) , 10.00%, 10/01/17(b)	15,000	15,788

Energy-1.9%
Chaparral Energy, Inc., 8.88%, 02/01/17	140,000	136,850
Cimarex Energy Co., 7.13%, 05/01/17	105,000	110,644
Forest Oil Corp., 7.25%, 06/15/19	210,000	215,250
Key Energy Services, Inc., 8.38%, 12/01/14	145,000	153,700

		616,444

Environmental & Facilities Services-0.1%
EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 08/15/18(b)	40,000	43,400

Fertilizers & Agricultural Chemicals-0.7%
CF Industries, Inc., 7.13%, 05/01/20	210,000	229,687

Financial-1.8%
CIT Group, Inc., 7.00%, 05/01/17	575,000	564,937

Food & Drug-0.6%
JBS USA LLC/JBS USA Finance, Inc., 11.63%, 05/01/14	175,000	203,875

Food & Tobacco-0.6%
Constellation Brands, Inc., 7.25%, 05/15/17	185,000	196,562

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield

		Principal
		Amount	Value

Forest Products-0.6%
Georgia-Pacific LLC, 8.25%, 05/01/16(b)		$175,000	$195,563

Gaming & Leisure-4.4%
Ameristar Casinos, Inc., 9.25%, 06/01/14		185,000	198,644
Harrah’s Operating Co., Inc., 5.63%, 06/01/15		114,000	73,530
Harrah’s Operating Co., Inc., 10.00%, 12/15/18		30,000	24,000
Harrah’s Operating Co., Inc., 11.25%, 06/01/17		171,000	188,100
Harrah’s Operating Co., Inc., 12.75%, 04/15/18(b)		45,000	41,962
Las Vegas Sands Corp., 6.38%, 02/15/15		115,000	116,869
MGM Resorts International, 6.75%, 09/01/12		135,000	127,575
MGM Resorts International, 6.75%, 04/01/13		295,000	271,400
MGM Resorts International, 13.00%, 11/15/13		175,000	206,500
Scientific Games Corp., 8.13%, 09/15/18(b)		15,000	15,525
Scientific Games International, Inc., 9.25%, 06/15/19		150,000	161,625

			1,425,730

Gas Utilities-0.6%
Ferrellgas LP, 6.75%, 05/01/14		110,000	111,650
Suburban Propane Patrtners, 7.38%, 03/15/20		75,000	80,063

			191,713

Glass Container Packaging-0.9%
Owens-Brockway Glass Container Inc., 6.75%, 12/01/14		155,000	160,037
Owens-Brockway Glass Container, Inc., 7.38%, 05/15/16		130,000	141,375

			301,412

Health Care-3.1%
Axcan Intermediate Holdings, Inc., 12.75%, 03/01/16		95,000	97,375
Fresenius US Finance II, Inc., 9.00%, 07/15/15(b)		85,000	97,325
HCA, Inc., 5.75%, 03/15/14		225,000	224,719
HCA, Inc., 6.25%, 02/15/13		125,000	127,812
HCA, Inc., 7.88%, 02/15/20		213,000	234,300
Invacare Corp., 9.75%, 02/15/15		60,000	64,350
Sun Healthcare Group, Inc., 9.13%, 04/15/15		145,000	153,700

			999,581

Health Care Equipment-0.3%
DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14		95,000	104,025

Health Care Facilities-1.5%
Community Health Systems, 8.88%, 07/15/15		175,000	186,375
Healthsouth Corp., 7.25%, 10/01/18		50,000	51,125
Healthsouth Corp., 7.75%, 09/15/22		25,000	25,313
Tenet Healthcare Corp., 10.00%, 05/01/18		180,000	206,550

			469,363

Health Care Services-0.5%
Apria Healthcare Group, Inc., 12.38%, 11/01/14		105,000	117,338
Omnicare, Inc., 7.75%, 06/01/20		30,000	30,712

			148,050

Highways & Railtracks-0.2%
Abertis Infraestructuras SA (Spain), 4.63%, 10/14/16	EUR	50,000	67,807

Homebuilding-0.8%
K Hovnanian Enterprises, Inc., 10.63%, 10/15/16		$165,000	165,825
M/I Homes, Inc., 6.88%, 04/01/12		95,000	95,237

			261,062

Hotels, Resorts & Cruise Lines-0.6%
Carlson Wagonlit BV (Netherlands), 6.65%, 05/01/15(b)(c)	EUR	100,000	128,487
Royal Caribbean Cruises Ltd. (Liberia), 6.88%, 12/01/13		$70,000	73,941

			202,428

Household Products-0.2%
Central Garden and Pet Co., 8.25%, 03/01/18		70,000	71,750

Industrial Conglomerates-0.9%
RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18		295,000	303,850

Industrial Machinery-0.2%
Mueller Water Products, Inc., 8.75%, 09/01/20(b)		15,000	16,050
SPX Corp., 6.88%, 09/01/17(b)		55,000	58,438

			74,488

Information Technology-2.6%
SunGard Data Systems, Inc., 9.13%, 08/15/13		150,000	153,421
SunGard Data Systems, Inc., 10.25%, 08/15/15		105,000	110,644
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield

	Principal
	Amount	Value

Information Technology-(continued)
SunGard Data Systems, Inc., 10.63%, 05/15/15	$80,000	$89,400
Vangent, Inc., 9.63%, 02/15/15	525,000	483,656

		837,121

Integrated Telecommunication Services-1.9%
Angel Lux Common SA (Luxembourg), 8.88%, 05/01/16(b)	100,000	107,125
Intelsat Jackson Holdings SA, 9.50%, 06/15/16	35,000	37,450
Intelsat Jackson Holdings SA (Luxembourg), 7.25%, 10/15/20(b)	335,000	338,350
Qwest Communications, 7.13%, 04/01/18(b)	120,000	125,850

		608,775

Internet Retail Services-1.0%
Travelport LLC, 9.00%, 03/01/16(b)	65,000	65,081
Travelport LLC, 9.88%, 09/01/14	114,000	118,417
Travelport LLC, 11.88%, 09/01/16	135,000	145,969

		329,467

Investment Banking & Brokerage-0.3%
E*Trade Financial Corp., 7.88%, 12/01/15	95,000	92,150

Leisure Facilities-0.4%
Universal City Development Partners Ltd./UCDP Finance, Inc., 8.88%, 11/15/15	125,000	129,688

Life/Health Insurance-0.2%
Aflac, Inc., 6.90%, 12/17/39	60,000	66,466

Life Sciences Tools & Services-0.2%
Patheon, Inc. (Canada), 8.63%, 04/15/17(b)	65,000	67,113

Manufacturing-0.4%
Baldor Electric Co., 8.63%, 02/15/17	105,000	112,875

Metals-0.6%
Novelis, Inc. (Canada), 7.25%, 02/15/15	180,000	184,950

Movies & Entertainment-0.9%
AMC Entertainment, Inc., 8.75%, 06/01/19	210,000	222,337
Cinemark USA, Inc., 8.63%, 06/15/19	60,000	64,200

		286,537

Multi-line Insurance-1.9%
American International Group, Inc., 8.18%, 05/15/58(c)	170,000	170,000
Hartford Financial Services Group, Inc., 8.13%, 06/15/38(c)	70,000	70,725
Liberty Mutual Group, Inc., 7.80%, 03/15/37(b)	190,000	181,052
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(b)	160,000	190,834

		612,611

Office Services & Supplies-0.1%
IKON Office Solutions, Inc., 6.75%, 12/01/25	35,000	36,269

Oil & Gas Drilling-0.1%
Pride International, Inc., 6.88%, 08/15/20	15,000	16,294

Oil & Gas Equipment & Services-0.2%
Bristow Group, Inc., 7.50%, 09/15/17	60,000	62,025

Oil & Gas Exploration & Production-7.8%
Anadarko Petroleum Corp., 6.38%, 09/15/17	65,000	71,317
Chesapeake Energy Corp., 9.50%, 02/15/15	300,000	347,625
Continental Resources, Inc., 7.13%, 04/01/21(b)	30,000	31,031
Continental Resources, 7.38%, 10/01/20(b)	65,000	68,575
Continental Resources, 8.25%, 10/01/19	50,000	55,125
Delta Petroleum Corp., 7.00%, 04/01/15	90,000	67,275
Encore Acquisition Co., 9.50%, 05/01/16	90,000	101,137
EXCO Resources, Inc., 7.50%, 09/15/18	75,000	74,438
Harvest Operations Corp. (Canada), 6.88%, 10/01/17(b)	40,000	40,900
Hilcorp Energy I LP/Hilcorp Finance Co., 7.75%, 11/01/15(b)	155,000	157,325
McMoRan Exploration Co, 11.88%, 11/15/14	250,000	275,937
Newfield Exploration Co., 6.63%, 09/01/14	270,000	276,412
Newfield Exploration Co., 7.13%, 05/15/18	55,000	58,850
Petrohawk Energy Corp., 7.25%, 08/15/18(b)	50,000	51,188
Petrohawk Energy Corp., 7.88%, 06/01/15	175,000	184,406
Pioneer Natural Resources Co., 6.65%, 03/15/17	250,000	267,269
Plains Exploration & Production Co., 7.63%, 06/01/18	220,000	232,375
Range Resources Corp., 7.50%, 05/15/16	90,000	94,388
Whiting Petroleum Corp., 6.50%, 10/01/18	55,000	56,375

		2,511,948

Oil & Gas Refining & Marketing-1.2%
Petroplus Finance Ltd. (Bermuda), 6.75%, 05/01/14(b)	75,000	68,625
Tesoro Corp., 6.50%, 06/01/17	170,000	167,237
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield

	Principal
	Amount	Value

Oil & Gas Refining & Marketing-(continued)
United Refining Co., Series 2, 10.50%, 08/15/12	$165,000	$152,419

		388,281

Oil & Gas Storage & Transportation-2.5%
Copano Energy LLC/Copano Energy Finance Corp., 8.13%, 03/01/16	150,000	153,750
El Paso Corp., 6.88%, 06/15/14	115,000	122,762
El Paso Corp., 12.00%, 12/12/13	30,000	36,825
Inergy LP, 8.25%, 03/01/16	170,000	178,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Series B, 8.75%, 04/15/18	160,000	174,000
Overseas Shipholding Group, Inc., 8.13%, 03/30/18	50,000	52,125
Regency Energy Partners, 8.38%, 12/15/13	85,000	89,250

		807,212

Other Diversified Financial Services-1.7%
International Lease Finance Corp., 6.50%, 09/01/14(b)	25,000	26,850
International Lease Finance Corp., 6.75%, 09/01/16(b)	65,000	69,834
International Lease Finance Corp., 7.13%, 09/01/18(b)	65,000	70,038
International Lease Finance Corp., 8.63%, 09/15/15(b)	260,000	281,450
Merrill Lynch & Co., Inc., 6.11%, 01/29/37	100,000	98,464

		546,636

Packaged Foods & Meats-0.2%
Chiquita Brands International, Inc., 8.88%, 12/01/15	65,000	66,869

Paper Packaging-0.5%
Cascades, Inc (Canada), 7.88%, 01/15/20	165,000	173,250

Paper Products-1.3%
Mercer International, Inc., 9.25%, 02/15/13	205,000	205,512
Neenah Paper, Inc., 7.38%, 11/15/14	60,000	60,375
PH Glatfelter Co., 7.13%, 05/01/16	95,000	97,071
Sappi Papier Holdings A.G., 6.75%, 06/15/12(b)	45,000	45,815

		408,773

Personal Products-0.1%
NBTY, Inc., 9.00%, 10/01/18(b)	10,000	10,550
Universal Hospital Services, Inc., 8.50%, 06/01/15(e)	25,000	25,438

		35,988

Pharmaceuticals-0.4%
Elan Finance PLC / Elan Finance Corp. (Ireland), 8.75%, 10/15/16(b)	100,000	100,125
Mylan, Inc., 7.88%, 07/15/20(b)	10,000	10,725
Valeant Pharmaceuticals International, 6.75%, 10/01/17(b)	10,000	10,250
Valeant Pharmaceuticals International, 7.00%, 10/01/20(b)	10,000	10,250

		131,350

Property & Casualty Insurance-0.1%
Crum & Forster Holdings Corp., 7.75%, 05/01/17	35,000	36,925

Publishing-0.7%
Gannett Co., Inc., 6.38%, 09/01/15(b)	30,000	29,794
Gannett Co., Inc., 7.13%, 09/01/18(b)	15,000	14,775
Gannett Co., Inc., 9.38%, 11/15/17(b)	170,000	187,000

		231,569

Railroads-0.3%
Kansas City Southern de Mexico SA de CV (Mexico), 8.00%, 02/01/18(b)	95,000	102,799

Regional Bank-0.9%
Regions Financial Corp., 7.38%, 12/10/37	105,000	98,737
Zions Bancorp., 5.50%, 11/16/15	200,000	198,000

		296,737

Research & Consulting Services-0.1%
FTI Consulting, Inc., 6.75%, 10/01/20(b)	35,000	35,525

Retail-1.8%
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	230,000	243,800
SUPERVALU, Inc., 7.50%, 11/15/14	175,000	176,312
SUPERVALU, Inc., 8.00%, 05/01/16	135,000	136,350
Toys R US — Delaware, Inc., 7.38%, 09/01/16(b)	15,000	15,525

		571,987

Semiconductor Equipment-1.5%
Amkor Technologies, Inc., 7.38%, 05/01/18(b)	150,000	152,625
Freescale Semiconductor, Inc., 9.13%, 12/15/14(e)	190,000	190,950
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield

	Principal
	Amount	Value

Semiconductor Equipment-(continued)
Freescale Semiconductor, Inc., 9.25%, 04/15/18(b)	$45,000	$46,800
Freescale Semiconductor, Inc., 10.75%, 08/01/20(b)	100,000	100,750

		491,125

Semiconductors-0.5%
Advanced Micro Devices, Inc., 7.75%, 08/01/20(b)	30,000	30,975
NXP BV/NXP Funding LLC (Netherlands), 7.88%, 10/15/14	120,000	124,500

		155,475

Services-1.1%
ARAMARK Corp., 8.50%, 02/01/15	100,000	104,500
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc., 10.75%, 08/01/16	225,000	246,938

		351,438

Specialized REIT’s-0.3%
Omega Healthcare Investors Inc., 6.75%, 10/15/22	20,000	19,925
Senior Housing Properties Trust, 6.75%, 04/15/20	60,000	62,775

		82,700

Specialty Chemicals-1.2%
Ferro Corp., 7.88%, 08/15/18	70,000	72,800
Huntsman International LLC, 7.38%, 01/01/15	245,000	250,512
PolyOne Corp., 7.38%, 09/15/20	60,000	61,950

		385,262

Specialty Stores-0.8%
General Nutrition Centers, Inc., 5.75%, 03/15/14 (e)	85,000	84,575
Michaels Stores, Inc., 0.00%, 11/01/16(f)	175,000	171,500

		256,075

Steel-1.0%
AK Steel Corp., 7.63%, 05/15/20	65,000	66,625
Steel Dynamics, Inc., 7.75%, 04/15/16	95,000	99,038
United States Steel Corp., 7.00%, 02/01/18	55,000	56,512
United States Steel Corp., 7.38%, 04/01/20	5,000	5,238
Vale Overseas Ltd., 4.63%, 09/15/20	30,000	30,867
Vale Overseas Ltd., 6.88%, 11/10/39	50,000	57,706

		315,986

Telecommunications-0.5%
Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 04/15/14	140,000	146,300

Textiles-0.6%
Invista, 9.25%, 05/01/12(b)	15,000	15,263
Levi Strauss & Co., 7.63%, 05/15/20	160,000	166,400

		181,663

Tires & Rubber-0.5%
Cooper Tire and Rubber Co., 8.00%, 12/15/19	165,000	170,775

Trading Companies & Distributors-2.4%
Ashtead Capital, Inc., 9.00%, 08/15/16(b)	200,000	210,000
H&E Equipment Services, Inc., 8.38%, 07/15/16	180,000	180,000
Hertz Corp. (The), 7.50%, 10/15/18(b)	180,000	180,225
KAR Auction Services, Inc., 8.75%, 05/01/14	45,000	46,913
United Rentals North America, Inc., 7.00%, 02/15/14	160,000	160,800

		777,938

Travel Services-0.9%
Expedia, Inc., 8.50%, 07/01/16	260,000	285,837

Utility-1.8%
AES Corp. (The), 7.75%, 03/01/14	240,000	258,000
IPALCO Enterprises, Inc., 8.63%, 11/14/11	85,000	89,887
NRG Energy, Inc., 7.38%, 02/01/16	150,000	154,500
NRG Energy, Inc., 7.38%, 01/15/17	50,000	51,375
NRG Energy, Inc., 8.50%, 06/15/19	30,000	31,725

		585,487

Wireless Telecommunication Services-5.2%
Clearwire Communications LLC/Clearwire Finance Inc, 12.00%, 12/01/15(b)	225,000	244,125
Cricket Communications, Inc., 7.75%, 05/15/16	115,000	123,194
Digicel Group Ltd. (Bermuda), 8.88%, 01/15/15(b)	100,000	102,125
Digicel Ltd. (Bermuda), 8.25%, 09/01/17(b)	100,000	105,250
MetroPCS Wireless, Inc., 7.88%, 09/01/18	65,000	66,665
SBA Telecommunications, Inc., 8.25%, 08/15/19	85,000	93,075
Sprint Capital Corp., 6.88%, 11/15/28	50,000	46,187
Sprint Capital Corp., 6.90%, 05/01/19	300,000	302,625
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield

	Principal
	Amount	Value

Wireless Telecommunication Services-(continued)
Sprint Nextel Corp., 8.38%, 08/15/17	$150,000	$162,375
Wind Acquisition Finance SA (Luxembourg), 11.75%, 07/15/17(b)	250,000	281,250
Wind Acquisition Finance SA (Luxembourg), 12.00%, 12/01/15(b)	140,000	149,100

		1,675,971

Total Bonds & Notes (Cost $28,743,719)		30,824,526

	Shares

Preferred Stocks-0.4%
Consumer Finance-0.4%
Ally Financial, Inc. (Cost $72,316) (b)	141	126,931

Common Stocks & Other Equity Interests-0.0%
Utilities-0.0%
SW Acquisition LP (Cost $0)	1	0

Money Market Funds-1.8%
Liquid Assets Portfolio — Institutional Class (g)	280,459	280,459
Premier Portfolio — Institutional Class (g)	280,459	280,459

Total Money Market Funds (Cost $560,918)		560,918

Total Investments (Cost $29,376,953)-97.8%		31,512,375
Other Assets Less Liabilities-2.2%		714,647

Net Assets-100.0%		$32,227,022

Investment Abbreviations:
MTN	Medium-Term Note

REIT	Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2010 was $6,916,846 which represented 21.5% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2010.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2010 was $89,050, which represented 0.3% of the Fund’s Net Assets.

(e)	Payment-in-kind security.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. High Yield

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen V.I. High Yield Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Van Kampen V.I. High Yield Fund

     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$560,918	$126,931	$0	$687,849
Corporate Debt Securities	—	30,824,526	—	30,824,526

Total Investments	$560,918	$30,951,457	$0	$31,512,375

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,143,081
Aggregate unrealized (depreciation) of investment securities	(26,992)

Net unrealized appreciation of investment securities	$2,116,089

Cost of investments for tax purposes is $29,396,286.
NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I. High Yield Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen V.I. High Yield Fund

Invesco Van Kampen V.I. International Growth Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-VIIGE-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.86%

Australia—5.80%
BHP Billiton Ltd.	15,023	$572,777
Cochlear Ltd.	6,350	431,165
CSL Ltd.	9,318	297,658
QBE Insurance Group Ltd.	14,168	236,359
Woolworths Ltd.	8,524	237,609

		1,775,568

Belgium—1.88%
Anheuser—Busch InBev N.V.	9,824	577,160

Brazil—1.96%
Banco Bradesco S.A. — ADR	18,856	384,285
Petroleo Brasileiro S.A. — ADR	6,577	215,857

		600,142

Canada—6.12%
Bombardier, Inc. — Class B	43,704	214,506
Canadian National Railway Co.	2,433	155,595
Canadian Natural Resources Ltd.	7,303	252,613
Cenovus Energy, Inc.	9,241	265,761
EnCana Corp.	6,903	208,586
Fairfax Financial Holdings Ltd.	658	267,958
Suncor Energy, Inc.	8,521	277,436
Talisman Energy, Inc.	13,186	230,681

		1,873,136

China—0.90%
Industrial & Commercial Bank of China — Class H	371,000	275,828

Denmark—1.77%
Novo Nordisk A.S. — Class B	5,473	541,712

France—5.16%
AXA S.A.	10,985	192,885
BNP Paribas	5,850	418,049
Cie Generale des Etablissements Michelin — Rts. (a)	1,902	5,310
Cie Generale des Etablissements Michelin — Class B	1,902	145,152
Danone S.A.	5,111	306,078
Eutelsat Communications	5,677	216,697
Total S.A.	5,731	295,363

		1,579,534

Germany—7.83%
Adidas AG	6,729	417,067
Bayer AG	7,155	499,633
Bayerische Motoren Werke AG	7,523	528,501
Fresenius Medical Care AG & Co. KGaA	5,244	323,881
Puma AG Rudolf Dassler Sport	1,197	394,899
SAP AG	4,721	233,860

		2,397,841

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. International Growth Equity Fund

	Shares	Value

Hong Kong—2.31%
Hutchison Whampoa Ltd.	53,000	$493,754
Li & Fung Ltd.	38,310	214,432

		708,186

India—1.57%
India Fund, Inc. (The)	3,900	141,882
Infosys Technologies Ltd. — ADR	5,053	340,118

		482,000

Israel—2.33%
Teva Pharmaceutical Industries Ltd. — ADR	13,522	713,286

Italy—1.79%
Finmeccanica SpA	21,850	259,594
UniCredit SpA	112,487	288,053

		547,647

Japan—9.64%
Canon, Inc.	6,400	299,270
Denso Corp.	8,500	252,007
Fanuc Ltd.	4,100	520,000
Hoya Corp.	11,300	276,160
Keyence Corp.	1,200	261,707
Komatsu Ltd.	10,337	240,669
Nidec Corp.	7,595	676,904
Toyota Motor Corp.	7,700	275,987
Yamada Denki Co., Ltd.	2,420	150,163

		2,952,867

Mexico—2.54%
America Movil S.A.B. de C.V. — Series L — ADR	8,276	441,359
Fomento Economico Mexicano S.A.B. de C.V. — ADR	2,858	144,986
Grupo Televisa S.A. — ADR	10,058	190,298

		776,643

Netherlands—4.36%
Koninklijke Ahold N.V.	25,868	348,696
Koninklijke KPN N.V.	21,842	338,117
TNT N.V.	12,515	336,274
Unilever N.V.	10,422	312,259

		1,335,346

Philippines—0.90%
Philippine Long Distance Telephone Co.	4,635	276,294

Russia—0.73%
Gazprom OAO — ADR	10,593	222,903

Singapore—2.73%
K—Green Trust (a)(b)	1	1
Keppel Corp., Ltd.	65,238	446,217
United Overseas Bank Ltd.	28,000	390,054

		836,272

South Korea—2.20%
Hyundai Mobis	2,205	496,983
NHN Corp. (a)	1,022	175,674

		672,657

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. International Growth Equity Fund

	Shares	Value

Sweden—0.31%
Kinnevik Investment AB — Class B	4,526	$95,947

Switzerland—7.57%
Julius Baer Group Ltd.	6,977	254,317
Nestle S.A.	12,300	655,274
Novartis AG	5,927	341,537
Roche Holding AG	4,806	656,353
Syngenta AG	1,653	410,790

		2,318,271

Taiwan—1.60%
Hon Hai Precision Industry Co., Ltd.	54,880	206,405
MediaTek, Inc.	1	14
Taiwan Semiconductor Manufacturing Co., Ltd.	143,000	283,789

		490,208

Turkey—0.75%
Akbank TAS	37,597	229,690

United Kingdom—22.73%
BG Group PLC	22,018	386,866
British American Tobacco PLC	11,387	425,435
Centrica PLC	90,444	459,622
Compass Group PLC	61,770	514,766
Imperial Tobacco Group PLC	20,590	614,457
Informa PLC	47,679	313,750
International Power PLC	84,796	516,838
Kingfisher PLC	77,858	286,442
Next PLC	8,141	283,396
Reckitt Benckiser Group PLC	11,357	625,194
Reed Elsevier PLC	40,455	342,433
Royal Dutch Shell PLC — Class B	8,568	249,941
Shire PLC	26,459	596,032
Smith & Nephew PLC	14,372	131,059
Tesco PLC	70,365	468,673
Vodafone Group PLC	183,174	453,440
WPP PLC	26,260	290,618

		6,958,962

United States—0.38%
VimpelCom Ltd. — ADR (a)	7,737	114,894

Total Common Stocks & Other Equity Interests (Cost $25,135,631)		29,352,994

Money Market Funds—3.31%
Liquid Assets Portfolio — Institutional Class (c)	506,699	506,699
Premier Portfolio — Institutional Class (c)	506,699	506,699

Total Money Market Funds (Cost $1,013,398)		1,013,398

TOTAL INVESTMENTS—99.17% (Cost $26,149,029)		30,366,392
OTHER ASSETS LESS LIABILITIES—0.83%		255,227

NET ASSETS—100.0%		$30,621,619

Investment Abbreviations:

ADR	— American Depositary Receipt

Rts.	— Rights

Notes to Schedule of Investments:

(a)	Non—income producing security.

(b)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. International Growth Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. International Growth Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen V.I. International Growth Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total
Australia	$1,202,791	$572,777	$—	$1,775,568
Belgium	—	577,160	—	577,160
Brazil	600,142	—	—	600,142
Canada	1,873,136	—	—	1,873,136
China	—	275,828	—	275,828
Denmark	—	541,712	—	541,712
France	517,370	1,062,164	—	1,579,534
Germany	718,780	1,679,061	—	2,397,841
Hong Kong	—	708,186	—	708,186
India	482,000	—	—	482,000
Israel	713,286	—	—	713,286
Italy	259,594	288,053	—	547,647
Japan	402,170	2,550,697	—	2,952,867
Mexico	776,643	—	—	776,643
Netherlands	684,970	650,376	—	1,335,346
Philippines	276,294	—	—	276,294
Russia	—	222,903	—	222,903
Singapore	390,055	446,217	—	836,272
South Korea	672,657	—	—	672,657
Sweden	—	95,947	—	95,947
Switzerland	1,722,417	595,854	—	2,318,271
Taiwan	490,208	—	—	490,208
Turkey	—	229,690	—	229,690
United Kingdom	4,498,003	2,460,959	—	6,958,962
United States	1,128,292	—	—	1,128,292

Total Investments	$17,408,808	$12,957,584	$—	$30,366,392

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
Invesco Van Kampen V.I. International Growth Equity Fund

NOTE 3 — Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—
Aggregate unrealized (depreciation) of investment securities	(6,923,149)

Net unrealized appreciation (depreciation) of investment securities	$(6,923,149)

Cost of investments for tax purposes is $37,289,541.
NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Invesco Van Kampen V.I. International Growth Equity Fund (the “Target Fund”) would transfer all of its assets and liabilities to the Invesco V.I. International Growth Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen V.I. International Growth Equity Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-VIMCG-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Van Kampen V.I. Mid Cap Growth Fund
Schedule of Investments ▪ September, 30 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.0%
Aerospace & Defense 1.2%
Goodrich Corp.	11,027	$813,021

Air Freight & Logistics 2.8%
C.H. Robinson Worldwide, Inc.	12,777	893,368
Expeditors International of Washington, Inc.	23,498	1,086,312

		1,979,680

Apparel, Accessories & Luxury Goods 2.3%
Coach, Inc.	24,775	1,064,334
Hanesbrands, Inc. (a)	21,257	549,706

		1,614,040

Apparel Retail 1.0%
American Eagle Outfitters, Inc.	46,152	690,434

Application Software 2.4%
Autodesk, Inc. (a)	16,032	512,543
Salesforce.com, Inc. (a)	6,162	688,912
TIBCO Software, Inc. (a)	28,126	498,955

		1,700,410

Asset Management & Custody Banks 1.3%
Affiliated Managers Group, Inc. (a)	11,922	930,035

Auto Parts & Equipment 1.5%
BorgWarner, Inc. (a)	19,977	1,051,190

Automotive Retail 1.1%
O’Reilly Automotive, Inc. (a)	14,754	784,913

Biotechnology 2.4%
Genzyme Corp. (a)	4,675	330,943
Human Genome Sciences, Inc. (a)	22,068	657,406
United Therapeutics Corp. (a)	12,987	727,402

		1,715,751

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Mid Cap Growth Fund
Schedule of Investments ▪ September, 30 2010 (Unaudited) (continued)

	Number of
Description	Shares	Value

Broadcasting & Cable TV 1.5%
Discovery Communications, Inc. Class C(a)	28,372	$1,083,527

Casinos & Gaming 2.4%
Las Vegas Sands Corp. (a)	28,256	984,721
MGM Resorts International (a) (b)	64,006	721,988

		1,706,709

Coal & Consumable Fuels 1.0%
Alpha Natural Resources, Inc. (a)	17,429	717,203

Communications Equipment 0.6%
Finisar Corp. (a)	21,499	403,966

Computer Hardware 1.2%
Teradata Corp. (a)	22,617	872,112

Computer Storage & Peripherals 1.4%
NetApp, Inc. (a)	13,986	696,363
Smart Technologies, Inc. Class A (Canada) (a)	23,721	321,420

		1,017,783

Construction & Engineering 0.9%
Foster Wheeler AG (Switzerland) (a)	25,704	628,720

Construction & Farm Machinery & Heavy Trucks 2.2%
AGCO Corp. (a)	18,780	732,608
Bucyrus International, Inc.	10,510	728,868

		1,461,476

Consumer Finance 1.3%
Discover Financial Services	56,192	937,283

Data Processing & Outsourced Services 1.5%
Alliance Data Systems Corp. (a) (b)	16,089	1,049,968

Department Stores 3.1%
Macy’s, Inc.	47,727	1,102,016
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Mid Cap Growth Fund
Schedule of Investments ▪ September, 30 2010 (Unaudited) (continued)

	Number of
Description	Shares	Value

Department Stores (continued)
Nordstrom, Inc.	28,799	$1,071,323

		2,173,339

Diversified Commercial & Professional Services 2.3%
Corrections Corp. of America (a)	28,130	694,248
IHS, Inc. Class A (a)	14,052	955,536

		1,649,784

Diversified Metals & Mining 0.5%
Intrepid Potash, Inc. (a)	13,735	358,071

Diversified Support Services 0.6%
Copart, Inc. (a)	13,542	446,480

Education Services 3.1%
Capella Education Co. (a)	9,562	742,202
New Oriental Education & Technology Group, Inc. -ADR (Cayman Islands) (a)	6,777	661,300
Strayer Education, Inc.	4,293	749,129

		2,152,631

Electrical Components & Equipment 0.5%
Regal-Beloit Corp.	6,241	366,284

Environmental & Facilities Services 1.4%
Republic Services, Inc.	32,846	1,001,475

Health Care Distributors 1.0%
CareFusion Corp. (a)	27,674	687,422

Health Care Equipment 2.5%
American Medical Systems Holdings, Inc. (a)	19,633	384,414
Hologic, Inc. (a)	41,168	659,100
NuVasive, Inc. (a) (b)	20,086	705,822

		1,749,336

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Mid Cap Growth Fund
Schedule of Investments ▪ September, 30 2010 (Unaudited) (continued)

	Number of
Description	Shares	Value

Health Care Facilities 1.3%
Universal Health Services, Inc., Class B	22,899	$889,855

Health Care Services 2.2%
DaVita, Inc. (a)	12,719	877,992
Pharmaceutical Product Development, Inc.	26,439	655,423

		1,533,415

Healthcare 0.6%
Brookdale Senior Living, Inc. (a)	24,016	391,701

Hotels, Resorts & Cruise Lines 3.5%
Ctrip.com International Ltd. — ADR (Cayman Islands) (a)	17,514	836,293
Marriott International, Inc., Class A	21,516	770,918
Starwood Hotels & Resorts Worldwide, Inc.	15,674	823,669

		2,430,880

Household Products 1.0%
Church & Dwight Co., Inc.	10,395	675,051

Human Resource & Employment Services 0.7%
Robert Half International, Inc.	17,897	465,322

Industrial Machinery 2.9%
Flowserve Corp.	7,920	866,606
Gardner Denver, Inc.	8,442	453,167
Kennametal, Inc.	22,481	695,337

		2,015,110

Internet Software & Services 4.7%
Akamai Technologies, Inc. (a)	12,676	636,082
Baidu, Inc. — ADR (Cayman Islands) (a)	19,260	1,976,461
VeriSign, Inc. (a)	21,439	680,474

		3,293,017

IT Consulting & Other Services 1.4%
Cognizant Technology Solutions Corp., Class A (a)	15,340	988,970

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Mid Cap Growth Fund
Schedule of Investments ▪ September, 30 2010 (Unaudited) (continued)

	Number of
Description	Shares	Value

Life Sciences Tools & Services 0.9%
Life Technologies Corp. (a)	14,108	$658,703

Managed Health Care 1.5%
Aetna, Inc.	32,642	1,031,814

Metal & Glass Containers 2.3%
Crown Holdings, Inc. (a)	36,418	1,043,740
Owens-Illinois, Inc. (a)	20,748	582,189

		1,625,929

Oil & Gas Equipment & Services 1.1%
Key Energy Services, Inc. (a)	79,896	759,811

Oil & Gas Exploration & Production 3.5%
Concho Resources, Inc. (a)	13,741	909,242
Continental Resources, Inc. (a)	15,246	706,805
Oasis Petroleum, Inc. (a)	27,541	533,469
Pioneer Natural Resources Co.	5,281	343,423

		2,492,939

Packaged Foods & Meats 1.3%
Hershey Co.	18,460	878,511

Personal Products 1.0%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	24,230	707,516

Pharmaceuticals 1.1%
Shire PLC — ADR (Jersey)	11,924	802,247

Property & Casualty Insurance 0.8%
Assured Guaranty Ltd. (Bermuda)	31,627	541,138

Real Estate Management & Development 1.3%
CB Richard Ellis Group, Inc., Class A (a)	50,770	928,076

Restaurants 1.1%
Darden Restaurants, Inc.	17,747	759,217

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Mid Cap Growth Fund
Schedule of Investments ▪ September, 30 2010 (Unaudited) (continued)

	Number of
Description	Shares	Value

Semiconductor Equipment 0.5%
Lam Research Corp. (a)	4,241	$177,486
Teradyne, Inc. (a)	15,704	174,942

		352,428

Semiconductors 3.5%
Altera Corp.	25,287	762,656
Avago Technologies Ltd. (Singapore) (a)	26,619	599,193
Broadcom Corp., Class A	9,990	353,546
Cavium Networks, Inc. (a) (b)	26,472	761,335

		2,476,730

Specialty Chemicals 2.0%
Albemarle Corp.	15,263	714,461
Nalco Holding Co.	27,613	696,124

		1,410,585

Systems Software 2.2%
Check Point Software Technologies Ltd. (Israel) (a)	11,497	424,584
Rovi Corp. (a)	21,810	1,099,442

		1,524,026

Technology Distributors 0.2%
Avnet, Inc. (a)	6,618	178,752

Trading Companies & Distributors 1.2%
WW Grainger, Inc.	6,801	810,067

Trucking 1.2%
J.B. Hunt Transport Services, Inc.	24,317	843,800

Wireless Telecommunication Services 2.0%
American Tower Corp., Class A (a)	14,520	744,295
Millicom International Cellular SA (Luxembourg)	7,004	672,034

		1,416,329

Total Common Stocks 92.0%		64,624,982

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Mid Cap Growth Fund
Schedule of Investments ▪ September, 30 2010 (Unaudited) (continued)

Description	Shares	Value

Investment Companies 4.9%
iShares Russell MidCap Growth Index Fund (b)	40,759	$2,030,631
iShares S&P MidCap 400 Growth Index Fund	16,049	1,413,917

Total Investment Companies 4.9%		3,444,530

Total Long-Term Investments 96.9% (Cost $59,896,328)		68,069,512
Money Market Funds 5.1%
Liquid Assets Portfolio-Institutional Class (c)	1,811,311	1,811,311
Premier Portfolio-Institutional Class (c)	1,811,311	1,811,311

Total Money Market Funds 5.1% (Cost $3,622,622)		3,622,622

Total Investments (excluding investments purchased with cash collateral from securities on loan) 102.0% (Cost $63,518,950)		71,692,134

Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds 5.0%
Liquid Assets Portfolio-Institutional Class (c)(d) (Cost $3,487,645)	3,487,645	3,487,645

Total Investments 107.0% (Cost $67,006,595)		75,179,779

Liabilities in Excess of Other Assets (7.0%)		(4,914,415)

Net Assets 100.0%		$70,265,364

Percentages are calculated as a percentage of net assets.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen V.I. Mid Cap Growth Fund
Schedule of Investments ▪ September, 30 2010 (Unaudited) (continued)
     (a) Non-income producing security.
     (b) All or a portion of this security was out on loan at September 30, 2010.
     (c) The money market and the Fund are affiliated by having the same investment adviser.
     (d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
     ADR — American Depositary Receipt
Security Valuations Securities, including restricted securities, are valued according to the following policy.
          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Van Kampen V.I. Mid Cap Growth Fund
Schedule of Investments ▪ September, 30 2010 (Unaudited) (continued)
          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Securities Lending The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Invesco Van Kampen V.I. Mid Cap Growth Fund
Schedule of Investments ▪ September, 30 2010 (Unaudited) (continued)

	Level 1	Level 2	Level 3	Total

Equity Securities	$75,179,779	$—	$—	$75,179,779

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,660,723
Aggregate unrealized (depreciation) of investment securities	(684,279)

Net unrealized appreciation of investment securities	$7,976,444

Cost of Investments for tax purposes is $67,203,335.
Subsequent Event Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I. Capital Development Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Van Kampen V.I. Mid Cap Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-VIMCV-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.9%

Aerospace & Defense—2.9%
Goodrich Corp.	115,629	$8,525,326

Asset Management & Custody Banks—1.5%
Northern Trust Corp.	91,162	4,397,655

Auto Parts & Equipment—1.2%
Lear Corp. (b)	44,891	3,543,247

Building Products—2.5%
Lennox International, Inc.	178,792	7,453,838

Computer Hardware—2.3%
Diebold, Inc.	213,996	6,653,136

Data Processing & Outsourced Services—1.7%
Fidelity National Information Services, Inc.	180,291	4,891,295

Diversified Banks—2.1%
Comerica, Inc.	163,738	6,082,867

Diversified Chemicals—2.4%
PPG Industries, Inc.	96,196	7,003,069

Electric Utilities—5.0%
Edison International	245,877	8,455,710
Great Plains Energy, Inc.	336,709	6,363,800

		14,819,510

Electronic Manufacturing Services—0.8%
Flextronics International Ltd. (Singapore) (b)	401,279	2,423,725

Food Distributors—2.4%
Sysco Corp.	248,499	7,087,191

Health Care Distributors—3.1%
Henry Schein, Inc. (b)	155,199	9,091,557

Health Care Equipment—2.3%
Beckman Coulter, Inc.	113,502	5,537,763
Teleflex, Inc.	19,544	1,109,708

		6,647,471

Health Care Facilities—5.6%
Brookdale Senior Living, Inc. (b)	539,156	8,793,634
Healthsouth Corp. (b)	395,395	7,591,584

		16,385,218

Home Furnishings—1.7%
Mohawk Industries, Inc. (b)	92,557	4,933,288

Housewares & Specialties—3.2%
Newell Rubbermaid, Inc.	529,610	9,432,354

Industrial Machinery—3.2%
Snap-On, Inc.	204,219	9,498,226

Insurance Brokers—5.1%
Marsh & McLennan Cos., Inc.	279,825	6,749,379
Willis Group Holdings PLC (Ireland)	271,449	8,366,058

		15,115,437

Investment Banking & Brokerage—1.9%
Charles Schwab Corp. (The)	402,601	5,596,154

Motorcycle Manufacturers—2.4%
Harley-Davidson, Inc.	246,704	7,016,262

Multi-Utilities—3.1%
CenterPoint Energy, Inc.	187,480	2,947,186
Wisconsin Energy Corp.	105,339	6,088,594

		9,035,780

Office Electronics—3.7%
Zebra Technologies Corp. — Class A (b)	322,490	10,848,563

Office Services & Supplies—3.5%
Avery Dennison Corp.	280,997	10,430,609

Oil & Gas Exploration & Production—2.4%
Pioneer Natural Resources Co.	108,200	7,036,246

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Value Fund

	Shares	Value

Oil & Gas Storage & Transportation—5.1%
El Paso Corp.	724,961	$8,975,017
Williams Cos., Inc. (The)	319,278	6,101,403

		15,076,420

Packaged Foods & Meats—2.3%
ConAgra Foods, Inc.	302,463	6,636,038

Paper Packaging—2.5%
Sonoco Products Co.	218,356	7,301,825

Personal Products—2.1%
Avon Products, Inc.	188,289	6,045,960

Property & Casualty Insurance—2.1%
ACE Ltd. (Switzerland)	107,111	6,239,216

Regional Banks—4.9%
BB&T Corp.	240,738	5,796,971
First Horizon National Corp. (b)	326,863	3,729,509
Wintrust Financial Corp.	149,534	4,846,397

		14,372,877

Restaurants—2.1%
Darden Restaurants, Inc.	142,637	6,102,011

Retail REIT’s—1.5%
Weingarten Realty Investors	200,600	4,377,092

Soft Drinks—2.6%
Coca-Cola Enterprises, Inc.	244,594	7,582,414

Specialty Chemicals—4.7%
Valspar Corp.	215,782	6,872,657
WR Grace & Co. (b)	245,710	6,865,137

		13,737,794

Total Common Stocks & Other Equity Interests (Cost $271,577,480)		281,419,671

Money Market Funds—4.1%
Liquid Assets Portfolio — Institutional Class (c)	6,016,829	6,016,829
Premier Portfolio — Institutional Class (c)	6,016,829	6,016,829

Total Money Market Funds (Cost $12,033,658)		12,033,658

Total Investments (Cost $283,611,138)-100.0%		293,453,329
Other Assets Less Liabilities -0.0%		140,318

Net Assets-100.0%		$293,593,647

Investment Abbreviations

REIT	Real Estate Investment Trust.
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE.
     Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Mid Cap Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$293,453,329	$—	$—	$293,453,329
Invesco Van Kampen V.I. Mid Cap Value Fund

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$25,834,759
Aggregate unrealized (depreciation) of investment securities	(16,041,929)

Net unrealized appreciation of investment securities	$9,792,830

Cost of investments for tax purposes is $283,660,499.
Invesco Van Kampen V.I. Mid Cap Value Fund

Invesco Van Kampen V.I. Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-VIVAL-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments (a)
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests —99.1%
Aerospace & Defense —1.2%
Honeywell International, Inc.	6,028	$264,870

Aluminum —1.3%
Alcoa, Inc.	24,962	302,290

Asset Management & Custody Banks —2.4%
Bank of New York Mellon Corp. (The)	17,081	446,327
State Street Corp.	2,400	90,384

		536,711

Cable & Satellite —6.6%
Comcast Corp. -Class A	54,322	982,142
DirecTV -Class A (b)	4,298	178,925
Time Warner Cable, Inc.	6,106	329,663

		1,490,730

Communications Equipment —1.0%
Cisco Systems, Inc. (b)	10,600	232,140

Computer Hardware —2.2%
Dell, Inc. (b)	18,875	244,620
Hewlett-Packard Co.	6,047	254,397

		499,017

Data Processing & Outsourced Services —0.3%
Western Union Co. (The)	3,895	68,825

Department Stores —1.0%
JC Penney Co., Inc.	5,724	155,578
Macy’s, Inc.	2,738	63,221

		218,799

Diversified Banks —1.7%
US Bancorp	6,600	142,692
Wells Fargo & Co.	9,300	233,709

		376,401

Diversified Chemicals —0.7%
EI Du Pont de Nemours & Co.	3,721	166,031

Drug Retail — 1.5%
CVS Caremark Corp.	10,656	335,344

Electric Utilities — 1.3%
American Electric Power Co., Inc.	3,100	112,313
FirstEnergy Corp.	4,631	178,479

		290,792

Electrical Components & Equipment — 0.8%
Emerson Electric Co.	3,600	189,576

General Merchandise Stores — 0.4%
Target Corp.	1,800	96,192

Health Care Distributors — 1.3%
Cardinal Health, Inc.	9,099	300,631

Home Improvement Retail — 1.8%
Home Depot, Inc.	6,400	202,752
Lowe’s Cos., Inc.	9,300	207,297

		410,049

Household Products — 0.3%
Procter & Gamble Co. (The)	1,110	66,567

Hypermarkets & Super Centers — 1.8%
Wal-Mart Stores, Inc.	7,620	407,822

Industrial Conglomerates — 3.3%
General Electric Co.	18,500	300,625
Textron, Inc.	6,892	141,700
Tyco International Ltd. (Luxembourg)	8,500	312,205

		754,530

Industrial Machinery — 1.1%
Ingersoll-Rand PLC (Ireland)	7,066	252,327

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Value Fund

	Shares	Value

Integrated Oil & Gas —6.6%
BP PLC —ADR (United Kingdom) (b)	3,200	$131,744
Chevron Corp.	5,900	478,195
ConocoPhillips	5,900	338,837
Royal Dutch Shell PLC -ADR (Netherlands)	6,043	364,393
Total SA -ADR (France)	3,304	170,486

		1,483,655

Integrated Telecommunication Services -3.3%
AT&T, Inc.	11,701	334,649
Verizon Communications, Inc.	12,706	414,088

		748,737

Internet Software & Services -4.6%
eBay, Inc. (b)	28,370	692,228
Yahoo!, Inc. (b)	25,141	356,248

		1,048,476

Investment Banking & Brokerage —1.4%
Goldman Sachs Group, Inc. (The)	1,576	227,858
Morgan Stanley	3,450	85,146

		313,004

IT Consulting & Other Services -0.6%
Accenture PLC -Class A (Ireland)	3,100	131,719

Life & Health Insurance -2.9%
Aflac, Inc.	2,200	113,762
MetLife, Inc.	7,800	299,910
Torchmark Corp.	4,500	239,130

		652,802

Managed Health Care -2.5%
UnitedHealth Group, Inc.	11,674	409,874
WellPoint, Inc. (b)	2,900	164,256

		574,130

Movies & Entertainment -6.9%
News Corp. -Class B	20,599	310,221
Time Warner, Inc.	11,533	353,486
Viacom, Inc. -Class B	24,882	900,480

		1,564,187

Multi-Utilities -0.3%
Sempra Energy	1,400	75,320

Oil & Gas Drilling -0.4%
Noble Corp.	2,480	83,799

Oil & Gas Equipment & Services -2.7%
Halliburton Co.	13,103	433,316
Weatherford International Ltd. (b)	9,826	168,025

		601,341

Other Diversified Financial Services -6.2%
Bank of America Corp.	35,008	458,955
Citigroup, Inc. (b)	76,504	298,365
JPMorgan Chase & Co.	17,239	656,289

		1,413,609

Packaged Foods & Meats -4.0%
Kraft Foods, Inc. -Class A	17,316	534,372
Unilever N.V. -NY Registered Shares (Netherlands)	12,162	363,400

		897,772

Paper Products -2.6%
International Paper Co.	26,670	580,073

Personal Products -0.6%
Avon Products, Inc.	4,159	133,545

Pharmaceuticals -9.1%
Abbott Laboratories	3,664	191,407
Bristol-Myers Squibb Co.	18,647	505,520
GlaxoSmithKline PLC -ADR (United Kingdom)	3,601	142,312
Merck & Co., Inc.	12,272	451,732
Pfizer, Inc.	36,029	618,618
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Value Fund

	Shares	Value

Pharmaceuticals —(continued)
Roche Holding AG -ADR (Switzerland)	4,300	$147,669

		2,057,258

Property & Casualty Insurance —5.9%
Chubb Corp.	14,969	853,083
Travelers Cos., Inc. (The)	9,104	474,319

		1,327,402

Regional Banks —1.2%
PNC Financial Services Group, Inc.	5,100	264,741

Semiconductor Equipment —0.5%
KLA-Tencor Corp.	3,202	112,806

Semiconductors — 1.3%
Intel Corp.	14,870	285,950

Soft Drinks —1.6%
Coca-Cola Co. (The)	4,759	278,497
PepsiCo, Inc.	1,200	79,728

		358,225

Systems Software -0.3%
Microsoft Corp.	2,900	71,021

Tobacco -0.7%
Philip Morris International, Inc.	2,850	159,657

Wireless Telecommunication Services -0.9%
Vodafone Group PLC -ADR (United Kingdom)	8,600	213,366

Total Common Stocks & Other Equity Interests (Cost $21,951,986)		22,412,239

Money Market Funds —1.0%
Liquid Assets Portfolio — Institutional Class (c)	120,515	120,515
Premier Portfolio — Institutional Class (c)	120,515	120,515

Total Money Market Funds (Cost $241,030)		241,030

Total Investments -100.1% (Cost $22,193,016)		22,653,269
Other Assets Less Liabilities -(0.1%)		(29,741)

Net Assets -100.0%		$22,623,528

Investment Abbreviations:

ADR	American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Equity Securities	$22,505,600	$147,669	$—	$22,653,269
Invesco Van Kampen V.I. Value Fund

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,935,507
Aggregate unrealized (depreciation) of investment securities	(1,766,529)

Net unrealized appreciation of investment securities	$168,978

Cost of investments for tax purposes is $22,484,291.
NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen V.I. Comstock Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen V.I. Value Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: November 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	November 29, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	November 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.